UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05962
Name of Registrant: Vanguard Variable Insurance Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2017
Item 1: Schedule of Investments

Vanguard High Yield Bond Portfolio

Schedule of Investments (unaudited)

As of March 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bonds (96.0%)
Finance (8.5%)
	Banking (0.3%)
	Royal Bank of Scotland Group plc	6.125%	12/15/22	1,635	1,732

	Finance Companies (5.3%)
1,2 AerCap Global Aviation Trust		6.500%	6/15/45	3,750	3,905
	Aircastle Ltd.	5.125%	3/15/21	30	32
	Aircastle Ltd.	5.500%	2/15/22	830	886
	Aircastle Ltd.	5.000%	4/1/23	1,225	1,288
	Aircastle Ltd.	4.125%	5/1/24	1,330	1,330
	CIT Group Inc.	3.875%	2/19/19	1,100	1,127
	CIT Group Inc.	5.375%	5/15/20	2,915	3,104
	CIT Group Inc.	5.000%	8/15/22	1,205	1,259
	Homer City Generation LP	8.734%	10/1/26	3,575	1,376
	Navient Corp.	5.500%	1/15/19	2,125	2,203
	Navient Corp.	8.000%	3/25/20	2,000	2,157
	Navient Corp.	6.625%	7/26/21	315	325
	Navient Corp.	7.250%	1/25/22	615	638
	Navient Corp.	6.500%	6/15/22	3,010	3,032
	Navient Corp.	5.500%	1/25/23	2,325	2,225
	Navient Corp.	7.250%	9/25/23	590	597
2	OneMain Financial Holdings LLC	6.750%	12/15/19	285	297
2	Park Aerospace Holdings Ltd.	5.250%	8/15/22	1,370	1,426
2	Park Aerospace Holdings Ltd.	5.500%	2/15/24	1,850	1,935
	Springleaf Finance Corp.	5.250%	12/15/19	210	211
	Springleaf Finance Corp.	6.000%	6/1/20	65	66
	Springleaf Finance Corp.	8.250%	12/15/20	2,300	2,498
	Springleaf Finance Corp.	7.750%	10/1/21	1,965	2,093
	Springleaf Finance Corp.	8.250%	10/1/23	515	541

	Insurance (1.9%)
	Genworth Holdings Inc.	7.700%	6/15/20	270	266
	Genworth Holdings Inc.	7.200%	2/15/21	830	783
	Genworth Holdings Inc.	7.625%	9/24/21	760	718
	Genworth Holdings Inc.	4.900%	8/15/23	1,475	1,232
	Genworth Holdings Inc.	4.800%	2/15/24	220	181
2	Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,790
	LifePoint Health Inc.	5.875%	12/1/23	1,635	1,684
	MGIC Investment Corp.	5.750%	8/15/23	725	763
	Radian Group Inc.	5.250%	6/15/20	295	308
	Radian Group Inc.	7.000%	3/15/21	1,705	1,876
1	Voya Financial Inc.	5.650%	5/15/53	2,725	2,773

	Other Finance (0.4%)
	CNO Financial Group Inc.	4.500%	5/30/20	150	155
	CNO Financial Group Inc.	5.250%	5/30/25	1,190	1,220
2,3 Lincoln Finance Ltd.		6.875%	4/15/21	265	302
2	Lincoln Finance Ltd.	7.375%	4/15/21	485	515

	Nationstar Mortgage LLC / Nationstar Capital
	Corp.	6.500%	7/1/21	459	462

	Real Estate Investment Trusts (0.6%)
	Felcor Lodging LP	5.625%	3/1/23	2,325	2,412
	Felcor Lodging LP	6.000%	6/1/25	1,160	1,212
					54,935
Industrial (84.8%)
	Basic Industry (7.3%)
	AK Steel Corp.	7.625%	10/1/21	355	370
	AK Steel Corp.	7.500%	7/15/23	2,265	2,458
	AK Steel Corp.	7.000%	3/15/27	955	949
2	Anglo American Capital plc	3.625%	5/14/20	1,025	1,037
2	Anglo American Capital plc	4.125%	4/15/21	855	868
2	Anglo American Capital plc	4.125%	9/27/22	665	667
2	Anglo American Capital plc	4.875%	5/14/25	850	858
	ArcelorMittal	5.125%	6/1/20	295	308
	ArcelorMittal	7.000%	2/25/22	560	636
	ArcelorMittal	6.125%	6/1/25	670	743
2	Axalta Coating Systems LLC	4.875%	8/15/24	685	706
	Chemours Co.	6.625%	5/15/23	2,565	2,712
	Chemours Co.	7.000%	5/15/25	1,950	2,101
2,3 Constellium NV		4.625%	5/15/21	125	130
2	Constellium NV	8.000%	1/15/23	1,520	1,558
2	Constellium NV	5.750%	5/15/24	1,085	1,001
2	Constellium NV	6.625%	3/1/25	1,380	1,332
2	First Quantum Minerals Ltd.	7.000%	2/15/21	1,252	1,290
2	First Quantum Minerals Ltd.	7.250%	5/15/22	1,580	1,625
	Graphic Packaging International Inc.	4.125%	8/15/24	760	754
	Hexion Inc.	6.625%	4/15/20	1,545	1,414
2	New Gold Inc.	7.000%	4/15/20	260	261
2	New Gold Inc.	6.250%	11/15/22	1,004	1,008
2	Novelis Corp.	6.250%	8/15/24	1,580	1,643
2	Novelis Corp.	5.875%	9/30/26	1,475	1,501
	Olin Corp.	5.125%	9/15/27	1,685	1,710
	Steel Dynamics Inc.	5.125%	10/1/21	1,320	1,351
	Steel Dynamics Inc.	5.500%	10/1/24	1,185	1,235
	Teck Resources Ltd.	3.750%	2/1/23	295	286
2	Teck Resources Ltd.	8.500%	6/1/24	1,395	1,609
	Teck Resources Ltd.	6.125%	10/1/35	235	243
	Teck Resources Ltd.	6.000%	8/15/40	200	200
	Teck Resources Ltd.	6.250%	7/15/41	645	669
	Teck Resources Ltd.	5.200%	3/1/42	150	141
	Teck Resources Ltd.	5.400%	2/1/43	1,450	1,385
	United States Steel Corp.	7.375%	4/1/20	1,034	1,110
	United States Steel Corp.	6.875%	4/1/21	590	603
2	United States Steel Corp.	8.375%	7/1/21	2,640	2,930
	United States Steel Corp.	7.500%	3/15/22	575	595
	United States Steel Corp.	6.650%	6/1/37	460	401
2	Versum Materials Inc.	5.500%	9/30/24	530	547
2,3 VWR Funding Inc.		4.625%	4/15/22	3,500	3,876
2	Westlake Chemical Corp.	4.875%	5/15/23	230	239

	Capital Goods (8.7%)
2	ARD Finance SA	7.125%	9/15/23	1,795	1,844
2	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	7.250%	5/15/24	1,415	1,512

2	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	6.000%	2/15/25	2,215	2,234
2	Ashtead Capital Inc.	6.500%	7/15/22	825	858
	Berry Plastics Corp.	5.500%	5/15/22	60	62
	Berry Plastics Corp.	5.125%	7/15/23	60	62
	Berry Plastics Escrow LLC/Berry Plastics
	Escrow Corp.	6.000%	10/15/22	750	791
2	Bombardier Inc.	7.750%	3/15/20	1,500	1,601
2	Cemex Finance LLC	6.000%	4/1/24	290	305
2	Cemex SAB de CV	6.125%	5/5/25	3,580	3,822
2	Cemex SAB de CV	7.750%	4/16/26	735	827
	Clean Harbors Inc.	5.250%	8/1/20	2,006	2,036
	Clean Harbors Inc.	5.125%	6/1/21	2,033	2,069
	CNH Industrial Capital LLC	3.625%	4/15/18	930	939
	CNH Industrial Capital LLC	3.875%	7/16/18	1,745	1,771
	CNH Industrial Capital LLC	3.375%	7/15/19	257	259
	CNH Industrial Capital LLC	4.375%	11/6/20	1,230	1,272
	CNH Industrial Capital LLC	4.875%	4/1/21	1,155	1,213
	CNH Industrial NV	4.500%	8/15/23	2,320	2,349
	Eagle Materials Inc.	4.500%	8/1/26	185	184
2	Flex Acquisition Co. Inc.	6.875%	1/15/25	3,170	3,218
2	HD Supply Inc.	5.250%	12/15/21	1,105	1,160
2	HD Supply Inc.	5.750%	4/15/24	280	294
2	Huntington Ingalls Industries Inc.	5.000%	11/15/25	385	401
2,3 Loxam SAS		4.250%	4/15/24	190	205
2,3 Loxam SAS		6.000%	4/15/25	185	200
	Masco Corp.	7.750%	8/1/29	480	617
	Masco Corp.	6.500%	8/15/32	120	142
2	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	895	946
2	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	355	379
	PulteGroup Inc.	5.500%	3/1/26	1,245	1,290
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	985	1,012
2	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	1,490	1,533
2	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	440	470
2	Signode Industrial Group Lux SA/Signode
	Industrial Group US Inc.	6.375%	5/1/22	2,293	2,342
2	Standard Industries Inc.	5.500%	2/15/23	295	301
2	Standard Industries Inc.	5.375%	11/15/24	1,085	1,100
2	Standard Industries Inc.	6.000%	10/15/25	4,295	4,435
2	Standard Industries Inc.	5.000%	2/15/27	495	484
	TransDigm Inc.	6.500%	7/15/24	1,600	1,616
	TransDigm Inc.	6.500%	5/15/25	2,635	2,635
	United Rentals North America Inc.	6.125%	6/15/23	355	370
	United Rentals North America Inc.	4.625%	7/15/23	840	864
	United Rentals North America Inc.	5.500%	7/15/25	1,025	1,058
	United Rentals North America Inc.	5.875%	9/15/26	1,215	1,267
	United Rentals North America Inc.	5.500%	5/15/27	1,630	1,642
2	USG Corp.	5.500%	3/1/25	263	272

	Communication (25.7%)
2	Altice Financing SA	6.625%	2/15/23	1,365	1,420
2	Altice Luxembourg SA	7.625%	2/15/25	600	635
2	Altice US Finance I Corp.	5.500%	5/15/26	2,500	2,562
2	Bankrate Inc.	6.125%	8/15/18	385	387

Belo Corp.	7.750%	6/1/27	205	222
Belo Corp.	7.250%	9/15/27	616	653
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	3/15/21	250	257
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	365	377
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	400	412
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	2,990	3,080
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	1,150	1,193
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	145	151
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	2,441	2,508
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	2/15/26	1,450	1,523
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.500%	5/1/26	1,686	1,743
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	745	782
2 Cequel Communications Holdings I LLC /
Cequel Capital Corp.	5.125%	12/15/21	1,935	1,962
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	1,341	1,545
2 Columbus International Inc.	7.375%	3/30/21	1,455	1,553
CSC Holdings LLC	8.625%	2/15/19	1,345	1,480
CSC Holdings LLC	6.750%	11/15/21	1,735	1,878
2 CSC Holdings LLC	5.500%	4/15/27	2,230	2,266
DISH DBS Corp.	6.750%	6/1/21	3,805	4,109
DISH DBS Corp.	5.875%	7/15/22	3,405	3,575
DISH DBS Corp.	5.000%	3/15/23	525	528
DISH DBS Corp.	5.875%	11/15/24	1,575	1,652
DISH DBS Corp.	7.750%	7/1/26	2,350	2,726
Embarq Corp.	7.995%	6/1/36	720	711
Frontier Communications Corp.	11.000%	9/15/25	2,030	1,967
Gannett Co. Inc.	5.125%	7/15/20	1,995	2,055
2 Gannett Co. Inc.	4.875%	9/15/21	410	416
Gannett Co. Inc.	6.375%	10/15/23	2,300	2,429
2 Gannett Co. Inc.	5.500%	9/15/24	200	205
2 Gray Television Inc.	5.125%	10/15/24	1,285	1,266
2 Gray Television Inc.	5.875%	7/15/26	820	836
Lamar Media Corp.	5.000%	5/1/23	1,070	1,105
Lamar Media Corp.	5.375%	1/15/24	115	119
Lamar Media Corp.	5.750%	2/1/26	170	181
Level 3 Financing Inc.	5.375%	8/15/22	2,515	2,600
Level 3 Financing Inc.	5.625%	2/1/23	870	899
Level 3 Financing Inc.	5.125%	5/1/23	1,120	1,134
Level 3 Financing Inc.	5.375%	1/15/24	450	459
Level 3 Financing Inc.	5.375%	5/1/25	1,120	1,145
Level 3 Financing Inc.	5.250%	3/15/26	1,500	1,508
Liberty Interactive LLC	8.500%	7/15/29	1,465	1,641
Liberty Interactive LLC	8.250%	2/1/30	3,945	4,231
National CineMedia LLC	6.000%	4/15/22	1,095	1,126
2 NBCUniversal Enterprise Inc.	5.250%	3/29/49	880	924
Netflix Inc.	5.500%	2/15/22	980	1,039

	Netflix Inc.	5.875%	2/15/25	2,995	3,205
2	Netflix Inc.	4.375%	11/15/26	1,265	1,243
2	Nielsen Finance LLC / Nielsen Finance Co.	5.000%	4/15/22	3,020	3,088
2	Numericable Group SA	6.000%	5/15/22	1,575	1,632
2	Numericable-SFR SA	7.375%	5/1/26	1,450	1,497
	Quebecor Media Inc.	5.750%	1/15/23	2,385	2,486
	Qwest Corp.	6.875%	9/15/33	481	476
	SBA Communications Corp.	4.875%	7/15/22	1,545	1,566
	Sinclair Television Group Inc.	6.125%	10/1/22	205	214
2	Sinclair Television Group Inc.	5.625%	8/1/24	200	204
2	Sinclair Television Group Inc.	5.875%	3/15/26	2,740	2,808
2	Sinclair Television Group Inc.	5.125%	2/15/27	1,590	1,542
2	Sirius XM Radio Inc.	4.250%	5/15/20	305	308
2	Sirius XM Radio Inc.	4.625%	5/15/23	390	399
2	Sirius XM Radio Inc.	6.000%	7/15/24	1,193	1,279
2	Sirius XM Radio Inc.	5.375%	4/15/25	382	391
2	Softbank Corp.	4.500%	4/15/20	4,925	5,048
	Sprint Capital Corp.	6.875%	11/15/28	4,015	4,241
	Sprint Capital Corp.	8.750%	3/15/32	635	762
2	Sprint Communications Inc.	7.000%	3/1/20	2,245	2,441
	Sprint Communications Inc.	6.000%	11/15/22	325	332
	Sprint Corp.	7.250%	9/15/21	2,590	2,797
	Sprint Corp.	7.875%	9/15/23	8,359	9,258
	Sprint Corp.	7.125%	6/15/24	1,726	1,834
	Sprint Corp.	7.625%	2/15/25	1,440	1,573
	T-Mobile USA Inc.	6.633%	4/28/21	2,665	2,755
	T-Mobile USA Inc.	5.375%	4/15/27	2,945	3,033
	Telecom Italia Capital SA	6.375%	11/15/33	381	384
	Telecom Italia Capital SA	6.000%	9/30/34	1,005	990
	Telecom Italia Capital SA	7.721%	6/4/38	1,280	1,418
	Time Warner Cable LLC	5.875%	11/15/40	60	64
	Time Warner Cable LLC	5.500%	9/1/41	1,973	2,021
4,5 Tribune Company Bank Loan		3.982%	12/27/20	122	123
4,5 Tribune Company Bank Loan		3.982%	1/27/24	1,523	1,532
	Tribune Media Co.	5.875%	7/15/22	2,300	2,392
2	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	1,190	1,232
2	Univision Communications Inc.	5.125%	5/15/23	550	548
2	Univision Communications Inc.	5.125%	2/15/25	5,640	5,555
1	Viacom Inc.	5.875%	2/28/57	680	692
1	Viacom Inc.	6.250%	2/28/57	930	935
	Videotron Ltd.	5.000%	7/15/22	3,763	3,928
2	Videotron Ltd.	5.375%	6/15/24	260	270
2	Virgin Media Secured Finance plc	5.500%	1/15/25	610	624
2	Virgin Media Secured Finance plc	5.500%	8/15/26	355	360
2	VTR Finance BV	6.875%	1/15/24	2,720	2,842
2	Wind Acquisition Finance SA	4.750%	7/15/20	2,185	2,218
2	Wind Acquisition Finance SA	7.375%	4/23/21	1,900	1,969
2	WMG Acquisition Corp.	6.750%	4/15/22	2,462	2,585
2	WMG Acquisition Corp.	5.000%	8/1/23	740	749
2	WMG Acquisition Corp.	4.875%	11/1/24	1,105	1,113
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	3,315	3,497
	Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	1,430	1,543
2	Zayo Group LLC / Zayo Capital Inc.	5.750%	1/15/27	445	468

	Consumer Cyclical (9.2%)
2	Adient Global Holdings Ltd.	4.875%	8/15/26	3,075	3,014

	American Axle & Manufacturing Inc.	6.625%	10/15/22	1,300	1,337
4,5 Bass Pro Group, LLC Bank Loan		5.970%	12/15/23	1,323	1,273
4,5 Bass Pro Group, LLC Bank Loan		5.970%	12/15/23	1,772	1,706
	CalAtlantic Group Inc.	5.875%	11/15/24	140	147
	CalAtlantic Group Inc.	5.250%	6/1/26	270	269
	Cedar Fair LP / Canada's Wonderland Co. /
	MagnumManagement Corp.	5.375%	6/1/24	835	858
	Dana Holding Corp.	5.375%	9/15/21	557	576
	Dana Holding Corp.	5.500%	12/15/24	1,055	1,068
4,5 Delta Alpha Topco Bank Loan		8.068%	7/29/22	1,155	1,157
	GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	105	108
	GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	2,630	2,785
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	1,810	1,862
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	1,440	1,436
	Group 1 Automotive Inc.	5.000%	6/1/22	1,335	1,347
2	Group 1 Automotive Inc.	5.250%	12/15/23	1,055	1,063
2	Hanesbrands Inc.	4.625%	5/15/24	730	721
2	Hanesbrands Inc.	4.875%	5/15/26	735	721
2	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	1,770	1,748
2	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	3,025	3,048
2	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	1,870	1,884
2	IHO Verwaltungs GmbH	4.500%	9/15/23	725	718
2	IHO Verwaltungs GmbH	4.750%	9/15/26	680	661
4,5 Ion Media Networks Bank Loan		4.500%	12/18/20	1,783	1,796
	KB Home	4.750%	5/15/19	830	852
	KB Home	8.000%	3/15/20	120	133
	KB Home	7.000%	12/15/21	230	253
	KB Home	7.500%	9/15/22	215	236
	KB Home	7.625%	5/15/23	1,300	1,406
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.000%	6/1/24	815	828
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.250%	6/1/26	760	773
	L Brands Inc.	6.625%	4/1/21	1,430	1,560
4,5 La Quinta Intermediate Holdings LLC Bank
	Loan	3.772%	4/14/21	1,820	1,831
	Lennar Corp.	4.750%	4/1/21	740	767
	Lennar Corp.	4.125%	1/15/22	1,015	1,023
	Lennar Corp.	4.875%	12/15/23	625	635
	Neiman Marcus Group Inc.	7.125%	6/1/28	1,820	1,329
	Penske Automotive Group Inc.	5.750%	10/1/22	387	401
	Penske Automotive Group Inc.	5.375%	12/1/24	813	814
	PulteGroup Inc.	5.000%	1/15/27	115	115
	Service Corp. International	8.000%	11/15/21	1,225	1,424
	Service Corp. International	5.375%	1/15/22	905	933
2	ServiceMaster Co. LLC	5.125%	11/15/24	1,770	1,810
2	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	450	451
2	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	450	450
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	295
	Toll Brothers Finance Corp.	4.875%	3/15/27	1,490	1,490
	William Lyon Homes Inc.	7.000%	8/15/22	450	470
2	William Lyon Homes Inc.	5.875%	1/31/25	1,155	1,164
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	4,121	4,209
2	ZF North America Capital Inc.	4.500%	4/29/22	470	489

2	ZF North America Capital Inc.	4.750%	4/29/25	1,725	1,785

	Consumer Noncyclical (13.1%)
	Alere Inc.	6.500%	6/15/20	481	485
2	Alere Inc.	6.375%	7/1/23	1,135	1,158
	Aramark Services Inc.	5.125%	1/15/24	975	1,021
2	Aramark Services Inc.	5.000%	4/1/25	1,400	1,444
	Aramark Services Inc.	4.750%	6/1/26	580	584
2	Capsugel SA	7.000%	5/15/19	1,155	1,154
2	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc.	5.750%	3/1/25	1,290	1,324
	CHS/Community Health Systems Inc.	7.125%	7/15/20	1,060	973
	CHS/Community Health Systems Inc.	5.125%	8/1/21	525	518
	CHS/Community Health Systems Inc.	6.875%	2/1/22	5,455	4,691
	CHS/Community Health Systems Inc.	6.250%	3/31/23	2,185	2,223
2,4 Endo Finance LLC / Endo Finco Inc.		6.000%	2/1/25	2,845	2,432
2	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	2,515	2,201
2	Envision Healthcare Corp.	5.125%	7/1/22	2,806	2,838
	Envision Healthcare Corp.	5.625%	7/15/22	2,645	2,711
	Grifols Worldwide Operations Ltd.	5.250%	4/1/22	996	1,035
	HCA Holdings Inc.	6.250%	2/15/21	1,020	1,102
	HCA Inc.	6.500%	2/15/20	3,875	4,233
	HCA Inc.	5.875%	3/15/22	1,850	2,035
	HCA Inc.	4.750%	5/1/23	2,100	2,189
	HCA Inc.	5.875%	5/1/23	300	324
	HCA Inc.	5.375%	2/1/25	505	525
	HCA Inc.	5.250%	4/15/25	1,500	1,594
	HCA Inc.	7.690%	6/15/25	130	148
	HCA Inc.	5.875%	2/15/26	1,900	2,004
	HCA Inc.	5.250%	6/15/26	975	1,027
2	inVentiv Group Holdings Inc/inVentiv Health
	Inc/inVentiv Health Clinical Inc.	7.500%	10/1/24	795	819
2	Kinetic Concepts Inc / KCI USA Inc.	7.875%	2/15/21	1,570	1,656
2	Lamb Weston Holdings Inc.	4.625%	11/1/24	1,040	1,058
2	Lamb Weston Holdings Inc.	4.875%	11/1/26	1,040	1,056
4,5 Lands' End, Inc. Bank Loan		4.250%	3/12/21	3,084	2,468
2	LifePoint Health Inc.	5.375%	5/1/24	1,463	1,481
2	MEDNAX Inc.	5.250%	12/1/23	580	592
2	MPH Acquisition Holdings LLC	7.125%	6/1/24	1,590	1,713
2	Post Holdings Inc.	5.500%	3/1/25	795	797
2	Post Holdings Inc.	5.000%	8/15/26	2,915	2,780
2	Post Holdings Inc.	5.750%	3/1/27	665	662
2	Quintiles IMS Inc.	5.000%	10/15/26	1,130	1,130
2	Quintiles Transnational Holdings Inc.	4.875%	5/15/23	750	759
	Revlon Consumer Products Corp.	5.750%	2/15/21	570	569
	Revlon Consumer Products Corp.	6.250%	8/1/24	1,880	1,880
4,5 Revlon Consumer Products Corp. Bank Loan		4.482%	9/7/23	176	176
4,5 Revlon Consumer Products Corp. Bank Loan		4.482%	9/7/23	597	597
4,5 Revlon Consumer Products Corp. Bank Loan		4.482%	9/7/23	16	16
2	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	1,915	1,958
2	Sterigenics-Nordion Topco LLC	8.125%	11/1/21	275	282
	Tempur Sealy International Inc.	5.625%	10/15/23	270	271
	Tenet Healthcare Corp.	5.000%	3/1/19	1,560	1,560
	Tenet Healthcare Corp.	5.500%	3/1/19	785	793
	Tenet Healthcare Corp.	4.750%	6/1/20	835	852
	Tenet Healthcare Corp.	4.500%	4/1/21	932	933

Tenet Healthcare Corp.	4.375%	10/1/21	3,520	3,520
2 Tenet Healthcare Corp.	7.500%	1/1/22	265	286
Tenet Healthcare Corp.	8.125%	4/1/22	2,830	2,950
THC Escrow Corp. II	6.750%	6/15/23	595	585
2 Valeant Pharmaceuticals International Inc.	5.375%	3/15/20	2,445	2,188
2 Valeant Pharmaceuticals International Inc.	6.375%	10/15/20	1,550	1,403
2 Valeant Pharmaceuticals International Inc.	6.500%	3/15/22	620	638
2 Valeant Pharmaceuticals International Inc.	7.000%	3/15/24	1,390	1,426
2 Valeant Pharmaceuticals International Inc.	6.125%	4/15/25	1,500	1,155
2 Vizient Inc.	10.375%	3/1/24	1,225	1,396

Energy (12.0%)
AmeriGas Finance LLC / AmeriGas Finance
Corp.	5.625%	5/20/24	1,395	1,402
AmeriGas Finance LLC / AmeriGas Finance
Corp.	5.875%	8/20/26	1,395	1,395
AmeriGas Partners LP / AmeriGas Finance
Corp.	5.500%	5/20/25	620	615
AmeriGas Partners LP / AmeriGas Finance
Corp.	5.750%	5/20/27	1,015	1,000
Anadarko Petroleum Corp.	5.550%	3/15/26	145	161
Anadarko Petroleum Corp.	6.200%	3/15/40	731	825
Anadarko Petroleum Corp.	6.600%	3/15/46	240	290
Antero Resources Corp.	5.125%	12/1/22	1,445	1,459
Concho Resources Inc.	5.500%	10/1/22	2,440	2,525
Concho Resources Inc.	5.500%	4/1/23	1,150	1,190
Continental Resources Inc.	5.000%	9/15/22	3,354	3,392
Continental Resources Inc.	4.500%	4/15/23	2,280	2,223
Continental Resources Inc.	3.800%	6/1/24	505	470
Continental Resources Inc.	4.900%	6/1/44	706	605
2 DCP Midstream LLC	9.750%	3/15/19	450	505
2 DCP Midstream LLC	5.350%	3/15/20	335	347
DCP Midstream Operating LP	2.700%	4/1/19	600	593
DCP Midstream Operating LP	4.950%	4/1/22	1,436	1,450
DCP Midstream Operating LP	3.875%	3/15/23	325	313
DCP Midstream Operating LP	5.600%	4/1/44	875	809
2 Diamondback Energy Inc.	4.750%	11/1/24	175	176
2 Diamondback Energy Inc.	5.375%	5/31/25	1,430	1,469
Energy Transfer Equity LP	7.500%	10/15/20	2,460	2,755
Energy Transfer Equity LP	5.875%	1/15/24	185	197
Energy Transfer Equity LP	5.500%	6/1/27	2,430	2,545
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,403	2,283
Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	165	156
Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	50	47
Kerr-McGee Corp.	6.950%	7/1/24	985	1,162
Kinder Morgan Inc.	7.750%	1/15/32	740	923
Laredo Petroleum Inc.	5.625%	1/15/22	1,662	1,662
Laredo Petroleum Inc.	7.375%	5/1/22	550	571
Laredo Petroleum Inc.	6.250%	3/15/23	2,158	2,190
Marathon Oil Corp.	3.850%	6/1/25	1,190	1,169
Marathon Oil Corp.	6.800%	3/15/32	250	285
Marathon Oil Corp.	6.600%	10/1/37	300	340
Marathon Oil Corp.	5.200%	6/1/45	395	389
Matador Resources Co.	6.875%	4/15/23	1,720	1,789
2 Matador Resources Co.	6.875%	4/15/23	1,070	1,113
2 MEG Energy Corp.	6.375%	1/30/23	850	761
2 MEG Energy Corp.	7.000%	3/31/24	1,439	1,288

2	MEG Energy Corp.	6.500%	1/15/25	2,600	2,600
	MPLX LP	4.875%	12/1/24	1,410	1,479
	MPLX LP	4.875%	6/1/25	2,685	2,809
	Newfield Exploration Co.	5.625%	7/1/24	600	632
2	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	815	825
	QEP Resources Inc.	6.800%	3/1/20	220	228
	QEP Resources Inc.	6.875%	3/1/21	913	968
	QEP Resources Inc.	5.375%	10/1/22	535	528
	QEP Resources Inc.	5.250%	5/1/23	597	587
	Rice Energy Inc.	7.250%	5/1/23	1,040	1,108
2	RSP Permian Inc.	5.250%	1/15/25	595	599
2	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,255	1,384
	SM Energy Co.	6.500%	11/15/21	100	103
	SM Energy Co.	6.125%	11/15/22	935	949
	SM Energy Co.	6.500%	1/1/23	75	76
	SM Energy Co.	5.000%	1/15/24	1,994	1,884
	SM Energy Co.	5.625%	6/1/25	1,096	1,044
	SM Energy Co.	6.750%	9/15/26	305	307
2	Southern Star Central Corp.	5.125%	7/15/22	480	482
	Tesoro Corp.	5.125%	4/1/24	996	1,038
2	Tesoro Corp.	5.125%	12/15/26	665	697
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	165	174
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.250%	10/15/22	1,120	1,182
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.375%	5/1/24	1,135	1,220
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	5.250%	1/15/25	970	1,011
	Williams Cos. Inc.	7.875%	9/1/21	510	589
	Williams Cos. Inc.	3.700%	1/15/23	1,225	1,204
	Williams Cos. Inc.	4.550%	6/24/24	681	688
	Williams Cos. Inc.	5.750%	6/24/44	795	801
	WPX Energy Inc.	6.000%	1/15/22	2,706	2,740
	WPX Energy Inc.	5.250%	9/15/24	3,104	2,980

	Technology (7.1%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	1,355	1,484
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	2,500	2,750
2	Camelot Finance SA	7.875%	10/15/24	1,260	1,326
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	730	739
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	485	508
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	760	772
	Equinix Inc.	5.375%	4/1/23	680	707
	Equinix Inc.	5.375%	5/15/27	780	805
2	First Data Corp.	5.375%	8/15/23	2,265	2,358
2	First Data Corp.	7.000%	12/1/23	5,565	5,969
2	First Data Corp.	5.000%	1/15/24	1,500	1,526
2	First Data Corp.	5.750%	1/15/24	3,901	4,013
	Infor US Inc.	6.500%	5/15/22	3,060	3,121
2,6 Iron Mountain Europe plc		6.125%	9/15/22	755	1,001
	Iron Mountain Inc.	5.750%	8/15/24	825	842
2	MSCI Inc.	5.250%	11/15/24	395	417
2	MSCI Inc.	5.750%	8/15/25	1,560	1,658
2	MSCI Inc.	4.750%	8/1/26	510	516
	NCR Corp.	4.625%	2/15/21	2,375	2,423
	NCR Corp.	5.875%	12/15/21	145	152

NCR Corp.	5.000%	7/15/22	600	609
NCR Corp.	6.375%	12/15/23	455	479
Nokia Oyj	6.625%	5/15/39	2,250	2,371
2 Open Text Corp.	5.625%	1/15/23	1,070	1,111
2 Open Text Corp.	5.875%	6/1/26	1,345	1,402
2 Sensata Technologies BV	5.625%	11/1/24	575	598
2 Sensata Technologies BV	5.000%	10/1/25	1,610	1,622
2 Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	1,520	1,607
SS&C Technologies Holdings Inc.	5.875%	7/15/23	890	941
2 Symantec Corp.	5.000%	4/15/25	1,920	1,965

Transportation (1.7%)
2 Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.125%	6/1/22	1,876	1,801
Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.500%	4/1/23	2,028	1,970
2 Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	6.375%	4/1/24	580	579
1 Continental Airlines 2007-1 Class B Pass
Through Trust	6.903%	4/19/22	291	303
Hertz Corp.	6.750%	4/15/19	720	719
Hertz Corp.	5.875%	10/15/20	1,330	1,273
Hertz Corp.	7.375%	1/15/21	2,230	2,219
2 Hertz Corp.	5.500%	10/15/24	2,690	2,337
				547,317
Utilities (2.7%)
Electric (2.7%)
AES Corp.	4.875%	5/15/23	600	596
AES Corp.	5.500%	3/15/24	3,706	3,762
Calpine Corp.	5.375%	1/15/23	1,025	1,034
2 Calpine Corp.	5.875%	1/15/24	285	301
Calpine Corp.	5.750%	1/15/25	4,580	4,534
GenOn Energy Inc.	7.875%	6/15/17	575	397
GenOn Energy Inc.	9.500%	10/15/18	1,800	1,204
GenOn Energy Inc.	9.875%	10/15/20	745	488
NRG Energy Inc.	7.875%	5/15/21	44	45
NRG Energy Inc.	6.250%	7/15/22	1,544	1,571
NRG Energy Inc.	6.625%	3/15/23	300	306
NRG Energy Inc.	6.250%	5/1/24	1,416	1,414
NRG Energy Inc.	7.250%	5/15/26	1,425	1,464
				17,116
Total Corporate Bonds (Cost $606,759)				619,368

			Shares
Temporary Cash Investment (2.6%)
Repurchase Agreement (2.6%)
Bank of America Securities, LLC
(Dated 3/31/17, Repurchase Value
$16,901,000, collateralized by Government
National Mortgage Assn. 3.500%, 2/20/47,
with a value of $17,238,000) (Cost
$16,900)	0.800%	4/3/17	16,900	16,900
Total Investments (98.6%) (Cost $623,659)				636,268
Other Assets and Liabilities-Net (1.4%)[7]				9,011
Net Assets (100%)				645,279

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate value of these securities was $235,547,000, representing 36.5% of net assets.
3 Face amount denominated in euro.
4 Adjustable-rate security.
5 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At March 31,
2017, the aggregate value of these securities was $12,675,000, representing 2.0% of net assets.
6 Face amount denominated in British pounds.
7 Cash of $165,000 has been segregated as initial margin for open cleared swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	619,368	—
Temporary Cash Investments	—	16,900	—
Forward Currency Contracts—Assets	—	110	—
Swap Contracts—Assets[1]	159	—	—
Total	159	636,378	—

1 Represents variation margin on the last day of the reporting period.

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citbank, N.A.	4/28/17	USD	5,132	EUR	4,710	102
JPMorgan Chase Bank, N.A.	4/28/17	USD	973	GBP	771	6
Barclays Bank plc	4/28/17	USD	403	EUR	375	2
						110

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At the period ended March 31, 2017, the portfolio had the following open credit default swap contracts:

Centrally Cleared Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold
CDX-HY-S28-V1-5Y	6/20/22	ICE	2,885	—	5.000	2
ICE – Intercontinental Exchange.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

G. At March 31, 2017, the cost of investment securities for tax purposes was $623,659,000. Net unrealized appreciation of investment securities for tax purposes was $12,609,000, consisting of unrealized gains of $20,967,000 on securities that had risen in value since their purchase and $8,358,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Money Market Portfolio

Schedule of Investments (unaudited)
As of March 31, 2017

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (25.2%)
2	Federal Home Loan Bank Discount
	Notes	0.750%	4/10/17	2,100	2,100
2	Federal Home Loan Bank Discount	0.535%–
	Notes	0.750%	4/12/17	36,729	36,721
2	Federal Home Loan Bank Discount
	Notes	0.770%	4/17/17	250	250
2	Federal Home Loan Bank Discount
	Notes	0.750%	4/21/17	10,800	10,795
	United States Treasury Bill	0.471%	4/20/17	13,359	13,356
	United States Treasury Bill	0.476%	4/27/17	15,309	15,304
	United States Treasury Bill	0.501%	5/4/17	15,000	14,993
	United States Treasury Bill	0.536%	5/11/17	20,000	19,988
	United States Treasury Bill	0.627%	5/18/17	20,000	19,984
	United States Treasury Bill	0.607%	5/25/17	20,000	19,982
		0.741%–
	United States Treasury Bill
		0.756%	6/8/17	17,750	17,725
	United States Treasury Bill	0.647%	6/15/17	15,000	14,980
	United States Treasury Bill	0.672%	8/24/17	15,000	14,959
		0.823%–
	United States Treasury Bill
		0.833%	8/31/17	20,000	19,930
3	United States Treasury Floating
	Rate Note	0.952%	10/31/18	15,000	15,000
Total U.S. Government and Agency Obligations (Cost $236,067)					236,067
Commercial Paper (36.5%)
Bank Holding Company (0.3%)
4	ABN Amro Funding USA LLC	1.195%	4/27/17	750	749
4	ABN Amro Funding USA LLC	1.154%	5/18/17	500	499
4	ABN Amro Funding USA LLC	1.154%	5/22/17	1,000	999
4	ABN Amro Funding USA LLC	1.125%	6/22/17	250	250
4	ABN Amro Funding USA LLC	1.205%	7/17/17	500	498
					2,995
Finance—Auto (1.5%)
	American Honda Finance Corp.	0.932%	4/25/17	3,500	3,498
	American Honda Finance Corp.	0.973%	5/4/17	2,000	1,998
	American Honda Finance Corp.	0.973%	5/5/17	1,250	1,249
4	BMW US Capital LLC	0.830%	4/6/17	1,000	1,000
4	BMW US Capital LLC	0.913%	6/28/17	250	249
	Toyota Motor Credit Corp.	1.046%	5/8/17	800	799
	Toyota Motor Credit Corp.	1.024%	6/27/17	1,000	998
	Toyota Motor Credit Corp.	1.175%	7/17/17	250	249
3	Toyota Motor Credit Corp.	1.214%	8/25/17	750	750
3	Toyota Motor Credit Corp.	1.311%	9/14/17	1,000	1,000
3	Toyota Motor Credit Corp.	1.332%	9/15/17	1,000	1,000
3	Toyota Motor Credit Corp.	1.281%	10/6/17	750	750
3	Toyota Motor Credit Corp.	1.281%	10/10/17	500	500
					14,040

Vanguard Money Market Portfolio

Foreign Banks (21.9%)
3, Australia & New Zealand Banking
	4 Group Ltd.	0.984%	9/7/17	3,250	3,250
3, Australia & New Zealand Banking
	4 Group Ltd.	0.998%	9/12/17	1,000	1,000

3,4 Bank of Nova Scotia		1.474%	5/12/17	5,000	5,002

3,4 Bank of Nova Scotia		1.200%	6/6/17	5,000	5,000

3,4 Bank of Nova Scotia		1.220%	7/6/17	2,000	2,000

3,4 Canadian Imperial Bank of Commerce		1.434%	7/24/17	5,000	5,000

3,4 Canadian Imperial Bank of Commerce		1.261%	8/3/17	5,000	5,000

3,4 Commonwealth Bank of Australia		1.532%	5/19/17	1,250	1,250

3,4 Commonwealth Bank of Australia		1.532%	5/26/17	3,750	3,750

3,4 Commonwealth Bank of Australia		1.626%	6/21/17	2,000	2,000

3,4 Commonwealth Bank of Australia		1.422%	6/30/17	2,250	2,250

3,4 Commonwealth Bank of Australia		1.602%	6/30/17	2,750	2,750

3,4 Commonwealth Bank of Australia		1.334%	8/1/17	2,750	2,750

3,4 Commonwealth Bank of Australia		1.335%	8/3/17	2,250	2,250

3,4 Commonwealth Bank of Australia		1.662%	9/25/17	1,250	1,250

3,4 Commonwealth Bank of Australia		1.350%	1/5/18	1,000	1,000

3,4 Commonwealth Bank of Australia		1.463%	1/12/18	4,000	4,000

3,4 Commonwealth Bank of Australia		1.254%	1/25/18	2,000	2,000

3,4 Commonwealth Bank of Australia		1.342%	2/26/18	500	500
	credit agricole corporate and
	investment bank (new york)	0.800%	4/3/17	5,000	5,000
4	danske corp.	1.129%	4/24/17	1,750	1,749
4	Danske Corp.	1.104%	5/9/17	1,000	999
4	Danske Corp.	1.104%	5/10/17	1,250	1,248
4		1.033%–
	Danske Corp.
		1.074%	6/1/17	8,800	8,784
4	Danske Corp.	1.114%	6/14/17	4,500	4,490
4	Danske Corp.	1.084%	6/16/17	1,508	1,505
4	DBS Bank Ltd.	0.860%	4/5/17	23,500	23,498

3,4 HSBC Bank plc		1.228%	12/20/17	2,750	2,750

3,4 HSBC Bank plc		1.308%	3/19/18	1,500	1,500
		1.053%–
	ING US Funding LLC
		1.084%	5/12/17	6,000	5,993
	ING US Funding LLC	1.129%	5/15/17	2,500	2,497
	Lloyds Bank plc	1.084%	5/4/17	2,300	2,298

Vanguard Money Market Portfolio

	Lloyds Bank plc	0.982%	5/26/17	600	599
	Lloyds Bank plc	1.064%	6/13/17	1,000	998

3,4 National Australia Bank Ltd.		1.458%	4/10/17	2,500	2,500
4	National Australia Bank Ltd.	1.096%	4/18/17	1,500	1,499

3,4 National Australia Bank Ltd.		1.260%	8/4/17	1,500	1,500

3,4 National Australia Bank Ltd.		1.297%	9/8/17	6,000	6,000
4	National Australia Bank Ltd.	1.197%	9/25/17	5,000	4,971
	Natixis (New York Branch)	0.900%	4/3/17	9,000	8,999
4	Societe Generale SA	0.840%	4/3/17	18,500	18,499
4	Svenska Handelsbanken AB	1.217%	9/5/17	500	497
4	Svenska Handelsbanken AB	1.259%	10/2/17	1,500	1,490
4	Svenska Handelsbanken AB	1.321%	11/1/17	500	496
	Swedbank AB	1.008%	6/12/17	3,000	2,994
	Swedbank AB	1.003%	6/14/17	900	898
	Swedbank AB	1.003%	6/16/17	3,300	3,293
	Swedbank AB	1.013%	6/19/17	10,000	9,978
	Swedbank AB	1.008%	6/22/17	800	798
4	Toronto Dominion Holdings USA Inc.	1.165%	7/3/17	1,000	997

3,4 Westpac Banking Corp.		1.382%	4/27/17	3,000	3,000

3,4 Westpac Banking Corp.		1.522%	5/26/17	4,250	4,250
4	Westpac Banking Corp.	1.207%	8/4/17	2,000	1,992
4	Westpac Banking Corp.	1.259%	8/30/17	5,000	4,974

3,4 Westpac Banking Corp.		1.480%	10/6/17	2,000	2,000

3,4 Westpac Banking Corp.		1.411%	12/14/17	3,000	3,000

3,4 Westpac Banking Corp.		1.170%	3/1/18	2,000	2,000

3,4 Westpac Banking Corp.		1.263%	3/12/18	3,000	3,000
					205,535
Foreign Governments (10.5%)
4		1.176%–
	CDP Financial Inc.
		1.217%	4/3/17	7,750	7,750
4		1.155%–
	CDP Financial Inc.
		1.156%	4/20/17	2,250	2,249
4	CDP Financial Inc.	1.147%	5/8/17	500	499
4	CDP Financial Inc.	1.104%	5/9/17	250	250
4	CDP Financial Inc.	1.155%	5/26/17	1,500	1,497
4		1.206%–
	CDP Financial Inc.
		1.288%	6/8/17	6,250	6,235
4	CDP Financial Inc.	1.257%	6/30/17	500	498
4	CDP Financial Inc.	1.204%	7/6/17	250	249
4	CDP Financial Inc.	1.235%	7/17/17	250	249
4	CDP Financial Inc.	1.154%	7/24/17	250	249
4		1.185%–
	CDP Financial Inc.
		1.226%	8/4/17	9,300	9,261
4	CDP Financial Inc.	1.359%	9/27/17	500	497
5	CPPIB Capital Inc.	0.877%	6/2/17	3,000	2,996
5	CPPIB Capital Inc.	0.877%	6/5/17	2,000	1,997
5	CPPIB Capital Inc.	0.867%	6/20/17	5,000	4,990
	Export Development Canada	1.003%	6/15/17	500	499

Vanguard Money Market Portfolio

4		1.033%–
	Ontario Teachers' Finance Trust
		1.207%	4/11/17	3,350	3,349
4	Ontario Teachers' Finance Trust	1.187%	4/17/17	2,000	1,999
4	Ontario Teachers' Finance Trust	1.239%	4/26/17	250	250
4	Ontario Teachers' Finance Trust	1.239%	4/27/17	4,740	4,736
4	Ontario Teachers' Finance Trust	1.228%	5/10/17	250	250
4	Ontario Teachers' Finance Trust	1.239%	5/19/17	600	599

3,4 Ontario Teachers' Finance Trust		1.374%	5/24/17	1,000	1,000
4	Ontario Teachers' Finance Trust	1.329%	6/29/17	11,324	11,287

3,4 Ontario Teachers' Finance Trust		1.352%	7/27/17	500	500

3,4 Ontario Teachers' Finance Trust		1.261%	8/3/17	1,000	1,000
4	Ontario Teachers' Finance Trust	1.269%	8/21/17	500	498
4	Ontario Teachers' Finance Trust	1.310%	8/24/17	500	497
4	Ontario Teachers' Finance Trust	1.257%	9/6/17	5,000	4,973
4	Ontario Teachers' Finance Trust	1.259%	9/18/17	500	497

3,4 Ontario Teachers' Finance Trust		1.111%	10/13/17	1,000	1,000
5		0.850%–
	PSP Capital Inc.
		0.948%	4/3/17	12,015	12,014
5	PSP Capital Inc.	0.982%	4/17/17	500	500
5	PSP Capital Inc.	0.982%	4/18/17	1,000	1,000
5	PSP Capital Inc.	0.982%	4/19/17	500	500
5	PSP Capital Inc.	1.033%	4/28/17	1,981	1,979
5	PSP Capital Inc.	1.034%	5/5/17	1,000	999
5	PSP Capital Inc.	1.034%	5/8/17	750	749
5	PSP Capital Inc.	1.034%	5/9/17	500	499
5	PSP Capital Inc.	1.023%	5/24/17	1,000	999
5	PSP Capital Inc.	1.023%	5/25/17	500	499
5	PSP Capital Inc.	1.024%	5/30/17	500	499
5	PSP Capital Inc.	1.013%	6/1/17	350	349
5	PSP Capital Inc.	0.963%	6/20/17	250	249
5		0.953%–
	PSP Capital Inc.
		0.963%	6/23/17	500	499
5	PSP Capital Inc.	0.953%	6/28/17	4,700	4,689
5	PSP Capital Inc.	0.943%	6/30/17	500	499
					98,922
Foreign Industrial (1.9%)
	Nestle Finance International Ltd.	0.893%	6/22/17	2,500	2,495
	Nestle Finance International Ltd.	0.862%	6/29/17	2,000	1,996
4	Total Capital Canada Ltd.	0.952%	4/3/17	2,000	2,000
4	Total Capital Canada Ltd.	0.952%	4/10/17	500	500
4	Total Capital Canada Ltd.	0.952%	4/11/17	3,750	3,749
4	Total Capital Canada Ltd.	0.942%	4/18/17	3,000	2,998
4	Total Capital Canada Ltd.	0.932%	4/28/17	500	499
4	Total Capital Canada Ltd.	1.028%	6/20/17	3,000	2,993
	Toyota Capital Canada Inc.	1.013%	4/5/17	500	500
	Toyota Capital Canada Inc.	1.187%	8/14/17	250	249
					18,979
Industrial (0.4%)
	GE Capital Treasury Services US LLC	0.903%	6/26/17	750	748
4	Henkel of America Inc.	1.133%	6/12/17	250	249
4	Henkel of America Inc.	1.174%	6/20/17	500	499
4	Henkel of America Inc.	1.184%	6/19/17	500	499
4	Henkel of America Inc.	1.143%	6/21/17	500	499

Vanguard Money Market Portfolio

4	Henkel of America Inc.	1.093%	6/23/17	250	249
4	Henkel of America Inc.	1.093%	6/26/17	500	499
					3,242
Total Commercial Paper (Cost $342,713)					342,713
Certificates of Deposit (32.9%)
Domestic Banks (5.9%)
	Citibank NA	1.050%	4/3/17	4,000	4,000
	Citibank NA	1.220%	8/7/17	1,250	1,250
	Citibank NA	1.280%	8/17/17	1,000	1,000
	Citibank NA	1.260%	8/21/17	1,500	1,500
	Citibank NA	1.260%	8/22/17	1,250	1,250
	Citibank NA	1.260%	8/23/17	1,250	1,250
	Citibank NA	1.260%	8/24/17	1,250	1,250
3	Citibank NA	1.172%	8/30/17	2,500	2,500
3	HSBC Bank USA NA	1.421%	4/3/17	3,000	3,000
3	HSBC Bank USA NA	1.578%	4/19/17	1,000	1,000
3	HSBC Bank USA NA	1.440%	5/4/17	750	750
3	HSBC Bank USA NA	1.300%	6/5/17	1,500	1,500
3	HSBC Bank USA NA	1.164%	9/1/17	4,000	4,000
3	HSBC Bank USA NA	1.004%	10/2/17	2,000	2,000
3	HSBC Bank USA NA	1.194%	3/2/18	750	750
3	HSBC Bank USA NA	1.190%	3/6/18	1,000	1,000
3	JPMorgan Chase Bank NA	1.526%	4/21/17	500	500
3	JPMorgan Chase Bank NA	1.339%	5/2/17	500	500
3	State Street Bank & Trust Co.	1.356%	6/21/17	9,000	9,000
	Wells Fargo Bank NA	0.940%	4/3/17	2,000	2,000
3	Wells Fargo Bank NA	1.452%	4/25/17	3,000	3,000
3	Wells Fargo Bank NA	1.271%	5/4/17	2,000	2,000
3	Wells Fargo Bank NA	1.184%	6/1/17	4,000	4,000
3	Wells Fargo Bank NA	1.364%	7/24/17	1,000	1,000
3	Wells Fargo Bank NA	0.990%	9/6/17	5,000	5,000
					55,000
Eurodollar Certificates of Deposit (0.4%)
3	National Australia Bank Ltd.	1.220%	11/6/17	4,000	4,000

Yankee Certificates of Deposit (26.6%)
3	Bank of Montreal (Chicago Branch)	1.189%	5/2/17	5,000	5,000
3	Bank of Montreal (Chicago Branch)	1.224%	6/7/17	7,000	7,000
3	Bank of Montreal (Chicago Branch)	1.210%	7/5/17	5,000	5,000
3	Bank of Montreal (Chicago Branch)	0.971%	9/1/17	1,000	1,000
3	Bank of Montreal (Chicago Branch)	1.000%	9/6/17	1,000	1,000
3	Bank of Montreal (Chicago Branch)	1.168%	9/20/17	4,000	4,000
3	Bank of Nova Scotia (Houston
	Branch)	1.516%	6/9/17	1,000	1,001
	Bank of Tokyo-Mitsubishi UFJ Ltd.
	(New York Branch)	1.120%	5/17/17	5,000	5,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.
	(New York Branch)	1.140%	5/18/17	3,000	3,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.
	(New York Branch)	1.140%	6/1/17	5,000	5,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.
	(New York Branch)	1.140%	6/2/17	4,000	4,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.
	(New York Branch)	1.220%	7/20/17	1,000	1,000
	BNP Paribas SA (New York Branch)	0.890%	4/4/17	13,000	13,000
	BNP Paribas SA (New York Branch)	0.880%	4/6/17	5,000	5,000

Vanguard Money Market Portfolio

3	Canadian Imperial Bank of Commerce
	(New York Branch)	1.201%	5/3/17	1,000	1,000
3	Canadian Imperial Bank of Commerce
	(New York Branch)	1.282%	5/15/17	5,000	5,000
	Canadian Imperial Bank of Commerce
	(New York Branch)	1.170%	8/8/17	4,000	4,000
	Canadian Imperial Bank of Commerce
	(New York Branch)	1.400%	9/20/17	3,000	3,001
	DNB Bank ASA (New York Branch)	0.870%	4/6/17	8,000	8,000
	DNB Bank ASA (New York Branch)	1.050%	6/2/17	5,000	5,000
	DNB Bank ASA (New York Branch)	1.020%	6/27/17	10,000	10,000
	KBC Bank NV (New York Branch)	0.880%	4/5/17	500	500
	Natixis (New York Branch)	0.860%	4/5/17	3,000	3,000
	Nordea Bank AB (New York Branch)	1.000%	5/26/17	5,000	5,000
	Nordea Bank AB (New York Branch)	0.985%	6/22/17	3,000	3,000
	Nordea Bank AB (New York Branch)	0.990%	6/30/17	1,750	1,750
	Nordea Bank AB (New York Branch)	1.350%	9/8/17	9,000	9,003
3	Royal Bank of Canada (New York
	Branch)	1.261%	6/12/17	7,000	7,000
3	Royal Bank of Canada (New York
	Branch)	1.191%	7/3/17	5,000	5,000
3	Royal Bank of Canada (New York
	Branch)	1.158%	9/20/17	5,260	5,260
3	Royal Bank of Canada (New York
	Branch)	1.238%	12/20/17	8,000	8,000
3	Royal Bank of Canada (New York
	Branch)	1.184%	3/7/18	1,125	1,125
3	Royal Bank of Canada (New York
	Branch)	1.298%	3/20/18	1,220	1,220
	Skandinaviska Enskilda Banken AB
	(New York Branch)	0.870%	4/6/17	18,000	18,000
	Skandinaviska Enskilda Banken AB
	(New York Branch)	0.950%	5/30/17	5,000	5,000
	Sumitomo Mitsui Banking Corp. (New
	York Branch)	1.100%	4/4/17	5,000	5,000
	Sumitomo Mitsui Banking Corp. (New
	York Branch)	1.100%	4/5/17	3,000	3,000
	Sumitomo Mitsui Banking Corp. (New
	York Branch)	1.100%	4/21/17	1,000	1,000
	Sumitomo Mitsui Banking Corp. (New
	York Branch)	1.100%	6/8/17	500	500
3	Svenska HandelsBanken AB (New York
	Branch)	1.209%	5/2/17	5,000	5,000
3	Svenska HandelsBanken AB (New York
	Branch)	1.452%	5/26/17	5,000	5,000
3	Svenska HandelsBanken AB (New York
	Branch)	1.210%	7/5/17	5,000	5,000
	Svenska HandelsBanken AB (New York
	Branch)	1.210%	7/26/17	1,000	1,000
	Swedbank AB (New York Branch)	0.880%	4/3/17	5,000	5,000
3	Swedbank AB (New York Branch)	1.317%	5/22/17	5,000	5,000
3	Toronto Dominion Bank (New York
	Branch)	1.217%	6/8/17	4,000	4,000
3	Toronto Dominion Bank (New York
	Branch)	1.335%	7/6/17	4,250	4,250
	Toronto Dominion Bank (New York
	Branch)	1.170%	8/22/17	5,000	5,000

Vanguard Money Market Portfolio

3	Toronto Dominion Bank (New York
	Branch)	1.249%	9/5/17	4,000	4,000
3	Toronto Dominion Bank (New York
	Branch)	1.224%	11/1/17	2,000	2,000
3	Toronto Dominion Bank (New York
	Branch)	1.238%	12/20/17	3,000	3,000
3	Toronto Dominion Bank (New York
	Branch)	1.298%	3/20/18	5,000	5,000
	UBS AG (Stamford Branch)	1.000%	6/1/17	5,000	5,000
	UBS AG (Stamford Branch)	1.010%	6/9/17	3,000	3,000
	UBS AG (Stamford Branch)	1.010%	6/12/17	2,000	2,000
3	UBS AG (Stamford Branch)	1.037%	7/10/17	5,000	5,000
3	Westpac Banking Corp. (New York
	Branch)	1.663%	9/28/17	1,500	1,500
3	Westpac Banking Corp. (New York
	Branch)	1.662%	9/29/17	2,000	2,000
					250,110
Total Certificates of Deposit (Cost $309,110)					309,110
Other Notes (0.9%)
	Bank of America NA	1.060%	5/12/17	2,400	2,400
	Bank of America NA	1.050%	6/1/17	1,500	1,500
	Bank of America NA	1.060%	7/3/17	1,500	1,500
3	Bank of America NA	0.944%	7/6/17	1,500	1,500
3	Bank of America NA	1.184%	10/2/17	1,500	1,500
Total Other Notes (Cost $8,400)					8,400
Tax-Exempt Municipal Bonds (2.6%)
6	Arizona Health Facilities Authority
	Revenue (Catholic Healthcare West)
	VRDO	0.950%	4/7/17	250	250
6	Bay Area Toll Authority California
	Toll Bridge Revenue (San Francisco
	Bay Area) VRDO	0.870%	4/7/17	7,400	7,400
5, BlackRock Municipal Income Trust
	6 TOB VRDO	1.010%	4/3/17	1,650	1,650
	Board of Regents of the University
	of Texas System Revenue Financing
	System Revenue VRDO	0.940%	4/7/17	750	750
	Board of Regents of the University
	of Texas System Revenue Financing
	System Revenue VRDO	0.940%	4/7/17	1,000	1,000
6	Clark County NV Airport Improvement
	Revenue VRDO	0.920%	4/7/17	750	750
6	Indiana Finance Authority Revenue
	VRDO	0.920%	4/7/17	7,895	7,895
6	Jacksonville FL Capital Project
	Revenue VRDO	0.920%	4/7/17	250	250
6	Kentucky Higher Education Student
	Loan Corp. Student Loan Revenue
	VRDO	0.890%	4/7/17	250	250
	Loudoun County VA Industrial
	Development Authority Revenue
	(Howard Hughes Medical Institute)
	VRDO	0.850%	4/7/17	250	250

Vanguard Money Market Portfolio

	Maryland Economic Development Corp.
		Revenue (Howard Hughes Medical
		Institute) VRDO	0.850%	4/7/17	250	250
6	New York State Dormitory Authority
		Revenue (City University System)
		VRDO	0.880%	4/7/17	1,650	1,650
6	New York State Housing Finance
		Agency Housing Revenue (625 W 57th
		Street) VRDO	0.840%	4/7/17	500	500
6	University of Alabama at Birmingham
		Hospital Revenue VRDO	0.910%	4/7/17	250	250
	University of Texas Permanent
		University Fund Revenue VRDO	0.890%	4/7/17	1,000	1,000
Total Tax-Exempt Municipal Bonds (Cost $24,095)						24,095
Corporate Bonds (0.4%)
	Credit Suisse AG (New York Branch)		1.375%	5/26/17	1,000	1,001
3	Toyota Motor Credit Corp.		1.373%	4/24/17	3,000	3,000
Total Corporate Bonds (Cost $4,001)						4,001
Taxable Municipal Bonds (1.5%)
5, BlackRock Municipal Bond Trust TOB
	6	VRDO	1.010%	4/3/17	285	285
5, BlackRock Municipal Income
	6	Investment Quality Trust TOB VRDO	1.010%	4/3/17	300	300
5, BlackRock Municipal Income Trust II
	6	TOB VRDO	1.010%	4/3/17	2,000	2,000
5, BlackRock MuniHoldings Fund II,
	6	Inc. TOB VRDO	1.010%	4/3/17	330	330
5, BlackRock MuniHoldings Fund, Inc.
	6	TOB VRDO	1.010%	4/3/17	195	195
5, BlackRock MuniHoldings Quality Fund
	6	II, Inc. TOB VRDO	1.010%	4/3/17	1,550	1,550
5, BlackRock MuniHoldings Quality Fund
	6	II, Inc. TOB VRDO	1.010%	4/3/17	390	390
5, BlackRock MuniVest Fund II, Inc.
	6	TOB VRDO	1.010%	4/3/17	1,150	1,150
5, BlackRock MuniVest Fund, Inc. TOB
	6	VRDO	1.010%	4/3/17	1,000	1,000
5, BlackRock MuniYield Investment
	6	Quality Fund TOB VRDO	1.010%	4/3/17	380	380
5, BlackRock MuniYield Investment
	6	Quality Fund TOB VRDO	1.010%	4/3/17	1,000	1,000
5, BlackRock Strategic Municipal Trust
	6	TOB VRDO	1.010%	4/3/17	200	200
5	Los Angeles CA Department of Water
		& Power Revenue TOB VRDO	1.060%	4/7/17	145	145
5	Massachusetts Transportation Fund
		Revenue TOB VRDO	1.060%	4/7/17	100	100
6	New Jersey Housing & Mortgage
		Finance Agency Multi-Family
		Housing Revenue	1.000%	4/7/17	4,095	4,095
6	New York State Housing Finance
		Agency Housing Revenue VRDO	0.980%	4/7/17	500	500
5	Seattle WA Municipal Light & Power
		Revenue TOB VRDO	1.060%	4/7/17	100	100
Total Taxable Municipal Bonds (Cost $13,720)						13,720

Vanguard Money Market Portfolio

Total Investments (100.0%) (Cost $938,106)	938,106
Other Assets and Liabilities-Net (0.0%)	62
Net Assets (100%)	938,168

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March 31,
2017, the aggregate value of these securities was $242,585,000, representing 25.9% of net assets.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate value of these securities was $47,280,000, representing 5.0% of net assets.
6 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB
Tender Option Bond.
—
VRD
—Variable Rate Demand Obligation.
O

Vanguard Money Market Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2017, 100% of the market value of the portfolio's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments (unaudited)
As of March 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (17.6%)
U.S. Government Securities (17.5%)
	United States Treasury Inflation Indexed
	Bonds	1.625%	1/15/18	4,050	4,791
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/18	20,925	22,161
	United States Treasury Inflation Indexed
	Bonds	0.375%	1/15/27	28,959	28,994
	United States Treasury Inflation Indexed
	Bonds	1.000%	2/15/46	1,000	1,040
	United States Treasury Inflation Indexed
	Bonds	0.875%	2/15/47	1,750	1,733
	United States Treasury Note/Bond	1.250%	11/15/18	2,450	2,452
	United States Treasury Note/Bond	1.125%	1/15/19	6,800	6,787
	United States Treasury Note/Bond	1.250%	1/31/19	6,000	6,001
	United States Treasury Note/Bond	0.750%	2/15/19	20,100	19,918
	United States Treasury Note/Bond	2.750%	2/15/19	1,000	1,028
	United States Treasury Note/Bond	1.500%	2/28/19	4,600	4,621
	United States Treasury Note/Bond	1.000%	3/15/19	8,300	8,257
1	United States Treasury Note/Bond	1.625%	3/31/19	8,500	8,560
	United States Treasury Note/Bond	0.875%	4/15/19	7,200	7,141
	United States Treasury Note/Bond	1.625%	4/30/19	4,500	4,531
	United States Treasury Note/Bond	0.875%	6/15/19	9,000	8,913
	United States Treasury Note/Bond	1.625%	6/30/19	5,010	5,043
	United States Treasury Note/Bond	0.750%	7/15/19	14,518	14,325
	United States Treasury Note/Bond	0.750%	8/15/19	13,179	12,992
	United States Treasury Note/Bond	1.000%	8/31/19	6,770	6,710
	United States Treasury Note/Bond	1.625%	8/31/19	3,000	3,018
	United States Treasury Note/Bond	0.875%	9/15/19	1,800	1,777
	United States Treasury Note/Bond	1.000%	11/30/19	12,500	12,363
	United States Treasury Note/Bond	1.375%	1/15/20	4,933	4,921
	United States Treasury Note/Bond	1.375%	2/15/20	24,500	24,424
	United States Treasury Note/Bond	1.125%	4/30/20	25,000	24,680
	United States Treasury Note/Bond	1.375%	10/31/20	6,400	6,329
2	United States Treasury Note/Bond	1.625%	11/30/20	6,927	6,905
	United States Treasury Note/Bond	1.125%	2/28/21	900	878
	United States Treasury Note/Bond	1.875%	5/31/22	1,000	995
2	United States Treasury Note/Bond	1.750%	9/30/22	1,000	985
					263,273
Nonconventional Mortgage-Backed Securities (0.1%)
3,4,5Fannie Mae Pool		2.625%	12/1/32	9	9
3,4,5Fannie Mae Pool		2.675%	6/1/33	64	67
3,4,5Fannie Mae Pool		2.685%	7/1/32	6	7
3,4,5Fannie Mae Pool		2.778%	5/1/33	48	51
3,4,5Fannie Mae Pool		3.000%	9/1/32	5	6
3,4,5Fannie Mae Pool		3.010%	8/1/37	14	15
3,4,5Fannie Mae Pool		3.035%	8/1/33	91	95
3,4,5Fannie Mae Pool		3.050%	7/1/33	121	125
3,4,5Fannie Mae Pool		3.145%	5/1/33	9	9
3,4,5Fannie Mae Pool		3.445%	2/1/37	27	29

3,4,5Freddie Mac Non Gold Pool		2.754%	9/1/32	1	1
3,4,5Freddie Mac Non Gold Pool		3.000%	8/1/37	44	46
3,4,5Freddie Mac Non Gold Pool		3.143%	9/1/32	20	20
3,4,5Freddie Mac Non Gold Pool		3.211%	8/1/33	18	19
3,4,5Freddie Mac Non Gold Pool		3.435%	10/1/32	11	12
3,4,5Freddie Mac Non Gold Pool		3.586%	1/1/33	12	13
3,4,5Freddie Mac Non Gold Pool		3.711%	2/1/33	11	12
					536
Total U.S. Government and Agency Obligations (Cost $265,031)					263,809
Asset-Backed/Commercial Mortgage-Backed Securities (17.5%)
3	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	280	280
3	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	100	101
3	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	1,600	1,601
3,5	American Express Credit Account Secured
	Note Trust 2012-4	1.462%	5/15/20	700	701
3,5,6American Homes 4 Rent 2014-SFR1		1.943%	6/17/31	118	118
3,5,6American Homes 4 Rent 2014-SFR1		2.293%	6/17/31	110	110
3,6	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	288	299
3,6	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	80	83
3,6	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	423	433
3,6	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	367	371
3,6	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	176	182
3,6	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	100	103
3,6	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	428	463
3,6	Americold 2010 LLC Trust Series 2010-ARTA	6.811%	1/14/29	275	307
3	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	11	11
3	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	98	98
3	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	310	310
3	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	500	504
3	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	66	66
3	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	110	111
3	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	155	156
3	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	175	177
3	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	100	100
3	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	280	281
3	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	650	650
3	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	170	171
3	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	290	292
3	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	200	203
3	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	460	461

3	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	280	283
3	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	200	204
3	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	370	370
3	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	120	120
3	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	130	131
3	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	220	225
3	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	240	238
3	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	595	590
3,6	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	280	284
3,6	Applebee's Funding LLC/IHOP Funding LLC	4.277%	9/5/44	270	264
3,6	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	160	159
3,6	ARL Second LLC 2014-1A	2.920%	6/15/44	451	437
3,6	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	480	504
3,6	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	360	360
3,6	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	500	507
3,6	Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	730	729
3,6	Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	1,120	1,121
3,6	Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	600	607
3,6	Avis Budget Rental Car Funding AESOP LLC
	2016-2A	2.720%	11/20/22	425	421
3,6	Avis Budget Rental Car Funding AESOP LLC
	2017-1A	3.070%	9/20/23	640	645
3,6	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	125	126
3	Banc of America Commercial Mortgage Trust
	2008-1	6.187%	2/10/51	1,295	1,318
3	Banc of America Commercial Mortgage Trust
	2008-1	6.231%	2/10/51	110	112
3	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	220	228
3	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.366%	9/15/48	40	41
3,7	Banc of America Funding 2006-H Trust	3.219%	9/20/46	334	305
3	Bank of America Mortgage 2002-J Trust	3.961%	9/25/32	1	1
3,5,6Bank of America Student Loan Trust 2010-1A		1.838%	2/25/43	393	390
6	Bank of Montreal	1.750%	6/15/21	570	555
	Bank of Nova Scotia	1.875%	4/26/21	470	461
6	Bank of Nova Scotia	1.875%	9/20/21	590	575
3,7	Bear Stearns ARM Trust 2006-4	3.175%	10/25/36	493	473
3,7	Bear Stearns ARM Trust 2007-3	3.433%	5/25/47	395	384
3	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	1,469	1,481
3,5,6BMW Floorplan Master Owner Trust 2015-1A		1.412%	7/15/20	1,425	1,427

3,5	Brazos Higher Education Authority Inc. Series
	2005-3	1.353%	6/25/26	324	315
3,5	Brazos Higher Education Authority Inc. Series
	2011-1	1.852%	2/25/30	473	470
3	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	220	220
3,5	Cabela's Credit Card Master Note Trust 2015-
	2	1.582%	7/17/23	600	605
3,6	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	112	109
3,6	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	210	204
3,6	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	400	404
3	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	200	200
3	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	170	169
3	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	150	147
3	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	70	70
3	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	315	317
3	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	356	357
3	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	330	331
3	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	290	292
3	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	153	153
3	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	150	150
3	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	100	101
3	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	100	101
3	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	530	532
3	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	520	522
3	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	150	151
3	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	170	171
3	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	40	40
3	Capital Auto Receivables Asset Trust 2016-3	1.540%	8/20/20	250	250
3	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	140	138
3	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	80	79
3	Capital One Multi-Asset Execution Trust 2015-
	A4	2.750%	5/15/25	830	844
3	Capital One Multi-Asset Execution Trust 2015-
	A8	2.050%	8/15/23	370	368
3,5	Capital One Multi-Asset Execution Trust 2016-
	A2	1.542%	2/15/24	375	380
3,5,6CARDS II Trust 2016-1A		1.612%	7/15/21	1,355	1,360
3	CarMax Auto Owner Trust 2013-3	2.850%	2/18/20	85	85
3	CarMax Auto Owner Trust 2014-1	1.690%	8/15/19	50	50
3	CarMax Auto Owner Trust 2014-1	1.930%	11/15/19	100	100
3	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	140	140
3	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	107	107
3	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	150	151
3	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	120	119
3	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	140	141
3	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	140	137
3	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	100	99
3	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	35	33
3	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	830	854
3	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	700	703

3,6	CFCRE Commercial Mortgage Trust 2011-C2	5.755%	12/15/47	390	440
3	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	502	500
3,6	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	2,190	2,184
3	CHL Mortgage Pass-Through Trust 2003-
	HYB3	3.061%	11/19/33	25	25
3,7	CHL Mortgage Pass-Through Trust 2006-
	HYB1	3.222%	3/20/36	249	217
3,7	CHL Mortgage Pass-Through Trust 2007-
	HYB2	3.363%	2/25/47	264	219
3,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	100	100
3,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	115	115
3,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	125	125
3,6	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	240	240
3,6	Chrysler Capital Auto Receivables Trust 2014-
	BA	3.440%	8/16/21	10	10
3,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	500	502
3,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.700%	12/15/20	160	161
3,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	3.260%	4/15/21	245	247
3,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	4.170%	1/16/23	375	378
3,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	2.880%	2/15/22	120	121
3,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	2/15/23	630	642
3,6	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.640%	7/15/21	240	239
3,6	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.870%	2/15/22	130	128
3	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	153	156
3,6	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	52	54
3	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	90	90
3	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	156	159
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	546	556
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	200	209
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	90	98
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	490	519
3	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	270	281
3	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	175	180
3	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	1,165	1,220

3	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	570	590
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	310	319
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	130	137
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.466%	7/10/47	153	157
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	400	407
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	1,213	1,249
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	170	177
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.532%	10/10/47	20	20
3	Citigroup Commercial Mortgage Trust 2015-
	GC27	2.944%	2/10/48	180	183
3	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	770	766
3	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	415	431
3	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	580	603
3	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.571%	9/10/58	100	98
3	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	795	792
3,7	Citigroup Mortgage Loan Trust 2007-AR8	3.166%	7/25/37	196	182
3,6	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	535	531
3,6	CLI Funding V LLC 2013-1A	2.830%	3/18/28	385	372
3	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	18	18
3,5,6Colony American Homes 2014-1A		2.093%	5/17/31	275	275
3,5,6Colony American Homes 2014-1A		2.293%	5/17/31	395	394
3,5,6Colony American Homes 2014-2		2.293%	7/17/31	350	348
3,5,6Colony American Homes 2015-1		2.443%	7/17/32	20	20
3,5,6Colony American Homes 2015-1A		2.143%	7/17/32	268	268
3,5,6Colony Starwood Homes 2016-1A Trust		2.443%	7/17/33	239	240
3,5,6Colony Starwood Homes 2016-1A Trust		3.093%	7/17/33	105	106
3	COMM 2007-C9 Mortgage Trust	5.807%	12/10/49	158	159
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	77
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	105
3	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	510	515
3,6	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	260	266
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	264	266
3	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	40	41
3	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	70
3	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	529	538
3	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	250	264
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	270	287
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	1,047	1,128
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	350	367
3	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	180	189
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,000	1,066
3	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	656	706
3	COMM 2013-CCRE13 Mortgage Trust	4.746%	12/10/23	110	121

3	COMM 2013-CCRE13 Mortgage Trust	4.746%	12/10/23	200	214
3,6	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	250	251
3,6	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	70	70
3	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	70	72
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,165	1,217
3	COMM 2013-CCRE9 Mortgage Trust	4.232%	7/10/45	699	757
3,6	COMM 2013-CCRE9 Mortgage Trust	4.256%	7/10/45	250	266
3,6	COMM 2013-CCRE9 Mortgage Trust	4.256%	7/10/45	280	290
3	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	501	507
3,6	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	250	264
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	315	339
3,6	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	468
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	100	101
3,6	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	110	111
3,6	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	980	1,016
3	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	130	137
3	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	50	53
3	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	420	450
3	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	300	305
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	450	478
3	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	267
3	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	40	42
3	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,130	1,193
3	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	650	685
3	COMM 2014-CCRE17 Mortgage Trust	4.895%	5/10/47	200	213
3	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	300	312
3	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	90	93
3	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	729	762
3	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	30	30
3	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	926	953
3	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	880	901
3	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	465	489
3	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	825	829
3	COMM 2015-CCRE24 Mortgage Trust	3.445%	8/10/48	200	209
3	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	415	428
3	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	750	778
3	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	753	771
3	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	405	415
3	COMM 2015-CCRE27 Mortgage Trust	4.472%	10/10/48	210	212
3	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	90	92
3	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	360	361
6	Commonwealth Bank of Australia	2.000%	6/18/19	600	600
6	Commonwealth Bank of Australia	2.125%	7/22/20	630	628
3,6	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	1,040	1,062
3	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.062%	2/15/41	764	781
3	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	290	296
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	1,000	1,018
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	414	427
3	CSAIL 2015-C3 Commercial Mortgage Trust	4.360%	8/15/48	240	241
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	738	767
3	CSAIL 2016-C5 Commercial Mortgage Trust	4.537%	11/15/48	220	228
3	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	830	842
3,6	DB Master Finance LLC 2015-1A	3.262%	2/20/45	214	215
3	DBJPM 16-C1 Mortgage Trust	3.352%	5/10/49	60	56
3,6	Drive Auto Receivables Trust 2015-AA	2.280%	6/17/19	18	18
3,6	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	190	191

3,6	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	140	142
3,6	Drive Auto Receivables Trust 2015-BA	2.120%	6/17/19	1	1
3,6	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	420	422
3,6	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	250	255
3,6	Drive Auto Receivables Trust 2015-CA	2.230%	9/16/19	44	44
3,6	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	515	519
3,6	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	380	386
3,6	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	408	409
3,6	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	750	760
3,6	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	750	776
3,6	Drive Auto Receivables Trust 2016-AA	2.110%	5/15/19	91	91
3,6	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	170	173
3,6	Drive Auto Receivables Trust 2016-BA	1.670%	7/15/19	28	28
3,6	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	200	201
3,6	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	340	344
3,6	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	480	492
3,6	Drive Auto Receivables Trust 2016-C	1.670%	11/15/19	630	630
3,6	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	490	491
3,6	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	540	551
3,5,6Edsouth Indenture No 9 LLC 2015-1		1.782%	10/25/56	578	572
3,6	Enterprise Fleet Financing LLC Series 2015-1	1.740%	9/20/20	140	139
3,6	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	600	600
3,6	Enterprise Fleet Financing LLC Series 2016-2	2.040%	2/22/22	240	238
3,5,6Evergreen Credit Card Trust Series 2016-3		1.412%	11/16/20	650	652
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C03	2.482%	7/25/25	8	8
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C03	2.482%	7/25/25	75	75
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C04	2.582%	4/25/28	144	144
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C04	2.682%	4/25/28	86	86
3,4,5Fannie Mae Connecticut Avenue Securities
	2016-C04	2.432%	1/25/29	154	155
3,4,5Fannie Mae Connecticut Avenue Securities
	2016-C05	2.332%	1/25/29	91	91
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	380	376
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	160	155
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	140	136
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	670	691
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	650	673
3,7	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.411%	11/25/36	167	150
7	First Horizon Mortgage Pass-Through Trust
	2006-AR4	3.034%	1/25/37	356	313
3,6	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	380	379
3	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	380	379
3	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	310	311
3,6	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	620	625
3,6	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	260	261
3,6	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	580	585
3,6	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	140	141

3	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	295	295
3	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	135	135
3,6	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	1,500	1,514
3	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	170	168
3,6	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	660	661
3,6	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	1,700	1,677
3	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	200	200
3	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	200	200
3	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	150	151
3	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	150	150
3	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	60	60
3	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	100	100
3	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	1,680	1,680
3	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	600	603
3,5	Ford Credit Floorplan Master Owner Trust A
	Series 2016-4	1.442%	7/15/20	1,150	1,153
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	2.232%	10/25/28	130	131
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	3.182%	10/25/28	250	255
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.082%	12/25/28	179	179
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.982%	12/25/28	250	255
3,6	FRS I LLC 2013-1A	1.800%	4/15/43	62	61
3,6	FRS I LLC 2013-1A	3.080%	4/15/43	488	479
3,5	GE Dealer Floorplan Master Note Trust Series
	2015-2	1.628%	1/20/22	395	397
3	GM Financial Automobile Leasing Trust 2015-
	1	1.730%	6/20/19	150	150
3	GM Financial Automobile Leasing Trust 2015-
	2	2.420%	7/22/19	140	140
3	GM Financial Automobile Leasing Trust 2015-
	2	2.990%	7/22/19	120	121
3	GM Financial Automobile Leasing Trust 2015-
	3	1.690%	3/20/19	670	671
3	GM Financial Automobile Leasing Trust 2015-
	3	2.320%	11/20/19	90	90
3	GM Financial Automobile Leasing Trust 2015-
	3	2.980%	11/20/19	190	191
3	GM Financial Automobile Leasing Trust 2015-
	3	3.480%	8/20/20	190	191
3	GM Financial Automobile Leasing Trust 2016-
	2	2.580%	3/20/20	150	150
3,7	GMACM Mortgage Loan Trust 2005-AR6	3.431%	11/19/35	68	64
3,6	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	1,450	1,448
3,6	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	250	249
3,5,6GMF Floorplan Owner Revolving Trust 2016-1		1.762%	5/17/21	980	989
3,6	GMF Floorplan Owner Revolving Trust 2016-1	2.410%	5/17/21	290	291

3,6	GMF Floorplan Owner Revolving Trust 2016-1	2.850%	5/17/21	220	219
3,5,6Golden Credit Card Trust 2015-1A		1.352%	2/15/20	1,200	1,201
3,6	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	1,345	1,344
3,6	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	1,370	1,357
3,6	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	500	518
3,6	GreatAmerica Leasing Receivables Funding
	LLC Series 2015-1	2.020%	6/21/21	120	120
3,6	GS Mortgage Securities Corporation II 2012-
	BWTR	2.954%	11/5/34	860	871
3	GS Mortgage Securities Corporation II 2015-
	GC30	3.382%	5/10/50	600	608
3,6	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	790	827
3,6	GS Mortgage Securities Trust 2010-C2	5.184%	12/10/43	100	110
3,6	GS Mortgage Securities Trust 2011-GC3	5.633%	3/10/44	70	76
3,6	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	27
3	GS Mortgage Securities Trust 2012-GCJ7	5.715%	5/10/45	210	226
3	GS Mortgage Securities Trust 2013-GC13	4.033%	7/10/46	543	585
3,6	GS Mortgage Securities Trust 2013-GC13	4.066%	7/10/46	140	142
3	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	306	311
3	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	200	205
3	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	453	458
3	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	200	208
3	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	575	609
3	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	1,015	1,093
3	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	892	944
3	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	20	21
3	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	1,007	1,060
3	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	380	398
3	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	270	287
3	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	410	420
3	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	530	546
3	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	930	935
3	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	770	780
3	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	309	321
3	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	698	710
3	GS Mortgage Securities Trust 2015-GC34	4.655%	10/10/48	310	311
6	GTP Acquisition Partners I LLC	3.482%	6/16/25	630	626
3,6	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	400	397
3,6	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	1,500	1,495
3,6	Hertz Vehicle Financing LLC 2016-2A	2.950%	3/25/22	840	837
3,6	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	570	566
3,6	Hertz Vehicle Financing LLC 2016-4A	2.650%	7/25/22	640	619
3,6	Hilton USA Trust 2016-HHV	3.719%	11/5/38	60	61
3,6	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	770	764
3,6	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	500	509
3,6	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	500	501
3,6	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	375	376
3	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	250	251
3	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	150	151
3	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	130	131
3	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	200	200
3	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	140	141
3	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	250	250
3	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	90	90

3	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	210	211
3,6	Icon Brands Holdings LLC 2012-1A	4.229%	1/25/43	339	310
5	Illinois Student Assistance Commission Series
	2010-1	2.088%	4/25/22	176	176
3,5,6Invitation Homes 2014-SFR1 Trust		2.443%	6/17/31	317	317
3,5,6Invitation Homes 2014-SFR2 Trust		2.013%	9/17/31	279	279
3,5,6Invitation Homes 2014-SFR2 Trust		2.543%	9/17/31	220	220
3,5,6Invitation Homes 2015-SFR2 Trust		2.293%	6/17/32	195	196
3,5,6Invitation Homes 2015-SFR2 Trust		2.593%	6/17/32	70	70
3,5,6Invitation Homes 2015-SFR3 Trust		2.693%	8/17/32	80	80
3,6	Irvine Core Office Trust 2013-IRV	3.174%	5/15/48	358	362
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	86	87
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	600	605
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	376	379
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	72	75
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	53	53
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	74	78
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.540%	11/15/43	150	160
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.540%	11/15/43	170	179
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	382	390
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	651	703
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	70	75
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.409%	8/15/46	100	110
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	407	424
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	440	444
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	100	101
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	650	686
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	150	154
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	950	956
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	365	388
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.053%	1/15/46	170	169
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	280	294
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	30	32
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	410	439

3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	400	429
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.910%	12/15/46	550	597
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.975%	12/15/46	270	281
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	1.855%	4/15/46	15	15
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	354	357
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	290	298
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	439	459
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.026%	7/15/45	180	189
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	360	379
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	300	322
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	247	251
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	100	105
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	800	856
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	430	465
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.047%	11/15/45	340	357
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	497	533
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	900	955
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	300	320
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.814%	2/15/47	300	321
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.814%	2/15/47	150	152
3 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	220	229
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	300	310
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.231%	1/15/48	590	595
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	1,030	1,054
3 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	350	350
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.551%	7/15/48	580	594
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	210	219
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	1,010	1,050

3	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	385	403
3	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	270	280
3	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	263	269
3	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.562%	12/15/48	145	151
3	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	513	532
3	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	800	827
3	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	662	673
3,6	LCCM 2014-909 Mortgage Trust	3.388%	5/15/31	450	456
3,6	Madison Avenue Trust 2013-650M	3.843%	10/12/32	295	309
3	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.920%	4/25/34	19	17
3,5	MBNA Credit Card Master Note Trust 2004-
	A3	1.172%	8/16/21	755	757
3	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	2.850%	2/25/33	44	43
3	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	3.188%	7/25/33	13	13
3	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	166	167
3,6	Miramax LLC 2014-1A	3.340%	7/20/26	72	71
3,6	MMAF Equipment Finance LLC 2011-AA	3.040%	8/15/28	247	248
3,6	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	370	371
3,6	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	800	795
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	506	517
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	50	52
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	142	144
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.084%	7/15/46	70	71
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.084%	7/15/46	683	734
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	168	171
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	270	286
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.170%	8/15/46	1,080	1,174
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	190	200
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	4.259%	10/15/46	80	87
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	200	212
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	130	132
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	60	60
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	595	604

3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	450	479
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	450	480
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	3.773%	4/15/47	890	934
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	575	610
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.894%	4/15/47	50	52
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	905	954
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	230	243
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.324%	6/15/47	300	320
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.757%	6/15/47	300	307
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	620	646
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	4.011%	8/15/47	160	166
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	490	516
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.326%	12/15/47	310	321
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.526%	12/15/47	380	390
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.069%	2/15/48	175	179
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.249%	2/15/48	935	938
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	4/15/48	845	852
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.451%	7/15/50	90	92
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	422	437
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.479%	5/15/48	420	431
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.732%	5/15/48	715	739
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.383%	10/15/48	410	423
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	338	349
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C29	4.753%	5/15/49	40	42
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C32	3.720%	12/15/49	571	589
3	Morgan Stanley Capital I Trust 2007-IQ15	5.942%	6/11/49	464	467
3	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	997	1,005
3	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	380	391
3	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	62
3,6	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	411	411
3,6	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	675	706
3,6	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	600	620

3,6	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	699	723
3	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	514	534
3	Morgan Stanley Capital I Trust 2015-UBS8	4.590%	12/15/48	350	351
3	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	133	128
3	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.996%	6/25/36	152	146
3,6	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	815	809
6	National Australia Bank Ltd.	2.250%	3/16/21	245	244
3,5	Navient Student Loan Trust 2015-3	1.632%	6/26/56	560	558
3,5,6Navient Student Loan Trust 2016-3		1.832%	6/25/65	200	201
3,5,6Navient Student Loan Trust 2016-6A		1.732%	3/25/66	610	612
3,5,6Navistar Financial Dealer Note Master Trust II
	2016-1A	2.332%	9/27/21	670	670
3,5	New Mexico Educational Assistance
	Foundation 2013-1	1.484%	1/2/25	366	361
3,6	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	370	373
5	North Carolina State Education Assistance
	Authority 2011-1	1.938%	1/26/26	177	177
3,6	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	225	240
3,6	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	200	199
3,5,6Pepper Residential Securities Trust 2017A-
	A1UA	1.958%	3/10/58	827	827
3,5,6Pepper Residential Securities Trust 2018A		1.950%	3/12/47	120	120
3,5,6PFS Financing Corp. 2015-AA		1.532%	4/15/20	250	250
3,5,6PHEAA Student Loan Trust 2016-2A		1.932%	11/25/65	936	937
3,6	Porsche Innovative Lease Owner Trust 2015-
	1	1.430%	5/21/21	340	340
3,6	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	178	177
3,6	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	618	618
3,6	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	230	232
3,5,6Resimac Premier Series 2014-1A		1.821%	12/12/45	326	324
3,5,6Resimac Premier Series 2016-1A		2.248%	10/10/47	1,291	1,292
3,7	RFMSI Series 2006-SA2 Trust	4.146%	8/25/36	399	351
3,7	RFMSI Series 2006-SA3 Trust	4.244%	9/25/36	120	110
	Royal Bank of Canada	2.200%	9/23/19	177	178
	Royal Bank of Canada	2.100%	10/14/20	950	946
3	Royal Bank of Canada	1.875%	2/5/21	215	214
	Royal Bank of Canada	2.300%	3/22/21	545	545
3	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	136	136
3	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	20	20
3	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	355	361
3	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	70	70
3	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	600	603
3	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	600	608
3	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	720	726
3	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	170	170

3	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	110	111
3	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	100	101
3	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	490	489
3	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	770	769
6	SBA Tower Trust	3.156%	10/15/20	270	271
3,6	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	270	269
3,6	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	250	248
3,5,6Silver Bay Realty 2014-1 Trust		1.913%	9/17/31	248	248
3,5,6Silver Bay Realty 2014-1 Trust		2.393%	9/17/31	160	160
3,6	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	214	218
3,6	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	1,094	1,116
3,6	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	455	472
3,6	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	218	220
3,5,6SLM Private Education Loan Trust 2013-A		1.962%	5/17/27	600	604
3,6	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	200	194
3,6	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	250	248
3,6	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	300	298
3,6	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	140	141
3,6	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	100	101
3,6	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	100	100
3,5	SLM Student Loan Trust 2005-5	1.138%	4/25/25	491	491
3	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	110	107
3,6	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	345	345
3,5,6SMB Private Education Loan Trust 2016-B		2.362%	2/17/32	310	317
3,5,6SMB Private Education Loan Trust 2016-C		2.012%	9/15/34	300	301
3,5,6SMB Private Education Loan Trust 2017-A		1.680%	9/15/34	300	298
3,6	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	240	241
3,6	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	145	143
3,6	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	155	152
3,5,6SoFi Professional Loan Program 2016-D LLC		1.932%	1/25/39	180	182
3,6	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	50	49
3,6	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	340	340
6	Stadshypotek AB	1.750%	4/9/20	388	381
3,5,6SWAY Residential 2014-1 Trust		2.243%	1/17/32	388	389
3	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	200	202
3	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	1,140	1,150
3	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	1,170	1,174
3	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	740	734
3	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	610	604
3	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,000	2,016
3	Synchrony Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	445	445
3,6	Taco Bell Funding LLC 2016-1A	3.832%	5/25/46	219	221
3,6	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	209	211
3,6	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	328	334

3,6	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	176	176
3,6	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	540	550
6	Toronto-Dominion Bank	1.950%	4/2/20	385	383
6	Toronto-Dominion Bank	2.250%	3/15/21	730	728
3,5,6Trafigura Securitisation Finance plc 2014-1A		1.862%	10/15/18	510	509
3,5,6Trillium Credit Card Trust II 2016-1A		1.702%	5/26/21	3,050	3,064
3	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	32
3,6	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	606	622
3	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	223	225
3	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	150	154
3	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	50	51
3,6	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	297	301
3,6	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	283
3,6	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	80	82
3,6	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	60	62
3,6	Volkswagen Credit Auto Master Trust 2014-
	1A	1.400%	7/22/19	1,210	1,209
3,6	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	220	219
3,6	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	230	229
3	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18 Trust	3.002%	1/25/33	9	8
3	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7 Trust	2.676%	8/25/33	14	14
3	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9 Trust	2.785%	9/25/33	19	19
3	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	705	716
3	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	41
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	185	196
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	768	826
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.296%	7/15/46	110	118
3	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	500	521
3	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	1,100	1,150
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	200	209
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	350	372
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	220	225
3	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.244%	12/15/47	690	710
3	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	80	82
3	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	290	294

3	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	555	553
3	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	750	749
3	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.278%	2/15/48	170	175
3	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	820	832
3	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	100	104
3	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	872	897
3	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.225%	6/15/48	270	264
3	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	486	492
3	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	420	433
3	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	350	365
3	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.496%	9/15/58	270	276
3	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	609	635
3	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	275	289
3	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.541%	9/15/58	315	314
3	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	9/15/48	190	198
3	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	600	621
3	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	640	654
3	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	230	239
3	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	410	420
3,5	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2012-2	1.728%	4/22/19	900	900
3,7	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	3.074%	10/25/36	284	265
3,6	Wendys Funding LLC 2015-1A	3.371%	6/15/45	276	277
3,6	Wendys Funding LLC 2015-1A	4.080%	6/15/45	394	397
3,6	Wendys Funding LLC 2015-1A	4.497%	6/15/45	148	144
6	Westpac Banking Corp.	2.000%	3/3/20	745	742
6	Westpac Banking Corp.	2.250%	11/9/20	615	615
3,6	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	875	908
3,6	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	274	293
3	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	265	268
3	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	274	285
3	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	135	142
3	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	102	104
3	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	587	595
3	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	70	71

3	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	50	51
3	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	480	503
3	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	355	380
3	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	350	380
3	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	85	89
3	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	230	245
3	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	160	168
3	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	665	712
3	WFRBS Commercial Mortgage Trust 2013-
	C18	4.664%	12/15/46	140	153
3	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	80	84
3	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	530	562
3	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	503	527
3	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	965	1,018
3	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	280	295
3	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	90	90
3	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	30	31
3	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	985	1,022
3	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	170	174
3	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	300	293
3	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	340	358
3	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	515	531
3	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	35	36
3	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	60	63
3	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	980	1,040
3,5	World Financial Network Credit Card Master
	Note Trust Series 2015-A	1.392%	2/15/22	510	511
3	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	375	371
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $261,005)					262,024
Corporate Bonds (51.8%)
Finance (24.6%)
	Banking (20.2%)
6	ABN AMRO Bank NV	1.800%	6/4/18	675	674
6	ABN AMRO Bank NV	2.500%	10/30/18	400	403

8	ABN AMRO Bank NV	3.250%	4/9/20	100	77
	American Express Centurion Bank	6.000%	9/13/17	1,650	1,683
	American Express Co.	6.150%	8/28/17	490	499
	American Express Co.	7.000%	3/19/18	463	486
	American Express Credit Corp.	1.875%	11/5/18	899	900
	American Express Credit Corp.	2.125%	3/18/19	236	237
	American Express Credit Corp.	2.250%	8/15/19	602	606
	American Express Credit Corp.	1.700%	10/30/19	311	309
	American Express Credit Corp.	2.200%	3/3/20	1,530	1,535
	American Express Credit Corp.	2.375%	5/26/20	800	804
	American Express Credit Corp.	2.250%	5/5/21	643	637
	American Express Credit Corp.	2.700%	3/3/22	500	499
6	ANZ New Zealand International Ltd.	1.750%	3/29/18	695	695
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	400	399
	Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	790	792
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	1,235	1,228
5,8	Australia & New Zealand Banking Group Ltd.	4.480%	5/17/26	350	276
	Bank of America Corp.	5.700%	5/2/17	162	162
	Bank of America Corp.	6.400%	8/28/17	391	399
	Bank of America Corp.	6.000%	9/1/17	1,040	1,059
	Bank of America Corp.	2.000%	1/11/18	783	785
	Bank of America Corp.	6.875%	4/25/18	1,077	1,133
	Bank of America Corp.	5.650%	5/1/18	391	407
	Bank of America Corp.	1.950%	5/12/18	700	701
	Bank of America Corp.	6.500%	7/15/18	200	211
	Bank of America Corp.	2.600%	1/15/19	2,940	2,971
	Bank of America Corp.	2.151%	11/9/20	585	579
	Bank of America Corp.	2.503%	10/21/22	580	565
3	Bank of America Corp.	3.124%	1/20/23	1,070	1,074
3	Bank of America Corp.	3.824%	1/20/28	1,175	1,177
	Bank of America NA	6.100%	6/15/17	160	161
	Bank of America NA	1.650%	3/26/18	1,685	1,686
	Bank of America NA	1.750%	6/5/18	1,160	1,163
5,8	Bank of America NA	2.870%	11/5/18	600	461
	Bank of Montreal	1.300%	7/14/17	450	450
	Bank of Montreal	1.400%	9/11/17	510	510
	Bank of Montreal	1.450%	4/9/18	250	250
	Bank of Montreal	1.400%	4/10/18	700	699
	Bank of New York Mellon Corp.	1.969%	6/20/17	200	200
	Bank of New York Mellon Corp.	2.100%	1/15/19	81	82
	Bank of New York Mellon Corp.	2.200%	5/15/19	1,060	1,068
	Bank of New York Mellon Corp.	2.300%	9/11/19	710	716
	Bank of New York Mellon Corp.	2.150%	2/24/20	500	501
	Bank of New York Mellon Corp.	2.600%	8/17/20	461	465
	Bank of New York Mellon Corp.	2.450%	11/27/20	425	426
	Bank of Nova Scotia	1.250%	4/11/17	235	235
	Bank of Nova Scotia	1.450%	4/25/18	425	424
	Bank of Nova Scotia	1.700%	6/11/18	760	761
	Bank of Nova Scotia	2.050%	6/5/19	220	221
	Bank of Nova Scotia	1.650%	6/14/19	615	611
	Bank of Nova Scotia	2.700%	3/7/22	700	703
	Bank of Nova Scotia	4.500%	12/16/25	125	130
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.150%	9/14/18	800	801
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	250	250
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	1,385	1,379
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	1,917	1,928
6	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	570	567

6	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,275	1,276
6	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	425	420
	Barclays plc	3.684%	1/10/23	1,125	1,131
	Barclays plc	4.375%	1/12/26	200	203
	BB&T Corp.	4.900%	6/30/17	250	252
	BB&T Corp.	1.600%	8/15/17	180	180
	BB&T Corp.	2.050%	6/19/18	430	432
	BB&T Corp.	2.450%	1/15/20	1,115	1,126
	Bear Stearns Cos. LLC	6.400%	10/2/17	945	967
	Bear Stearns Cos. LLC	7.250%	2/1/18	710	742
	BNP Paribas SA	2.700%	8/20/18	1,898	1,918
6	BNP Paribas SA	3.800%	1/10/24	840	838
	BPCE SA	1.613%	7/25/17	396	396
8	BPCE SA	4.500%	4/17/18	200	155
	BPCE SA	2.500%	12/10/18	880	886
5,8	BPCE SA	3.080%	4/24/20	430	329
8	BPCE SA	3.500%	4/24/20	1,000	768
	BPCE SA	2.750%	12/2/21	255	253
	Branch Banking & Trust Co.	1.350%	10/1/17	720	720
	Branch Banking & Trust Co.	2.100%	1/15/20	500	501
	Branch Banking & Trust Co.	2.625%	1/15/22	1,950	1,952
6	Caisse Centrale Desjardins	1.750%	1/29/18	1,630	1,629
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	630	629
	Capital One Bank USA NA	2.150%	11/21/18	350	350
	Capital One Bank USA NA	2.250%	2/13/19	580	581
	Capital One Bank USA NA	2.300%	6/5/19	540	541
	Capital One Financial Corp.	2.450%	4/24/19	611	614
	Capital One Financial Corp.	3.050%	3/9/22	640	639
	Capital One NA	1.500%	9/5/17	430	430
	Capital One NA	1.650%	2/5/18	700	700
	Capital One NA	1.500%	3/22/18	1,405	1,402
	Citigroup Inc.	1.850%	11/24/17	1,450	1,452
	Citigroup Inc.	1.800%	2/5/18	860	860
	Citigroup Inc.	1.700%	4/27/18	1,990	1,989
	Citigroup Inc.	1.750%	5/1/18	1,302	1,302
	Citigroup Inc.	2.150%	7/30/18	118	118
	Citigroup Inc.	2.500%	9/26/18	1,275	1,286
	Citigroup Inc.	2.550%	4/8/19	701	707
	Citigroup Inc.	2.500%	7/29/19	540	545
5,8	Citigroup Inc.	3.020%	8/7/19	600	461
	Citigroup Inc.	2.900%	12/8/21	1,010	1,012
	Citigroup Inc.	4.600%	3/9/26	118	121
3,6,9Colonial BancGroup Inc.		7.114%	5/29/49	560	—
	Commonwealth Bank of Australia	1.900%	9/18/17	470	471
	Commonwealth Bank of Australia	1.625%	3/12/18	295	295
	Commonwealth Bank of Australia	2.500%	9/20/18	1,380	1,394
	Commonwealth Bank of Australia	1.750%	11/2/18	546	545
	Commonwealth Bank of Australia	2.250%	3/13/19	1,635	1,642
5,8	Commonwealth Bank of Australia	2.660%	4/24/19	480	369
8	Commonwealth Bank of Australia	4.250%	4/24/19	200	158
	Commonwealth Bank of Australia	2.300%	9/6/19	1,105	1,112
5,8	Commonwealth Bank of Australia	2.630%	10/18/19	200	154
	Commonwealth Bank of Australia	2.300%	3/12/20	510	510
	Commonwealth Bank of Australia	2.400%	11/2/20	1,090	1,088
5,8	Commonwealth Bank of Australia	2.990%	7/12/21	1,000	775
6	Commonwealth Bank of Australia	2.000%	9/6/21	165	161
6	Commonwealth Bank of Australia	2.750%	3/10/22	2,575	2,575

5,8	Commonwealth Bank of Australia	3.720%	11/5/24	1,400	1,084
6	Commonwealth Bank of Australia	4.500%	12/9/25	395	412
5,8	Commonwealth Bank of Australia	4.435%	6/3/26	700	552
	Cooperatieve Rabobank UA	1.700%	3/19/18	860	861
8	Cooperatieve Rabobank UA	7.250%	4/20/18	250	201
	Cooperatieve Rabobank UA	2.250%	1/14/19	2,020	2,031
	Cooperatieve Rabobank UA	2.250%	1/14/20	1,445	1,449
	Cooperatieve Rabobank UA	2.500%	1/19/21	50	50
5,8	Cooperatieve Rabobank UA	3.285%	3/4/21	250	195
	Cooperatieve Rabobank UA	4.625%	12/1/23	250	263
8	Cooperatieve Rabobank UA	4.300%	7/2/25	400	310
3,8	Cooperatieve Rabobank UA	5.000%	7/2/25	300	236
6	Credit Agricole SA	3.375%	1/10/22	720	719
10	Credit Agricole SA	2.625%	3/17/27	615	666
	Credit Suisse AG	1.700%	4/27/18	1,405	1,404
	Credit Suisse AG	2.300%	5/28/19	990	994
6	Credit Suisse Group AG	3.574%	1/9/23	1,275	1,272
6	Credit Suisse Group AG	4.282%	1/9/28	720	717
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	95	95
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	585	588
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	1,070	1,070
6	Danske Bank A/S	2.750%	9/17/20	572	576
6	Danske Bank A/S	2.800%	3/10/21	326	329
6	Danske Bank A/S	2.700%	3/2/22	160	159
	Deutsche Bank AG	1.875%	2/13/18	345	344
	Deutsche Bank AG	2.500%	2/13/19	176	176
6	Deutsche Bank AG	4.250%	10/14/21	2,110	2,164
	Discover Bank	2.600%	11/13/18	588	593
	Fifth Third Bank	2.150%	8/20/18	778	782
	Fifth Third Bank	2.300%	3/15/19	670	674
	Fifth Third Bank	2.375%	4/25/19	614	619
	Fifth Third Bank	1.625%	9/27/19	1,015	1,003
	Fifth Third Bank	2.250%	6/14/21	686	678
	First Republic Bank	2.375%	6/17/19	1,185	1,184
11	Goldman Sachs Group Inc.	6.125%	5/14/17	892	1,124
5,8	Goldman Sachs Group Inc.	3.730%	11/29/17	140	108
	Goldman Sachs Group Inc.	5.950%	1/18/18	2,670	2,757
	Goldman Sachs Group Inc.	2.375%	1/22/18	2,020	2,031
	Goldman Sachs Group Inc.	6.150%	4/1/18	862	899
	Goldman Sachs Group Inc.	2.900%	7/19/18	1,960	1,985
5,8	Goldman Sachs Group Inc.	3.470%	8/8/18	880	680
8	Goldman Sachs Group Inc.	5.000%	8/8/18	440	347
	Goldman Sachs Group Inc.	2.625%	1/31/19	1,550	1,567
5,8	Goldman Sachs Group Inc.	3.080%	8/21/19	50	38
8	Goldman Sachs Group Inc.	5.000%	8/21/19	1,230	986
	Goldman Sachs Group Inc.	2.550%	10/23/19	640	646
	Goldman Sachs Group Inc.	2.300%	12/13/19	2,435	2,434
	Goldman Sachs Group Inc.	5.375%	3/15/20	501	543
	Goldman Sachs Group Inc.	2.750%	9/15/20	1,703	1,717
	Goldman Sachs Group Inc.	2.600%	12/27/20	1,235	1,235
	Goldman Sachs Group Inc.	2.875%	2/25/21	1,736	1,749
	Goldman Sachs Group Inc.	2.625%	4/25/21	984	981
	Goldman Sachs Group Inc.	5.750%	1/24/22	927	1,044
	Goldman Sachs Group Inc.	3.000%	4/26/22	2,505	2,511
10	Goldman Sachs Group Inc.	1.250%	5/1/25	263	277
6	HSBC Bank plc	1.500%	5/15/18	535	533
	HSBC Bank USA NA	6.000%	8/9/17	290	294

	HSBC Holdings plc	3.400%	3/8/21	1,120	1,146
	HSBC Holdings plc	2.950%	5/25/21	1,590	1,592
	HSBC Holdings plc	2.650%	1/5/22	3,690	3,639
3	HSBC Holdings plc	3.262%	3/13/23	1,525	1,533
	HSBC Holdings plc	3.600%	5/25/23	430	437
	HSBC USA Inc.	1.625%	1/16/18	1,355	1,355
	HSBC USA Inc.	2.625%	9/24/18	865	873
	HSBC USA Inc.	2.375%	11/13/19	1,170	1,175
	HSBC USA Inc.	2.350%	3/5/20	1,231	1,234
	Huntington Bancshares Inc.	2.600%	8/2/18	810	817
	Huntington National Bank	2.000%	6/30/18	1,280	1,283
	Huntington National Bank	2.200%	11/6/18	525	527
	Huntington National Bank	2.375%	3/10/20	1,325	1,331
	Huntington National Bank	2.875%	8/20/20	819	831
6	ING Bank NV	1.800%	3/16/18	203	204
6	ING Bank NV	2.500%	10/1/19	400	403
6	ING Bank NV	2.450%	3/16/20	570	572
6	ING Bank NV	2.700%	8/17/20	93	94
	ING Groep NV	3.150%	3/29/22	705	705
	Intesa Sanpaolo SPA	3.875%	1/16/18	556	562
	JPMorgan Chase & Co.	1.800%	1/25/18	470	471
	JPMorgan Chase & Co.	1.700%	3/1/18	2,277	2,277
	JPMorgan Chase & Co.	1.625%	5/15/18	63	63
	JPMorgan Chase & Co.	2.350%	1/28/19	1,550	1,569
	JPMorgan Chase & Co.	2.200%	10/22/19	1,404	1,411
	JPMorgan Chase & Co.	2.250%	1/23/20	1,532	1,537
	JPMorgan Chase & Co.	2.750%	6/23/20	2,870	2,905
	JPMorgan Chase & Co.	4.250%	10/15/20	139	147
	JPMorgan Chase & Co.	2.550%	10/29/20	1,977	1,983
	JPMorgan Chase & Co.	2.550%	3/1/21	495	495
	JPMorgan Chase & Co.	2.400%	6/7/21	550	547
	JPMorgan Chase & Co.	2.295%	8/15/21	1,195	1,182
	JPMorgan Chase & Co.	2.972%	1/15/23	1,884	1,883
	JPMorgan Chase & Co.	2.700%	5/18/23	409	400
3	JPMorgan Chase & Co.	3.782%	2/1/28	580	585
3	JPMorgan Chase & Co.	4.260%	2/22/48	265	264
	JPMorgan Chase Bank NA	6.000%	7/5/17	215	218
	JPMorgan Chase Bank NA	6.000%	10/1/17	775	792
	KeyBank NA	1.650%	2/1/18	136	136
	KeyBank NA	1.700%	6/1/18	250	250
	KeyBank NA	2.350%	3/8/19	1,246	1,256
	KeyBank NA	2.500%	11/22/21	250	248
8	Lloyds Bank plc	3.250%	4/1/20	600	460
	Lloyds Banking Group plc	3.750%	1/11/27	1,270	1,247
6	Macquarie Bank Ltd.	1.600%	10/27/17	1,400	1,398
5,8	Macquarie Bank Ltd.	2.820%	10/26/18	390	299
6	Macquarie Bank Ltd.	2.400%	1/21/20	865	864
6	Macquarie Bank Ltd.	4.875%	6/10/25	300	316
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	925	955
	Manufacturers & Traders Trust Co.	1.450%	3/7/18	855	854
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	970	978
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	990	997
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	470	469
5	Manufacturers & Traders Trust Co.	1.695%	12/1/21	245	241
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	1,200	1,210
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	165	161
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	80	81

6	Mitsubishi UFJ Trust & Banking Corp.	1.600%	10/16/17	710	710
6	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	1,055	1,058
6	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	760	761
	Mizuho Financial Group Inc.	2.953%	2/28/22	815	815
	Morgan Stanley	5.550%	4/27/17	455	456
	Morgan Stanley	6.250%	8/28/17	335	341
	Morgan Stanley	5.950%	12/28/17	1,179	1,216
	Morgan Stanley	1.875%	1/5/18	1,495	1,498
	Morgan Stanley	6.625%	4/1/18	529	554
	Morgan Stanley	2.125%	4/25/18	740	743
	Morgan Stanley	2.500%	1/24/19	1,090	1,101
	Morgan Stanley	2.450%	2/1/19	872	880
	Morgan Stanley	2.375%	7/23/19	988	993
	Morgan Stanley	5.625%	9/23/19	182	197
	Morgan Stanley	5.500%	1/26/20	364	395
	Morgan Stanley	2.650%	1/27/20	148	149
	Morgan Stanley	2.800%	6/16/20	489	495
	Morgan Stanley	2.500%	4/21/21	1,033	1,028
	Morgan Stanley	2.625%	11/17/21	2,650	2,633
	Morgan Stanley	3.875%	1/27/26	140	142
	Morgan Stanley	3.625%	1/20/27	410	406
11	Morgan Stanley	2.625%	3/9/27	1,205	1,509
	MUFG Americas Holdings Corp.	1.625%	2/9/18	300	300
	MUFG Americas Holdings Corp.	2.250%	2/10/20	700	699
	MUFG Union Bank NA	2.625%	9/26/18	945	954
	MUFG Union Bank NA	2.250%	5/6/19	580	582
	National Australia Bank Ltd.	2.300%	7/25/18	500	504
	National Australia Bank Ltd.	2.000%	1/14/19	556	557
	National Australia Bank Ltd.	1.375%	7/12/19	500	493
	National Australia Bank Ltd.	2.250%	1/10/20	820	821
	National Australia Bank Ltd.	1.875%	7/12/21	400	388
	National Australia Bank Ltd.	2.800%	1/10/22	975	980
6	National Australia Bank Ltd.	3.500%	1/10/27	60	61
	National Bank of Canada	2.100%	12/14/18	675	678
	National City Bank	5.800%	6/7/17	375	378
	National City Corp.	6.875%	5/15/19	190	209
6	Nordea Bank AB	1.625%	9/30/19	495	490
6	Nordea Bank AB	2.500%	9/17/20	307	307
	PNC Bank NA	4.875%	9/21/17	565	574
	PNC Bank NA	6.000%	12/7/17	115	118
	PNC Bank NA	1.500%	2/23/18	1,300	1,299
	PNC Bank NA	6.875%	4/1/18	100	105
	PNC Bank NA	1.600%	6/1/18	1,900	1,899
	PNC Bank NA	1.850%	7/20/18	740	742
	PNC Bank NA	1.800%	11/5/18	1,122	1,123
	PNC Bank NA	2.200%	1/28/19	1,185	1,193
	PNC Bank NA	2.250%	7/2/19	1,010	1,017
	PNC Bank NA	2.400%	10/18/19	1,791	1,809
	PNC Bank NA	2.300%	6/1/20	364	365
	PNC Bank NA	2.600%	7/21/20	1,135	1,145
	PNC Bank NA	2.450%	11/5/20	439	441
	PNC Bank NA	2.150%	4/29/21	352	348
	PNC Bank NA	2.550%	12/9/21	1,035	1,034
	PNC Bank NA	2.625%	2/17/22	2,890	2,890
	PNC Funding Corp.	5.125%	2/8/20	180	194
	Regions Bank	7.500%	5/15/18	250	265
	Royal Bank of Canada	1.250%	6/16/17	480	480

	Royal Bank of Canada	1.500%	1/16/18	95	95
	Royal Bank of Canada	2.200%	7/27/18	600	604
	Royal Bank of Canada	1.800%	7/30/18	439	440
	Royal Bank of Canada	2.000%	12/10/18	530	532
	Royal Bank of Canada	2.150%	3/15/19	825	830
	Royal Bank of Canada	1.500%	7/29/19	1,420	1,406
	Royal Bank of Canada	2.125%	3/2/20	3,550	3,553
	Royal Bank of Canada	2.350%	10/30/20	187	188
	Royal Bank of Canada	2.750%	2/1/22	115	116
	Santander Bank NA	8.750%	5/30/18	795	852
	Santander Holdings USA Inc.	2.700%	5/24/19	950	953
6	Santander Holdings USA Inc.	3.700%	3/28/22	730	731
	Santander UK Group Holdings plc	3.571%	1/10/23	900	901
	Santander UK plc	1.650%	9/29/17	125	125
	Santander UK plc	3.050%	8/23/18	1,130	1,147
	Santander UK plc	2.000%	8/24/18	386	388
	Santander UK plc	2.500%	3/14/19	1,510	1,522
	Santander UK plc	2.350%	9/10/19	1,599	1,608
6	Skandinaviska Enskilda Banken AB	1.750%	3/19/18	450	450
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	250	251
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	1,200	1,164
	Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	705	705
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	170	171
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	182	177
5,8	Sumitomo Mitsui Financial Group Inc.	3.065%	3/29/22	1,100	840
8	Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	500	384
	SunTrust Bank	2.250%	1/31/20	815	817
	SunTrust Banks Inc.	6.000%	9/11/17	205	209
	SunTrust Banks Inc.	2.900%	3/3/21	580	587
	Svenska Handelsbanken AB	2.500%	1/25/19	548	554
5,8	Svenska Handelsbanken AB	2.730%	4/10/19	200	153
8	Svenska Handelsbanken AB	4.500%	4/10/19	390	308
	Svenska Handelsbanken AB	1.500%	9/6/19	585	577
	Svenska Handelsbanken AB	2.450%	3/30/21	1,800	1,796
	Svenska Handelsbanken AB	1.875%	9/7/21	1,105	1,074
6	Swedbank AB	2.800%	3/14/22	1,295	1,297
	Synchrony Financial	3.000%	8/15/19	1,874	1,903
	Synchrony Financial	2.700%	2/3/20	912	915
	Synchrony Financial	4.250%	8/15/24	140	143
	Synchrony Financial	4.500%	7/23/25	195	200
	Synchrony Financial	3.700%	8/4/26	761	737
	Toronto-Dominion Bank	1.625%	3/13/18	1,140	1,142
	Toronto-Dominion Bank	2.125%	7/2/19	1,560	1,568
	Toronto-Dominion Bank	1.450%	8/13/19	500	495
	Toronto-Dominion Bank	2.250%	11/5/19	1,015	1,021
	Toronto-Dominion Bank	2.500%	12/14/20	565	571
	Toronto-Dominion Bank	2.125%	4/7/21	1,175	1,164
	UBS AG	1.800%	3/26/18	1,895	1,896
	UBS AG	2.375%	8/14/19	282	284
6	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	1,005	1,012
6	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	450	450
6	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	1,151	1,125
10	UBS Group Funding Jersey Ltd.	1.500%	11/30/24	350	377
6	UBS Group Funding Switzerland AG	3.491%	5/23/23	105	105
6	UBS Group Funding Switzerland AG	4.253%	3/23/28	265	269
	US Bank NA	1.375%	9/11/17	1,010	1,010
	US Bank NA	1.350%	1/26/18	502	501

	US Bank NA	2.125%	10/28/19	508	510
	Wachovia Corp.	5.750%	6/15/17	717	723
	Wachovia Corp.	5.750%	2/1/18	1,316	1,359
9	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	5.625%	12/11/17	480	493
	Wells Fargo & Co.	1.500%	1/16/18	980	979
8	Wells Fargo & Co.	4.250%	1/25/18	120	93
8	Wells Fargo & Co.	4.000%	8/8/19	600	471
	Wells Fargo & Co.	2.600%	7/22/20	680	687
	Wells Fargo & Co.	2.100%	7/26/21	445	436
8	Wells Fargo & Co.	3.000%	7/27/21	1,150	869
5,8	Wells Fargo & Co.	3.090%	7/27/21	250	193
	Wells Fargo & Co.	3.069%	1/24/23	365	367
11	Wells Fargo & Co.	2.000%	7/28/25	159	197
	Wells Fargo Bank NA	6.000%	11/15/17	1,413	1,451
	Wells Fargo Bank NA	1.800%	11/28/18	620	622
	Wells Fargo Bank NA	1.750%	5/24/19	1,778	1,772
	Wells Fargo Bank NA	2.150%	12/6/19	2,060	2,067
	Westpac Banking Corp.	1.500%	12/1/17	1,175	1,175
	Westpac Banking Corp.	1.600%	1/12/18	1,025	1,025
	Westpac Banking Corp.	2.250%	7/30/18	500	503
	Westpac Banking Corp.	1.950%	11/23/18	485	486
	Westpac Banking Corp.	2.250%	1/17/19	1,040	1,046
	Westpac Banking Corp.	1.600%	8/19/19	965	954
	Westpac Banking Corp.	4.875%	11/19/19	845	903
	Westpac Banking Corp.	2.300%	5/26/20	70	70
5,8	Westpac Banking Corp.	2.850%	10/28/20	200	154
	Westpac Banking Corp.	2.600%	11/23/20	1,505	1,516
	Westpac Banking Corp.	2.100%	5/13/21	1,276	1,253
5,8	Westpac Banking Corp.	2.955%	6/3/21	1,100	852
	Westpac Banking Corp.	2.000%	8/19/21	1,900	1,853
	Westpac Banking Corp.	2.800%	1/11/22	1,020	1,025
5,8	Westpac Banking Corp.	3.845%	3/14/24	1,500	1,160
5,8	Westpac Banking Corp.	4.885%	3/10/26	400	320
	Westpac Banking Corp.	3.350%	3/8/27	390	388
3	Westpac Banking Corp.	4.322%	11/23/31	965	975

	Brokerage (0.3%)
6	Apollo Management Holdings LP	4.400%	5/27/26	105	107
	Charles Schwab Corp.	6.375%	9/1/17	140	143
	Charles Schwab Corp.	1.500%	3/10/18	465	465
	Franklin Resources Inc.	1.375%	9/15/17	380	380
	Jefferies Group LLC	5.125%	4/13/18	365	376
	Jefferies Group LLC	4.850%	1/15/27	490	501
	Legg Mason Inc.	2.700%	7/15/19	140	141
9	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—
	Nomura Holdings Inc.	2.750%	3/19/19	620	625
	NYSE Euronext	2.000%	10/5/17	418	419
	Stifel Financial Corp.	3.500%	12/1/20	620	632
	Stifel Financial Corp.	4.250%	7/18/24	75	76
	TD Ameritrade Holding Corp.	2.950%	4/1/22	415	420

	Finance Companies (0.6%)
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.750%	5/15/19	315	323

	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.250%	7/1/20	165	172
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.625%	10/30/20	450	475
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.500%	5/15/21	1,345	1,409
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.950%	2/1/22	635	651
	Air Lease Corp.	5.625%	4/1/17	1,993	1,993
	Air Lease Corp.	3.375%	1/15/19	755	770
	Air Lease Corp.	4.250%	9/15/24	80	83
	GE Capital International Funding Co.	2.342%	11/15/20	2,724	2,735
	GE Capital International Funding Co.	4.418%	11/15/35	200	211
	International Lease Finance Corp.	4.625%	4/15/21	235	247
6	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	645	627

	Insurance (2.0%)
	Aetna Inc.	1.700%	6/7/18	435	435
	Aetna Inc.	2.800%	6/15/23	235	233
	Aflac Inc.	3.625%	6/15/23	140	145
6	AIG Global Funding	2.700%	12/15/21	315	314
	Alleghany Corp.	5.625%	9/15/20	210	230
	Alterra Finance LLC	6.250%	9/30/20	235	263
	American Financial Group Inc.	9.875%	6/15/19	770	895
	American International Group Inc.	2.300%	7/16/19	142	143
	American International Group Inc.	4.875%	6/1/22	205	222
	American International Group Inc.	4.125%	2/15/24	150	154
	American International Group Inc.	3.750%	7/10/25	200	199
	Anthem Inc.	1.875%	1/15/18	465	465
	Aon plc	4.750%	5/15/45	140	140
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	625	688
	Assurant Inc.	2.500%	3/15/18	700	704
3,10 AXA SA		5.125%	7/4/43	105	130
3,10 AXA SA		3.375%	7/6/47	300	330
3,11 AXA SA		5.625%	1/16/54	200	266
	AXIS Specialty Finance LLC	5.875%	6/1/20	300	330
	AXIS Specialty Finance plc	2.650%	4/1/19	350	353
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	600	627
	Berkshire Hathaway Finance Corp.	1.300%	8/15/19	880	871
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	115	118
	Berkshire Hathaway Inc.	2.100%	8/14/19	125	126
	Berkshire Hathaway Inc.	2.750%	3/15/23	965	965
	Chubb INA Holdings Inc.	2.875%	11/3/22	250	252
	Chubb INA Holdings Inc.	2.700%	3/13/23	140	139
	CNA Financial Corp.	7.350%	11/15/19	100	113
3,10 Credit Agricole Assurances SA		4.750%	9/27/48	100	111
	Enstar Group Ltd.	4.500%	3/10/22	685	691
6,10 Liberty Mutual Finance Europe DAC		1.750%	3/27/24	400	433
10	Liberty Mutual Group Inc.	2.750%	5/4/26	261	297
	Manulife Financial Corp.	4.150%	3/4/26	175	185
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	125	127
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	340	341
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	80	87
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	920	924
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	50	51
6	MassMutual Global Funding II	2.100%	8/2/18	300	302
6	MassMutual Global Funding II	2.500%	10/17/22	365	357

	MetLife Inc.	1.756%	12/15/17	300	300
	MetLife Inc.	6.817%	8/15/18	315	336
	MetLife Inc.	7.717%	2/15/19	220	243
	MetLife Inc.	4.368%	9/15/23	86	92
3	MetLife Inc.	5.250%	12/29/49	165	171
6	Metropolitan Life Global Funding I	1.500%	1/10/18	650	650
8	Metropolitan Life Global Funding I	4.500%	10/10/18	1,040	816
6	Metropolitan Life Global Funding I	2.300%	4/10/19	275	277
6	Metropolitan Life Global Funding I	1.950%	9/15/21	465	452
6	Metropolitan Life Global Funding I	3.000%	1/10/23	300	301
6	Metropolitan Life Global Funding I	3.450%	12/18/26	140	141
6	New York Life Global Funding	1.950%	2/11/20	430	429
6	New York Life Global Funding	2.900%	1/17/24	450	451
10	NN Group NV	1.000%	3/18/22	310	337
3,10 NN Group NV		4.625%	4/8/44	616	704
11	PGH Capital plc	5.750%	7/7/21	200	281
11	Phoenix Group Holdings	4.125%	7/20/22	325	412
6	Pricoa Global Funding I	2.550%	11/24/20	235	236
6	Pricoa Global Funding I	2.200%	6/3/21	260	256
6	Principal Life Global Funding II	2.200%	4/8/20	685	681
3	Progressive Corp.	6.700%	6/15/67	765	758
	Prudential Financial Inc.	7.375%	6/15/19	255	284
	Prudential Financial Inc.	4.500%	11/16/21	300	325
3	Prudential Financial Inc.	5.375%	5/15/45	290	303
	Reinsurance Group of America Inc.	6.450%	11/15/19	505	557
	Reinsurance Group of America Inc.	3.950%	9/15/26	620	627
6	Reliance Standard Life Global Funding II	2.150%	10/15/18	680	682
6	Reliance Standard Life Global Funding II	2.500%	1/15/20	1,255	1,254
6	Reliance Standard Life Global Funding II	2.375%	5/4/20	430	424
6	Reliance Standard Life Global Funding II	3.050%	1/20/21	205	207
6	TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	1,463	1,488
	Torchmark Corp.	9.250%	6/15/19	170	196
	Travelers Cos. Inc.	5.800%	5/15/18	55	58
	Travelers Cos. Inc.	5.900%	6/2/19	70	76
	Travelers Cos. Inc.	3.900%	11/1/20	105	111
	UnitedHealth Group Inc.	1.900%	7/16/18	480	482
	UnitedHealth Group Inc.	2.700%	7/15/20	350	357
	UnitedHealth Group Inc.	4.250%	4/15/47	200	204

	Real Estate Investment Trusts (1.5%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	715	718
10	ATF Netherlands BV	2.125%	3/13/23	400	432
10	ATF Netherlands BV	1.500%	7/15/24	800	820
	Boston Properties LP	3.700%	11/15/18	100	102
	Boston Properties LP	5.875%	10/15/19	781	846
	Brandywine Operating Partnership LP	5.700%	5/1/17	305	306
	Brandywine Operating Partnership LP	4.950%	4/15/18	475	488
	Brandywine Operating Partnership LP	3.950%	2/15/23	314	314
	Brandywine Operating Partnership LP	4.100%	10/1/24	185	185
	Brixmor Operating Partnership LP	3.850%	2/1/25	146	145
	Brixmor Operating Partnership LP	4.125%	6/15/26	725	726
	Brixmor Operating Partnership LP	3.900%	3/15/27	470	461
	Camden Property Trust	4.875%	6/15/23	50	54
	Camden Property Trust	4.250%	1/15/24	150	156
	Camden Property Trust	3.500%	9/15/24	45	45
	DDR Corp.	4.750%	4/15/18	725	741
	DDR Corp.	7.875%	9/1/20	170	197

DDR Corp.	3.625%	2/1/25	65	62
DDR Corp.	4.250%	2/1/26	305	303
8 DEXUS Finance Pty Ltd.	4.200%	11/9/22	200	156
Digital Realty Trust LP	3.400%	10/1/20	706	725
Digital Realty Trust LP	3.950%	7/1/22	840	877
Digital Realty Trust LP	4.750%	10/1/25	165	175
Duke Realty LP	6.500%	1/15/18	75	78
Duke Realty LP	3.250%	6/30/26	107	104
ERP Operating LP	2.375%	7/1/19	125	126
ERP Operating LP	4.750%	7/15/20	53	57
Essex Portfolio LP	3.500%	4/1/25	53	53
Federal Realty Investment Trust	2.550%	1/15/21	232	232
8 General Property Trust	4.500%	9/11/20	90	71
6 Goodman Australia Industrial Fund	3.400%	9/30/26	410	398
8 GPT Wholesale Office Fund No. 1	4.000%	5/18/22	50	39
HCP Inc.	2.625%	2/1/20	295	296
HCP Inc.	4.250%	11/15/23	180	186
HCP Inc.	4.200%	3/1/24	195	200
HCP Inc.	3.400%	2/1/25	365	353
HCP Inc.	4.000%	6/1/25	210	211
Healthcare Trust of America Holdings LP	3.700%	4/15/23	320	321
Healthcare Trust of America Holdings LP	3.500%	8/1/26	250	240
Kilroy Realty LP	4.800%	7/15/18	435	448
Kimco Realty Corp.	3.800%	4/1/27	485	484
Liberty Property LP	4.750%	10/1/20	260	277
Liberty Property LP	3.750%	4/1/25	85	86
Omega Healthcare Investors Inc.	4.375%	8/1/23	1,000	1,012
Omega Healthcare Investors Inc.	4.500%	1/15/25	485	483
Omega Healthcare Investors Inc.	5.250%	1/15/26	524	545
Realty Income Corp.	2.000%	1/31/18	130	130
Realty Income Corp.	5.750%	1/15/21	95	105
Realty Income Corp.	4.125%	10/15/26	455	468
6 Scentre Group Trust 1 / Scentre Group Trust
2	3.750%	3/23/27	690	694
8 Scentre Group Trust 2	5.000%	10/23/19	200	160
Senior Housing Properties Trust	3.250%	5/1/19	850	857
Simon Property Group LP	2.150%	9/15/17	40	40
Simon Property Group LP	2.500%	9/1/20	269	274
Simon Property Group LP	4.375%	3/1/21	175	186
Simon Property Group LP	2.350%	1/30/22	295	291
Ventas Realty LP	3.125%	6/15/23	111	109
Ventas Realty LP	3.500%	2/1/25	165	162
Ventas Realty LP	3.850%	4/1/27	485	482
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	560	561
Vereit Operating Partnership LP	3.000%	2/6/19	505	507
Welltower Inc.	4.700%	9/15/17	365	370
Welltower Inc.	2.250%	3/15/18	385	387
Welltower Inc.	4.125%	4/1/19	1,137	1,175
Welltower Inc.	4.000%	6/1/25	170	172
				370,139
Industrial (24.2%)
Basic Industry (0.8%)
Agrium Inc.	6.750%	1/15/19	1,087	1,172
6 Air Liquide Finance SA	1.375%	9/27/19	510	502
6 Air Liquide Finance SA	1.750%	9/27/21	580	555
Air Products & Chemicals Inc.	1.200%	10/15/17	275	275
Air Products & Chemicals Inc.	4.375%	8/21/19	170	180

	Airgas Inc.	1.650%	2/15/18	555	556
	Airgas Inc.	2.375%	2/15/20	240	241
	Airgas Inc.	3.050%	8/1/20	300	308
8	BHP Billiton Finance Ltd.	3.750%	10/18/17	340	262
	CF Industries Inc.	6.875%	5/1/18	640	666
6	CF Industries Inc.	3.400%	12/1/21	230	229
	CF Industries Inc.	3.450%	6/1/23	155	146
	EI du Pont de Nemours & Co.	6.000%	7/15/18	658	694
	EI du Pont de Nemours & Co.	4.625%	1/15/20	270	288
8	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	100	78
	Goldcorp Inc.	2.125%	3/15/18	360	360
	International Paper Co.	7.950%	6/15/18	125	134
	LyondellBasell Industries NV	5.000%	4/15/19	120	126
	Monsanto Co.	1.150%	6/30/17	230	230
	Monsanto Co.	5.125%	4/15/18	535	552
	Monsanto Co.	1.850%	11/15/18	75	75
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	693	699
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	275	297
	PPG Industries Inc.	2.300%	11/15/19	680	686
	Praxair Inc.	4.500%	8/15/19	710	752
	Praxair Inc.	4.050%	3/15/21	165	175
	Praxair Inc.	3.000%	9/1/21	25	26
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	120	137
	Vale Overseas Ltd.	5.625%	9/15/19	230	244
	Vale Overseas Ltd.	5.875%	6/10/21	1,170	1,252

	Capital Goods (2.3%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	200	219
	Caterpillar Financial Services Corp.	7.150%	2/15/19	1,135	1,243
	Caterpillar Financial Services Corp.	1.350%	5/18/19	810	802
	Caterpillar Financial Services Corp.	2.100%	1/10/20	820	820
	Caterpillar Financial Services Corp.	1.700%	8/9/21	1,000	965
	Caterpillar Financial Services Corp.	1.931%	10/1/21	2,387	2,320
	Caterpillar Inc.	7.900%	12/15/18	1,460	1,604
	Embraer Netherlands Finance BV	5.400%	2/1/27	705	724
6	Embraer Overseas Ltd.	5.696%	9/16/23	263	283
	General Electric Capital Corp.	5.625%	5/1/18	145	152
	General Electric Capital Corp.	6.000%	8/7/19	731	803
	General Electric Capital Corp.	2.200%	1/9/20	736	745
	General Electric Capital Corp.	5.550%	5/4/20	1,357	1,502
	General Electric Capital Corp.	4.375%	9/16/20	750	807
	General Electric Capital Corp.	4.625%	1/7/21	1,877	2,037
	General Electric Capital Corp.	5.300%	2/11/21	163	180
	General Electric Capital Corp.	4.650%	10/17/21	470	516
6	General Electric Co. / LJ VP Holdings LLC	3.800%	6/18/19	555	577
	Illinois Tool Works Inc.	3.375%	9/15/21	425	444
	Illinois Tool Works Inc.	2.650%	11/15/26	1,015	978
	John Deere Capital Corp.	5.350%	4/3/18	655	680
	John Deere Capital Corp.	5.750%	9/10/18	680	720
	John Deere Capital Corp.	1.250%	10/9/19	450	444
	John Deere Capital Corp.	2.375%	7/14/20	1,245	1,254
	John Deere Capital Corp.	2.450%	9/11/20	1,075	1,084
	John Deere Capital Corp.	2.550%	1/8/21	360	363
	John Deere Capital Corp.	2.800%	3/4/21	815	828
	John Deere Capital Corp.	3.900%	7/12/21	240	254
8	John Deere Financial Ltd.	3.500%	12/18/19	890	690
10	Leonardo SPA	4.500%	1/19/21	100	120

	Masco Corp.	7.125%	3/15/20	1,225	1,380
	Parker-Hannifin Corp.	5.500%	5/15/18	85	89
6,10 Parker-Hannifin Corp.		1.125%	3/1/25	500	533
	Precision Castparts Corp.	2.500%	1/15/23	645	636
	Raytheon Co.	6.400%	12/15/18	1,620	1,752
	Raytheon Co.	4.400%	2/15/20	55	59
	Raytheon Co.	3.125%	10/15/20	222	229
	Rockwell Automation Inc.	5.650%	12/1/17	115	118
	Roper Technologies Inc.	2.800%	12/15/21	315	315
	Roper Technologies Inc.	3.800%	12/15/26	840	844
6	Siemens Financieringsmaatschappij NV	2.200%	3/16/20	1,545	1,551
6	Siemens Financieringsmaatschappij NV	2.700%	3/16/22	1,245	1,246
	Textron Inc.	7.250%	10/1/19	250	279
	Textron Inc.	3.875%	3/1/25	240	244
	United Rentals North America Inc.	4.625%	7/15/23	1,120	1,152
	United Rentals North America Inc.	5.875%	9/15/26	165	172
	United Rentals North America Inc.	5.500%	5/15/27	235	237

	Communication (2.8%)
	21st Century Fox America Inc.	7.250%	5/18/18	175	185
6	Activision Blizzard Inc.	2.300%	9/15/21	350	343
6	Activision Blizzard Inc.	6.125%	9/15/23	520	564
	America Movil SAB de CV	5.625%	11/15/17	805	825
	America Movil SAB de CV	5.000%	10/16/19	500	534
	America Movil SAB de CV	5.000%	3/30/20	1,845	1,982
	American Tower Corp.	4.500%	1/15/18	510	521
10	American Tower Corp.	1.375%	4/4/25	1,015	1,073
11	AT&T Inc.	5.875%	4/28/17	700	880
	AT&T Inc.	1.700%	6/1/17	275	275
	AT&T Inc.	1.400%	12/1/17	600	600
	AT&T Inc.	5.500%	2/1/18	309	319
	AT&T Inc.	5.600%	5/15/18	175	183
	AT&T Inc.	5.800%	2/15/19	780	833
	AT&T Inc.	5.875%	10/1/19	1,370	1,482
	AT&T Inc.	5.200%	3/15/20	395	427
	AT&T Inc.	4.600%	2/15/21	100	106
	AT&T Inc.	3.200%	3/1/22	340	343
	CBS Corp.	4.625%	5/15/18	60	62
	CBS Corp.	2.300%	8/15/19	20	20
	Comcast Cable Communications LLC	8.875%	5/1/17	375	377
	Comcast Corp.	5.875%	2/15/18	410	426
	Comcast Corp.	3.375%	8/15/25	315	318
	Crown Castle International Corp.	3.400%	2/15/21	700	712
	Crown Castle International Corp.	2.250%	9/1/21	400	389
	Crown Castle International Corp.	4.450%	2/15/26	400	416
	Deutsche Telekom International Finance BV	6.750%	8/20/18	275	293
	Deutsche Telekom International Finance BV	6.000%	7/8/19	175	190
	Discovery Communications LLC	3.800%	3/13/24	245	243
	Electronic Arts Inc.	3.700%	3/1/21	350	363
	Grupo Televisa SAB	6.000%	5/15/18	250	261
	Grupo Televisa SAB	6.625%	3/18/25	100	116
	Grupo Televisa SAB	5.000%	5/13/45	400	366
	GTE Corp.	6.840%	4/15/18	60	63
	Interpublic Group of Cos. Inc.	2.250%	11/15/17	78	79
6	KT Corp.	1.750%	4/22/17	815	815
	Moody's Corp.	2.750%	7/15/19	1,425	1,443
	Moody's Corp.	5.500%	9/1/20	220	241

6	NBCUniversal Enterprise Inc.	1.974%	4/15/19	1,610	1,613
	NBCUniversal Media LLC	4.375%	4/1/21	585	628
	NBCUniversal Media LLC	2.875%	1/15/23	550	550
	Omnicom Group Inc.	6.250%	7/15/19	125	136
	Omnicom Group Inc.	4.450%	8/15/20	120	128
	Orange SA	2.750%	2/6/19	720	728
	Orange SA	1.625%	11/3/19	1,200	1,180
	Qwest Corp.	6.500%	6/1/17	185	186
6	SES Global Americas Holdings GP	2.500%	3/25/19	1,295	1,289
6	Sky plc	2.625%	9/16/19	300	301
	Telefonica Emisiones SAU	6.221%	7/3/17	380	384
8	Telstra Corp. Ltd.	4.500%	11/13/18	590	464
8	Telstra Corp. Ltd.	4.000%	9/16/22	270	214
6	Telstra Corp. Ltd.	3.125%	4/7/25	408	406
	Thomson Reuters Corp.	6.500%	7/15/18	730	772
	Time Warner Cable LLC	5.850%	5/1/17	800	802
	Time Warner Cable LLC	8.750%	2/14/19	395	441
	Time Warner Cable LLC	8.250%	4/1/19	555	619
	Verizon Communications Inc.	5.500%	2/15/18	25	26
	Verizon Communications Inc.	6.100%	4/15/18	380	398
	Verizon Communications Inc.	3.650%	9/14/18	1,525	1,565
	Verizon Communications Inc.	4.500%	9/15/20	2,310	2,463
	Verizon Communications Inc.	3.450%	3/15/21	800	819
	Verizon Communications Inc.	1.750%	8/15/21	500	479
	Verizon Communications Inc.	3.000%	11/1/21	200	201
6	Verizon Communications Inc.	2.946%	3/15/22	3,049	3,035
	Verizon Communications Inc.	5.150%	9/15/23	930	1,021
	Verizon Communications Inc.	4.125%	3/16/27	910	926
	Verizon Communications Inc.	4.522%	9/15/48	65	59
	Viacom Inc.	5.625%	9/15/19	75	81
	Viacom Inc.	3.875%	12/15/21	400	415
	Viacom Inc.	3.450%	10/4/26	200	190
	Vodafone Group plc	1.250%	9/26/17	305	305

	Consumer Cyclical (3.7%)
10	Accor SA	1.250%	1/25/24	200	211
	Alibaba Group Holding Ltd.	1.625%	11/28/17	905	904
	Alibaba Group Holding Ltd.	2.500%	11/28/19	391	393
	American Honda Finance Corp.	0.950%	5/5/17	380	380
	American Honda Finance Corp.	1.600%	7/13/18	255	255
	American Honda Finance Corp.	2.125%	10/10/18	1,005	1,013
	American Honda Finance Corp.	1.500%	11/19/18	350	349
	American Honda Finance Corp.	1.700%	2/22/19	350	350
	American Honda Finance Corp.	2.000%	2/14/20	1,200	1,204
	American Honda Finance Corp.	2.450%	9/24/20	415	418
	American Honda Finance Corp.	1.700%	9/9/21	395	384
	AutoZone Inc.	7.125%	8/1/18	480	513
	AutoZone Inc.	1.625%	4/21/19	205	203
	Block Financial LLC	4.125%	10/1/20	245	251
6	BMW US Capital LLC	2.000%	4/11/21	735	719
	CVS Health Corp.	1.900%	7/20/18	395	396
	CVS Health Corp.	2.250%	12/5/18	480	483
	CVS Health Corp.	2.800%	7/20/20	3,130	3,179
6	Daimler Finance North America LLC	2.400%	4/10/17	260	260
6	Daimler Finance North America LLC	1.375%	8/1/17	475	475
	Delphi Automotive plc	3.150%	11/19/20	365	372
	Dollar General Corp.	4.125%	7/15/17	305	307

	Dollar General Corp.	1.875%	4/15/18	235	235
	DR Horton Inc.	4.375%	9/15/22	160	169
6	Experian Finance plc	2.375%	6/15/17	1,105	1,107
	Ford Motor Credit Co. LLC	2.145%	1/9/18	335	336
	Ford Motor Credit Co. LLC	2.375%	1/16/18	365	367
	Ford Motor Credit Co. LLC	5.000%	5/15/18	1,715	1,772
	Ford Motor Credit Co. LLC	2.240%	6/15/18	350	351
8	Ford Motor Credit Co. LLC	4.050%	12/10/18	1,880	1,463
	Ford Motor Credit Co. LLC	2.375%	3/12/19	115	115
	Ford Motor Credit Co. LLC	2.597%	11/4/19	320	322
	Ford Motor Credit Co. LLC	2.459%	3/27/20	465	463
8	Ford Motor Credit Co. LLC	3.588%	6/2/20	790	609
	Ford Motor Credit Co. LLC	3.157%	8/4/20	340	345
	Ford Motor Credit Co. LLC	3.200%	1/15/21	570	577
	Ford Motor Credit Co. LLC	5.750%	2/1/21	200	220
	Ford Motor Credit Co. LLC	3.336%	3/18/21	1,705	1,725
	Ford Motor Credit Co. LLC	5.875%	8/2/21	400	445
	Ford Motor Credit Co. LLC	3.339%	3/28/22	725	728
	Ford Motor Credit Co. LLC	4.250%	9/20/22	365	380
	General Motors Co.	3.500%	10/2/18	885	904
	General Motors Financial Co. Inc.	3.250%	5/15/18	1,535	1,557
	General Motors Financial Co. Inc.	6.750%	6/1/18	1,110	1,170
	General Motors Financial Co. Inc.	3.100%	1/15/19	130	132
	General Motors Financial Co. Inc.	2.400%	5/9/19	760	761
	General Motors Financial Co. Inc.	3.500%	7/10/19	700	719
	General Motors Financial Co. Inc.	3.200%	7/13/20	935	951
	General Motors Financial Co. Inc.	3.700%	11/24/20	720	740
	General Motors Financial Co. Inc.	4.200%	3/1/21	895	933
	General Motors Financial Co. Inc.	3.200%	7/6/21	550	552
	General Motors Financial Co. Inc.	4.375%	9/25/21	60	63
	General Motors Financial Co. Inc.	3.450%	1/14/22	835	843
6	Harley-Davidson Financial Services Inc.	1.550%	11/17/17	85	85
6	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	235	236
6	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	255	253
6	Harley-Davidson Funding Corp.	6.800%	6/15/18	90	95
6	Hyundai Capital America	4.000%	6/8/17	193	194
6	Hyundai Capital America	3.100%	4/5/22	500	499
6	Hyundai Capital Services Inc.	3.000%	3/6/22	315	314
	Lowe's Cos. Inc.	1.625%	4/15/17	1,016	1,016
	Lowe's Cos. Inc.	1.150%	4/15/19	295	291
	Lowe's Cos. Inc.	4.625%	4/15/20	460	492
	Macy's Retail Holdings Inc.	7.450%	7/15/17	175	178
	Macy's Retail Holdings Inc.	3.450%	1/15/21	485	487
	Marriott International Inc.	6.375%	6/15/17	195	197
	Mastercard Inc.	2.000%	4/1/19	225	227
	McDonald's Corp.	2.100%	12/7/18	290	292
6	Nissan Motor Acceptance Corp.	2.000%	3/8/19	775	774
	Nordstrom Inc.	6.250%	1/15/18	264	274
	NVR Inc.	3.950%	9/15/22	165	171
	PACCAR Financial Corp.	1.750%	8/14/18	160	160
	PACCAR Financial Corp.	2.200%	9/15/19	450	453
	PACCAR Financial Corp.	2.500%	8/14/20	70	71
10	Priceline Group Inc.	0.800%	3/10/22	1,000	1,064
	QVC Inc.	3.125%	4/1/19	230	233
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	150	159
	Starbucks Corp.	2.100%	2/4/21	310	311
	TJX Cos. Inc.	2.750%	6/15/21	450	458

8	Toyota Finance Australia Ltd.	4.250%	5/15/19	460	363
	Toyota Motor Credit Corp.	1.450%	1/12/18	650	650
	Toyota Motor Credit Corp.	1.550%	7/13/18	400	400
	Toyota Motor Credit Corp.	2.000%	10/24/18	255	256
	Toyota Motor Credit Corp.	2.100%	1/17/19	470	474
	Toyota Motor Credit Corp.	2.125%	7/18/19	985	992
	Toyota Motor Credit Corp.	2.750%	5/17/21	165	167
8	Toyota Motor Credit Corp.	2.750%	7/26/21	70	53
	Toyota Motor Credit Corp.	3.400%	9/15/21	150	156
	Toyota Motor Credit Corp.	2.600%	1/11/22	265	266
	VF Corp.	5.950%	11/1/17	140	144
	Visa Inc.	1.200%	12/14/17	830	830
	Visa Inc.	2.200%	12/14/20	2,070	2,078
8	Volkswagen Financial Services Australia Pty
	Ltd.	4.250%	4/4/18	80	62
8	Volkswagen Financial Services Australia Pty
	Ltd.	3.250%	8/13/19	680	521
6	Volkswagen Group of America Finance LLC	1.250%	5/23/17	815	815
6	Volkswagen Group of America Finance LLC	1.600%	11/20/17	200	200
6	Volkswagen Group of America Finance LLC	1.650%	5/22/18	200	199
6	Volkswagen Group of America Finance LLC	2.125%	5/23/19	290	289
	Wal-Mart Stores Inc.	3.625%	7/8/20	715	754
	Wal-Mart Stores Inc.	3.250%	10/25/20	457	477
	Walgreens Boots Alliance Inc.	1.750%	5/30/18	440	441
	Walgreens Boots Alliance Inc.	2.600%	6/1/21	1,110	1,112
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	160	163
6	Wesfarmers Ltd.	1.874%	3/20/18	425	425

	Consumer Noncyclical (5.4%)
	Abbott Laboratories	2.350%	11/22/19	2,250	2,259
	Abbott Laboratories	2.800%	9/15/20	500	505
	Abbott Laboratories	2.900%	11/30/21	2,000	2,007
	AbbVie Inc.	1.800%	5/14/18	3,140	3,143
	AbbVie Inc.	2.000%	11/6/18	415	416
	AbbVie Inc.	2.500%	5/14/20	2,270	2,286
	AbbVie Inc.	2.300%	5/14/21	710	701
	Actavis Funding SCS	2.350%	3/12/18	5,400	5,420
	Actavis Funding SCS	2.450%	6/15/19	235	236
	Actavis Funding SCS	3.000%	3/12/20	685	695
	Actavis Funding SCS	3.450%	3/15/22	1,810	1,842
	Actavis Inc.	1.875%	10/1/17	512	513
	Actavis Inc.	6.125%	8/15/19	235	256
	Agilent Technologies Inc.	6.500%	11/1/17	99	102
	Agilent Technologies Inc.	5.000%	7/15/20	265	286
	Allergan Inc.	1.350%	3/15/18	200	199
	Altria Group Inc.	9.250%	8/6/19	1,714	1,991
	Altria Group Inc.	4.750%	5/5/21	941	1,019
	AmerisourceBergen Corp.	3.500%	11/15/21	300	309
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	150	155
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	65	65
	Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	1,700	1,702
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	415	418
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	4,730	4,759
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	400	407
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	150	151
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	400	422
10	Anheuser-Busch InBev SA/NV	3.250%	1/24/33	100	124

10	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	455	518
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	750	825
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,150	1,249
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	100	99
	Baxalta Inc.	2.875%	6/23/20	2,400	2,433
	Biogen Inc.	6.875%	3/1/18	120	126
	Biogen Inc.	2.900%	9/15/20	560	570
	Boston Scientific Corp.	2.650%	10/1/18	540	546
10	Bunge Finance Europe BV	1.850%	6/16/23	312	345
	Cardinal Health Inc.	1.900%	6/15/17	170	170
6	Cargill Inc.	6.000%	11/27/17	300	309
6	Cargill Inc.	7.350%	3/6/19	500	551
6	Cargill Inc.	3.250%	11/15/21	250	257
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	100	101
	Celgene Corp.	2.125%	8/15/18	300	301
	Clorox Co.	5.950%	10/15/17	120	123
10	Coca-Cola Co.	0.500%	3/8/24	775	816
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	600	602
	Conagra Brands Inc.	4.950%	8/15/20	61	65
	Constellation Brands Inc.	3.875%	11/15/19	600	623
	Constellation Brands Inc.	3.750%	5/1/21	520	539
	Constellation Brands Inc.	6.000%	5/1/22	400	453
	Constellation Brands Inc.	4.750%	11/15/24	305	329
	Constellation Brands Inc.	4.750%	12/1/25	385	414
	Covidien International Finance SA	6.000%	10/15/17	1,218	1,245
	Diageo Capital plc	1.125%	4/29/18	170	169
	Edwards Lifesciences Corp.	2.875%	10/15/18	600	608
	Express Scripts Holding Co.	3.300%	2/25/21	300	305
	Express Scripts Holding Co.	3.000%	7/15/23	900	872
	Express Scripts Holding Co.	4.500%	2/25/26	200	204
8	FBG Finance Pty Ltd.	3.750%	8/7/20	470	367
8	Fonterra Co-operative Group Ltd.	4.500%	6/30/21	100	80
10	Fresenius SE & Co. KGaA	4.000%	2/1/24	700	875
	Gilead Sciences Inc.	2.550%	9/1/20	3,490	3,521
	Gilead Sciences Inc.	4.500%	4/1/21	270	290
	Gilead Sciences Inc.	4.400%	12/1/21	490	525
	Gilead Sciences Inc.	1.950%	3/1/22	470	455
	Gilead Sciences Inc.	2.500%	9/1/23	470	454
6	Grupo Bimbo SAB de CV	4.500%	1/25/22	300	316
6	Grupo Bimbo SAB de CV	3.875%	6/27/24	200	200
	Hershey Co.	1.600%	8/21/18	60	60
	Ingredion Inc.	1.800%	9/25/17	144	144
	Kraft Foods Group Inc.	2.250%	6/5/17	228	228
	Kraft Foods Group Inc.	6.125%	8/23/18	291	308
	Kraft Heinz Foods Co.	2.000%	7/2/18	250	250
10	Kraft Heinz Foods Co.	2.250%	5/25/28	200	214
	McKesson Corp.	2.284%	3/15/19	750	755
11	McKesson Corp.	3.125%	2/17/29	400	517
	Mead Johnson Nutrition Co.	3.000%	11/15/20	500	509
	Medtronic Inc.	1.500%	3/15/18	675	675
	Medtronic Inc.	1.375%	4/1/18	100	100
	Medtronic Inc.	2.500%	3/15/20	1,765	1,790
	Medtronic Inc.	3.150%	3/15/22	500	514
	Medtronic Inc.	3.625%	3/15/24	100	104
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	180	193
10	Mylan NV	3.125%	11/22/28	162	181
	Newell Brands Inc.	2.600%	3/29/19	94	95

Newell Brands Inc.	3.150%	4/1/21	800	817
Newell Brands Inc.	3.850%	4/1/23	500	517
Newell Brands Inc.	5.375%	4/1/36	100	113
PepsiCo Inc.	2.250%	1/7/19	100	101
PepsiCo Inc.	4.500%	1/15/20	400	429
PepsiCo Inc.	1.850%	4/30/20	900	898
6 Pernod Ricard SA	5.750%	4/7/21	150	166
6 Pernod Ricard SA	4.450%	1/15/22	150	160
Perrigo Co. plc	2.300%	11/8/18	616	619
Perrigo Co. plc	4.000%	11/15/23	310	315
Perrigo Co. plc	5.300%	11/15/43	305	312
Perrigo Finance Unlimited Co.	3.500%	3/15/21	200	203
Perrigo Finance Unlimited Co.	3.500%	12/15/21	200	203
Perrigo Finance Unlimited Co.	3.900%	12/15/24	1,135	1,129
Perrigo Finance Unlimited Co.	4.900%	12/15/44	1,020	992
Pharmacia LLC	6.500%	12/1/18	200	216
Philip Morris International Inc.	1.125%	8/21/17	125	125
Quest Diagnostics Inc.	2.700%	4/1/19	465	471
Reynolds American Inc.	8.125%	6/23/19	1,216	1,371
Reynolds American Inc.	3.250%	6/12/20	383	393
6 Roche Holdings Inc.	2.250%	9/30/19	705	711
6 Roche Holdings Inc.	1.750%	1/28/22	905	873
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	1,400	1,363
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	300	290
Stryker Corp.	2.000%	3/8/19	150	150
Teva Pharmaceutical Finance Netherlands III
BV	2.200%	7/21/21	2,855	2,750
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	425	405
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	125	115
The Kroger Co.	6.800%	12/15/18	150	162
The Kroger Co.	2.000%	1/15/19	300	301
The Kroger Co.	2.300%	1/15/19	760	765
The Kroger Co.	6.150%	1/15/20	250	276
The Kroger Co.	2.600%	2/1/21	450	448
The Kroger Co.	2.950%	11/1/21	490	493
Thermo Fisher Scientific Inc.	2.150%	12/14/18	400	402
Tyson Foods Inc.	2.650%	8/15/19	755	763
Wyeth LLC	5.450%	4/1/17	80	80

Energy (4.1%)
Anadarko Petroleum Corp.	4.850%	3/15/21	550	589
Anadarko Petroleum Corp.	3.450%	7/15/24	200	195
Anadarko Petroleum Corp.	6.600%	3/15/46	200	242
BP Capital Markets plc	1.846%	5/5/17	725	725
BP Capital Markets plc	1.375%	11/6/17	550	550
BP Capital Markets plc	1.375%	5/10/18	2,575	2,569
BP Capital Markets plc	2.241%	9/26/18	705	709
8 BP Capital Markets plc	4.750%	11/15/18	550	434
BP Capital Markets plc	4.750%	3/10/19	930	980
BP Capital Markets plc	1.676%	5/3/19	250	249
BP Capital Markets plc	2.237%	5/10/19	500	503
BP Capital Markets plc	2.521%	1/15/20	720	728
BP Capital Markets plc	2.315%	2/13/20	1,600	1,612
BP Capital Markets plc	4.500%	10/1/20	600	646
BP Capital Markets plc	2.112%	9/16/21	200	196

BP Capital Markets plc	3.062%	3/17/22	250	253
BP Capital Markets plc	3.216%	11/28/23	350	351
BP Capital Markets plc	3.814%	2/10/24	300	311
Chevron Corp.	1.718%	6/24/18	1,060	1,063
Chevron Corp.	4.950%	3/3/19	700	742
Chevron Corp.	2.193%	11/15/19	200	202
Chevron Corp.	1.961%	3/3/20	1,095	1,095
Chevron Corp.	2.427%	6/24/20	515	520
Chevron Corp.	2.419%	11/17/20	450	454
ConocoPhillips	5.750%	2/1/19	1,150	1,231
ConocoPhillips Co.	4.200%	3/15/21	2,455	2,613
ConocoPhillips Co.	2.875%	11/15/21	250	253
ConocoPhillips Co.	4.950%	3/15/26	450	500
Devon Energy Corp.	4.000%	7/15/21	470	486
Devon Energy Corp.	3.250%	5/15/22	500	494
Dominion Gas Holdings LLC	2.500%	12/15/19	500	504
Dominion Gas Holdings LLC	2.800%	11/15/20	300	304
Dominion Gas Holdings LLC	3.550%	11/1/23	300	305
El Paso Natural Gas Co. LLC	5.950%	4/15/17	250	250
Enbridge Energy Partners LP	4.375%	10/15/20	25	26
3 Enbridge Energy Partners LP	8.050%	10/1/77	30	29
Encana Corp.	3.900%	11/15/21	150	153
Energy Transfer Partners LP	2.500%	6/15/18	450	452
Energy Transfer Partners LP	6.700%	7/1/18	990	1,044
Energy Transfer Partners LP	4.150%	10/1/20	981	1,018
Energy Transfer Partners LP	4.650%	6/1/21	545	573
Energy Transfer Partners LP	5.200%	2/1/22	195	209
EOG Resources Inc.	5.875%	9/15/17	50	51
EOG Resources Inc.	5.625%	6/1/19	425	457
EOG Resources Inc.	2.450%	4/1/20	300	302
EOG Resources Inc.	2.625%	3/15/23	200	195
Hess Corp.	4.300%	4/1/27	200	196
Kinder Morgan Energy Partners LP	2.650%	2/1/19	50	50
Kinder Morgan Energy Partners LP	9.000%	2/1/19	125	140
Kinder Morgan Energy Partners LP	6.850%	2/15/20	315	351
Kinder Morgan Energy Partners LP	6.500%	4/1/20	425	470
Kinder Morgan Energy Partners LP	5.300%	9/15/20	125	135
Kinder Morgan Inc.	7.000%	6/15/17	570	577
Kinder Morgan Inc.	3.050%	12/1/19	40	41
Kinder Morgan Inc.	7.800%	8/1/31	150	188
Kinder Morgan Inc.	7.750%	1/15/32	200	249
Marathon Oil Corp.	5.900%	3/15/18	340	352
Marathon Oil Corp.	2.700%	6/1/20	300	298
Marathon Oil Corp.	2.800%	11/1/22	1,400	1,342
Marathon Oil Corp.	3.850%	6/1/25	200	196
MPLX LP	4.500%	7/15/23	780	809
Nabors Industries Inc.	6.150%	2/15/18	235	244
Nabors Industries Inc.	5.000%	9/15/20	200	207
Nabors Industries Inc.	4.625%	9/15/21	225	227
6 Nabors Industries Inc.	5.500%	1/15/23	340	348
Occidental Petroleum Corp.	1.500%	2/15/18	1,140	1,140
Occidental Petroleum Corp.	2.600%	4/15/22	805	802
ONEOK Partners LP	2.000%	10/1/17	25	25
ONEOK Partners LP	3.200%	9/15/18	280	284
Petro-Canada	6.050%	5/15/18	115	120
Phillips 66	2.950%	5/1/17	1,035	1,036
Pioneer Natural Resources Co.	6.875%	5/1/18	225	237

	Pioneer Natural Resources Co.	3.450%	1/15/21	600	614
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.875%	3/1/22	240	263
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.000%	10/1/22	205	217
	Sabine Pass Liquefaction LLC	5.625%	2/1/21	1,835	1,977
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	850	941
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	250	272
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	440	480
6	Schlumberger Holdings Corp.	2.350%	12/21/18	100	101
	Shell International Finance BV	1.900%	8/10/18	100	100
	Shell International Finance BV	1.625%	11/10/18	500	499
	Shell International Finance BV	2.000%	11/15/18	325	326
	Shell International Finance BV	1.375%	5/10/19	1,600	1,585
	Shell International Finance BV	1.375%	9/12/19	1,500	1,482
	Shell International Finance BV	4.300%	9/22/19	750	792
	Shell International Finance BV	2.125%	5/11/20	1,300	1,301
	Shell International Finance BV	2.250%	11/10/20	1,250	1,251
	Shell International Finance BV	1.875%	5/10/21	2,100	2,055
	Shell International Finance BV	1.750%	9/12/21	400	388
6	Southern Natural Gas Co. LLC	5.900%	4/1/17	270	270
	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	155	164
	Spectra Energy Partners LP	2.950%	9/25/18	230	233
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	40	48
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	243
	Total Capital Canada Ltd.	1.450%	1/15/18	1,045	1,046
	Total Capital International SA	1.550%	6/28/17	485	485
	Total Capital International SA	2.125%	1/10/19	1,130	1,136
	Total Capital International SA	2.100%	6/19/19	400	402
8	Total Capital International SA	4.250%	11/26/21	134	107
	Total Capital SA	2.125%	8/10/18	275	277
	Total Capital SA	4.450%	6/24/20	950	1,017
	Total Capital SA	4.250%	12/15/21	475	510
	TransCanada PipeLines Ltd.	2.500%	8/1/22	40	39
	TransCanada PipeLines Ltd.	4.625%	3/1/34	165	173
	Transocean Inc.	4.250%	10/15/17	1,555	1,563
	Williams Partners LP	5.250%	3/15/20	120	129
	Williams Partners LP	4.000%	11/15/21	395	409
	Williams Partners LP	3.600%	3/15/22	200	203
	Williams Partners LP	3.900%	1/15/25	253	252
6	Woodside Finance Ltd.	8.750%	3/1/19	250	278

	Other Industrial (0.4%)
6	CK Hutchison International 17 Ltd.	2.875%	4/5/22	1,400	1,400
10	Fluor Corp.	1.750%	3/21/23	540	600
6	Hutchison Whampoa Finance CI Ltd.	7.450%	8/1/17	255	259
6	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	2,990	3,304
6	Hutchison Whampoa International 14 Ltd.	1.625%	10/31/17	970	969
10	Kennedy Wilson Europe Real Estate plc	3.250%	11/12/25	300	333

	Technology (3.0%)
	Altera Corp.	2.500%	11/15/18	100	101
	Amphenol Corp.	2.550%	1/30/19	115	116
	Apple Inc.	1.300%	2/23/18	365	365
	Apple Inc.	2.100%	5/6/19	1,330	1,344
5,8	Apple Inc.	2.430%	8/28/19	790	605

8 Apple Inc.	2.850%	8/28/19	510	394
Apple Inc.	1.550%	2/7/20	465	462
Apple Inc.	2.000%	5/6/20	615	618
Apple Inc.	2.250%	2/23/21	2,400	2,407
Apple Inc.	2.850%	5/6/21	875	896
Apple Inc.	2.150%	2/9/22	230	227
Apple Inc.	2.500%	2/9/22	1,170	1,175
Apple Inc.	2.700%	5/13/22	330	334
Applied Materials Inc.	2.625%	10/1/20	580	589
Avnet Inc.	3.750%	12/1/21	80	81
Baidu Inc.	2.250%	11/28/17	385	386
Baidu Inc.	3.250%	8/6/18	825	836
Baidu Inc.	2.750%	6/9/19	425	429
6 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.375%	1/15/20	1,385	1,385
6 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	1,385	1,382
Cisco Systems Inc.	4.450%	1/15/20	650	696
Cisco Systems Inc.	2.200%	2/28/21	1,090	1,090
6 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	3.480%	6/1/19	1,910	1,958
6 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	1,780	1,861
6 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	5.450%	6/15/23	175	188
6 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	160	201
6 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	160	207
Equifax Inc.	6.300%	7/1/17	120	121
6 Everett Spinco Inc.	2.875%	3/27/20	330	332
6 Everett Spinco Inc.	4.250%	4/15/24	705	715
Fidelity National Information Services Inc.	1.450%	6/5/17	445	445
Fidelity National Information Services Inc.	2.000%	4/15/18	110	110
Fidelity National Information Services Inc.	2.850%	10/15/18	1,175	1,191
Fidelity National Information Services Inc.	3.625%	10/15/20	1,500	1,555
Fidelity National Information Services Inc.	2.250%	8/15/21	350	343
Fiserv Inc.	2.700%	6/1/20	175	177
Hewlett Packard Enterprise Co.	2.450%	10/5/17	960	966
Hewlett Packard Enterprise Co.	2.850%	10/5/18	1,125	1,139
Hewlett Packard Enterprise Co.	3.600%	10/15/20	1,480	1,521
Intel Corp.	1.350%	12/15/17	792	793
8 Intel Corp.	3.250%	12/1/19	400	310
Intel Corp.	2.450%	7/29/20	475	482
International Business Machines Corp.	5.700%	9/14/17	691	705
International Business Machines Corp.	2.500%	1/27/22	700	704
KLA-Tencor Corp.	2.375%	11/1/17	335	336
Lam Research Corp.	2.750%	3/15/20	580	587
Microsoft Corp.	2.400%	2/6/22	2,325	2,339
Microsoft Corp.	2.875%	2/6/24	2,090	2,096
Oracle Corp.	2.375%	1/15/19	925	937
Oracle Corp.	5.000%	7/8/19	400	429
Pitney Bowes Inc.	5.750%	9/15/17	20	20
Pitney Bowes Inc.	5.600%	3/15/18	120	124
Pitney Bowes Inc.	3.375%	10/1/21	315	309
Seagate HDD Cayman	3.750%	11/15/18	340	348
6 Seagate HDD Cayman	4.250%	3/1/22	395	391

	Seagate HDD Cayman	4.750%	6/1/23	415	415
	Tech Data Corp.	3.700%	2/15/22	680	682
	Total System Services Inc.	2.375%	6/1/18	880	884
	Tyco Electronics Group SA	6.550%	10/1/17	205	210
	Tyco Electronics Group SA	2.375%	12/17/18	350	353
	Tyco Electronics Group SA	2.350%	8/1/19	455	458
	Tyco Electronics Group SA	4.875%	1/15/21	45	48
	Tyco Electronics Group SA	3.500%	2/3/22	80	82
	Xerox Corp.	6.350%	5/15/18	180	188
	Xerox Corp.	2.800%	5/15/20	50	50
	Xerox Corp.	2.750%	9/1/20	170	169
	Xerox Corp.	4.500%	5/15/21	805	840
	Xilinx Inc.	2.125%	3/15/19	490	491

	Transportation (1.7%)
3,6	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	395	395
6	Air Canada	7.750%	4/15/21	1,150	1,295
3,6	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	459	455
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	200	209
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	225	228
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,185	1,254
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	100	105
	Canadian National Railway Co.	5.850%	11/15/17	370	380
3	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	11	11
3	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	4	4
3	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	4	4
3	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	94	103
3	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	809	888
3	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	54	57
	Continental Airlines 2012-3 Class C Pass
	Thru Certificates	6.125%	4/29/18	1,480	1,530
3,12 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	506	569
3	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	955	1,099
3	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	216	246
3	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	508	559
3	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	254	267
3	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	89	93
3	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	55	58
	Delta Air Lines Inc.	2.875%	3/13/20	1,735	1,748
	Delta Air Lines Inc.	3.625%	3/15/22	2,150	2,188
6	ERAC USA Finance LLC	6.375%	10/15/17	795	814
6	ERAC USA Finance LLC	2.800%	11/1/18	430	435
6	ERAC USA Finance LLC	2.350%	10/15/19	285	285

6	ERAC USA Finance LLC	2.700%	11/1/23	815	784
3,6	Heathrow Funding Ltd.	4.875%	7/15/23	200	214
6	HPHT Finance 15 Ltd.	2.250%	3/17/18	695	695
	JB Hunt Transport Services Inc.	2.400%	3/15/19	120	121
	Kansas City Southern	2.350%	5/15/20	1,255	1,242
	Kansas City Southern	4.950%	8/15/45	440	445
3	Northwest Airlines 2007-1 Class B Pass
	Through Trust	8.028%	11/1/17	511	529
8	Qantas Airways Ltd.	7.500%	6/11/21	1,250	1,085
	Ryder System Inc.	2.500%	3/1/18	190	191
	Ryder System Inc.	2.250%	9/1/21	350	343
3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	306	335
3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	115	126
3	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	323	330
3	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	458	494
	Union Pacific Corp.	5.750%	11/15/17	225	231
	Union Pacific Corp.	5.700%	8/15/18	710	749
	Union Pacific Corp.	2.250%	2/15/19	385	389
	Union Pacific Corp.	1.800%	2/1/20	200	199
	Union Pacific Corp.	2.250%	6/19/20	575	579
	United Continental Holdings Inc.	6.375%	6/1/18	140	146
3	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	165	181
6	WestJet Airlines Ltd.	3.500%	6/16/21	470	471
					363,309
Utilities (3.0%)
	Electric (2.8%)
	Arizona Public Service Co.	8.750%	3/1/19	691	779
8	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	100	77
	Baltimore Gas & Electric Co.	3.500%	11/15/21	150	156
	Baltimore Gas & Electric Co.	2.800%	8/15/22	100	100
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	910	946
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	890	893
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	400	403
6	Cleco Corporate Holdings LLC	3.743%	5/1/26	667	659
	CMS Energy Corp.	6.250%	2/1/20	225	248
	Commonwealth Edison Co.	6.150%	9/15/17	705	719
	Commonwealth Edison Co.	5.800%	3/15/18	880	915
	Commonwealth Edison Co.	2.150%	1/15/19	160	161
	Commonwealth Edison Co.	4.000%	8/1/20	675	711
	Commonwealth Edison Co.	3.400%	9/1/21	200	207
	Connecticut Light & Power Co.	5.500%	2/1/19	250	266
	Dominion Resources Inc.	1.875%	1/15/19	785	784
	Dominion Resources Inc.	5.200%	8/15/19	100	107
	Dynegy Inc.	6.750%	11/1/19	35	36
	Dynegy Inc.	7.375%	11/1/22	330	327
6	EDP Finance BV	4.900%	10/1/19	868	910
6	EDP Finance BV	4.125%	1/15/20	1,405	1,438
6	EDP Finance BV	5.250%	1/14/21	310	331
11	EDP Finance BV	8.625%	1/4/24	100	167
	Emera US Finance LP	2.150%	6/15/19	465	465
	Emera US Finance LP	2.700%	6/15/21	810	805
	Emera US Finance LP	3.550%	6/15/26	95	93
	Emera US Finance LP	4.750%	6/15/46	160	161
	Exelon Corp.	1.550%	6/9/17	600	600
	Exelon Corp.	2.850%	6/15/20	510	517

	Exelon Corp.	2.450%	4/15/21	215	213
	Exelon Corp.	2.500%	6/1/22	501	506
	Exelon Corp.	3.950%	6/15/25	240	247
	Exelon Generation Co. LLC	2.950%	1/15/20	320	324
	FirstEnergy Corp.	2.750%	3/15/18	755	758
	FirstEnergy Corp.	4.250%	3/15/23	188	194
6	FirstEnergy Transmission LLC	4.350%	1/15/25	1,249	1,299
6	Fortis Inc.	2.100%	10/4/21	535	519
6	Fortis Inc.	3.055%	10/4/26	350	329
	Georgia Power Co.	5.400%	6/1/18	185	192
	Georgia Power Co.	2.400%	4/1/21	1,245	1,242
	Great Plains Energy Inc.	2.500%	3/9/20	470	473
	Great Plains Energy Inc.	3.150%	4/1/22	820	826
	LG&E & KU Energy LLC	3.750%	11/15/20	325	337
	MidAmerican Energy Co.	5.300%	3/15/18	893	925
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	150	170
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	715	716
	Nevada Power Co.	6.500%	5/15/18	771	813
	Nevada Power Co.	6.500%	8/1/18	225	239
	Oncor Electric Delivery Co. LLC	5.000%	9/30/17	610	620
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	190	203
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	350	421
	Pacific Gas & Electric Co.	5.625%	11/30/17	1,220	1,252
	Pacific Gas & Electric Co.	8.250%	10/15/18	770	843
	Pacific Gas & Electric Co.	3.500%	10/1/20	1,315	1,366
	Pacific Gas & Electric Co.	4.250%	5/15/21	360	383
	Pacific Gas & Electric Co.	3.250%	9/15/21	560	573
	Pacific Gas & Electric Co.	4.450%	4/15/42	40	42
	Pacific Gas & Electric Co.	4.000%	12/1/46	40	39
	PacifiCorp	5.650%	7/15/18	490	515
	PacifiCorp	5.500%	1/15/19	114	121
	PacifiCorp	3.850%	6/15/21	100	106
	PPL Capital Funding Inc.	4.200%	6/15/22	50	53
	PPL Capital Funding Inc.	3.500%	12/1/22	225	230
	PPL Capital Funding Inc.	3.100%	5/15/26	960	922
	Puget Energy Inc.	5.625%	7/15/22	645	714
	SCANA Corp.	4.750%	5/15/21	185	193
	South Carolina Electric & Gas Co.	5.250%	11/1/18	130	137
	South Carolina Electric & Gas Co.	6.500%	11/1/18	294	315
	Southern Co.	1.550%	7/1/18	1,000	996
	Southern Co.	1.850%	7/1/19	1,180	1,173
	Southern Co.	2.150%	9/1/19	350	350
	Southern Co.	2.750%	6/15/20	1,120	1,129
	Southern Co.	2.350%	7/1/21	1,645	1,611
3	Southern Co.	5.500%	3/15/57	325	333
	Southern Power Co.	1.950%	12/15/19	990	983
10	Southern Power Co.	1.000%	6/20/22	165	175
	Southwestern Electric Power Co.	5.875%	3/1/18	245	254
	Southwestern Electric Power Co.	6.450%	1/15/19	1,215	1,307
8	United Energy Distribution Pty Ltd.	3.500%	9/12/23	740	552
	Virginia Electric & Power Co.	2.950%	1/15/22	350	356

	Natural Gas (0.2%)
6	Engie SA	2.875%	10/10/22	175	173
	Sempra Energy	2.300%	4/1/17	945	945

	Sempra Energy	6.150%	6/15/18	580	611
	Sempra Energy	2.400%	3/15/20	235	237
	Sempra Energy	2.850%	11/15/20	230	232
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	155	149
					44,917
Total Corporate Bonds (Cost $777,333)					778,365
Sovereign Bonds (5.7%)
	Arab Republic of Egypt	6.125%	1/31/22	260	270
	Argentine Republic	7.000%	4/17/17	240	240
	Argentine Republic	8.750%	6/2/17	190	192
	Argentine Republic	5.625%	1/26/22	450	460
	Argentine Republic	6.875%	1/26/27	150	152
6	Avi Funding Co. Ltd.	2.850%	9/16/20	275	275
6	Banco de Costa Rica	5.250%	8/12/18	200	204
6	Banco del Estado de Chile	2.000%	11/9/17	200	200
6	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	100	100
	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	950	950
	Banco Nacional de Desenvolvimento
	Economico e Social	6.369%	6/16/18	170	177
6	Bank Nederlandse Gemeenten NV	1.125%	5/25/18	730	727
6	Bank Nederlandse Gemeenten NV	2.500%	1/23/23	50	50
10	Banque Centrale de Tunisie SA	5.625%	2/17/24	260	277
6	Banque Ouest Africaine de Developpement	5.500%	5/6/21	200	209
6	Bermuda	5.603%	7/20/20	455	501
6	Bermuda	4.138%	1/3/23	200	205
6	Bermuda	4.854%	2/6/24	200	210
6	BOC Aviation Ltd.	2.375%	9/15/21	350	338
6	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	125	125
6	Caixa Economica Federal	2.375%	11/6/17	125	125
	Caixa Economica Federal	4.250%	5/13/19	200	203
6	CDP Financial Inc.	4.400%	11/25/19	500	531
6	CDP Financial Inc.	3.150%	7/24/24	670	682
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	825	825
6	CNPC General Capital Ltd.	2.750%	4/19/17	125	125
6	CNPC General Capital Ltd.	2.750%	5/14/19	235	237
	Corp. Andina de Fomento	1.500%	8/8/17	210	210
	Corp. Andina de Fomento	2.125%	9/27/21	755	738
	Corp. Andina de Fomento	4.375%	6/15/22	750	800
6	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	159
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	780	816
6	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	400	419
6	CPPIB Capital Inc.	1.250%	9/20/19	1,400	1,384
6,13 Dexia Credit Local SA		1.875%	9/15/21	235	227
	Ecopetrol SA	5.875%	9/18/23	220	239
6	Electricite de France SA	2.150%	1/22/19	810	811
8	Emirates NBD PJSC	5.750%	5/8/19	300	239
	Export-Import Bank of Korea	2.875%	9/17/18	300	304
	Export-Import Bank of Korea	1.500%	10/21/19	1,345	1,327
	Export-Import Bank of Korea	5.125%	6/29/20	500	542
	Federative Republic of Brazil	6.000%	4/7/26	719	780
6	Fondo MIVIVIENDA SA	3.375%	4/2/19	500	509
	Fondo MIVIVIENDA SA	3.375%	4/2/19	150	153
10	French Republic	0.000%	5/25/22	1,250	1,325
6	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	200	199

	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	355	355
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	400	408
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	1,100	1,075
14	Japan	0.000%	5/12/17	690,000	6,202
15	Japan Bank for International Cooperation	1.750%	7/31/18	700	700
15	Japan Finance Organization for Municipalities	4.000%	1/13/21	250	263
	KazMunayGas National Co. JSC	9.125%	7/2/18	1,075	1,158
	Kingdom of Saudi Arabia	2.375%	10/26/21	1,600	1,572
	Kingdom of Saudi Arabia	3.250%	10/26/26	620	603
6	Kommunalbanken AS	1.125%	5/23/18	700	698
	Korea Development Bank	3.875%	5/4/17	675	676
	Korea Development Bank	2.250%	8/7/17	555	556
	Korea Development Bank	3.500%	8/22/17	575	578
	Korea Development Bank	1.500%	1/22/18	600	599
6	Korea Expressway Corp.	1.625%	4/28/17	200	200
	Korea Expressway Corp.	1.625%	4/28/17	200	200
	Korea Expressway Corp.	1.875%	10/22/17	515	515
	Korea Gas Corp.	2.875%	7/29/18	200	202
	Korea National Oil Corp.	2.750%	1/23/19	350	353
6	Korea Resources Corp.	2.125%	5/2/18	125	125
6	Korea Western Power Co. Ltd.	2.875%	10/10/18	200	202
	Majapahit Holding BV	8.000%	8/7/19	400	449
16	Mexican Bonos	5.750%	3/5/26	25,500	1,250
	National Savings Bank	8.875%	9/18/18	200	213
6	Nederlandse Waterschapsbank NV	1.250%	9/9/19	475	469
6	NongHyup Bank	1.875%	9/12/21	235	225
	North American Development Bank	2.300%	10/10/18	150	151
6	OCP SA	5.625%	4/25/24	200	213
6	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	632	639
6	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	200	203
6	Ooredoo International Finance Ltd.	3.250%	2/21/23	125	124
	Ooredoo International Finance Ltd.	5.000%	10/19/25	200	216
3	Oriental Republic of Uruguay	5.100%	6/18/50	230	222
6	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	200	206
	Petrobras Global Finance BV	8.750%	5/23/26	175	203
	Petrobras Global Finance BV	7.375%	1/17/27	735	781
	Petroleos Mexicanos	5.750%	3/1/18	274	283
	Petroleos Mexicanos	5.500%	2/4/19	1,174	1,232
	Petroleos Mexicanos	8.000%	5/3/19	30	33
	Petroleos Mexicanos	5.500%	1/21/21	1,674	1,773
	Petroleos Mexicanos	5.375%	3/13/22	65	68
6	Petroleos Mexicanos	5.375%	3/13/22	140	147
	Petroleos Mexicanos	4.625%	9/21/23	1	1
	Province of British Columbia	1.200%	4/25/17	225	225
	Province of Manitoba	1.300%	4/3/17	775	775
	Province of New Brunswick	2.750%	6/15/18	10	10
	Province of Ontario	1.200%	2/14/18	300	299
	Province of Ontario	3.000%	7/16/18	275	279
	Province of Ontario	1.625%	1/18/19	1,480	1,476
	Province of Ontario	1.250%	6/17/19	595	588
	Province of Ontario	1.875%	5/21/20	230	229
	Province of Ontario	2.500%	4/27/26	135	131
	Province of Quebec	3.500%	7/29/20	250	260
	Province of Quebec	2.750%	8/25/21	715	726

	Province of Quebec	2.375%	1/31/22	835	834
	Province of Quebec	2.625%	2/13/23	150	150
3,6	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	75	79
3	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	277	291
	Republic of Colombia	4.375%	7/12/21	200	211
	Republic of Croatia	6.250%	4/27/17	1,755	1,758
	Republic of Hungary	4.000%	3/25/19	800	830
	Republic of Hungary	6.250%	1/29/20	1,015	1,113
	Republic of Hungary	6.375%	3/29/21	300	338
	Republic of Indonesia	6.875%	1/17/18	280	291
	Republic of Indonesia	5.875%	3/13/20	520	568
	Republic of Indonesia	4.875%	5/5/21	1,230	1,316
10	Republic of Indonesia	2.875%	7/8/21	615	700
10	Republic of Indonesia	2.625%	6/14/23	380	424
10	Republic of Indonesia	3.375%	7/30/25	430	489
	Republic of Kazakhstan	3.875%	10/14/24	200	202
	Republic of Kazakhstan	4.875%	10/14/44	200	197
	Republic of Lithuania	7.375%	2/11/20	1,160	1,319
6	Republic of Lithuania	7.375%	2/11/20	1,345	1,532
6	Republic of Lithuania	6.125%	3/9/21	195	220
	Republic of Lithuania	6.125%	3/9/21	1,005	1,134
	Republic of Namibia	5.500%	11/3/21	100	106
	Republic of Namibia	5.250%	10/29/25	200	201
	Republic of Panama	9.375%	4/1/29	55	81
	Republic of Poland	6.375%	7/15/19	1,440	1,580
	Republic of Poland	5.125%	4/21/21	580	635
	Republic of Poland	5.000%	3/23/22	1,020	1,121
	Republic of Romania	6.750%	2/7/22	300	347
	Republic of Romania	4.375%	8/22/23	300	316
10	Republic of Romania	2.750%	10/29/25	365	411
	Republic of Serbia	5.250%	11/21/17	400	408
6	Republic of Serbia	5.250%	11/21/17	530	541
	Republic of Slovenia	5.500%	10/26/22	280	314
6	Republic of Slovenia	5.250%	2/18/24	300	336
	Republic of South Africa	5.875%	9/16/25	200	215
	Republic of Turkey	7.500%	7/14/17	2,185	2,221
	Republic of Turkey	6.750%	4/3/18	1,155	1,200
	Republic of Turkey	7.000%	3/11/19	965	1,031
	Republic of Turkey	5.625%	3/30/21	275	287
	SABIC Capital II BV	2.625%	10/3/18	400	403
	Sinopec Group Overseas Development 2013
	Ltd.	2.500%	10/17/18	235	236
6	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	600	635
	State Bank of India	4.125%	8/1/17	800	805
	State of Israel	4.000%	6/30/22	400	426
	State of Israel	2.875%	3/16/26	215	211
	State of Kuwait	2.750%	3/20/22	1,148	1,150
	Statoil ASA	3.125%	8/17/17	175	176
	Statoil ASA	1.200%	1/17/18	1,225	1,220
	Statoil ASA	2.250%	11/8/19	500	503
	Sultanate of Oman	5.375%	3/8/27	200	209
	Svensk Exportkredit AB	1.750%	5/30/17	100	100
	Svensk Exportkredit AB	1.125%	4/5/18	250	249
6	Temasek Financial I Ltd.	4.300%	10/25/19	250	264
	United Mexican States	3.625%	3/15/22	1,685	1,734
	United Mexican States	4.000%	10/2/23	115	119

16 United Mexican States	7.500%	6/3/27	4,500	248
Vnesheconombank Via VEB Finance plc	5.450%	11/22/17	100	102
YPF SA	8.875%	12/19/18	60	65
Total Sovereign Bonds (Cost $84,869)				85,312
Taxable Municipal Bonds (0.2%)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	1.871%	12/1/19	5	5
California Department of Water Resources
Water System Revenue (Central Valley
Project)	1.871%	12/1/19	195	196
California GO	5.950%	3/1/18	650	676
California GO	6.200%	10/1/19	350	388
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	150	151
George Washington University District of
Columbia GO	3.485%	9/15/22	200	207
Harris County TX Toll Road Revenue	1.361%	8/15/17	250	250
Illinois GO	5.665%	3/1/18	110	113
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.217%	1/1/19	150	152
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	426	432
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	315	321
5 Mississippi GO (Nissan North America, Inc.
Project)	1.484%	11/1/17	300	300
University of California Revenue	2.054%	5/15/18	100	101
University of California Revenue	1.745%	5/15/19	250	251
Total Taxable Municipal Bonds (Cost $3,495)				3,543
			Shares
Convertible Preferred Stocks (0.0%)
9 Lehman Brothers Holdings Inc. Pfd. (Cost $695)	7.250%		700	—

Temporary Cash Investments (8.8%)
Money Market Fund (6.3%)
17 Vanguard Market Liquidity Fund	0.965%		945,305	94,549

			Face
			Amount
			($000)
Certificates of Deposit (1.5%)
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.520%	8/9/17	2,895	2,897
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.570%	10/27/17	3,435	3,437
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.700%	1/26/18	2,200	2,203
Royal Bank of Canada (New York Branch)	1.360%	10/5/17	2,865	2,865
Royal Bank of Canada (New York Branch)	1.290%	10/27/17	4,600	4,596
Svenska HandelsBanken AB (New York
Branch)	1.280%	5/12/17	2,175	2,176

Toronto Dominion Bank (New York Branch)	1.350%	8/11/17	1,870	1,870
Wells Fargo Bank NA	1.320%	10/27/17	3,390	3,388
				23,432
Commercial Paper (1.0%)
6,18 Commonwealth Bank of Australia	1.399%	9/1/17	1,640	1,631
6,18 Danske Corp.	1.502%	8/28/17	1,055	1,049
6,18 Danske Corp.	1.471%	10/16/17	1,160	1,151
6,18 Electricite de France	1.543%	8/9/17	450	448
6,18 Electricite de France	1.543%	8/10/17	115	114
6,18 Electricite de France	1.906%	1/5/18	860	847
6,18 Electricite de France	1.832%	1/10/18	600	592
6,18 Engie SA	1.490%	10/2/17	320	317
6,18 Engie SA	1.490%–1.543%	10/6/17	865	858
6,18 Engie SA	1.543%	10/10/17	505	501
6,18 Engie SA	1.520%	10/12/17	675	669
6,18 Engie SA	1.520%	10/13/17	290	287
6,18 Engie SA	1.520%	10/16/17	1,580	1,566
6,18 Engie SA	1.520%	10/18/17	780	773
6,18 Engie SA	1.543%	10/19/17	1,045	1,035
6,18 Engie SA	1.543%	10/20/17	1,395	1,382
6,18 Engie SA	1.544%	11/9/17	490	485
6,18 Engie SA	1.565%	11/10/17	485	480
6,18 Engie SA	1.565%	11/15/17	455	450
				14,635
Total Temporary Cash Investments (Cost $132,609)				132,616
		Expiration Date	Contracts
Options Purchased (0.0%)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $122.00
(Cost $14)		4/21/17	91	3
Total Investments (101.6%) (Cost $1,525,051)				1,525,672

Liability for Options Written (0.0%)
Written Options on Futures (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50		4/21/17	10	(2)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		5/26/17	208	(45)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		5/26/17	26	(8)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $122.50		4/21/17	10	—
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $121.50		5/26/17	91	(10)
Total Options on Futures Written (Premiums Received $115)				(65)
			Notional
			Amount
	Counterparty		($000)
Written Swaptions (0.0%)
Call Swaptions on CDX.NA.IG.28.V1 5-Year
Index, Strike: 67.5%	GSCM	5/17/17	3,220	(5)
Call Swaptions on CDX.NA.IG.28.V1 5-Year
Index, Strike: 62.5%	GSCM	5/17/17	1,610	(1)
Put Swaptions on CDX.NA.IG.28.V1 5-Year
Index, Strike: 72.5%	GSCM	5/17/17	3,220	(3)

Total Swaptions Written (Premiums Received $10)	(9)
Total Liabilities on Options Written (0.0%) (Premiums Received $124)	(74)
Other Asset and Liabilities-Net (-1.6%)	(23,325)
Net Assets (100%)	1,502,273

1 Securities with a value of $811,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $1,950,000 have been segregated as initial margin for open futures contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate value of these securities was $223,078,000, representing 14.8% of net assets.
7 Security made only partial principal and/or interest payments during the period ended March 31, 2017.
8 Face amount denominated in Australian dollars.
9 Non-income-producing security--security in default.
10 Face amount denominated in euro.
11 Face amount denominated in British pounds.
12 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
13 Guaranteed by multiple countries.
14 Face amount denominated in Japanese yen.
15 Guaranteed by the Government of Japan.
16 Face amount denominated in Mexican peso.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
18 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March 31,
2017, the aggregate value of these securities was $14,635,000, representing 1.0% of net assets.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Vanguard Short-Term Investment-Grade Portfolio

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	263,809	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	261,904	120
Corporate Bonds	—	778,365	—
Sovereign Bonds	—	85,312	—
Taxable Municipal Bonds	—	3,543	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	94,549	38,067	—
Options Purchased	3	—	—
Liability for Options Written	(65)	(9)	—
Futures Contracts—Assets[1]	190	—	—
Futures Contracts—Liabilities[1]	(264)	—	—
Forward Currency Contracts—Assets	—	361	—
Forward Currency Contracts—Liabilities	—	(391)	—
Swap Contracts—Assets	3[1]	369	—
Swap Contracts—Liabilities	(13)[1]	(395)	—
Total	94,403	1,430,935	120
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is

Vanguard Short-Term Investment-Grade Portfolio

the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2017	969	114,077	333
Ultra 10-Year U.S. Treasury Note	June 2017	(368)	(49,272)	(298)
2-Year U.S. Treasury Note	June 2017	212	45,888	28
AUD 90-Day Bank Bill	June 2017	(56)	(42,597)	(4)
10-Year U.S. Treasury Note	June 2017	(328)	(40,857)	13
AUD 3-Year Treasury Bond	June 2017	(111)	(9,477)	(49)
Euro-Bund	June 2017	(47)	(8,094)	(27)
Ultra Long U.S. Treasury Bond	June 2017	(43)	(6,907)	(53)
Euro-Bobl	June 2017	(38)	(5,343)	6
Long Gilt	June 2017	(18)	(2,877)	(29)
30-Year U.S. Treasury Bond	June 2017	(9)	(1,358)	(33)
Euro-Buxl	June 2017	(4)	(719)	(6)
AUD 10-Year Treasury Bond	June 2017	(5)	(491)	(7)
				(126)

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 90-Day Bank Bill, AUD 3-Year Treasury Bond, and AUD 10-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in

Vanguard Short-Term Investment-Grade Portfolio

accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Goldman Sachs Bank AG	4/13/17	EUR	700	USD	745	2
Goldman Sachs Bank AG	4/13/17	EUR	440	USD	479	(10)
Citibank, N.A.	4/13/17	EUR	275	USD	294	—
JPMorgan Chase Bank N.A.	4/12/17	MXN	741	USD	38	2
Citibank, N.A.	4/13/17	USD	23,028	AUD	30,396	(190)
Credit Suisse International	4/13/17	USD	13,975	EUR	13,069	25
JPMorgan Chase Bank N.A.	5/12/17	USD	6,526	JPY	690,000	319
Barclays Capital	4/13/17	USD	4,029	GBP	3,294	(100)
Goldman Sachs Bank AG	4/12/17	USD	1,429	MXN	28,155	(72)
JPMorgan Chase Bank N.A.	4/13/17	USD	1,191	AUD	1,555	3
JPMorgan Chase Bank N.A.	4/13/17	USD	898	EUR	850	(9)
Morgan Stanley Capital Services LLC	4/13/17	USD	573	AUD	750	—
Barclays Capital	4/13/17	USD	538	EUR	500	4
JPMorgan Chase Bank N.A.	4/13/17	USD	531	AUD	700	(3)
Goldman Sachs Bank AG	4/13/17	USD	466	GBP	375	(4)
Citibank, N.A.	4/13/17	USD	432	EUR	400	5
BNP Paribas	4/13/17	USD	214	AUD	280	1
Citibank, N.A.	4/13/17	USD	213	EUR	200	—
Goldman Sachs Bank AG	4/13/17	USD	212	EUR	200	(1)
Barclays Capital	4/13/17	USD	106	EUR	100	(1)
Bank of America N.A.	4/13/17	USD	96	EUR	90	—
Barclays Capital	4/13/17	USD	77	AUD	100	—
Barclays Capital	4/13/17	USD	62	AUD	81	(1)

Vanguard Short-Term Investment-Grade Portfolio

Bank of America N.A.	4/13/17	USD	54	EUR	50	—
Goldman Sachs Bank AG	4/13/17	USD	41	AUD	54	—
						(30)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled

Vanguard Short-Term Investment-Grade Portfolio

swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At March 31, 2017, the portfolio had the following open swap contracts:

Centrally Cleared Credit Default Swaps
				Periodic
				Premium	Unrealized
			Notional	Received	Appreciation
	Termination		Amount	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse	(000)	(%)	($000)
Credit Protection Purchased

CDX-NA-IG-28-V1	6/20/22	ICE	USD 1,560	(1.000)	—
iTraxx Europe Crossover Index-
S27-V1	6/20/22	ICE	EUR 1,200	(5.000)	(4)
iTraxx Europe Senior
Financials-S27-V1	6/20/22	ICE EUR 11,650		(1.000)	(26)

iTraxx Europe-S27-V1	6/20/22	ICE	EUR 4,300	(1.000)	(8)
					(38)
EUR—Euro.
ICE—Intercontinental Exchange.

Vanguard Short-Term Investment-Grade Portfolio

USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating

Berkshire Hathaway
Inc./Aa2	6/20/21	JPMC	245	(1)	1.000	4
Berkshire Hathaway
Inc./Aa2	6/20/21	GSI	160	(1)	1.000	2
Berkshire Hathaway
Inc./Aa2	12/20/21	GSI	350	(3)	1.000	4
Berkshire Hathaway
Inc./Aa2	6/20/22	BARC	835	(15)	1.000	(1)
Energy Transfer
Partners LP/Baa3	6/20/17	BOANA	370	1	1.000	2
Federation of
Malaysia/A3	6/20/22	BARC	290	3	1.000	2
Federation of
Malaysia/A3	6/20/22	GSI	220	1	1.000	-
General Electric
Capital Corp./A1	12/20/19	DBAG	710	(8)	1.000	6
Hartford Financial
Services Group
Inc./Baa2	3/20/18	GSCM	250	-	1.000	2

Kohls Corp./Baa2	6/20/21	GSI	160	4	1.000	-

Kohls Corp./Baa2	6/20/21	GSI	80	2	1.000	-

Kohls Corp./Baa2	6/20/21	GSI	80	2	1.000	-

Metlife Inc./A3	12/20/20	GSCM	350	-	1.000	6

Metlife Inc./A3	12/20/21	BARC	160	-	1.000	1
People’s Republic of
China/Aa3	6/20/22	BARC	1,298	(11)	1.000	(1)

Republic of Chile/Aa3	6/20/22	BNPSW	1,085	(14)	1.000	-

Republic of Chile/Aa3	6/20/22	BARC	325	(3)	1.000	1

Republic of Chile/Aa3	6/20/22	CITNA	240	(2)	1.000	1
Republic of
Indonesia/Baa3	6/20/22	BNPSW	475	7	1.000	-
Republic of
Philippines/Baa2	6/20/22	BARC	440	(3)	1.000	-
Russian
Federation/Ba1	6/20/17	GSCM	460	2	1.000	3
Russian
Federation/Ba1	6/20/17	GSCM	380	2	1.000	2
Russian
Federation/Ba1	6/20/17	GSCM	200	1	1.000	1

Vanguard Short-Term Investment-Grade Portfolio

Total						35
Credit Protection
Purchased
Aetna Inc.	12/20/19	CSFBI	475	8	(1.000)	(3)
Aetna Inc.	6/20/20	GSCM	470	12	(1.000)	(1)
Altria Group Inc.	12/20/21	GSI	1,740	49	(1.000)	(11)
Altria Group Inc.	12/20/21	GSI	350	10	(1.000)	(2)
Altria Group Inc.	12/20/21	GSI	230	6	(1.000)	(1)
American International
Group Inc.	6/20/20	BOANA	280	3	(1.000)	(2)
American International
Group Inc.	6/20/20	BOANA	280	3	(1.000)	(2)
American International
Group Inc.	12/20/20	GSCM	350	6	(1.000)	-
American International
Group Inc.	12/20/20	GSCM	175	(2)	(1.000)	(5)
Autozone Inc.	12/20/20	GSCM	240	6	(1.000)	-
Avnet Inc.	12/20/21	GSI	80	-	(1.000)	(1)
Banco Bilbao Vizcaya
Argentaria SA	6/20/21	BOANA	585	(4)	(1.000)	(5)
Bank of America Corp.	3/20/20	GSCM	520	5	(1.000)	(5)
Bank of China Ltd.	12/20/21	BNPSW	300	(1)	(1.000)	(3)
CMBX-NA-AAA-9	9/17/58	GSI	910	(34)	(0.500)	(15)
CMBX-NA-AAA-9	9/17/58	GSI	475	(28)	(0.500)	(17)
CMBX-NA-AAA-9	9/17/58	GSI	475	(17)	(0.500)	(6)
CMBX-NA-AAA-9	9/17/58	CSFBI	475	(17)	(0.500)	(6)
CMBX-NA-AAA-9	9/17/58	DBAG	470	(27)	(0.500)	(17)
CMBX-NA-AAA-9	9/17/58	JPM	470	(24)	(0.500)	(13)
CMBX-NA-AAA-9	9/17/58	MSCS	470	(20)	(0.500)	(10)
CMBX-NA-AAA-9	9/17/58	MSCS	470	(25)	(0.500)	(15)
CMBX-NA-AAA-9	9/17/58	JPM	460	(17)	(0.500)	(7)
CMBX-NA-AAA-9	9/17/58	DBAG	440	(17)	(0.500)	(7)
CMBX-NA-AAA-9	9/17/58	GSI	90	(4)	(0.500)	(2)
Commerzbank AG	6/20/21	BOANA	590	(6)	(1.000)	(8)
CVS Health Corp.	12/20/20	BOANA	240	6	(1.000)	-
CVS Health Corp.	12/20/20	BOANA	240	6	(1.000)	-

Vanguard Short-Term Investment-Grade Portfolio

CVS Health Corp.	12/20/20	BOANA	120	2	(1.000)	(1)
CVS Health Corp.	12/20/20	BOANA	120	3	(1.000)	-
CVS Health Corp.	12/20/21	JPMC	700	19	(1.000)	(1)
CVS Health Corp.	12/20/21	BARC	465	14	(1.000)	1
CVS Health Corp.	12/20/21	BARC	160	5	(1.000)	-
EI du Pont de Nemours
& Co.	12/20/20	JPMC	625	11	(1.000)	(5)
Engie SA	12/20/21	BNPSW	400[1]	7	(1.000)	(1)
Federal Express Corp.	12/20/18	GSCM	520	3	(1.000)	(6)
Federation of Malaysia	6/20/22	BARC	500	(5)	(1.000)	(3)
Federative Republic of
Brazil	6/20/22	DBAG	815	(51)	(1.000)	(4)
Federative Republic of
Brazil	6/20/22	BARC	645	(39)	(1.000)	(2)
Federative Republic of
Brazil	6/20/22	JPMC	500	(32)	(1.000)	(3)
Federative Republic of
Brazil	6/20/22	BOANA	500	(31)	(1.000)	(2)
Federative Republic of
Brazil	6/20/22	BOANA	442	(27)	(1.000)	(2)
Federative Republic of
Brazil	6/20/22	BNPSW	350	(23)	(1.000)	(3)
Federative Republic of
Brazil	12/20/25	BOANA	578	(144)	(1.000)	(68)
Federative Republic of
Brazil	12/20/25	GSCM	275	(64)	(1.000)	(28)
Lincoln National Corp.	6/20/21	BARC	80	(2)	(1.000)	(3)
Lincoln National Corp.	6/20/21	BARC	80	2	(1.000)	1
Lincoln National Corp.	12/20/21	BARC	160	-	(1.000)	(2)
McKesson Corp.	3/20/19	JPMC	430	6	(1.000)	(2)
McKesson Corp.	3/20/19	JPMC	430	6	(1.000)	(2)
People’s Republic of
China	6/20/22	GSI	700	4	(1.000)	(2)
PPG Industries Inc.	3/20/18	GSCM	240	1	(1.000)	(1)
Qantas Airways Ltd.	12/20/21	DBAG	160	(4)	(1.000)	(4)
Raytheon Co.	12/20/21	GSI	585	20	(1.000)	(3)
Raytheon Co.	12/20/21	GSI	580	20	(1.000)	(2)
Republic of Colombia	6/20/22	BARC	500	(11)	(1.000)	(3)
Republic of Colombia	6/20/22	GSI	416	(8)	(1.000)	(1)
Republic of Colombia	6/20/22	BARC	280	(6)	(1.000)	(2)
Republic of Indonesia	6/20/22	BARC	500	(10)	(1.000)	(4)

Vanguard Short-Term Investment-Grade Portfolio

Republic of Korea	9/20/18	JPMC	200	1	(1.000)	(2)
Republic of Korea	6/20/22	GSI	500	14	(1.000)	2
Republic of Korea	6/20/22	BNPSW	490	13	(1.000)	1
Republic of Korea	6/20/22	GSI	60	2	(1.000)	-
Republic of South
Africa	12/20/20	JPMC	550	(32)	(1.000)	(23)
Republic of South
Africa	6/20/22	BOANA	900	(41)	(1.000)	8
Republic of Turkey	3/20/19	BNPSW	485	-	(1.000)	(1)
Republic of Turkey	3/20/19	BNPSW	480	-	(1.000)	(1)
Republic of Turkey	12/20/19	GSCM	825	(12)	(1.000)	(6)
Republic of Turkey	12/20/19	GSCM	815	(11)	(1.000)	(6)
Republic of Turkey	6/20/22	BNPSW	1,000	(64)	(1.000)	(2)
Royal Bank of Scotland
plc	12/20/20	BNPSW	430	3	(1.000)	(2)
Societe General SA	12/20/21	JPMC	235	1	(1.000)	(1)
Standard Chartered
Bank	12/20/21	JPMC	395	(1)	(1.000)	(6)
United Mexican States	12/20/18	DBAG	100	-	(1.000)	(1)
United Mexican States	6/20/22	JPMC	1,000	(21)	(1.000)	(7)
UnitedHealth Group
Inc.	12/20/19	CSFBI	475	8	(1.000)	(3)
UnitedHealth Group
Inc.	6/20/20	CSFBI	470	11	(1.000)	(2)
Wells Fargo & Co.	9/20/20	BOANA	620	9	(1.000)	(6)
Total						(380)
						(345)

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.
BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CITNA—Citibank N.A.
CSFBI--Credit Suisse First Boston International.
DBAG--Deutsche Bank AG.
GSCM--Goldman Sachs Bank USA.
GSI--Goldman Sachs International.
JPM--JP Morgan Securities.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC.

Vanguard Short-Term Investment-Grade Portfolio

Centrally Cleared Interest Rate Swaps

					Fixed
					Interest	Floating
					Rate	Interest		Unrealized
		Future		Notional	Received	Rate		Appreciation
	Termination	Effective		Amount	(Paid)	Received		(Depreciation)
	Date	Date	Clearinghouse	($000)	(%)	(Paid) (%)		($000)
	6/21/18	6/21/17[1]	CME	6,522	1.000	(0.000)	2	5
	6/21/19	6/21/17[1]	CME	3,830	(1.250)	0.000	2	(9)
	6/21/20	6/21/17[1]	CME	2,700	(1.250)	0.000	2	(12)
	6/21/21	6/21/17[1]	CME	500	1.250	(0.000)	2	3
	6/21/22	6/21/17[1]	CME	570	1.250	(0.000)	2	5
	6/21/24	6/21/17[1]	CME	2,254	(1.500)	0.000	2	(26)
								(34)

	CME—Chicago Mercantile Exchange.
	Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make
1	periodic net payments beginning on a specified future effective date.
2	Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

				Notional
				Amount	Notional
				of	Amount of	Unrealized
Fixed Interest				Currency	Currency	Appreciation
Rate	Fixed Interest	Termination		Received	Delivered	(Depreciation)
Received	Rate Paid	Date	Counterparty	($000)	(000)	($000)

USD 5.453%	GBP 5.875%	4/28/17	MSCS	586	GBP 350	148

USD 5.693%	GBP 6.125%	5/14/17	BARC	381	GBP 230	93

USD 5.686%	GBP 6.125%	5/14/17	BARC	317	GBP 191	78

						319

Vanguard Short-Term Investment-Grade Portfolio

BARC—Barclays Bank plc.
GBP—British pound.
MSCS—Morgan Stanley Capital Services LLC.
USD—U.S. dollar.

At March 31, 2017, counterparties had deposited in segregated accounts securities with a value of $832,000 in connection with open swap contracts and forward currency contracts.

G. Options: The portfolio invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received.

The portfolio invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The portfolio invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

H. At March 31, 2017, the cost of investment securities for tax purposes was $1,525,098,000. Net unrealized appreciation of investment securities for tax purposes was $571,000, consisting of unrealized gains of $8,685,000 on securities that had risen in value since their purchase and $8,114,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (62.6%)
U.S. Government Securities (39.0%)
United States Treasury Note/Bond	0.625%	4/30/18	4,507	4,484
United States Treasury Note/Bond	1.000%	5/15/18	3,470	3,465
United States Treasury Note/Bond	9.125%	5/15/18	50	54
United States Treasury Note/Bond	0.875%	5/31/18	4,425	4,413
United States Treasury Note/Bond	2.375%	5/31/18	1,299	1,317
United States Treasury Note/Bond	1.125%	6/15/18	783	783
United States Treasury Note/Bond	0.625%	6/30/18	274	272
United States Treasury Note/Bond	2.375%	6/30/18	4,429	4,496
United States Treasury Note/Bond	0.875%	7/15/18	4,473	4,458
United States Treasury Note/Bond	0.750%	7/31/18	115	114
United States Treasury Note/Bond	2.250%	7/31/18	2,778	2,818
United States Treasury Note/Bond	1.000%	8/15/18	1,755	1,751
United States Treasury Note/Bond	1.500%	8/31/18	13,725	13,787
United States Treasury Note/Bond	1.000%	9/15/18	5,499	5,485
United States Treasury Note/Bond	0.750%	9/30/18	5,725	5,689
United States Treasury Note/Bond	1.375%	9/30/18	14,903	14,945
United States Treasury Note/Bond	0.875%	10/15/18	2,415	2,404
United States Treasury Note/Bond	0.750%	10/31/18	80	79
United States Treasury Note/Bond	1.250%	10/31/18	3,975	3,978
United States Treasury Note/Bond	1.750%	10/31/18	5,575	5,624
United States Treasury Note/Bond	1.250%	11/15/18	2,719	2,721
United States Treasury Note/Bond	1.000%	11/30/18	3,850	3,837
United States Treasury Note/Bond	1.250%	11/30/18	2,655	2,657
United States Treasury Note/Bond	1.375%	11/30/18	3,030	3,039
United States Treasury Note/Bond	1.250%	12/15/18	7,058	7,062
United States Treasury Note/Bond	1.250%	12/31/18	2,095	2,096
United States Treasury Note/Bond	1.375%	12/31/18	9,800	9,824
United States Treasury Note/Bond	1.500%	12/31/18	9,117	9,160
United States Treasury Note/Bond	1.125%	1/15/19	3,461	3,454
United States Treasury Note/Bond	1.125%	1/31/19	1,525	1,522
United States Treasury Note/Bond	1.250%	1/31/19	1,300	1,300
United States Treasury Note/Bond	1.500%	1/31/19	11,025	11,075
United States Treasury Note/Bond	2.750%	2/15/19	2,050	2,107
United States Treasury Note/Bond	8.875%	2/15/19	110	126
United States Treasury Note/Bond	1.125%	2/28/19	7,635	7,617
United States Treasury Note/Bond	1.375%	2/28/19	8,575	8,595
United States Treasury Note/Bond	1.500%	2/28/19	6,500	6,529
United States Treasury Note/Bond	1.000%	3/15/19	10,780	10,724
United States Treasury Note/Bond	1.250%	3/31/19	4,300	4,299
United States Treasury Note/Bond	1.500%	3/31/19	575	578
United States Treasury Note/Bond	1.625%	3/31/19	5,100	5,136
United States Treasury Note/Bond	0.875%	4/15/19	8,975	8,902
United States Treasury Note/Bond	1.250%	4/30/19	66	66
United States Treasury Note/Bond	1.625%	4/30/19	12,543	12,629
United States Treasury Note/Bond	0.875%	5/15/19	16,139	15,998
United States Treasury Note/Bond	3.125%	5/15/19	5,200	5,397
United States Treasury Note/Bond	1.125%	5/31/19	5,650	5,629
United States Treasury Note/Bond	1.500%	5/31/19	5,100	5,121
United States Treasury Note/Bond	0.875%	6/15/19	6,053	5,994

United States Treasury Note/Bond	1.000%	6/30/19	441	438
United States Treasury Note/Bond	1.625%	6/30/19	3,702	3,726
United States Treasury Note/Bond	0.750%	7/15/19	10,440	10,301
United States Treasury Note/Bond	1.625%	7/31/19	2,487	2,503
United States Treasury Note/Bond	0.750%	8/15/19	8,514	8,393
United States Treasury Note/Bond	3.625%	8/15/19	1,800	1,895
United States Treasury Note/Bond	8.125%	8/15/19	64	74
United States Treasury Note/Bond	1.000%	8/31/19	175	173
United States Treasury Note/Bond	1.625%	8/31/19	4,236	4,261
United States Treasury Note/Bond	0.875%	9/15/19	6,355	6,276
United States Treasury Note/Bond	1.000%	9/30/19	2,075	2,055
United States Treasury Note/Bond	1.750%	9/30/19	2,150	2,169
United States Treasury Note/Bond	1.000%	10/15/19	9,915	9,816
United States Treasury Note/Bond	1.250%	10/31/19	625	622
United States Treasury Note/Bond	1.500%	10/31/19	500	501
United States Treasury Note/Bond	1.000%	11/15/19	9,075	8,976
United States Treasury Note/Bond	3.375%	11/15/19	10,318	10,837
United States Treasury Note/Bond	1.500%	11/30/19	4,242	4,248
United States Treasury Note/Bond	1.375%	12/15/19	7,160	7,145
United States Treasury Note/Bond	1.125%	12/31/19	500	496
United States Treasury Note/Bond	1.625%	12/31/19	3,275	3,289
United States Treasury Note/Bond	1.250%	1/31/20	424	421
United States Treasury Note/Bond	1.375%	1/31/20	664	662
United States Treasury Note/Bond	1.375%	2/15/20	9,610	9,580
United States Treasury Note/Bond	3.625%	2/15/20	11,175	11,849
United States Treasury Note/Bond	8.500%	2/15/20	887	1,062
United States Treasury Note/Bond	1.250%	2/29/20	2,143	2,128
United States Treasury Note/Bond	1.375%	2/29/20	2,094	2,086
United States Treasury Note/Bond	1.625%	3/15/20	14,960	15,011
United States Treasury Note/Bond	1.125%	3/31/20	5,900	5,832
United States Treasury Note/Bond	1.375%	3/31/20	7,070	7,038
United States Treasury Note/Bond	1.125%	4/30/20	7,175	7,083
United States Treasury Note/Bond	1.375%	4/30/20	12,273	12,208
United States Treasury Note/Bond	3.500%	5/15/20	3,515	3,722
United States Treasury Note/Bond	1.375%	5/31/20	900	894
United States Treasury Note/Bond	1.500%	5/31/20	4,508	4,496
United States Treasury Note/Bond	1.625%	6/30/20	1,110	1,111
United States Treasury Note/Bond	1.875%	6/30/20	9,825	9,914
United States Treasury Note/Bond	1.625%	7/31/20	5,119	5,119
United States Treasury Note/Bond	2.000%	7/31/20	2,419	2,449
United States Treasury Note/Bond	2.625%	8/15/20	2,258	2,330
United States Treasury Note/Bond	8.750%	8/15/20	8,425	10,384
United States Treasury Note/Bond	1.375%	8/31/20	1,825	1,808
United States Treasury Note/Bond	2.125%	8/31/20	967	982
United States Treasury Note/Bond	2.000%	9/30/20	597	604
United States Treasury Note/Bond	1.375%	10/31/20	2,685	2,655
United States Treasury Note/Bond	1.750%	10/31/20	8,461	8,480
United States Treasury Note/Bond	2.625%	11/15/20	4,305	4,444
United States Treasury Note/Bond	1.625%	11/30/20	5,586	5,569
United States Treasury Note/Bond	2.000%	11/30/20	8,575	8,662
United States Treasury Note/Bond	1.750%	12/31/20	5,856	5,859
United States Treasury Note/Bond	2.375%	12/31/20	8,150	8,341
United States Treasury Note/Bond	1.375%	1/31/21	1,933	1,906
United States Treasury Note/Bond	2.125%	1/31/21	4,171	4,228
United States Treasury Note/Bond	3.625%	2/15/21	6,833	7,316
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,449
United States Treasury Note/Bond	1.125%	2/28/21	580	566

United States Treasury Note/Bond	2.000%	2/28/21	4,050	4,086
United States Treasury Note/Bond	1.250%	3/31/21	12,340	12,086
United States Treasury Note/Bond	2.250%	3/31/21	9,450	9,615
United States Treasury Note/Bond	1.375%	4/30/21	650	639
United States Treasury Note/Bond	2.250%	4/30/21	5,375	5,469
United States Treasury Note/Bond	3.125%	5/15/21	5,975	6,285
United States Treasury Note/Bond	1.375%	5/31/21	4,340	4,263
United States Treasury Note/Bond	2.000%	5/31/21	9,483	9,554
United States Treasury Note/Bond	1.125%	6/30/21	6,671	6,478
United States Treasury Note/Bond	1.125%	7/31/21	9,520	9,233
United States Treasury Note/Bond	2.250%	7/31/21	6,425	6,530
United States Treasury Note/Bond	2.125%	8/15/21	3,845	3,890
United States Treasury Note/Bond	1.125%	8/31/21	1,578	1,529
United States Treasury Note/Bond	2.000%	8/31/21	7,250	7,288
United States Treasury Note/Bond	1.125%	9/30/21	1,417	1,371
United States Treasury Note/Bond	2.125%	9/30/21	1,900	1,920
United States Treasury Note/Bond	1.250%	10/31/21	4,654	4,523
United States Treasury Note/Bond	2.000%	10/31/21	4,670	4,690
United States Treasury Note/Bond	2.000%	11/15/21	1,065	1,070
United States Treasury Note/Bond	8.000%	11/15/21	2,570	3,262
United States Treasury Note/Bond	1.750%	11/30/21	4,860	4,828
United States Treasury Note/Bond	1.875%	11/30/21	5,058	5,052
United States Treasury Note/Bond	2.000%	12/31/21	2,895	2,906
United States Treasury Note/Bond	2.125%	12/31/21	5,953	6,009
United States Treasury Note/Bond	1.500%	1/31/22	1,850	1,814
United States Treasury Note/Bond	1.875%	1/31/22	8,835	8,816
United States Treasury Note/Bond	2.000%	2/15/22	235	236
United States Treasury Note/Bond	1.750%	2/28/22	7,479	7,412
United States Treasury Note/Bond	1.875%	2/28/22	5,015	5,004
United States Treasury Note/Bond	1.750%	3/31/22	10,649	10,546
United States Treasury Note/Bond	1.875%	3/31/22	12,610	12,576
United States Treasury Note/Bond	1.750%	4/30/22	6,175	6,111
United States Treasury Note/Bond	1.875%	5/31/22	5,650	5,624
United States Treasury Note/Bond	2.125%	6/30/22	1,040	1,047
United States Treasury Note/Bond	2.000%	7/31/22	6,975	6,972
United States Treasury Note/Bond	1.625%	8/15/22	205	201
United States Treasury Note/Bond	7.250%	8/15/22	100	127
United States Treasury Note/Bond	1.875%	8/31/22	4,459	4,424
United States Treasury Note/Bond	1.750%	9/30/22	10,287	10,130
United States Treasury Note/Bond	1.875%	10/31/22	6,520	6,457
United States Treasury Note/Bond	1.625%	11/15/22	4,125	4,029
United States Treasury Note/Bond	7.625%	11/15/22	40	52
United States Treasury Note/Bond	2.000%	11/30/22	9,450	9,413
United States Treasury Note/Bond	2.125%	12/31/22	8,629	8,648
United States Treasury Note/Bond	1.750%	1/31/23	5,625	5,520
United States Treasury Note/Bond	2.000%	2/15/23	123	122
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,162
United States Treasury Note/Bond	1.500%	2/28/23	2,070	2,001
United States Treasury Note/Bond	1.500%	3/31/23	9,130	8,813
United States Treasury Note/Bond	1.625%	4/30/23	5,215	5,066
United States Treasury Note/Bond	1.750%	5/15/23	8,100	7,922
United States Treasury Note/Bond	1.625%	5/31/23	7,175	6,963
United States Treasury Note/Bond	1.375%	6/30/23	5,050	4,823
United States Treasury Note/Bond	1.250%	7/31/23	5,300	5,015
United States Treasury Note/Bond	2.500%	8/15/23	4,760	4,855
United States Treasury Note/Bond	6.250%	8/15/23	6,565	8,179
United States Treasury Note/Bond	1.375%	8/31/23	7,935	7,558

United States Treasury Note/Bond	1.375%	9/30/23	1,615	1,537
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,623
United States Treasury Note/Bond	2.750%	11/15/23	7,111	7,362
United States Treasury Note/Bond	2.125%	11/30/23	6,400	6,376
United States Treasury Note/Bond	2.250%	12/31/23	3,975	3,988
United States Treasury Note/Bond	2.250%	1/31/24	6,325	6,343
United States Treasury Note/Bond	2.750%	2/15/24	8,910	9,219
United States Treasury Note/Bond	2.125%	2/29/24	7,415	7,373
United States Treasury Note/Bond	2.125%	3/31/24	5,825	5,789
United States Treasury Note/Bond	2.500%	5/15/24	9,960	10,134
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,654
United States Treasury Note/Bond	2.250%	11/15/24	10,181	10,154
United States Treasury Note/Bond	7.500%	11/15/24	25	34
United States Treasury Note/Bond	2.000%	2/15/25	3,325	3,250
United States Treasury Note/Bond	2.125%	5/15/25	9,810	9,660
United States Treasury Note/Bond	2.000%	8/15/25	10,781	10,498
United States Treasury Note/Bond	6.875%	8/15/25	1,957	2,638
United States Treasury Note/Bond	2.250%	11/15/25	8,496	8,422
United States Treasury Note/Bond	1.625%	2/15/26	10,542	9,911
United States Treasury Note/Bond	6.000%	2/15/26	4,160	5,376
United States Treasury Note/Bond	1.625%	5/15/26	9,289	8,713
United States Treasury Note/Bond	1.500%	8/15/26	4,949	4,579
United States Treasury Note/Bond	6.750%	8/15/26	630	862
United States Treasury Note/Bond	2.000%	11/15/26	10,355	10,002
United States Treasury Note/Bond	6.500%	11/15/26	765	1,035
United States Treasury Note/Bond	2.250%	2/15/27	14,347	14,163
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,461
United States Treasury Note/Bond	6.375%	8/15/27	185	252
United States Treasury Note/Bond	6.125%	11/15/27	346	465
United States Treasury Note/Bond	5.500%	8/15/28	955	1,240
United States Treasury Note/Bond	5.250%	11/15/28	1,435	1,833
United States Treasury Note/Bond	6.125%	8/15/29	830	1,149
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,913
United States Treasury Note/Bond	5.375%	2/15/31	1,170	1,562
United States Treasury Note/Bond	4.500%	2/15/36	2,900	3,677
United States Treasury Note/Bond	4.750%	2/15/37	400	522
United States Treasury Note/Bond	4.375%	2/15/38	2,400	2,995
United States Treasury Note/Bond	3.500%	2/15/39	2,395	2,635
United States Treasury Note/Bond	4.250%	5/15/39	3,782	4,618
United States Treasury Note/Bond	4.500%	8/15/39	2,306	2,911
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,496
United States Treasury Note/Bond	4.625%	2/15/40	5,050	6,486
United States Treasury Note/Bond	4.375%	5/15/40	3,735	4,637
United States Treasury Note/Bond	3.875%	8/15/40	3,680	4,253
United States Treasury Note/Bond	4.250%	11/15/40	1,480	1,806
United States Treasury Note/Bond	4.750%	2/15/41	3,956	5,179
United States Treasury Note/Bond	4.375%	5/15/41	1,340	1,668
United States Treasury Note/Bond	3.750%	8/15/41	3,030	3,436
United States Treasury Note/Bond	3.125%	11/15/41	1,916	1,961
United States Treasury Note/Bond	3.125%	2/15/42	1,081	1,106
United States Treasury Note/Bond	3.000%	5/15/42	3,875	3,874
United States Treasury Note/Bond	2.750%	8/15/42	4,510	4,299
United States Treasury Note/Bond	2.750%	11/15/42	13,296	12,660
United States Treasury Note/Bond	3.125%	2/15/43	5,200	5,302
United States Treasury Note/Bond	2.875%	5/15/43	5,350	5,208
United States Treasury Note/Bond	3.625%	8/15/43	6,980	7,770
United States Treasury Note/Bond	3.750%	11/15/43	4,617	5,253

United States Treasury Note/Bond	3.625%	2/15/44	3,224	3,591
United States Treasury Note/Bond	3.375%	5/15/44	6,129	6,538
1 United States Treasury Note/Bond	3.125%	8/15/44	8,006	8,160
United States Treasury Note/Bond	3.000%	11/15/44	10,540	10,491
United States Treasury Note/Bond	2.500%	2/15/45	6,460	5,803
United States Treasury Note/Bond	3.000%	5/15/45	4,767	4,738
United States Treasury Note/Bond	2.875%	8/15/45	9,208	8,927
United States Treasury Note/Bond	3.000%	11/15/45	3,799	3,774
United States Treasury Note/Bond	2.500%	2/15/46	8,128	7,282
United States Treasury Note/Bond	2.500%	5/15/46	6,381	5,711
United States Treasury Note/Bond	2.250%	8/15/46	4,236	3,583
United States Treasury Note/Bond	2.875%	11/15/46	10,882	10,554
United States Treasury Note/Bond	3.000%	2/15/47	3,600	3,585
				1,172,326
Agency Bonds and Notes (2.1%)
2 AID-Iraq	2.149%	1/18/22	100	100
2 AID-Israel	5.500%	12/4/23	50	59
2 AID-Israel	5.500%	4/26/24	475	565
2 AID-Jordan	1.945%	6/23/19	200	202
2 AID-Jordan	2.503%	10/30/20	225	231
2 AID-Jordan	2.578%	6/30/22	200	204
2 AID-Ukraine	1.844%	5/16/19	200	202
2 AID-Ukraine	1.847%	5/29/20	200	203
2 AID-Ukraine	1.471%	9/29/21	175	171
3 Federal Farm Credit Banks	0.750%	4/18/18	250	249
3 Federal Farm Credit Banks	1.100%	6/1/18	100	100
3 Federal Farm Credit Banks	5.150%	11/15/19	500	546
3 Federal Farm Credit Banks	3.500%	12/20/23	75	80
3 Federal Home Loan Banks	1.125%	4/25/18	550	550
3 Federal Home Loan Banks	0.875%	6/29/18	1,175	1,171
3 Federal Home Loan Banks	0.625%	8/7/18	550	546
3 Federal Home Loan Banks	5.375%	8/15/18	150	158
3 Federal Home Loan Banks	0.875%	10/1/18	1,000	994
3 Federal Home Loan Banks	1.250%	1/16/19	500	499
3 Federal Home Loan Banks	1.375%	3/18/19	500	500
3 Federal Home Loan Banks	1.125%	6/21/19	1,200	1,192
3 Federal Home Loan Banks	0.875%	8/5/19	550	543
3 Federal Home Loan Banks	1.000%	9/26/19	600	593
3 Federal Home Loan Banks	1.375%	11/15/19	400	399
3 Federal Home Loan Banks	1.875%	3/13/20	75	76
3 Federal Home Loan Banks	4.125%	3/13/20	300	322
3 Federal Home Loan Banks	5.250%	12/11/20	425	478
3 Federal Home Loan Banks	1.375%	2/18/21	450	443
3 Federal Home Loan Banks	5.625%	6/11/21	35	40
3 Federal Home Loan Banks	1.125%	7/14/21	525	508
3 Federal Home Loan Banks	1.875%	11/29/21	500	498
3 Federal Home Loan Banks	2.125%	3/10/23	970	966
3 Federal Home Loan Banks	5.500%	7/15/36	1,400	1,841
4 Federal Home Loan Mortgage Corp.	0.750%	4/9/18	500	498
4 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	574
4 Federal Home Loan Mortgage Corp.	0.875%	10/12/18	1,000	994
4 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	625	654
4 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	600	597
4 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	1,150	1,158
4 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	871	860
4 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	479	477
4 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	1,150	1,143

4 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	500	499
4 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,300	1,290
4 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	966
4 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	814
4 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	177
4 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,174
4 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	696
4 Federal National Mortgage Assn.	0.875%	5/21/18	510	508
4 Federal National Mortgage Assn.	1.125%	7/20/18	1,500	1,499
4 Federal National Mortgage Assn.	1.875%	9/18/18	1,483	1,496
4 Federal National Mortgage Assn.	1.125%	10/19/18	700	698
4 Federal National Mortgage Assn.	1.625%	11/27/18	1,330	1,337
4 Federal National Mortgage Assn.	1.125%	12/14/18	1,315	1,311
4 Federal National Mortgage Assn.	1.375%	1/28/19	600	600
4 Federal National Mortgage Assn.	1.875%	2/19/19	500	505
4 Federal National Mortgage Assn.	1.000%	2/26/19	550	546
4 Federal National Mortgage Assn.	1.750%	6/20/19	1,000	1,007
4 Federal National Mortgage Assn.	0.875%	8/2/19	1,000	986
4 Federal National Mortgage Assn.	1.000%	8/28/19	1,700	1,681
4 Federal National Mortgage Assn.	1.750%	9/12/19	2,000	2,013
4 Federal National Mortgage Assn.	0.000%	10/9/19	570	545
4 Federal National Mortgage Assn.	1.000%	10/24/19	500	494
4 Federal National Mortgage Assn.	1.750%	11/26/19	1,000	1,006
4 Federal National Mortgage Assn.	1.625%	1/21/20	1,000	1,002
4 Federal National Mortgage Assn.	1.500%	2/28/20	632	630
4 Federal National Mortgage Assn.	1.500%	6/22/20	1,000	995
4 Federal National Mortgage Assn.	1.500%	11/30/20	1,000	991
4 Federal National Mortgage Assn.	1.875%	12/28/20	1,000	1,004
4 Federal National Mortgage Assn.	1.375%	2/26/21	550	541
4 Federal National Mortgage Assn.	1.250%	8/17/21	525	510
4 Federal National Mortgage Assn.	1.375%	10/7/21	1,200	1,170
4 Federal National Mortgage Assn.	2.000%	1/5/22	500	500
4 Federal National Mortgage Assn.	2.625%	9/6/24	500	508
4 Federal National Mortgage Assn.	2.125%	4/24/26	575	548
4 Federal National Mortgage Assn.	1.875%	9/24/26	500	465
4 Federal National Mortgage Assn.	6.250%	5/15/29	175	234
4 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,334
4 Federal National Mortgage Assn.	7.250%	5/15/30	300	439
4 Federal National Mortgage Assn.	6.625%	11/15/30	300	421
4 Federal National Mortgage Assn.	5.625%	7/15/37	275	369
3 Financing Corp.	9.650%	11/2/18	225	254
Private Export Funding Corp.	1.875%	7/15/18	100	101
Private Export Funding Corp.	4.375%	3/15/19	200	211
Private Export Funding Corp.	1.450%	8/15/19	125	125
Private Export Funding Corp.	2.250%	3/15/20	150	152
Private Export Funding Corp.	2.300%	9/15/20	50	51
Private Export Funding Corp.	4.300%	12/15/21	100	109
Private Export Funding Corp.	2.800%	5/15/22	125	129
Private Export Funding Corp.	2.050%	11/15/22	1,075	1,061
Private Export Funding Corp.	3.550%	1/15/24	100	106
Private Export Funding Corp.	2.450%	7/15/24	100	99
Private Export Funding Corp.	3.250%	6/15/25	50	52
3 Tennessee Valley Authority	4.500%	4/1/18	175	181
3 Tennessee Valley Authority	1.750%	10/15/18	150	151
3 Tennessee Valley Authority	3.875%	2/15/21	250	269
3 Tennessee Valley Authority	1.875%	8/15/22	175	172
3 Tennessee Valley Authority	2.875%	9/15/24	191	196

3	Tennessee Valley Authority	6.750%	11/1/25	134	175
3	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,425
3	Tennessee Valley Authority	4.650%	6/15/35	175	203
3	Tennessee Valley Authority	5.880%	4/1/36	250	329
3	Tennessee Valley Authority	5.500%	6/15/38	100	128
3	Tennessee Valley Authority	5.250%	9/15/39	412	520
3	Tennessee Valley Authority	4.875%	1/15/48	100	117
3	Tennessee Valley Authority	5.375%	4/1/56	50	64
3	Tennessee Valley Authority	4.625%	9/15/60	180	204
3	Tennessee Valley Authority	4.250%	9/15/65	200	211
					63,488
Conventional Mortgage-Backed Securities (21.3%)
4,5	Fannie Mae Pool	2.000%	8/1/28–8/1/31	1,410	1,378
4,5,6Fannie Mae Pool		2.500%	1/1/27–10/1/46	23,029	23,101
4,5,6Fannie Mae Pool		3.000%	11/1/25–4/1/47	73,780	73,994
4,5,6Fannie Mae Pool		3.500%	10/1/20–4/1/47	69,799	71,758
4,5,6Fannie Mae Pool		4.000%	8/1/18–4/1/47	42,689	45,000
4,5	Fannie Mae Pool	4.500%	2/1/18–4/1/47	19,795	21,314
4,5	Fannie Mae Pool	5.000%	9/1/17–1/1/44	10,260	11,213
4,5	Fannie Mae Pool	5.500%	9/1/17–4/1/40	8,774	9,741
4,5	Fannie Mae Pool	6.000%	6/1/17–5/1/41	5,525	6,246
4,5	Fannie Mae Pool	6.500%	11/1/18–10/1/39	1,650	1,840
4,5	Fannie Mae Pool	7.000%	6/1/23–11/1/37	496	567
4,5	Fannie Mae Pool	7.500%	11/1/22–2/1/32	50	54
4,5	Fannie Mae Pool	8.000%	6/1/22–11/1/30	39	41
4,5	Fannie Mae Pool	8.500%	7/1/22–4/1/31	10	12
4,5	Fannie Mae Pool	9.000%	7/1/22–12/1/24	2	2
4,5	Fannie Mae Pool	9.500%	12/1/18–2/1/25	2	2
4,5	Freddie Mac Gold Pool	2.000%	8/1/28–1/1/29	642	628
4,5,6Freddie Mac Gold Pool		2.500%	4/1/27–10/1/46	16,817	16,833
4,5,6Freddie Mac Gold Pool		3.000%	10/1/26–4/1/47	51,135	51,206
4,5,6Freddie Mac Gold Pool		3.500%	9/1/25–4/1/47	45,505	46,791
4,5,6Freddie Mac Gold Pool		4.000%	7/1/18–4/1/47	26,641	28,041
4,5	Freddie Mac Gold Pool	4.500%	1/1/18–5/1/46	10,989	11,765
4,5	Freddie Mac Gold Pool	5.000%	10/1/17–10/1/41	5,921	6,429
4,5	Freddie Mac Gold Pool	5.500%	4/1/17–6/1/41	4,828	5,371
4,5	Freddie Mac Gold Pool	6.000%	5/1/17–3/1/39	3,391	3,819
4,5	Freddie Mac Gold Pool	6.500%	6/1/17–4/1/39	1,053	1,175
4,5	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	336	392
4,5	Freddie Mac Gold Pool	7.500%	11/1/19–4/1/28	27	32
4,5	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	26	31
4,5	Freddie Mac Gold Pool	8.500%	4/1/23–11/1/30	18	21
4,5	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	5	6
5	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	3,513	3,562
5,6	Ginnie Mae I Pool	3.500%	11/15/25–4/1/47	4,097	4,260
5,6	Ginnie Mae I Pool	4.000%	10/15/24–4/1/47	5,435	5,750
5	Ginnie Mae I Pool	4.500%	8/15/18–3/15/41	5,971	6,416
5	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	3,877	4,260
5	Ginnie Mae I Pool	5.500%	6/15/18–12/15/40	2,267	2,541
5	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	1,651	1,878
5	Ginnie Mae I Pool	6.500%	11/15/23–2/15/39	428	482
5	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	114	127
5	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	48	52
5	Ginnie Mae I Pool	8.000%	2/15/22–10/15/30	32	36
5	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	5	5
5	Ginnie Mae I Pool	9.000%	12/15/19–10/15/26	2	2
5	Ginnie Mae I Pool	9.500%	12/15/21	1	1

5	Ginnie Mae II Pool	2.500%	6/20/27–11/20/46	1,307	1,302
5,6	Ginnie Mae II Pool	3.000%	2/20/27–4/1/47	52,003	52,592
5,6	Ginnie Mae II Pool	3.500%	9/20/25–4/1/47	62,473	64,929
5,6	Ginnie Mae II Pool	4.000%	9/20/25–4/1/47	28,224	29,878
5	Ginnie Mae II Pool	4.500%	2/20/39–1/20/46	11,980	12,947
5	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	4,914	5,330
5	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	1,760	1,935
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	907	1,020
5	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	317	363
5	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	35	42
					638,513
Nonconventional Mortgage-Backed Securities (0.2%)
4,5	Fannie Mae Pool	2.110%	3/1/43	189	189
4,5	Fannie Mae Pool	2.185%	10/1/42	82	83
4,5	Fannie Mae Pool	2.187%	6/1/43	145	146
4,5	Fannie Mae Pool	2.217%	9/1/42	112	116
4,5,7Fannie Mae Pool		2.233%	4/1/37	26	27
4,5	Fannie Mae Pool	2.262%	7/1/43	198	197
4,5	Fannie Mae Pool	2.430%	5/1/43	308	309
4,5	Fannie Mae Pool	2.441%	10/1/42	105	106
4,5	Fannie Mae Pool	2.452%	9/1/43	20	21
4,5,7Fannie Mae Pool		2.551%	9/1/37	62	66
4,5,7Fannie Mae Pool		2.655%	6/1/37	28	30
4,5,7Fannie Mae Pool		2.678%	5/1/42	143	149
4,5	Fannie Mae Pool	2.713%	1/1/42	73	75
4,5,7Fannie Mae Pool		2.738%	7/1/38	8	9
4,5,7Fannie Mae Pool		2.750%	12/1/41	58	60
4,5	Fannie Mae Pool	2.753%	3/1/42	110	114
4,5,7Fannie Mae Pool		2.854%	8/1/35	105	112
4,5,7Fannie Mae Pool		2.893%	12/1/35	53	56
4,5,7Fannie Mae Pool		2.905%	5/1/40	25	26
4,5	Fannie Mae Pool	2.909%	12/1/40	34	36
4,5,7Fannie Mae Pool		2.910%	9/1/40	44	47
4,5,7Fannie Mae Pool		2.915%	6/1/36	1	1
4,5,7Fannie Mae Pool		2.931%	9/1/43	138	145
4,5,7Fannie Mae Pool		2.945%	7/1/39	11	11
4,5,7Fannie Mae Pool		2.950%	7/1/37	11	12
4,5,7Fannie Mae Pool		2.955%	3/1/41	45	48
4,5,7Fannie Mae Pool		2.964%	8/1/40	46	48
4,5,7Fannie Mae Pool		3.005%	5/1/41	39	41
4,5,7Fannie Mae Pool		3.006%	9/1/34–7/1/42	105	113
4,5,7Fannie Mae Pool		3.032%	12/1/33	14	15
4,5,7Fannie Mae Pool		3.041%	5/1/40	13	13
4,5,7Fannie Mae Pool		3.042%	1/1/35	66	71
4,5	Fannie Mae Pool	3.063%	2/1/41	42	44
4,5,7Fannie Mae Pool		3.086%	10/1/40	56	58
4,5	Fannie Mae Pool	3.088%	2/1/41	32	34
4,5,7Fannie Mae Pool		3.090%	8/1/39	19	20
4,5,7Fannie Mae Pool		3.107%	7/1/36	11	12
4,5,7Fannie Mae Pool		3.110%	11/1/36	37	39
4,5,7Fannie Mae Pool		3.127%	10/1/39	19	20
4,5,7Fannie Mae Pool		3.152%	8/1/37	44	46
4,5,7Fannie Mae Pool		3.162%	5/1/36	3	4
4,5,7Fannie Mae Pool		3.180%	2/1/36	15	16
4,5,7Fannie Mae Pool		3.194%	11/1/39	11	12
4,5,7Fannie Mae Pool		3.250%	11/1/34	19	20
4,5,7Fannie Mae Pool		3.257%	12/1/39	54	56

4,5,7Fannie Mae Pool		3.279%	11/1/41	54	57
4,5,7Fannie Mae Pool		3.286%	10/1/40	39	41
4,5,7Fannie Mae Pool		3.295%	5/1/42	26	27
4,5,7Fannie Mae Pool		3.296%	12/1/40	52	55
4,5,7Fannie Mae Pool		3.305%	11/1/41	56	60
4,5,7Fannie Mae Pool		3.308%	12/1/41	53	56
4,5,7Fannie Mae Pool		3.310%	11/1/39	28	29
4,5,7Fannie Mae Pool		3.315%	11/1/40	16	17
4,5,7Fannie Mae Pool		3.334%	12/1/40	43	46
4,5	Fannie Mae Pool	3.344%	8/1/42	104	105
4,5,7Fannie Mae Pool		3.362%	1/1/37	38	40
4,5,7Fannie Mae Pool		3.396%	1/1/42	51	54
4,5,7Fannie Mae Pool		3.435%	11/1/33–12/1/40	55	58
4,5,7Fannie Mae Pool		3.445%	1/1/40	29	31
4,5,7Fannie Mae Pool		3.474%	2/1/41	27	27
4,5,7Fannie Mae Pool		3.491%	3/1/41	81	85
4,5	Fannie Mae Pool	3.569%	7/1/41	127	135
4,5	Fannie Mae Pool	3.619%	4/1/41	51	52
4,5	Fannie Mae Pool	3.675%	6/1/41	12	13
4,5	Fannie Mae Pool	3.771%	6/1/41	70	74
4,5,7Fannie Mae Pool		3.781%	9/1/40	90	96
4,5,7Fannie Mae Pool		3.829%	11/1/39	20	20
4,5,7Fannie Mae Pool		3.866%	8/1/39	51	52
4,5,7Fannie Mae Pool		4.482%	10/1/37	37	38
4,5	Fannie Mae Pool	5.188%	3/1/38	9	10
4,5,7Fannie Mae Pool		5.542%	4/1/37	28	29
4,5,7Fannie Mae Pool		5.562%	10/1/37	43	44
4,5	Fannie Mae Pool	5.860%	12/1/37	43	45
4,5,7Freddie Mac Non Gold Pool		2.235%	10/1/37	2	2
4,5	Freddie Mac Non Gold Pool	2.355%	5/1/42	19	19
4,5	Freddie Mac Non Gold Pool	2.582%	6/1/37	28	28
4,5	Freddie Mac Non Gold Pool	2.712%	7/1/35	24	25
4,5	Freddie Mac Non Gold Pool	2.734%	2/1/42	51	52
4,5	Freddie Mac Non Gold Pool	2.795%	1/1/41	54	57
4,5,7Freddie Mac Non Gold Pool		2.799%	11/1/34	35	37
4,5,7Freddie Mac Non Gold Pool		2.852%	5/1/36	13	14
4,5	Freddie Mac Non Gold Pool	2.875%	5/1/38	3	3
4,5	Freddie Mac Non Gold Pool	3.005%	5/1/40	18	19
4,5	Freddie Mac Non Gold Pool	3.051%	1/1/41	13	13
4,5,7Freddie Mac Non Gold Pool		3.072%	10/1/36	16	17
4,5	Freddie Mac Non Gold Pool	3.074%	5/1/40	14	15
4,5,7Freddie Mac Non Gold Pool		3.075%	10/1/37	20	21
4,5	Freddie Mac Non Gold Pool	3.109%	2/1/36	12	13
4,5,7Freddie Mac Non Gold Pool		3.130%	6/1/40–6/1/41	49	51
4,5	Freddie Mac Non Gold Pool	3.131%	6/1/40	42	44
4,5	Freddie Mac Non Gold Pool	3.157%	12/1/36	18	19
4,5,7Freddie Mac Non Gold Pool		3.221%	12/1/34	28	29
4,5,7Freddie Mac Non Gold Pool		3.222%	12/1/36	42	43
4,5	Freddie Mac Non Gold Pool	3.250%	1/1/38	10	11
4,5,7Freddie Mac Non Gold Pool		3.262%	3/1/37	5	6
4,5,7Freddie Mac Non Gold Pool		3.265%	12/1/36	9	10
4,5,7Freddie Mac Non Gold Pool		3.272%	12/1/35	28	29
4,5	Freddie Mac Non Gold Pool	3.352%	1/1/35	6	6
4,5	Freddie Mac Non Gold Pool	3.362%	2/1/37	11	11
4,5,7Freddie Mac Non Gold Pool		3.363%	11/1/40	41	42
4,5,7Freddie Mac Non Gold Pool		3.364%	12/1/40	48	50
4,5,7Freddie Mac Non Gold Pool		3.380%	11/1/40	17	18

4,5,7Freddie Mac Non Gold Pool		3.397%	2/1/42	38	40
4,5,7Freddie Mac Non Gold Pool		3.505%	12/1/40	22	22
4,5,7Freddie Mac Non Gold Pool		3.544%	3/1/41	18	19
4,5 Freddie Mac Non Gold Pool		3.574%	6/1/40	65	68
4,5,7Freddie Mac Non Gold Pool		3.653%	2/1/41	15	16
4,5,7Freddie Mac Non Gold Pool		3.660%	2/1/41	45	47
4,5 Freddie Mac Non Gold Pool		3.679%	9/1/40	58	61
4,5,7Freddie Mac Non Gold Pool		4.560%	9/1/37	18	19
4,5 Freddie Mac Non Gold Pool		5.125%	3/1/38	41	43
4,5 Freddie Mac Non Gold Pool		5.761%	5/1/37	28	29
5,7 Ginnie Mae II Pool		2.000%	1/20/41–3/20/43	229	236
5,7 Ginnie Mae II Pool		2.125%	7/20/38–6/20/43	195	201
5,7	Ginnie Mae II Pool	2.250%	10/20/38–12/20/42	293	301
5,7 Ginnie Mae II Pool		2.500%	1/20/41–1/20/42	236	242
5,7 Ginnie Mae II Pool		2.625%	5/20/41	35	36
5,7	Ginnie Mae II Pool	3.000%	11/20/40–10/20/41	107	110
					6,463
Total U.S. Government and Agency Obligations (Cost $1,877,857)					1,880,790
Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
5	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	32	33
5	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	13	13
5	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	12	12
5	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	25	25
5	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	52	52
5	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	55	55
5	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	22	22
5	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	50	50
5	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	96	96
5	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	50	50
5	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	100	100
5	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	150	150
5	American Express Credit Account Master
	Trust 2014-3	1.490%	4/15/20	175	175
5	American Express Credit Account Master
	Trust 2014-4	1.430%	6/15/20	100	100
5	American Express Credit Account Master
	Trust 2017-1	1.930%	9/15/22	250	250
5	AmeriCredit Automobile Receivables Trust
	2014-1	1.680%	7/8/19	22	22
5	AmeriCredit Automobile Receivables Trust
	2014-3	1.150%	6/10/19	15	15
5	AmeriCredit Automobile Receivables Trust
	2015-2	1.270%	1/8/20	56	56
5	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/10/21	75	75
5	BA Credit Card Trust 2017-A1	1.950%	8/15/22	250	250
5	Banc of America Commercial Mortgage Trust
	2008-1	6.231%	2/10/51	334	338
5	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	50	52
5	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	75	78
5	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	72	74

5 Banc of America Commercial Mortgage Trust
2017-BNK3	3.748%	2/15/50	28	29
Bank of Nova Scotia	2.125%	9/11/19	250	250
Bank of Nova Scotia	1.850%	4/14/20	450	446
Bank of Nova Scotia	1.875%	4/26/21	175	172
5 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	100	100
5 Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	125	124
5 BBCMS MORTGAGE TRUST 2017-C1	3.674%	2/15/50	325	334
5 BBCMS MORTGAGE TRUST 2017-C1	3.898%	2/15/50	100	103
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.768%	6/11/40	114	114
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	178	178
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.895%	6/11/50	235	239
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	488	492
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	122	121
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	391	394
5 BMW Vehicle Lease Trust 2015-1	1.240%	12/20/17	40	40
5 BMW Vehicle Lease Trust 2015-2	1.400%	9/20/18	100	100
5 BMW Vehicle Lease Trust 2015-2	1.550%	2/20/19	50	50
5 BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	25	25
5 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	75	75
5 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	14	14
5 Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	20	20
5 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	25	25
5 Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	200	200
5 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	50	50
5 Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	125	125
5 Capital Auto Receivables Asset Trust 2015-2	1.970%	1/21/20	75	75
5 Capital Auto Receivables Asset Trust 2015-3	1.720%	1/22/19	100	100
5 Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	100	100
5 Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	75	75
5 Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	75	75
5 Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	75	75
5 Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	50	50
5 Capital One Multi-Asset Execution Trust 2007-
A7	5.750%	7/15/20	225	229
5 Capital One Multi-Asset Execution Trust 2014-
A5	1.480%	7/15/20	150	150
5 Capital One Multi-Asset Execution Trust 2015-
A2	2.080%	3/15/23	250	251
5 Capital One Multi-Asset Execution Trust 2015-
A5	1.600%	5/17/21	100	100
5 Capital One Multi-Asset Execution Trust 2015-
A8	2.050%	8/15/23	150	149
5 Capital One Multi-Asset Execution Trust 2016-
A3	1.340%	4/15/22	170	169
5 Capital One Multi-Asset Execution Trust 2016-
A4	1.330%	6/15/22	200	198
5 Capital One Multi-Asset Execution Trust 2016-
A6	1.820%	9/15/22	100	100
5 CarMax Auto Owner Trust 2013-2	0.840%	11/15/18	17	17
5 CarMax Auto Owner Trust 2013-3	1.490%	1/15/19	29	29

5 CarMax Auto Owner Trust 2013-4	1.280%	5/15/19	23	23
5 CarMax Auto Owner Trust 2014-1	0.790%	10/15/18	4	4
5 CarMax Auto Owner Trust 2014-1	1.320%	7/15/19	25	25
5 CarMax Auto Owner Trust 2014-2	0.980%	1/15/19	20	20
5 CarMax Auto Owner Trust 2014-3	1.160%	6/17/19	32	32
5 CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	25	25
5 CarMax Auto Owner Trust 2014-4	1.250%	11/15/19	73	73
5 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	46	46
5 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	50	50
5 CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	100	100
5 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	50	50
5 CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	100	100
5 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	50	50
5 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	100	99
5 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	50	49
5 CD 2007-CD5 Commercial Mortgage Trust	5.886%	11/15/44	183	184
5 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	150	143
5 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	100	102
5 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	25	26
5 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	144	148
5 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	31	32
5 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	2	2
5 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	26	27
5 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	350	359
5 CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	125	130
5 CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	150	149
5 CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	100	101
5 CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	250	247
5 Chase Issuance Trust 2012-A4	1.580%	8/16/21	150	149
5 Chase Issuance Trust 2012-A7	2.160%	9/16/24	313	307
5 Chase Issuance Trust 2013-A1	1.300%	2/18/20	275	275
5 Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	229
5 Chase Issuance Trust 2014-A6	1.260%	7/15/19	300	300
5 Chase Issuance Trust 2014-A7	1.380%	11/15/19	225	225
5 Chase Issuance Trust 2015-A4	1.840%	4/15/22	150	149
5 Chase Issuance Trust 2015-A5	1.360%	4/15/20	325	325
5 Chase Issuance Trust 2016-A2	1.370%	6/15/21	225	223
5 Chase Issuance Trust 2016-A4	1.490%	7/15/22	200	197
5 Chase Issuance Trust 2016-A5	1.270%	7/15/21	225	222
5 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	250	255
5 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	245	253
5 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	103
5 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	425	425
5 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	200	204
5 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	500	504
5 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	325	326
5 Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	200	200
5 Citibank Credit Card Issuance Trust 2017-A2	1.740%	1/19/21	325	325
5 Citigroup Commercial Mortgage Trust 2007-
C6	5.779%	12/10/49	351	352
5 Citigroup Commercial Mortgage Trust 2008-
C7	6.127%	12/10/49	406	410
5 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	75	76

5	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	100	102
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	75	76
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	50	54
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.649%	9/10/46	75	82
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	2.790%	3/10/47	37	38
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.552%	3/10/47	25	26
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	25	27
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.345%	3/10/47	25	27
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	50	52
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	4.328%	5/10/47	50	52
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	100	104
5	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	175	180
5	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	225	224
5	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.571%	2/10/48	100	102
5	Citigroup Commercial Mortgage Trust 2015-
	GC29	2.674%	4/10/48	50	51
5	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.192%	4/10/48	175	175
5	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.758%	4/10/48	84	84
5	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	100	104
5	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	100	104
5	Citigroup Commercial Mortgage Trust 2016-
	C1	3.003%	5/10/49	55	55
5	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	125	125
5	Citigroup Commercial Mortgage Trust 2016-
	GC36	3.616%	2/10/49	225	231
5	Citigroup Commercial Mortgage Trust 2016-
	P4	2.902%	7/10/49	75	73
5	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.880%	5/15/46	157	158
5	COMM 2007-C9 Mortgage Trust	5.807%	12/10/49	155	155
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	60
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	68
5,8 COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	78	80
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	126
5	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	20	22
5	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	30	30
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	30	32
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	40	42

5 COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	150	162
5 COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	30	33
5 COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	10	10
5 COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	50	51
5 COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	50	52
5 COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	50	52
5 COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	53
5 COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	27
5 COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	27
5 COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	66
5 COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	50	51
5 COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	74
5 COMM 2013-CCRE9 Mortgage Trust	4.232%	7/10/45	90	97
5 COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	40	41
5 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	43
5 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	105
5 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	59
5 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	87	88
5 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	30	31
5 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	59
5 COMM 2014-CCRE15 Mortgage Trust	4.711%	2/10/47	28	30
5 COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	50	53
5 COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	79
5 COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	50	51
5 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	25	26
5 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	50	53
5 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	25	26
5 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	50	52
5 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	183
5 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	52
5 COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	50	51
5 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	86	88
5 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	175	179
5 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	50	51
5 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	150	158
5 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	100	102
5 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	53
5 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	24	24
5 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	22	23
5 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	57
5 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	16
COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	11
5 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	50	51
5 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	104
5 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	129
5 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	45
5 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	130
5 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	125	127
5 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	125	129
5 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	231
5 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	52
5 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	50	51
5 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	150	151
5 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	50	51
5 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	75	77
5 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	100	102
5 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	50	51

5	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	125	130
5	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	225	230
5	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	125	129
5	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	125	128
5	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	25	26
5	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	125
5	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	50	51
5	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	150	155
5	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	125	130
5	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.715%	6/15/39	22	22
5	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	100	102
5	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	75	78
5	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	50	51
5	CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	64	64
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	150	153
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	75	78
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	85	88
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	100	103
5	CSAIL 2015-C3 Commercial Mortgage Trust	4.110%	8/15/48	50	52
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	50	52
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	75	78
5	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	200	203
5	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	75	75
5	DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	100	97
5	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	275	280
5	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	200	200
5	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	300	300
5	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	275	275
5	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	225	225
5	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	225	226
5	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	350	350
5	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	150	151
4,5 Fannie Mae-Aces 2011-M2		3.764%	4/25/21	150	157
4,5 Fannie Mae-Aces 2011-M4		3.726%	6/25/21	335	350
4,5 Fannie Mae-Aces 2013-M12		2.399%	3/25/23	253	249
4,5 Fannie Mae-Aces 2013-M14		2.533%	4/25/23	296	291
4,5 Fannie Mae-Aces 2013-M14		3.329%	10/25/23	350	364
4,5 Fannie Mae-Aces 2013-M4		2.608%	3/25/22	24	24
4,5 Fannie Mae-Aces 2013-M7		2.280%	12/27/22	100	99
4,5 Fannie Mae-Aces 2014-M1		2.323%	11/25/18	330	333
4,5 Fannie Mae-Aces 2014-M1		3.246%	7/25/23	450	465
4,5 Fannie Mae-Aces 2014-M10		2.171%	9/25/19	200	200
4,5 Fannie Mae-Aces 2014-M12		2.614%	10/25/21	350	354
4,5 Fannie Mae-Aces 2014-M13		1.637%	11/25/17	24	24
4,5 Fannie Mae-Aces 2014-M13		2.566%	8/25/24	45	45
4,5 Fannie Mae-Aces 2014-M13		3.021%	8/25/24	125	127
4,5 Fannie Mae-Aces 2014-M2		3.513%	12/25/23	346	364
4,5 Fannie Mae-Aces 2014-M3		2.613%	1/25/24	122	124
4,5 Fannie Mae-Aces 2014-M3		3.472%	1/25/24	175	184
4,5 Fannie Mae-Aces 2014-M4		3.346%	3/25/24	175	182
4,5 Fannie Mae-Aces 2014-M6		2.679%	5/25/21	325	329
4,5 Fannie Mae-Aces 2014-M7		3.249%	6/25/24	338	349
4,5 Fannie Mae-Aces 2014-M8		2.346%	6/25/24	40	40
4,5 Fannie Mae-Aces 2014-M8		3.056%	6/25/24	175	176
4,5 Fannie Mae-Aces 2014-M9		1.462%	4/25/17	11	11
4,5 Fannie Mae-Aces 2014-M9		3.103%	7/25/24	200	204

4,5 Fannie Mae-Aces 2015-M1	1.626%	2/25/18	56	56
4,5 Fannie Mae-Aces 2015-M1	2.532%	9/25/24	300	294
4,5 Fannie Mae-Aces 2015-M10	3.092%	4/25/27	100	100
4,5 Fannie Mae-Aces 2015-M12	2.792%	5/25/25	225	224
4,5 Fannie Mae-Aces 2015-M15	2.923%	10/25/25	275	275
4,5 Fannie Mae-Aces 2015-M2	2.620%	12/25/24	215	208
4,5 Fannie Mae-Aces 2015-M3	2.723%	10/25/24	100	99
4,5 Fannie Mae-Aces 2015-M4	2.509%	7/25/22	150	150
4,5 Fannie Mae-Aces 2015-M7	1.550%	4/25/18	50	50
4,5 Fannie Mae-Aces 2015-M7	2.590%	12/25/24	200	196
4,5 Fannie Mae-Aces 2015-M8	2.344%	1/25/25	111	111
4,5 Fannie Mae-Aces 2015-M8	2.900%	1/25/25	100	100
4,5 Fannie Mae-Aces 2016-M11	2.369%	7/25/26	250	237
4,5 Fannie Mae-Aces 2016-M12	2.449%	9/25/26	250	242
4,5 Fannie Mae-Aces 2016-M2	2.152%	1/25/23	200	196
4,5 Fannie Mae-Aces 2016-M3	2.702%	2/25/26	100	98
4,5 Fannie Mae-Aces 2016-M4	2.576%	3/25/26	100	97
4,5 Fannie Mae-Aces 2016-M5	2.469%	4/25/26	200	192
4,5 Fannie Mae-Aces 2016-M7	2.157%	10/25/23	50	49
4,5 Fannie Mae-Aces 2016-M7	2.499%	9/25/26	75	71
4,5 Fannie Mae-Aces 2017-M1	2.417%	10/25/26	200	190
4,5 FHLMC Multifamily Structured Pass Through
Certificates K005	3.484%	4/25/19	73	74
4,5 FHLMC Multifamily Structured Pass Through
Certificates K006	3.398%	7/25/19	83	85
4,5 FHLMC Multifamily Structured Pass Through
Certificates K007	3.342%	12/25/19	11	11
4,5 FHLMC Multifamily Structured Pass Through
Certificates K009	2.757%	5/25/20	153	154
4,5 FHLMC Multifamily Structured Pass Through
Certificates K010	3.320%	7/25/20	167	168
4,5 FHLMC Multifamily Structured Pass Through
Certificates K011	4.084%	11/25/20	250	267
4,5 FHLMC Multifamily Structured Pass Through
Certificates K014	3.871%	4/25/21	133	142
4,5 FHLMC Multifamily Structured Pass Through
Certificates K017	2.873%	12/25/21	350	359
4,5 FHLMC Multifamily Structured Pass Through
Certificates K019	2.272%	3/25/22	150	150
4,5 FHLMC Multifamily Structured Pass Through
Certificates K020	2.373%	5/25/22	350	351
4,5 FHLMC Multifamily Structured Pass Through
Certificates K021	2.396%	6/25/22	225	226
4,5 FHLMC Multifamily Structured Pass Through
Certificates K026	2.510%	11/25/22	325	327
4,5 FHLMC Multifamily Structured Pass Through
Certificates K027	2.637%	1/25/23	325	329
4,5 FHLMC Multifamily Structured Pass Through
Certificates K028	3.111%	2/25/23	475	492
4,5 FHLMC Multifamily Structured Pass Through
Certificates K029	3.320%	2/25/23	325	340
4,5 FHLMC Multifamily Structured Pass Through
Certificates K030	2.779%	9/25/22	249	255
4,5 FHLMC Multifamily Structured Pass Through
Certificates K030	3.250%	4/25/23	325	339
4,5 FHLMC Multifamily Structured Pass Through
Certificates K031	3.300%	4/25/23	340	355

4,5 FHLMC Multifamily Structured Pass Through
Certificates K032	3.016%	2/25/23	260	265
4,5 FHLMC Multifamily Structured Pass Through
Certificates K032	3.310%	5/25/23	340	355
4,5 FHLMC Multifamily Structured Pass Through
Certificates K033	2.871%	2/25/23	270	277
4,5 FHLMC Multifamily Structured Pass Through
Certificates K033	3.060%	7/25/23	325	335
4,5 FHLMC Multifamily Structured Pass Through
Certificates K034	3.531%	7/25/23	288	304
4,5 FHLMC Multifamily Structured Pass Through
Certificates K035	3.458%	8/25/23	400	421
4,5 FHLMC Multifamily Structured Pass Through
Certificates K036	3.527%	10/25/23	325	344
4,5 FHLMC Multifamily Structured Pass Through
Certificates K038	2.604%	10/25/23	103	105
4,5 FHLMC Multifamily Structured Pass Through
Certificates K038	3.389%	3/25/24	400	419
4,5 FHLMC Multifamily Structured Pass Through
Certificates K039	2.683%	12/25/23	63	63
4,5 FHLMC Multifamily Structured Pass Through
Certificates K039	3.303%	7/25/24	225	235
4,5 FHLMC Multifamily Structured Pass Through
Certificates K040	2.768%	4/25/24	91	92
4,5 FHLMC Multifamily Structured Pass Through
Certificates K040	3.241%	9/25/24	275	285
4,5 FHLMC Multifamily Structured Pass Through
Certificates K041	3.171%	10/25/24	275	284
4,5 FHLMC Multifamily Structured Pass Through
Certificates K042	2.267%	6/25/24	46	45
4,5 FHLMC Multifamily Structured Pass Through
Certificates K043	2.532%	10/25/23	47	47
4,5 FHLMC Multifamily Structured Pass Through
Certificates K043	3.062%	12/25/24	150	153
4,5 FHLMC Multifamily Structured Pass Through
Certificates K045	2.493%	11/25/24	118	118
4,5 FHLMC Multifamily Structured Pass Through
Certificates K045	3.023%	1/25/25	175	178
4,5 FHLMC Multifamily Structured Pass Through
Certificates K046	3.205%	3/25/25	175	180
4,5 FHLMC Multifamily Structured Pass Through
Certificates K047	2.827%	12/25/24	96	97
4,5 FHLMC Multifamily Structured Pass Through
Certificates K047	3.329%	5/25/25	175	181
4,5 FHLMC Multifamily Structured Pass Through
Certificates K048	3.284%	6/25/25	225	233
4,5 FHLMC Multifamily Structured Pass Through
Certificates K049	3.010%	7/25/25	125	127
4,5 FHLMC Multifamily Structured Pass Through
Certificates K050	3.334%	8/25/25	200	208
4,5 FHLMC Multifamily Structured Pass Through
Certificates K052	3.151%	11/25/25	125	128
4,5 FHLMC Multifamily Structured Pass Through
Certificates K053	2.995%	12/25/25	75	76
4,5 FHLMC Multifamily Structured Pass Through
Certificates K054	2.745%	1/25/26	200	198

4,5 FHLMC Multifamily Structured Pass Through
Certificates K056	2.525%	5/25/26	150	145
4,5 FHLMC Multifamily Structured Pass Through
Certificates K058	2.653%	8/25/26	100	98
4,5 FHLMC Multifamily Structured Pass Through
Certificates K063	3.430%	1/25/27	475	493
4,5 FHLMC Multifamily Structured Pass Through
Certificates K152	3.080%	1/25/31	100	99
4,5 FHLMC Multifamily Structured Pass Through
Certificates K503	1.384%	1/25/19	129	128
4,5 FHLMC Multifamily Structured Pass Through
Certificates K503	2.456%	8/25/19	325	329
4,5 FHLMC Multifamily Structured Pass Through
Certificates K504	2.566%	9/25/20	100	102
4,5 FHLMC Multifamily Structured Pass Through
Certificates K702	3.154%	2/25/18	528	534
4,5 FHLMC Multifamily Structured Pass Through
Certificates K704	2.412%	8/25/18	74	74
4,5 FHLMC Multifamily Structured Pass Through
Certificates K706	2.323%	10/25/18	99	100
4,5 FHLMC Multifamily Structured Pass Through
Certificates K707	2.220%	12/25/18	150	151
4,5 FHLMC Multifamily Structured Pass Through
Certificates K710	1.883%	5/25/19	25	25
4,5 FHLMC Multifamily Structured Pass Through
Certificates K711	1.321%	12/25/18	124	123
4,5 FHLMC Multifamily Structured Pass Through
Certificates K711	1.730%	7/25/19	425	424
4,5 FHLMC Multifamily Structured Pass Through
Certificates K712	1.869%	11/25/19	200	200
4,5 FHLMC Multifamily Structured Pass Through
Certificates K713	2.313%	3/25/20	525	531
4,5 FHLMC Multifamily Structured Pass Through
Certificates K714	3.034%	10/25/20	400	413
4,5 FHLMC Multifamily Structured Pass Through
Certificates K716	3.130%	6/25/21	370	384
4,5 FHLMC Multifamily Structured Pass Through
Certificates K716	2.413%	8/25/47	54	55
4,5 FHLMC Multifamily Structured Pass Through
Certificates K717	2.991%	9/25/21	225	232
4,5 FHLMC Multifamily Structured Pass Through
Certificates K718	2.375%	9/25/21	205	206
4,5 FHLMC Multifamily Structured Pass Through
Certificates K718	2.791%	1/25/22	225	230
4,5 FHLMC Multifamily Structured Pass Through
Certificates KW01	2.853%	1/25/26	200	200
4,5 FHLMC Multifamily Structures Pass Through
Certificates K715	2.856%	1/25/21	125	128
4,5 FHLMC Multifamily Structures Pass Through
Certificates K720	2.716%	6/25/22	150	153
4,5 FHLMC Multifamily Structures Pass Through
Certificates K723	2.454%	8/25/23	125	124
4,5 FHLMC Multifamily Structures Pass Through
Certificates K724	3.062%	11/25/23	100	103
5	Fifth Third Auto Trust 2014-1	1.140%	10/15/20	38	38
5	Fifth Third Auto Trust 2014-2	0.890%	11/15/18	8	8
5	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	100	100

5 Ford Credit Auto Lease Trust 2015-A	1.130%	6/15/18	49	49
5 Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	50	50
5 Ford Credit Auto Lease Trust 2015-B	1.380%	12/15/18	75	75
5 Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	75	75
5 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	1	1
5 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	7	7
5 Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	18	18
5 Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	35	35
5 Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	25	25
5 Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	60	60
5 Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	50	50
5 Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	50	50
5 Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	50	50
5 Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	100	100
5 Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	75	75
5 Ford Credit Floorplan Master Owner Trust A
Series 2014-4	1.400%	8/15/19	225	225
5 Ford Credit Floorplan Master Owner Trust A
Series 2016-1	1.760%	2/15/21	225	225
5 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	2	2
5 GM Financial Automobile Leasing Trust 2015-
2	1.680%	12/20/18	100	100
5 GM Financial Automobile Leasing Trust 2015-
2	1.850%	7/22/19	50	50
5 GM Financial Automobile Leasing Trust 2015-
3	1.690%	3/20/19	50	50
5 GM Financial Automobile Leasing Trust 2015-
3	1.810%	11/20/19	50	50
5 GM Financial Automobile Leasing Trust 2016-
1	1.790%	3/20/20	100	100
5 GM Financial Automobile Leasing Trust 2016-
2	1.620%	9/20/19	100	100
5 GM Financial Automobile Leasing Trust 2016-
3	1.610%	12/20/19	75	75
5 GS Mortgage Securities Corporation II 2013-
GC10	2.943%	2/10/46	92	93
5 GS Mortgage Securities Corporation II 2013-
GC10	3.279%	2/10/46	35	35
5 GS Mortgage Securities Corporation II 2015-
GC30	2.726%	5/10/50	100	101
5 GS Mortgage Securities Corporation II 2015-
GC30	3.382%	5/10/50	150	152
5 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	84
5 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	299	311
5 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	175	181
5 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	125	126
5 GS Mortgage Securities Trust 2013-GC13	4.033%	7/10/46	20	22
5 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	92
5 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	39
5 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	45	45
5 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	30	31
5 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	162
5 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	50	52
5 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	50	52
5 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	132
5 GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	25	27

5 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	50	51
5 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	75	78
5 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	232
5 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	51
5 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	53
5 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	152
5 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	125	130
5 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	50	52
5 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	125	128
5 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	100	102
5 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	75	74
5 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	200	194
5 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	75	76
5 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	50	50
5 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	150	155
5 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	50	52
5 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	29	29
5 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	7	7
5 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	23	23
5 Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	50	50
5 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	54	54
5 Honda Auto Receivables 2015-1 Owner Trust	1.320%	11/16/20	75	75
5 Honda Auto Receivables 2015-2 Owner Trust	1.040%	2/21/19	52	52
5 Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	50	50
5 Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	92	92
5 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	50	50
5 Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	125	125
5 Huntington Auto Trust 2015-1	1.240%	9/16/19	82	82
5 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	4	4
5 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	31	31
5 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	2	2
5 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	21	21
5 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	50	50
5 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	50	50
5 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	50	50
5 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	75	74
5 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	75	73
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.939%	4/17/45	2	2
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	277	279
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.981%	2/12/51	75	76
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.841%	6/15/49	142	142
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	218	227
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	150	151
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	176	183
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	52	53
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	39	39
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	100	107

5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	208	210
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	50	51
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	75	79
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	250	242
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	100	103
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	75	77
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	39	41
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.026%	7/15/45	26	27
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	40	42
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	100	107
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	30	32
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	66	67
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	10	10
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	65	70
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	35	37
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	127	135
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	25	27
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.814%	2/15/47	30	32
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	50	51
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	50	52
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	95	100
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	50	53
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	30	31
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	25	26
5 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	175	181
5 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	50	52
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	85	90
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	50	53

5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	50	51
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	50	52
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	75	77
5 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	200	207
5 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	50	52
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	125	128
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	175	179
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	50	51
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	50	50
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	100	102
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	110	112
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	59	59
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	125	127
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	125	125
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	50	50
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	100	102
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	57	59
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	100	103
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	125	131
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	100	104
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	50	52
5 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	53	55
5 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	57	59
5 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	125	129
5 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	125	128
5 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	82	85
5 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	75	77
5 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	400	414

5 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	75	74
5 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	50	50
5 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	463	471
5 LB-UBS Commercial Mortgage Trust 2008-C1	6.126%	4/15/41	143	147
5 Mercedes-Benz Auto Lease Trust 2015-B	1.340%	7/16/18	50	50
5 Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	50	50
5 Mercedes-Benz Auto Receivables Trust 2014-
1	0.870%	10/15/18	12	12
5 Mercedes-Benz Auto Receivables Trust 2015-
1	1.340%	12/16/19	50	50
5 Mercedes-Benz Auto Receivables Trust 2015-
1	1.750%	12/15/21	25	25
5 Merrill Lynch Mortgage Trust 2007-C1	5.841%	6/12/50	560	561
5 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	307	310
5 ML-CFC Commercial Mortgage Trust 2007-7	5.790%	6/12/50	58	58
5 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	94	95
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	100	102
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.170%	8/15/46	40	43
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.370%	8/15/46	20	22
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	50	51
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	100	108
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	68	69
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	14	14
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	100	101
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	50	51
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	50	51
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	50	52
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	45	45
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	100	102
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	110	114
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	100	106
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.640%	2/15/47	100	106
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	25	26
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	100	105
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.324%	6/15/47	50	53

5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	100	102
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.442%	10/15/47	50	53
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.101%	12/15/47	125	128
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	50	52
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	75	77
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	50	51
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	200	201
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.040%	4/15/48	100	102
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.306%	4/15/48	75	76
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.883%	4/15/48	50	50
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	2.982%	7/15/50	75	77
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.398%	7/15/50	50	52
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	125	129
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.383%	10/15/48	125	129
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.635%	10/15/48	75	77
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.323%	10/15/48	75	78
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.531%	10/15/48	75	78
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.557%	12/15/47	50	52
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.753%	12/15/47	75	78
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.288%	1/15/49	100	102
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.544%	1/15/49	225	231
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30	2.860%	9/15/49	200	194
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31	3.102%	11/15/49	250	245
5 Morgan Stanley Capital I Trust 2007-IQ15	5.942%	6/11/49	146	147
5 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	387	391
5 Morgan Stanley Capital I Trust 2007-IQ16	6.068%	12/12/49	125	128
5 Morgan Stanley Capital I Trust 2007-TOP27	5.791%	6/11/42	134	135
5 Morgan Stanley Capital I Trust 2008-TOP29	6.301%	1/11/43	356	364
5 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	360
5 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	75	78
5 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	75	78
5 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	100	98
5 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	83	82
5 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	200	192

5 Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	200	204
5 Nissan Auto Lease Trust 2015-B	1.540%	4/16/18	100	100
5 Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	50	50
5 Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	100	100
5 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	34	34
5 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	20	20
5 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	2	2
5 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	25	25
5 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	5	5
5 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	75	75
5 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	25	25
5 Nissan Auto Receivables 2015-A Owner Trust	1.050%	10/15/19	69	69
5 Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	75	75
5 Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	50	50
5 Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	50	50
5 Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	75	75
5 Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	100	99
5 Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	75	73
5 Nissan Master Owner Trust Receivables
Series 2016-A	1.540%	6/15/21	100	99
Royal Bank of Canada	2.200%	9/23/19	225	226
5 Royal Bank of Canada	2.000%	10/1/19	400	401
Royal Bank of Canada	2.100%	10/14/20	800	797
5 Royal Bank of Canada	1.875%	2/5/21	400	398
Royal Bank of Canada	2.300%	3/22/21	175	175
5 Synchrony Credit Card Master Note Trust
2014-1	1.610%	11/15/20	100	100
5 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	98	97
5 Synchrony Credit Card Master Note Trust
2016-3	1.580%	9/15/22	150	149
5 Synchrony Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	148	147
5 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.474%	8/15/39	13	13
8 Toronto-Dominion Bank	2.250%	3/15/21	250	249
5 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	24	24
5 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	5	5
5 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	25	25
5 Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	152	152
5 Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	125	125
5 Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	100	100
5 Toyota Auto Receivables 2015-C Owner Trust	1.690%	12/15/20	75	75
5 Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	50	50
5 Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	75	74
5 Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	75	74
5 Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	50	49
5 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	104	106
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	165	169
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	25	25
5 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	14	14
5 Volkswagen Auto Loan Enhanced Trust 2014-
1	0.910%	10/22/18	17	17

5 Volkswagen Auto Loan Enhanced Trust 2014-
1	1.450%	9/21/20	50	50
5 Volkswagen Auto Loan Enhanced Trust 2014-
2	0.950%	4/22/19	69	69
5 Volkswagen Auto Loan Enhanced Trust 2014-
2	1.390%	5/20/21	75	75
5 Wachovia Bank Commercial Mortgage Trust
Series 2007-C33	6.053%	2/15/51	26	26
5 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	70	71
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	50	51
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	75	78
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	100	102
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	75	77
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	125	128
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	75	77
5 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	125	127
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	75	75
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	50	51
5 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	275	275
5 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	175	179
5 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	31	32
5 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	125	129
5 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	175	180
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	29	29
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	225	224
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	50	50
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	50	52
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	75	78
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	75	79
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	50	51
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	50	51
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	50	50

5 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	100	104
5 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	50	52
5 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	100	104
5 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	150	143
5 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	58	59
5 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	125	128
5 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	50	51
5 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	75	74
5 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	100	104
5 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	100	99
5 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	162	157
5 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	175	182
5 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	130
5 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	105
5 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	77
5 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	140	142
5 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	96
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	39	40
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	18	18
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	76	77
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	15	15
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	150	154
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	75	77
5 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	20	21
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	100	107
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	20	21
5 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	50	51
5 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	30	32
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	30	33
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	50	54
5 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	25	25

5 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	25	26
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	25	27
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	25	27
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	25	27
5 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	11	11
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	25	26
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	25	26
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	50	53
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	25	27
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	25	26
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	25	26
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	25	26
5 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	25	26
5 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	75	78
5 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	150	156
5 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	25	26
5 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	76	80
5 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	50	53
5 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	65	66
5 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	65	67
5 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	19	19
5 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	25	25
5 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	60	62
5 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	140	149
5 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	60	64
5 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	24	24
5 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	11	11
5 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	50	50
5 World Omni Auto Receivables Trust 2014-B	1.140%	1/15/20	42	42
5 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	50	50
5 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	50	50

5 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	12	12
5 World Omni Automobile Lease Securitization
Trust 2015-A	1.540%	10/15/18	100	100
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $83,693)				83,888
Corporate Bonds (27.9%)
Finance (8.7%)
Banking (6.2%)
American Express Co.	7.000%	3/19/18	650	683
American Express Co.	3.625%	12/5/24	150	151
American Express Co.	4.050%	12/3/42	67	66
American Express Credit Corp.	2.250%	8/15/19	1,000	1,007
American Express Credit Corp.	2.200%	3/3/20	250	251
American Express Credit Corp.	2.375%	5/26/20	330	332
American Express Credit Corp.	2.600%	9/14/20	300	303
American Express Credit Corp.	2.250%	5/5/21	275	273
American Express Credit Corp.	2.700%	3/3/22	250	250
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	300	301
Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	425	421
Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	250	250
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	300	303
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	325	321
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	250	249
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	260
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	250	253
Bank of America Corp.	6.000%	9/1/17	1	1
Bank of America Corp.	6.875%	4/25/18	1,125	1,184
Bank of America Corp.	5.650%	5/1/18	900	936
Bank of America Corp.	6.500%	7/15/18	75	79
Bank of America Corp.	2.600%	1/15/19	1,188	1,200
Bank of America Corp.	2.650%	4/1/19	400	405
Bank of America Corp.	7.625%	6/1/19	300	335
Bank of America Corp.	2.250%	4/21/20	500	498
Bank of America Corp.	2.625%	10/19/20	575	577
Bank of America Corp.	2.625%	4/19/21	755	754
Bank of America Corp.	5.700%	1/24/22	125	140
Bank of America Corp.	2.503%	10/21/22	300	292
Bank of America Corp.	3.300%	1/11/23	650	654
5 Bank of America Corp.	3.124%	1/20/23	145	146
Bank of America Corp.	4.100%	7/24/23	300	314
Bank of America Corp.	4.125%	1/22/24	325	339
Bank of America Corp.	4.000%	4/1/24	725	752
Bank of America Corp.	4.200%	8/26/24	475	486
Bank of America Corp.	4.000%	1/22/25	455	454
Bank of America Corp.	3.950%	4/21/25	500	498
Bank of America Corp.	3.875%	8/1/25	800	814
Bank of America Corp.	4.450%	3/3/26	200	206
Bank of America Corp.	3.500%	4/19/26	100	99
Bank of America Corp.	4.250%	10/22/26	350	355
Bank of America Corp.	3.248%	10/21/27	400	381
5 Bank of America Corp.	3.824%	1/20/28	325	325
Bank of America Corp.	6.110%	1/29/37	435	509
Bank of America Corp.	7.750%	5/14/38	240	330
Bank of America Corp.	5.875%	2/7/42	200	242
Bank of America Corp.	5.000%	1/21/44	600	654
Bank of America Corp.	4.875%	4/1/44	300	322
Bank of America Corp.	4.750%	4/21/45	100	100

5 Bank of America Corp.	4.443%	1/20/48	100	101
Bank of America NA	1.750%	6/5/18	300	301
Bank of America NA	2.050%	12/7/18	250	251
Bank of America NA	6.000%	10/15/36	250	307
Bank of Montreal	1.400%	4/10/18	250	250
Bank of Montreal	1.800%	7/31/18	250	250
Bank of Montreal	1.350%	8/28/18	100	100
Bank of Montreal	2.375%	1/25/19	150	151
Bank of Montreal	1.500%	7/18/19	400	396
Bank of Montreal	2.100%	12/12/19	175	176
Bank of Montreal	1.900%	8/27/21	325	317
Bank of Montreal	2.550%	11/6/22	150	149
Bank of New York Mellon Corp.	2.100%	1/15/19	250	252
Bank of New York Mellon Corp.	2.200%	5/15/19	275	277
Bank of New York Mellon Corp.	5.450%	5/15/19	200	214
Bank of New York Mellon Corp.	2.300%	9/11/19	500	505
Bank of New York Mellon Corp.	2.600%	8/17/20	175	177
Bank of New York Mellon Corp.	2.450%	11/27/20	150	150
Bank of New York Mellon Corp.	2.050%	5/3/21	250	246
Bank of New York Mellon Corp.	3.550%	9/23/21	300	312
Bank of New York Mellon Corp.	2.600%	2/7/22	200	200
Bank of New York Mellon Corp.	2.200%	8/16/23	225	216
Bank of New York Mellon Corp.	3.250%	9/11/24	150	152
Bank of New York Mellon Corp.	3.000%	2/24/25	250	247
Bank of New York Mellon Corp.	2.800%	5/4/26	200	193
Bank of New York Mellon Corp.	2.450%	8/17/26	125	117
5 Bank of New York Mellon Corp.	3.442%	2/7/28	150	151
Bank of New York Mellon Corp.	3.000%	10/30/28	200	190
Bank of Nova Scotia	1.700%	6/11/18	200	200
Bank of Nova Scotia	1.950%	1/15/19	175	176
Bank of Nova Scotia	2.350%	10/21/20	1,000	1,003
Bank of Nova Scotia	2.450%	3/22/21	230	230
Bank of Nova Scotia	2.800%	7/21/21	420	427
Bank of Nova Scotia	4.500%	12/16/25	300	313
Barclays plc	2.750%	11/8/19	100	101
Barclays plc	2.875%	6/8/20	250	251
Barclays plc	3.250%	1/12/21	300	302
Barclays plc	3.200%	8/10/21	150	150
Barclays plc	3.684%	1/10/23	800	804
Barclays plc	4.375%	9/11/24	200	201
Barclays plc	3.650%	3/16/25	350	341
Barclays plc	4.375%	1/12/26	300	305
Barclays plc	5.200%	5/12/26	225	230
Barclays plc	4.337%	1/10/28	500	501
Barclays plc	5.250%	8/17/45	250	262
Barclays plc	4.950%	1/10/47	200	199
BB&T Corp.	1.450%	1/12/18	250	250
BB&T Corp.	6.850%	4/30/19	400	438
BB&T Corp.	5.250%	11/1/19	100	108
BB&T Corp.	2.450%	1/15/20	130	131
BB&T Corp.	2.050%	5/10/21	225	221
BB&T Corp.	2.750%	4/1/22	175	176
Bear Stearns Cos. LLC	7.250%	2/1/18	525	549
Bear Stearns Cos. LLC	4.650%	7/2/18	340	351
BNP Paribas SA	2.700%	8/20/18	275	278
BNP Paribas SA	2.400%	12/12/18	225	226
BNP Paribas SA	2.450%	3/17/19	75	76

	BNP Paribas SA	2.375%	5/21/20	375	374
	BNP Paribas SA	5.000%	1/15/21	475	513
	BPCE SA	2.500%	12/10/18	175	176
	BPCE SA	2.500%	7/15/19	250	251
	BPCE SA	2.250%	1/27/20	125	124
	BPCE SA	2.650%	2/3/21	275	274
	BPCE SA	2.750%	12/2/21	250	248
	BPCE SA	4.000%	4/15/24	325	338
	BPCE SA	3.375%	12/2/26	250	246
	Branch Banking & Trust Co.	1.450%	5/10/19	175	173
	Branch Banking & Trust Co.	3.625%	9/16/25	500	512
	Canadian Imperial Bank of Commerce	1.600%	9/6/19	175	173
	Capital One Bank USA NA	2.150%	11/21/18	100	100
	Capital One Bank USA NA	2.300%	6/5/19	400	401
	Capital One Bank USA NA	8.800%	7/15/19	350	399
	Capital One Bank USA NA	3.375%	2/15/23	235	234
	Capital One Financial Corp.	2.450%	4/24/19	200	201
	Capital One Financial Corp.	4.750%	7/15/21	50	54
	Capital One Financial Corp.	3.050%	3/9/22	175	175
	Capital One Financial Corp.	3.500%	6/15/23	27	27
	Capital One Financial Corp.	3.750%	4/24/24	175	178
	Capital One Financial Corp.	4.200%	10/29/25	175	176
	Capital One Financial Corp.	3.750%	7/28/26	500	485
	Capital One NA	2.400%	9/5/19	100	100
	Capital One NA	1.850%	9/13/19	225	223
	Capital One NA	2.250%	9/13/21	175	171
5,8 Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	372	425
	Citigroup Inc.	6.125%	5/15/18	314	329
	Citigroup Inc.	2.150%	7/30/18	400	401
	Citigroup Inc.	2.500%	9/26/18	475	479
	Citigroup Inc.	2.050%	12/7/18	500	501
	Citigroup Inc.	2.550%	4/8/19	800	807
	Citigroup Inc.	2.050%	6/7/19	150	150
	Citigroup Inc.	2.450%	1/10/20	350	352
	Citigroup Inc.	2.400%	2/18/20	325	326
	Citigroup Inc.	5.375%	8/9/20	50	55
	Citigroup Inc.	2.700%	3/30/21	675	676
	Citigroup Inc.	2.350%	8/2/21	150	148
	Citigroup Inc.	2.900%	12/8/21	200	200
	Citigroup Inc.	4.500%	1/14/22	1,275	1,365
	Citigroup Inc.	3.375%	3/1/23	150	151
	Citigroup Inc.	3.875%	10/25/23	350	362
	Citigroup Inc.	4.000%	8/5/24	200	202
	Citigroup Inc.	3.875%	3/26/25	350	347
	Citigroup Inc.	3.300%	4/27/25	250	245
	Citigroup Inc.	4.400%	6/10/25	1,400	1,426
	Citigroup Inc.	5.500%	9/13/25	75	82
	Citigroup Inc.	4.600%	3/9/26	275	282
	Citigroup Inc.	3.400%	5/1/26	25	24
	Citigroup Inc.	3.200%	10/21/26	350	335
	Citigroup Inc.	4.300%	11/20/26	75	76
	Citigroup Inc.	4.450%	9/29/27	1,000	1,015
5	Citigroup Inc.	3.887%	1/10/28	325	326
	Citigroup Inc.	4.125%	7/25/28	250	247
	Citigroup Inc.	6.625%	6/15/32	100	122
	Citigroup Inc.	6.125%	8/25/36	75	87
	Citigroup Inc.	8.125%	7/15/39	562	826

Citigroup Inc.	5.875%	1/30/42	100	121
Citigroup Inc.	5.300%	5/6/44	375	401
Citigroup Inc.	4.650%	7/30/45	200	207
Citizens Bank NA	1.600%	12/4/17	100	100
Citizens Bank NA	2.300%	12/3/18	125	125
Citizens Bank NA	2.450%	12/4/19	100	101
Citizens Bank NA	2.250%	3/2/20	175	175
Citizens Bank NA	2.550%	5/13/21	200	199
Citizens Financial Group Inc.	4.300%	12/3/25	125	129
Comerica Bank	4.000%	7/27/25	50	50
Commonwealth Bank of Australia	1.750%	11/2/18	175	175
Commonwealth Bank of Australia	2.050%	3/15/19	125	125
Commonwealth Bank of Australia	2.300%	9/6/19	100	101
Commonwealth Bank of Australia	2.400%	11/2/20	350	349
Commonwealth Bank of Australia	2.550%	3/15/21	175	175
Compass Bank	1.850%	9/29/17	100	100
Compass Bank	2.750%	9/29/19	100	100
Cooperatieve Rabobank UA	2.250%	1/14/19	500	503
Cooperatieve Rabobank UA	2.250%	1/14/20	250	251
Cooperatieve Rabobank UA	4.500%	1/11/21	150	161
Cooperatieve Rabobank UA	2.500%	1/19/21	600	600
Cooperatieve Rabobank UA	2.750%	1/10/22	250	252
Cooperatieve Rabobank UA	3.875%	2/8/22	525	553
Cooperatieve Rabobank UA	3.950%	11/9/22	125	128
Cooperatieve Rabobank UA	4.625%	12/1/23	175	184
Cooperatieve Rabobank UA	3.375%	5/21/25	275	277
Cooperatieve Rabobank UA	4.375%	8/4/25	600	613
Cooperatieve Rabobank UA	3.750%	7/21/26	225	219
Cooperatieve Rabobank UA	5.250%	5/24/41	100	116
Cooperatieve Rabobank UA	5.750%	12/1/43	250	287
Cooperatieve Rabobank UA	5.250%	8/4/45	350	376
Credit Suisse AG	1.700%	4/27/18	100	100
Credit Suisse AG	2.300%	5/28/19	400	401
Credit Suisse AG	5.300%	8/13/19	175	188
Credit Suisse AG	5.400%	1/14/20	325	349
Credit Suisse AG	3.000%	10/29/21	600	605
Credit Suisse AG	3.625%	9/9/24	650	660
8 Credit Suisse Group AG	3.574%	1/9/23	500	499
8 Credit Suisse Group AG	4.282%	1/9/28	250	249
Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	250	251
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	250	251
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	275	279
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	300	304
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	550	550
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	250	246
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	375	380
Deutsche Bank AG	2.500%	2/13/19	150	150
Deutsche Bank AG	2.950%	8/20/20	100	100
Deutsche Bank AG	3.125%	1/13/21	100	100
8 Deutsche Bank AG	4.250%	10/14/21	700	718
Deutsche Bank AG	3.700%	5/30/24	225	221
Deutsche Bank AG	4.100%	1/13/26	100	100
Discover Bank	3.200%	8/9/21	100	101
Discover Bank	4.200%	8/8/23	300	312
Discover Bank	3.450%	7/27/26	100	96
Discover Financial Services	3.850%	11/21/22	200	204
Discover Financial Services	3.950%	11/6/24	375	378

Discover Financial Services	3.750%	3/4/25	100	98
Fifth Third Bancorp	3.500%	3/15/22	125	128
Fifth Third Bancorp	4.300%	1/16/24	275	288
Fifth Third Bancorp	8.250%	3/1/38	225	320
Fifth Third Bank	2.150%	8/20/18	575	578
Fifth Third Bank	2.300%	3/15/19	250	252
Fifth Third Bank	1.625%	9/27/19	125	124
Fifth Third Bank	2.250%	6/14/21	300	296
Fifth Third Bank	3.850%	3/15/26	200	202
First Horizon National Corp.	3.500%	12/15/20	100	102
First Niagara Financial Group Inc.	6.750%	3/19/20	50	56
First Republic Bank	4.375%	8/1/46	75	72
FirstMerit Bank NA	4.270%	11/25/26	150	152
FirstMerit Corp.	4.350%	2/4/23	50	52
Goldman Sachs Capital I	6.345%	2/15/34	225	268
Goldman Sachs Group Inc.	6.150%	4/1/18	200	209
Goldman Sachs Group Inc.	2.625%	1/31/19	450	455
Goldman Sachs Group Inc.	7.500%	2/15/19	75	82
Goldman Sachs Group Inc.	2.550%	10/23/19	450	454
Goldman Sachs Group Inc.	2.300%	12/13/19	600	600
Goldman Sachs Group Inc.	5.375%	3/15/20	475	514
Goldman Sachs Group Inc.	2.600%	4/23/20	775	779
Goldman Sachs Group Inc.	6.000%	6/15/20	480	532
Goldman Sachs Group Inc.	2.750%	9/15/20	275	277
Goldman Sachs Group Inc.	2.875%	2/25/21	500	504
Goldman Sachs Group Inc.	2.625%	4/25/21	200	199
Goldman Sachs Group Inc.	5.250%	7/27/21	475	521
Goldman Sachs Group Inc.	2.350%	11/15/21	500	490
Goldman Sachs Group Inc.	5.750%	1/24/22	1,175	1,323
Goldman Sachs Group Inc.	3.000%	4/26/22	525	526
Goldman Sachs Group Inc.	3.625%	1/22/23	375	384
Goldman Sachs Group Inc.	4.000%	3/3/24	525	544
Goldman Sachs Group Inc.	3.850%	7/8/24	175	179
Goldman Sachs Group Inc.	3.500%	1/23/25	450	448
Goldman Sachs Group Inc.	4.250%	10/21/25	200	204
Goldman Sachs Group Inc.	3.750%	2/25/26	200	201
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,223
Goldman Sachs Group Inc.	5.950%	1/15/27	400	457
Goldman Sachs Group Inc.	3.850%	1/26/27	350	352
Goldman Sachs Group Inc.	6.125%	2/15/33	125	151
Goldman Sachs Group Inc.	6.450%	5/1/36	225	269
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,204
Goldman Sachs Group Inc.	6.250%	2/1/41	675	847
Goldman Sachs Group Inc.	4.800%	7/8/44	200	211
Goldman Sachs Group Inc.	5.150%	5/22/45	475	498
Goldman Sachs Group Inc.	4.750%	10/21/45	200	211
HSBC Bank USA NA	4.875%	8/24/20	250	268
HSBC Bank USA NA	5.625%	8/15/35	250	291
HSBC Bank USA NA	7.000%	1/15/39	250	334
HSBC Holdings plc	5.100%	4/5/21	625	679
HSBC Holdings plc	2.950%	5/25/21	600	601
HSBC Holdings plc	2.650%	1/5/22	500	493
HSBC Holdings plc	4.875%	1/14/22	160	173
HSBC Holdings plc	4.000%	3/30/22	290	305
5 HSBC Holdings plc	3.262%	3/13/23	400	402
HSBC Holdings plc	3.600%	5/25/23	200	203
HSBC Holdings plc	4.250%	3/14/24	250	253

HSBC Holdings plc	4.250%	8/18/25	150	151
HSBC Holdings plc	4.300%	3/8/26	1,100	1,142
HSBC Holdings plc	3.900%	5/25/26	450	455
HSBC Holdings plc	4.375%	11/23/26	350	353
5 HSBC Holdings plc	4.041%	3/13/28	400	404
HSBC Holdings plc	7.625%	5/17/32	100	131
HSBC Holdings plc	7.350%	11/27/32	100	127
HSBC Holdings plc	6.500%	5/2/36	500	610
HSBC Holdings plc	6.500%	9/15/37	550	677
HSBC Holdings plc	6.800%	6/1/38	200	255
HSBC Holdings plc	5.250%	3/14/44	250	268
HSBC USA Inc.	2.000%	8/7/18	300	300
HSBC USA Inc.	2.625%	9/24/18	50	50
HSBC USA Inc.	2.375%	11/13/19	400	402
HSBC USA Inc.	2.350%	3/5/20	275	276
HSBC USA Inc.	2.750%	8/7/20	150	152
HSBC USA Inc.	5.000%	9/27/20	300	322
HSBC USA Inc.	3.500%	6/23/24	100	102
Huntington Bancshares Inc.	2.600%	8/2/18	50	50
Huntington Bancshares Inc.	7.000%	12/15/20	25	29
Huntington Bancshares Inc.	3.150%	3/14/21	175	178
Huntington Bancshares Inc.	2.300%	1/14/22	200	195
Huntington National Bank	1.375%	4/24/17	200	200
Huntington National Bank	2.000%	6/30/18	250	251
Huntington National Bank	2.200%	11/6/18	175	176
Huntington National Bank	2.375%	3/10/20	250	251
Huntington National Bank	2.400%	4/1/20	150	150
ING Groep NV	3.150%	3/29/22	200	200
ING Groep NV	3.950%	3/29/27	300	300
Intesa Sanpaolo SPA	3.875%	1/15/19	185	189
Intesa Sanpaolo SPA	5.250%	1/12/24	225	237
JPMorgan Chase & Co.	1.700%	3/1/18	570	570
JPMorgan Chase & Co.	1.625%	5/15/18	275	275
JPMorgan Chase & Co.	2.350%	1/28/19	175	177
JPMorgan Chase & Co.	6.300%	4/23/19	775	842
JPMorgan Chase & Co.	2.250%	1/23/20	476	478
JPMorgan Chase & Co.	2.750%	6/23/20	1,015	1,027
JPMorgan Chase & Co.	4.400%	7/22/20	475	506
JPMorgan Chase & Co.	4.250%	10/15/20	250	265
JPMorgan Chase & Co.	2.550%	3/1/21	350	350
JPMorgan Chase & Co.	4.625%	5/10/21	300	323
JPMorgan Chase & Co.	2.400%	6/7/21	275	274
JPMorgan Chase & Co.	2.295%	8/15/21	125	124
JPMorgan Chase & Co.	4.350%	8/15/21	205	219
JPMorgan Chase & Co.	4.500%	1/24/22	25	27
JPMorgan Chase & Co.	3.250%	9/23/22	750	763
JPMorgan Chase & Co.	2.972%	1/15/23	445	445
JPMorgan Chase & Co.	3.200%	1/25/23	750	757
JPMorgan Chase & Co.	3.375%	5/1/23	300	300
JPMorgan Chase & Co.	2.700%	5/18/23	250	244
JPMorgan Chase & Co.	3.875%	9/10/24	500	507
JPMorgan Chase & Co.	3.125%	1/23/25	400	393
JPMorgan Chase & Co.	3.900%	7/15/25	300	310
JPMorgan Chase & Co.	3.300%	4/1/26	635	622
JPMorgan Chase & Co.	3.200%	6/15/26	300	291
JPMorgan Chase & Co.	2.950%	10/1/26	525	500
JPMorgan Chase & Co.	4.125%	12/15/26	450	459

JPMorgan Chase & Co.	3.625%	12/1/27	1,000	970
5 JPMorgan Chase & Co.	3.782%	2/1/28	1,225	1,237
JPMorgan Chase & Co.	6.400%	5/15/38	450	580
JPMorgan Chase & Co.	5.500%	10/15/40	250	292
JPMorgan Chase & Co.	5.600%	7/15/41	450	537
JPMorgan Chase & Co.	5.400%	1/6/42	150	175
JPMorgan Chase & Co.	5.625%	8/16/43	300	342
JPMorgan Chase & Co.	4.950%	6/1/45	100	105
5 JPMorgan Chase & Co.	4.260%	2/22/48	300	299
JPMorgan Chase Bank NA	1.450%	9/21/18	40	40
JPMorgan Chase Bank NA	1.650%	9/23/19	300	298
KeyBank NA	1.700%	6/1/18	250	250
KeyBank NA	2.500%	12/15/19	100	101
KeyBank NA	2.250%	3/16/20	500	501
KeyBank NA	3.300%	6/1/25	125	125
KeyCorp	2.300%	12/13/18	125	126
KeyCorp	5.100%	3/24/21	25	27
Lloyds Bank plc	1.750%	5/14/18	100	100
Lloyds Bank plc	2.300%	11/27/18	225	226
Lloyds Bank plc	2.050%	1/22/19	400	400
Lloyds Bank plc	2.400%	3/17/20	50	50
Lloyds Bank plc	6.375%	1/21/21	175	198
Lloyds Banking Group plc	3.000%	1/11/22	500	498
Lloyds Banking Group plc	4.582%	12/10/25	700	712
Lloyds Banking Group plc	3.750%	1/11/27	200	196
Lloyds Banking Group plc	5.300%	12/1/45	200	212
Manufacturers & Traders Trust Co.	2.300%	1/30/19	550	555
Manufacturers & Traders Trust Co.	2.250%	7/25/19	100	101
Manufacturers & Traders Trust Co.	2.100%	2/6/20	175	175
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	700	706
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	400	391
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	97
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	540
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	235
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	506
Morgan Stanley	5.550%	4/27/17	50	50
Morgan Stanley	6.625%	4/1/18	450	471
Morgan Stanley	2.125%	4/25/18	425	427
Morgan Stanley	2.200%	12/7/18	250	251
Morgan Stanley	2.500%	1/24/19	150	151
Morgan Stanley	7.300%	5/13/19	525	580
Morgan Stanley	2.375%	7/23/19	400	402
Morgan Stanley	5.625%	9/23/19	900	972
Morgan Stanley	5.500%	1/26/20	275	298
Morgan Stanley	2.650%	1/27/20	250	252
Morgan Stanley	2.800%	6/16/20	1,050	1,062
Morgan Stanley	5.500%	7/24/20	175	191
Morgan Stanley	5.750%	1/25/21	250	277
Morgan Stanley	2.500%	4/21/21	250	249
Morgan Stanley	5.500%	7/28/21	75	83
Morgan Stanley	2.625%	11/17/21	500	497
Morgan Stanley	4.875%	11/1/22	425	459
Morgan Stanley	3.750%	2/25/23	675	697
Morgan Stanley	4.100%	5/22/23	350	361
Morgan Stanley	3.875%	4/29/24	545	561
Morgan Stanley	3.700%	10/23/24	650	660
Morgan Stanley	4.000%	7/23/25	230	237

Morgan Stanley	5.000%	11/24/25	300	322
Morgan Stanley	3.875%	1/27/26	225	228
Morgan Stanley	3.125%	7/27/26	700	669
Morgan Stanley	6.250%	8/9/26	450	531
Morgan Stanley	4.350%	9/8/26	975	994
Morgan Stanley	3.625%	1/20/27	350	347
Morgan Stanley	3.950%	4/23/27	325	322
Morgan Stanley	7.250%	4/1/32	150	204
Morgan Stanley	6.375%	7/24/42	325	415
Morgan Stanley	4.300%	1/27/45	500	495
Morgan Stanley	4.375%	1/22/47	350	351
MUFG Americas Holdings Corp.	1.625%	2/9/18	200	200
MUFG Americas Holdings Corp.	2.250%	2/10/20	200	200
MUFG Americas Holdings Corp.	3.500%	6/18/22	175	179
MUFG Americas Holdings Corp.	3.000%	2/10/25	100	97
MUFG Union Bank NA	2.125%	6/16/17	50	50
MUFG Union Bank NA	2.625%	9/26/18	125	126
MUFG Union Bank NA	2.250%	5/6/19	300	301
National Australia Bank Ltd.	2.300%	7/25/18	175	176
National Australia Bank Ltd.	2.000%	1/14/19	200	200
National Australia Bank Ltd.	1.375%	7/12/19	175	172
National Australia Bank Ltd.	1.875%	7/12/21	175	170
National Australia Bank Ltd.	3.000%	1/20/23	250	250
National Australia Bank Ltd.	3.375%	1/14/26	100	101
National Australia Bank Ltd.	2.500%	7/12/26	200	187
National Bank of Canada	1.450%	11/7/17	100	100
National City Corp.	6.875%	5/15/19	100	110
Northern Trust Corp.	3.450%	11/4/20	100	105
Northern Trust Corp.	3.375%	8/23/21	100	104
Northern Trust Corp.	3.950%	10/30/25	150	158
People's United Bank NA	4.000%	7/15/24	100	100
People's United Financial Inc.	3.650%	12/6/22	100	102
PNC Bank NA	1.600%	6/1/18	150	150
PNC Bank NA	1.800%	11/5/18	200	200
PNC Bank NA	1.700%	12/7/18	100	100
PNC Bank NA	1.950%	3/4/19	150	150
PNC Bank NA	2.250%	7/2/19	600	604
PNC Bank NA	2.400%	10/18/19	75	76
PNC Bank NA	2.300%	6/1/20	150	150
PNC Bank NA	2.450%	11/5/20	180	181
PNC Bank NA	2.150%	4/29/21	250	247
PNC Bank NA	2.550%	12/9/21	100	100
PNC Bank NA	2.625%	2/17/22	175	175
PNC Bank NA	3.300%	10/30/24	200	202
PNC Bank NA	2.950%	2/23/25	150	148
PNC Bank NA	3.250%	6/1/25	100	101
PNC Financial Services Group Inc.	3.900%	4/29/24	625	648
PNC Funding Corp.	6.700%	6/10/19	25	27
PNC Funding Corp.	5.125%	2/8/20	150	162
PNC Funding Corp.	4.375%	8/11/20	475	506
PNC Funding Corp.	3.300%	3/8/22	440	453
Regions Bank	6.450%	6/26/37	250	282
Regions Financial Corp.	3.200%	2/8/21	100	102
Royal Bank of Canada	1.800%	7/30/18	575	576
Royal Bank of Canada	1.625%	4/15/19	125	124
Royal Bank of Canada	1.500%	7/29/19	375	371
Royal Bank of Canada	2.125%	3/2/20	1,200	1,201

Royal Bank of Canada	2.500%	1/19/21	200	201
Royal Bank of Canada	2.750%	2/1/22	300	303
Royal Bank of Canada	4.650%	1/27/26	250	264
Royal Bank of Scotland Group plc	3.875%	9/12/23	800	787
Santander Bank NA	8.750%	5/30/18	75	80
Santander Holdings USA Inc.	3.450%	8/27/18	50	51
Santander Holdings USA Inc.	2.700%	5/24/19	300	301
8 Santander Holdings USA Inc.	3.700%	3/28/22	500	501
Santander Holdings USA Inc.	4.500%	7/17/25	125	127
Santander Issuances SAU	5.179%	11/19/25	450	466
Santander UK Group Holdings plc	2.875%	10/16/20	300	300
Santander UK Group Holdings plc	3.125%	1/8/21	250	252
Santander UK Group Holdings plc	2.875%	8/5/21	225	223
Santander UK Group Holdings plc	3.571%	1/10/23	200	200
Santander UK plc	3.050%	8/23/18	150	152
Santander UK plc	2.500%	3/14/19	950	957
Santander UK plc	2.350%	9/10/19	175	176
Santander UK plc	2.375%	3/16/20	150	150
Santander UK plc	4.000%	3/13/24	150	157
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	250	250
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	300	301
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	250	243
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	250	250
Societe Generale SA	2.625%	10/1/18	125	126
State Street Corp.	4.956%	3/15/18	275	283
State Street Corp.	1.350%	5/15/18	275	274
State Street Corp.	1.950%	5/19/21	125	123
State Street Corp.	3.100%	5/15/23	150	151
State Street Corp.	3.700%	11/20/23	83	87
State Street Corp.	3.550%	8/18/25	225	231
State Street Corp.	2.650%	5/19/26	125	120
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	250	250
Sumitomo Mitsui Banking Corp.	1.762%	10/19/18	250	249
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	150	151
Sumitomo Mitsui Banking Corp.	1.966%	1/11/19	250	250
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	250	250
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	200	199
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	253
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	105
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	262
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	253
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	340	342
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	250	243
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	475	468
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	250	250
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	153
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	116
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	168
SunTrust Bank	2.250%	1/31/20	200	201
SunTrust Bank	3.300%	5/15/26	200	194
SunTrust Banks Inc.	2.350%	11/1/18	40	40
SunTrust Banks Inc.	2.500%	5/1/19	300	303
SunTrust Banks Inc.	2.900%	3/3/21	75	76
SunTrust Banks Inc.	2.700%	1/27/22	125	125
SVB Financial Group	3.500%	1/29/25	100	98
Svenska Handelsbanken AB	2.500%	1/25/19	225	227
Svenska Handelsbanken AB	2.250%	6/17/19	225	226

Svenska Handelsbanken AB	1.500%	9/6/19	350	345
Svenska Handelsbanken AB	2.450%	3/30/21	300	299
Svenska Handelsbanken AB	1.875%	9/7/21	350	340
Synchrony Financial	2.600%	1/15/19	175	176
Synchrony Financial	2.700%	2/3/20	425	427
Synchrony Financial	4.250%	8/15/24	250	256
Synchrony Financial	4.500%	7/23/25	500	514
Synchrony Financial	3.700%	8/4/26	125	121
Toronto-Dominion Bank	1.400%	4/30/18	250	250
Toronto-Dominion Bank	1.750%	7/23/18	350	351
Toronto-Dominion Bank	2.625%	9/10/18	300	304
Toronto-Dominion Bank	2.125%	7/2/19	100	101
Toronto-Dominion Bank	1.450%	8/13/19	200	198
Toronto-Dominion Bank	2.250%	11/5/19	500	503
Toronto-Dominion Bank	2.500%	12/14/20	100	101
Toronto-Dominion Bank	2.125%	4/7/21	175	173
Toronto-Dominion Bank	1.800%	7/13/21	150	146
UBS AG	1.375%	6/1/17	225	225
UBS AG	5.750%	4/25/18	100	104
UBS AG	2.375%	8/14/19	604	608
UBS AG	2.350%	3/26/20	175	175
UBS AG	4.875%	8/4/20	50	54
US Bancorp	1.950%	11/15/18	325	327
US Bancorp	2.200%	4/25/19	100	101
US Bancorp	2.350%	1/29/21	175	175
US Bancorp	4.125%	5/24/21	250	266
US Bancorp	2.625%	1/24/22	200	201
US Bancorp	3.000%	3/15/22	125	127
US Bancorp	2.950%	7/15/22	400	404
US Bancorp	3.600%	9/11/24	50	51
US Bancorp	3.100%	4/27/26	300	294
US Bank NA	2.125%	10/28/19	1,000	1,004
US Bank NA	2.800%	1/27/25	500	490
Wachovia Bank NA	5.850%	2/1/37	300	361
Wachovia Corp.	6.605%	10/1/25	590	698
Wells Fargo & Co.	2.600%	7/22/20	350	353
Wells Fargo & Co.	2.550%	12/7/20	350	352
Wells Fargo & Co.	2.500%	3/4/21	350	349
Wells Fargo & Co.	4.600%	4/1/21	1,325	1,424
Wells Fargo & Co.	2.100%	7/26/21	350	343
Wells Fargo & Co.	3.500%	3/8/22	450	466
Wells Fargo & Co.	3.069%	1/24/23	1,500	1,507
Wells Fargo & Co.	3.300%	9/9/24	400	401
Wells Fargo & Co.	3.000%	2/19/25	100	98
Wells Fargo & Co.	3.000%	4/22/26	525	504
Wells Fargo & Co.	4.100%	6/3/26	575	587
Wells Fargo & Co.	3.000%	10/23/26	625	598
Wells Fargo & Co.	4.300%	7/22/27	325	338
Wells Fargo & Co.	5.375%	2/7/35	200	232
Wells Fargo & Co.	5.375%	11/2/43	300	334
Wells Fargo & Co.	5.606%	1/15/44	600	687
Wells Fargo & Co.	4.650%	11/4/44	325	327
Wells Fargo & Co.	3.900%	5/1/45	500	479
Wells Fargo & Co.	4.900%	11/17/45	250	259
Wells Fargo & Co.	4.400%	6/14/46	300	290
Wells Fargo Bank NA	1.750%	5/24/19	275	274
Wells Fargo Bank NA	2.150%	12/6/19	500	502

Wells Fargo Bank NA	5.950%	8/26/36	200	242
Wells Fargo Bank NA	6.600%	1/15/38	225	295
Westpac Banking Corp.	2.250%	7/30/18	325	327
Westpac Banking Corp.	1.950%	11/23/18	200	200
Westpac Banking Corp.	2.250%	1/17/19	225	226
Westpac Banking Corp.	1.650%	5/13/19	200	199
Westpac Banking Corp.	1.600%	8/19/19	275	272
Westpac Banking Corp.	4.875%	11/19/19	250	267
Westpac Banking Corp.	2.150%	3/6/20	300	300
Westpac Banking Corp.	2.600%	11/23/20	250	252
Westpac Banking Corp.	2.100%	5/13/21	1,000	982
Westpac Banking Corp.	2.000%	8/19/21	275	268
Westpac Banking Corp.	2.800%	1/11/22	250	251
Westpac Banking Corp.	2.850%	5/13/26	400	385
Westpac Banking Corp.	2.700%	8/19/26	175	166
Westpac Banking Corp.	3.350%	3/8/27	250	248
5 Westpac Banking Corp.	4.322%	11/23/31	500	505

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	100	104
Affiliated Managers Group Inc.	3.500%	8/1/25	125	122
Ameriprise Financial Inc.	5.300%	3/15/20	125	136
Ameriprise Financial Inc.	4.000%	10/15/23	150	159
Ameriprise Financial Inc.	3.700%	10/15/24	100	103
Apollo Investment Corp.	5.250%	3/3/25	50	50
BGC Partners Inc.	5.375%	12/9/19	50	52
BGC Partners Inc.	5.125%	5/27/21	50	52
BlackRock Inc.	5.000%	12/10/19	160	173
BlackRock Inc.	4.250%	5/24/21	125	134
BlackRock Inc.	3.375%	6/1/22	125	130
BlackRock Inc.	3.500%	3/18/24	225	235
BlackRock Inc.	3.200%	3/15/27	100	100
Brookfield Asset Management Inc.	4.000%	1/15/25	105	106
Brookfield Finance Inc.	4.250%	6/2/26	50	50
Brookfield Finance LLC	4.000%	4/1/24	125	126
CBOE Holdings Inc.	3.650%	1/12/27	85	85
Charles Schwab Corp.	3.225%	9/1/22	300	306
Charles Schwab Corp.	3.200%	3/2/27	250	249
CME Group Inc.	3.000%	9/15/22	125	127
CME Group Inc.	3.000%	3/15/25	125	125
CME Group Inc.	5.300%	9/15/43	125	149
E*TRADE Financial Corp.	5.375%	11/15/22	100	105
E*TRADE Financial Corp.	4.625%	9/15/23	75	76
Eaton Vance Corp.	3.625%	6/15/23	50	51
Franklin Resources Inc.	4.625%	5/20/20	50	53
Franklin Resources Inc.	2.800%	9/15/22	225	226
Intercontinental Exchange Inc.	2.500%	10/15/18	25	25
Intercontinental Exchange Inc.	2.750%	12/1/20	350	355
Intercontinental Exchange Inc.	4.000%	10/15/23	150	159
Intercontinental Exchange Inc.	3.750%	12/1/25	300	310
Invesco Finance plc	3.125%	11/30/22	175	177
Invesco Finance plc	4.000%	1/30/24	100	105
Invesco Finance plc	3.750%	1/15/26	170	175
Invesco Finance plc	5.375%	11/30/43	75	85
Janus Capital Group Inc.	4.875%	8/1/25	75	80
Jefferies Group LLC	5.125%	4/13/18	150	155
Jefferies Group LLC	8.500%	7/15/19	25	28

Jefferies Group LLC	6.875%	4/15/21	155	177
Jefferies Group LLC	5.125%	1/20/23	100	107
Jefferies Group LLC	4.850%	1/15/27	200	205
Jefferies Group LLC	6.450%	6/8/27	50	57
Jefferies Group LLC	6.250%	1/15/36	75	79
Jefferies Group LLC	6.500%	1/20/43	75	81
Lazard Group LLC	3.750%	2/13/25	50	50
Lazard Group LLC	3.625%	3/1/27	100	98
Legg Mason Inc.	4.750%	3/15/26	100	105
Legg Mason Inc.	5.625%	1/15/44	100	102
Leucadia National Corp.	5.500%	10/18/23	150	159
Leucadia National Corp.	6.625%	10/23/43	25	25
Nasdaq Inc.	5.550%	1/15/20	175	189
Nasdaq Inc.	4.250%	6/1/24	75	78
Nomura Holdings Inc.	2.750%	3/19/19	250	252
Nomura Holdings Inc.	6.700%	3/4/20	200	222
OM Asset Management plc	4.800%	7/27/26	100	100
Raymond James Financial Inc.	4.950%	7/15/46	50	49
Stifel Financial Corp.	3.500%	12/1/20	50	51
Stifel Financial Corp.	4.250%	7/18/24	150	151
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	54
TD Ameritrade Holding Corp.	2.950%	4/1/22	125	126
TD Ameritrade Holding Corp.	3.625%	4/1/25	100	102

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	100	101
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	175	185
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	3.750%	5/15/19	155	159
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.250%	7/1/20	350	364
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.625%	10/30/20	150	158
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.500%	5/15/21	150	157
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	5.000%	10/1/21	200	213
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	3.950%	2/1/22	125	128
Air Lease Corp.	2.625%	9/4/18	100	101
Air Lease Corp.	3.375%	1/15/19	125	127
Air Lease Corp.	4.750%	3/1/20	75	80
Air Lease Corp.	3.875%	4/1/21	75	78
Air Lease Corp.	3.375%	6/1/21	100	102
Air Lease Corp.	3.750%	2/1/22	300	308
Air Lease Corp.	4.250%	9/15/24	75	78
Air Lease Corp.	3.625%	4/1/27	75	73
Ares Capital Corp.	4.875%	11/30/18	125	129
Ares Capital Corp.	3.875%	1/15/20	100	102
FS Investment Corp.	4.000%	7/15/19	75	76
FS Investment Corp.	4.750%	5/15/22	100	102
GATX Corp.	2.375%	7/30/18	40	40
GATX Corp.	2.500%	7/30/19	50	50
GATX Corp.	3.250%	3/30/25	125	121
GATX Corp.	3.250%	9/15/26	50	48

GATX Corp.	3.850%	3/30/27	175	175
GATX Corp.	4.500%	3/30/45	50	46
GE Capital International Funding Co.	2.342%	11/15/20	1,637	1,644
GE Capital International Funding Co.	3.373%	11/15/25	558	572
GE Capital International Funding Co.	4.418%	11/15/35	2,068	2,183
HSBC Finance Corp.	6.676%	1/15/21	465	525
International Lease Finance Corp.	3.875%	4/15/18	110	112
8 International Lease Finance Corp.	7.125%	9/1/18	226	242
International Lease Finance Corp.	5.875%	4/1/19	133	142
International Lease Finance Corp.	6.250%	5/15/19	222	239
International Lease Finance Corp.	8.250%	12/15/20	200	235
International Lease Finance Corp.	4.625%	4/15/21	89	93
International Lease Finance Corp.	8.625%	1/15/22	115	141
International Lease Finance Corp.	5.875%	8/15/22	160	178
Prospect Capital Corp.	5.000%	7/15/19	50	51
Prospect Capital Corp.	5.875%	3/15/23	40	41

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	50	74
AEGON Funding Co. LLC	5.750%	12/15/20	81	89
Aetna Inc.	1.700%	6/7/18	300	300
Aetna Inc.	2.200%	3/15/19	60	60
Aetna Inc.	2.750%	11/15/22	200	200
Aetna Inc.	2.800%	6/15/23	225	223
Aetna Inc.	3.500%	11/15/24	125	128
Aetna Inc.	6.625%	6/15/36	130	170
Aetna Inc.	6.750%	12/15/37	100	134
Aetna Inc.	4.500%	5/15/42	75	78
Aetna Inc.	4.125%	11/15/42	75	74
Aflac Inc.	2.400%	3/16/20	100	101
Aflac Inc.	4.000%	2/15/22	50	53
Aflac Inc.	3.625%	6/15/23	125	130
Aflac Inc.	3.625%	11/15/24	125	129
Aflac Inc.	3.250%	3/17/25	75	75
Aflac Inc.	2.875%	10/15/26	325	313
Aflac Inc.	4.000%	10/15/46	50	47
Alleghany Corp.	5.625%	9/15/20	100	110
Alleghany Corp.	4.900%	9/15/44	100	102
Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	50	54
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	74
Allstate Corp.	3.150%	6/15/23	350	356
Allstate Corp.	5.550%	5/9/35	75	90
Allstate Corp.	4.500%	6/15/43	125	133
Allstate Corp.	4.200%	12/15/46	275	280
5 Allstate Corp.	5.750%	8/15/53	75	80
5 Allstate Corp.	6.500%	5/15/67	100	114
Alterra Finance LLC	6.250%	9/30/20	55	61
American Financial Group Inc.	9.875%	6/15/19	50	58
American Financial Group Inc.	3.500%	8/15/26	50	49
American International Group Inc.	3.375%	8/15/20	125	128
American International Group Inc.	6.400%	12/15/20	385	436
American International Group Inc.	4.875%	6/1/22	250	271
American International Group Inc.	4.125%	2/15/24	170	175
American International Group Inc.	3.875%	1/15/35	200	183
American International Group Inc.	4.700%	7/10/35	75	76
American International Group Inc.	6.250%	5/1/36	475	563
American International Group Inc.	4.500%	7/16/44	500	477

American International Group Inc.	4.375%	1/15/55	125	111
5 American International Group Inc.	8.175%	5/15/68	95	121
Anthem Inc.	2.250%	8/15/19	150	151
Anthem Inc.	4.350%	8/15/20	100	106
Anthem Inc.	3.700%	8/15/21	125	129
Anthem Inc.	3.125%	5/15/22	150	151
Anthem Inc.	3.300%	1/15/23	475	479
Anthem Inc.	3.500%	8/15/24	125	126
Anthem Inc.	5.950%	12/15/34	75	86
Anthem Inc.	5.850%	1/15/36	125	145
Anthem Inc.	6.375%	6/15/37	110	135
Anthem Inc.	4.625%	5/15/42	175	178
Anthem Inc.	4.650%	1/15/43	175	179
Anthem Inc.	5.100%	1/15/44	100	108
Anthem Inc.	4.850%	8/15/54	50	52
Aon Corp.	5.000%	9/30/20	200	216
Aon Corp.	8.205%	1/1/27	25	32
Aon Corp.	6.250%	9/30/40	100	119
Aon plc	3.500%	6/14/24	100	100
Aon plc	3.875%	12/15/25	200	204
Aon plc	4.450%	5/24/43	50	47
Aon plc	4.600%	6/14/44	175	169
Aon plc	4.750%	5/15/45	100	100
Arch Capital Finance LLC	4.011%	12/15/26	100	103
Arch Capital Finance LLC	5.031%	12/15/46	100	107
Arch Capital Group Ltd.	7.350%	5/1/34	50	66
Arch Capital Group US Inc.	5.144%	11/1/43	50	54
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	184
Assurant Inc.	4.000%	3/15/23	100	101
Assurant Inc.	6.750%	2/15/34	50	60
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	75	81
AXA SA	8.600%	12/15/30	225	312
AXIS Specialty Finance LLC	5.875%	6/1/20	75	82
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	550	574
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	50	50
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	150	150
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	200	198
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	275	284
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	134
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	154
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	93
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	125	131
Berkshire Hathaway Inc.	1.150%	8/15/18	200	199
Berkshire Hathaway Inc.	2.100%	8/14/19	125	126
Berkshire Hathaway Inc.	3.000%	2/11/23	125	127
Berkshire Hathaway Inc.	2.750%	3/15/23	450	450
Berkshire Hathaway Inc.	3.125%	3/15/26	725	723
Berkshire Hathaway Inc.	4.500%	2/11/43	150	161
Black Knight InfoServ LLC / Black Knight
Lending Solutions Inc.	5.750%	4/15/23	65	68
Brown & Brown Inc.	4.200%	9/15/24	100	103
Chubb Corp.	5.750%	5/15/18	50	52
Chubb Corp.	6.000%	5/11/37	125	159
Chubb Corp.	6.500%	5/15/38	50	67
Chubb INA Holdings Inc.	5.900%	6/15/19	25	27
Chubb INA Holdings Inc.	2.875%	11/3/22	150	151
Chubb INA Holdings Inc.	2.700%	3/13/23	125	124

Chubb INA Holdings Inc.	3.350%	5/15/24	100	102
Chubb INA Holdings Inc.	3.150%	3/15/25	250	251
Chubb INA Holdings Inc.	3.350%	5/3/26	375	379
Chubb INA Holdings Inc.	4.150%	3/13/43	100	102
Chubb INA Holdings Inc.	4.350%	11/3/45	400	422
Cigna Corp.	5.125%	6/15/20	50	54
Cigna Corp.	4.375%	12/15/20	45	48
Cigna Corp.	4.500%	3/15/21	50	53
Cigna Corp.	4.000%	2/15/22	125	131
Cigna Corp.	3.250%	4/15/25	450	445
Cigna Corp.	7.875%	5/15/27	50	67
Cigna Corp.	5.375%	2/15/42	75	87
Cincinnati Financial Corp.	6.125%	11/1/34	150	180
CNA Financial Corp.	7.350%	11/15/19	25	28
CNA Financial Corp.	5.875%	8/15/20	75	83
CNA Financial Corp.	5.750%	8/15/21	75	84
CNA Financial Corp.	4.500%	3/1/26	225	238
Coventry Health Care Inc.	5.450%	6/15/21	100	111
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	91
Enstar Group Ltd.	4.500%	3/10/22	50	50
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	100
First American Financial Corp.	4.600%	11/15/24	100	101
Hanover Insurance Group Inc.	4.500%	4/15/26	100	104
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	27
Hartford Financial Services Group Inc.	5.125%	4/15/22	150	166
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	58
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	169
Humana Inc.	7.200%	6/15/18	100	106
Humana Inc.	3.850%	10/1/24	150	154
Humana Inc.	3.950%	3/15/27	200	205
Humana Inc.	8.150%	6/15/38	175	243
Humana Inc.	4.625%	12/1/42	75	76
Humana Inc.	4.800%	3/15/47	75	78
Kemper Corp.	4.350%	2/15/25	50	50
Lincoln National Corp.	6.250%	2/15/20	25	27
Lincoln National Corp.	4.850%	6/24/21	50	54
Lincoln National Corp.	4.200%	3/15/22	50	53
Lincoln National Corp.	4.000%	9/1/23	50	52
Lincoln National Corp.	3.625%	12/12/26	200	199
Lincoln National Corp.	6.150%	4/7/36	10	12
Lincoln National Corp.	6.300%	10/9/37	75	90
Lincoln National Corp.	7.000%	6/15/40	160	207
Loews Corp.	2.625%	5/15/23	75	73
Loews Corp.	6.000%	2/1/35	50	60
Loews Corp.	4.125%	5/15/43	175	168
Manulife Financial Corp.	4.900%	9/17/20	275	296
Manulife Financial Corp.	4.150%	3/4/26	175	185
5 Manulife Financial Corp.	4.061%	2/24/32	220	221
Manulife Financial Corp.	5.375%	3/4/46	100	116
Markel Corp.	4.900%	7/1/22	125	135
Markel Corp.	5.000%	3/30/43	50	51
Markel Corp.	5.000%	4/5/46	100	103
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	502
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	320
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	102
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	102
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	103

Mercury General Corp.	4.400%	3/15/27	75	75
MetLife Inc.	6.817%	8/15/18	25	27
MetLife Inc.	7.717%	2/15/19	50	55
MetLife Inc.	4.750%	2/8/21	550	596
MetLife Inc.	3.048%	12/15/22	225	228
MetLife Inc.	3.600%	4/10/24	175	181
MetLife Inc.	3.000%	3/1/25	250	245
MetLife Inc.	3.600%	11/13/25	500	511
MetLife Inc.	6.500%	12/15/32	175	225
MetLife Inc.	6.375%	6/15/34	100	128
MetLife Inc.	5.700%	6/15/35	200	240
MetLife Inc.	5.875%	2/6/41	25	31
MetLife Inc.	4.125%	8/13/42	125	122
MetLife Inc.	4.875%	11/13/43	175	191
MetLife Inc.	4.721%	12/15/44	63	67
MetLife Inc.	4.600%	5/13/46	120	127
5 MetLife Inc.	6.400%	12/15/66	210	230
Montpelier Re Holdings Ltd.	4.700%	10/15/22	100	106
Old Republic International Corp.	4.875%	10/1/24	125	132
Old Republic International Corp.	3.875%	8/26/26	100	99
PartnerRe Finance B LLC	5.500%	6/1/20	100	109
Primerica Inc.	4.750%	7/15/22	25	27
Principal Financial Group Inc.	3.300%	9/15/22	50	51
Principal Financial Group Inc.	3.125%	5/15/23	100	100
Principal Financial Group Inc.	3.100%	11/15/26	100	97
Principal Financial Group Inc.	4.625%	9/15/42	50	53
Principal Financial Group Inc.	4.350%	5/15/43	50	51
Principal Financial Group Inc.	4.300%	11/15/46	75	75
5 Principal Financial Group Inc.	4.700%	5/15/55	65	66
Progressive Corp.	3.750%	8/23/21	75	79
Progressive Corp.	2.450%	1/15/27	150	141
Progressive Corp.	6.625%	3/1/29	125	161
Progressive Corp.	4.350%	4/25/44	50	52
Prudential Financial Inc.	2.300%	8/15/18	25	25
Prudential Financial Inc.	5.375%	6/21/20	100	110
Prudential Financial Inc.	4.500%	11/15/20	325	349
Prudential Financial Inc.	4.500%	11/16/21	75	81
Prudential Financial Inc.	3.500%	5/15/24	125	129
Prudential Financial Inc.	5.750%	7/15/33	100	117
Prudential Financial Inc.	5.400%	6/13/35	100	114
Prudential Financial Inc.	5.900%	3/17/36	150	178
Prudential Financial Inc.	5.700%	12/14/36	125	148
Prudential Financial Inc.	6.625%	12/1/37	175	225
Prudential Financial Inc.	6.625%	6/21/40	300	390
5 Prudential Financial Inc.	5.875%	9/15/42	175	190
5 Prudential Financial Inc.	5.625%	6/15/43	375	402
Prudential Financial Inc.	5.100%	8/15/43	50	56
5 Prudential Financial Inc.	5.200%	3/15/44	85	87
Prudential Financial Inc.	4.600%	5/15/44	125	132
5 Prudential Financial Inc.	5.375%	5/15/45	250	262
Reinsurance Group of America Inc.	6.450%	11/15/19	75	83
Reinsurance Group of America Inc.	5.000%	6/1/21	75	82
Reinsurance Group of America Inc.	4.700%	9/15/23	75	81
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	75	93
Torchmark Corp.	3.800%	9/15/22	50	52
Transatlantic Holdings Inc.	8.000%	11/30/39	175	230
Travelers Cos. Inc.	5.900%	6/2/19	300	327

Travelers Cos. Inc.	3.900%	11/1/20	125	132
Travelers Cos. Inc.	6.250%	6/15/37	150	195
Travelers Cos. Inc.	4.300%	8/25/45	150	157
UnitedHealth Group Inc.	1.900%	7/16/18	250	251
UnitedHealth Group Inc.	1.700%	2/15/19	200	200
UnitedHealth Group Inc.	1.625%	3/15/19	100	100
UnitedHealth Group Inc.	2.300%	12/15/19	125	126
UnitedHealth Group Inc.	2.700%	7/15/20	250	255
UnitedHealth Group Inc.	4.700%	2/15/21	75	81
UnitedHealth Group Inc.	2.125%	3/15/21	225	223
UnitedHealth Group Inc.	3.375%	11/15/21	100	104
UnitedHealth Group Inc.	2.875%	12/15/21	125	127
UnitedHealth Group Inc.	3.350%	7/15/22	180	186
UnitedHealth Group Inc.	2.750%	2/15/23	175	175
UnitedHealth Group Inc.	2.875%	3/15/23	25	25
UnitedHealth Group Inc.	3.750%	7/15/25	450	470
UnitedHealth Group Inc.	3.100%	3/15/26	225	223
UnitedHealth Group Inc.	3.450%	1/15/27	75	76
UnitedHealth Group Inc.	3.375%	4/15/27	350	353
UnitedHealth Group Inc.	4.625%	7/15/35	175	191
UnitedHealth Group Inc.	6.500%	6/15/37	50	65
UnitedHealth Group Inc.	6.625%	11/15/37	125	166
UnitedHealth Group Inc.	6.875%	2/15/38	245	335
UnitedHealth Group Inc.	5.950%	2/15/41	60	76
UnitedHealth Group Inc.	4.625%	11/15/41	110	117
UnitedHealth Group Inc.	4.375%	3/15/42	50	52
UnitedHealth Group Inc.	3.950%	10/15/42	175	170
UnitedHealth Group Inc.	4.250%	3/15/43	125	127
UnitedHealth Group Inc.	4.750%	7/15/45	305	337
UnitedHealth Group Inc.	4.200%	1/15/47	135	137
UnitedHealth Group Inc.	4.250%	4/15/47	500	510
Unum Group	5.625%	9/15/20	50	55
Unum Group	3.000%	5/15/21	100	101
Unum Group	4.000%	3/15/24	50	51
Unum Group	5.750%	8/15/42	25	28
Voya Financial Inc.	5.700%	7/15/43	75	83
Voya Financial Inc.	4.800%	6/15/46	100	99
WR Berkley Corp.	5.375%	9/15/20	175	191
XLIT Ltd.	5.750%	10/1/21	105	116
XLIT Ltd.	4.450%	3/31/25	100	101
XLIT Ltd.	6.250%	5/15/27	125	147
XLIT Ltd.	5.500%	3/31/45	100	100

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	100	100
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	133
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	75	75
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	50
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	103
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	50	51
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	100	104
AvalonBay Communities Inc.	2.850%	3/15/23	25	25
AvalonBay Communities Inc.	4.200%	12/15/23	75	79
AvalonBay Communities Inc.	3.450%	6/1/25	300	301
AvalonBay Communities Inc.	2.950%	5/11/26	150	144

AvalonBay Communities Inc.	2.900%	10/15/26	50	47
Boston Properties LP	5.625%	11/15/20	325	358
Boston Properties LP	4.125%	5/15/21	75	79
Boston Properties LP	3.850%	2/1/23	225	233
Boston Properties LP	3.125%	9/1/23	275	273
Boston Properties LP	3.650%	2/1/26	100	99
Boston Properties LP	2.750%	10/1/26	50	46
Brandywine Operating Partnership LP	4.950%	4/15/18	250	257
Brixmor Operating Partnership LP	3.875%	8/15/22	100	102
Brixmor Operating Partnership LP	3.850%	2/1/25	125	124
Brixmor Operating Partnership LP	4.125%	6/15/26	200	200
Brixmor Operating Partnership LP	3.900%	3/15/27	75	74
Care Capital Properties LP	5.125%	8/15/26	25	25
CBL & Associates LP	5.250%	12/1/23	100	97
CBL & Associates LP	4.600%	10/15/24	100	92
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	102
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	25	24
Corporate Office Properties LP	3.700%	6/15/21	50	51
Corporate Office Properties LP	3.600%	5/15/23	150	147
CubeSmart LP	4.375%	12/15/23	100	104
CubeSmart LP	4.000%	11/15/25	50	51
CubeSmart LP	3.125%	9/1/26	100	94
DCT Industrial Operating Partnership LP	4.500%	10/15/23	50	52
DDR Corp.	4.750%	4/15/18	25	26
DDR Corp.	3.500%	1/15/21	75	76
DDR Corp.	4.625%	7/15/22	200	210
DDR Corp.	3.375%	5/15/23	275	266
DDR Corp.	3.625%	2/1/25	200	192
DDR Corp.	4.250%	2/1/26	70	69
Digital Realty Trust LP	5.250%	3/15/21	75	81
Digital Realty Trust LP	3.950%	7/1/22	75	78
Digital Realty Trust LP	3.625%	10/1/22	575	589
Duke Realty LP	3.250%	6/30/26	175	169
EPR Properties	5.750%	8/15/22	25	27
EPR Properties	5.250%	7/15/23	125	131
EPR Properties	4.500%	4/1/25	50	50
EPR Properties	4.750%	12/15/26	100	101
ERP Operating LP	4.750%	7/15/20	50	53
ERP Operating LP	4.625%	12/15/21	129	139
ERP Operating LP	3.000%	4/15/23	125	124
ERP Operating LP	3.375%	6/1/25	125	124
ERP Operating LP	2.850%	11/1/26	50	47
ERP Operating LP	4.500%	7/1/44	150	152
ERP Operating LP	4.500%	6/1/45	125	128
Essex Portfolio LP	5.200%	3/15/21	50	54
Essex Portfolio LP	3.375%	1/15/23	175	175
Essex Portfolio LP	3.250%	5/1/23	25	25
Essex Portfolio LP	3.500%	4/1/25	100	100
Essex Portfolio LP	3.375%	4/15/26	100	97
Federal Realty Investment Trust	2.750%	6/1/23	25	24
Federal Realty Investment Trust	4.500%	12/1/44	300	305
HCP Inc.	3.750%	2/1/19	50	51
HCP Inc.	2.625%	2/1/20	375	377
HCP Inc.	5.375%	2/1/21	15	16
HCP Inc.	3.150%	8/1/22	75	75

HCP Inc.	4.000%	12/1/22	210	217
HCP Inc.	4.250%	11/15/23	250	258
HCP Inc.	3.400%	2/1/25	75	73
HCP Inc.	6.750%	2/1/41	100	123
Healthcare Trust of America Holdings LP	3.375%	7/15/21	100	102
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	25
Healthcare Trust of America Holdings LP	3.500%	8/1/26	100	96
Highwoods Realty LP	3.200%	6/15/21	100	101
Hospitality Properties Trust	4.650%	3/15/24	140	143
Hospitality Properties Trust	5.250%	2/15/26	100	105
Hospitality Properties Trust	4.950%	2/15/27	100	103
Host Hotels & Resorts LP	6.000%	10/1/21	100	111
Host Hotels & Resorts LP	4.750%	3/1/23	50	53
Host Hotels & Resorts LP	3.750%	10/15/23	336	338
Host Hotels & Resorts LP	3.875%	4/1/24	75	76
Host Hotels & Resorts LP	4.000%	6/15/25	50	50
Kilroy Realty LP	4.800%	7/15/18	175	180
Kilroy Realty LP	3.800%	1/15/23	200	205
Kimco Realty Corp.	6.875%	10/1/19	50	56
Kimco Realty Corp.	3.125%	6/1/23	25	25
Kimco Realty Corp.	2.800%	10/1/26	125	115
Kimco Realty Corp.	3.800%	4/1/27	375	374
Kimco Realty Corp.	4.125%	12/1/46	50	46
Kite Realty Group LP	4.000%	10/1/26	200	193
Liberty Property LP	3.375%	6/15/23	50	50
Liberty Property LP	4.400%	2/15/24	100	106
Liberty Property LP	3.750%	4/1/25	325	329
LifeStorage LP	3.500%	7/1/26	325	310
Mack-Cali Realty LP	4.500%	4/18/22	75	76
Mid-America Apartments LP	4.300%	10/15/23	150	158
Mid-America Apartments LP	3.750%	6/15/24	50	51
National Retail Properties Inc.	3.800%	10/15/22	200	208
Omega Healthcare Investors Inc.	4.375%	8/1/23	500	506
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	103
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	100
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	104
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	294
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	69
Physicians Realty LP	4.300%	3/15/27	150	150
Piedmont Operating Partnership LP	3.400%	6/1/23	50	48
ProLogis LP	2.750%	2/15/19	150	152
Realty Income Corp.	6.750%	8/15/19	200	221
Realty Income Corp.	3.250%	10/15/22	50	51
Realty Income Corp.	3.875%	7/15/24	50	51
Realty Income Corp.	4.125%	10/15/26	100	103
Realty Income Corp.	3.000%	1/15/27	100	94
Realty Income Corp.	4.650%	3/15/47	150	153
Regency Centers LP	4.400%	2/1/47	100	98
Select Income REIT	4.150%	2/1/22	100	100
Select Income REIT	4.500%	2/1/25	50	50
Senior Housing Properties Trust	3.250%	5/1/19	100	101
Senior Housing Properties Trust	4.750%	5/1/24	100	102
Simon Property Group LP	2.200%	2/1/19	575	578
Simon Property Group LP	5.650%	2/1/20	75	82
Simon Property Group LP	4.375%	3/1/21	125	133
Simon Property Group LP	2.500%	7/15/21	120	120
Simon Property Group LP	4.125%	12/1/21	250	265

Simon Property Group LP	2.350%	1/30/22	150	148
Simon Property Group LP	3.375%	3/15/22	100	103
Simon Property Group LP	2.750%	2/1/23	25	25
Simon Property Group LP	3.750%	2/1/24	150	155
Simon Property Group LP	3.500%	9/1/25	100	101
Simon Property Group LP	3.300%	1/15/26	175	173
Simon Property Group LP	3.250%	11/30/26	150	147
Simon Property Group LP	4.750%	3/15/42	75	79
Simon Property Group LP	4.250%	11/30/46	200	193
Tanger Properties LP	3.875%	12/1/23	25	25
Tanger Properties LP	3.125%	9/1/26	175	163
UDR Inc.	4.250%	6/1/18	125	128
UDR Inc.	3.700%	10/1/20	25	26
UDR Inc.	4.625%	1/10/22	50	53
UDR Inc.	2.950%	9/1/26	150	140
Ventas Realty LP	3.750%	5/1/24	200	202
Ventas Realty LP	4.125%	1/15/26	75	76
Ventas Realty LP	3.250%	10/15/26	75	71
Ventas Realty LP	3.850%	4/1/27	50	50
Ventas Realty LP	5.700%	9/30/43	75	85
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	150	155
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	268
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	201
Washington Prime Group LP	3.850%	4/1/20	50	50
Washington REIT	4.950%	10/1/20	25	27
Washington REIT	3.950%	10/15/22	75	76
Weingarten Realty Investors	3.375%	10/15/22	50	50
Weingarten Realty Investors	3.500%	4/15/23	100	100
Welltower Inc.	4.125%	4/1/19	200	207
Welltower Inc.	4.950%	1/15/21	75	80
Welltower Inc.	5.250%	1/15/22	100	110
Welltower Inc.	3.750%	3/15/23	75	77
Welltower Inc.	4.000%	6/1/25	200	203
Welltower Inc.	4.250%	4/1/26	150	154
Welltower Inc.	6.500%	3/15/41	25	31
WP Carey Inc.	4.600%	4/1/24	75	78
WP Carey Inc.	4.000%	2/1/25	50	49
WP Carey Inc.	4.250%	10/1/26	75	74
				262,559
Industrial (17.1%)
Basic Industry (1.0%)
Agrium Inc.	6.750%	1/15/19	100	108
Agrium Inc.	3.500%	6/1/23	299	301
Agrium Inc.	3.375%	3/15/25	250	247
Agrium Inc.	4.125%	3/15/35	250	241
Agrium Inc.	6.125%	1/15/41	25	30
Agrium Inc.	4.900%	6/1/43	50	52
Agrium Inc.	5.250%	1/15/45	200	219
Air Products & Chemicals Inc.	3.000%	11/3/21	75	77
Air Products & Chemicals Inc.	2.750%	2/3/23	50	50
Air Products & Chemicals Inc.	3.350%	7/31/24	75	77
Airgas Inc.	3.050%	8/1/20	100	103
Airgas Inc.	3.650%	7/15/24	100	104
Albemarle Corp.	4.150%	12/1/24	75	78
Albemarle Corp.	5.450%	12/1/44	75	83
Barrick Gold Corp.	4.100%	5/1/23	157	167
Barrick North America Finance LLC	4.400%	5/30/21	31	33

Barrick North America Finance LLC	5.700%	5/30/41	450	513
Barrick North America Finance LLC	5.750%	5/1/43	150	174
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	57
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	176	179
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	100	106
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	150
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	644
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	26
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	79
Domtar Corp.	6.250%	9/1/42	25	25
Domtar Corp.	6.750%	2/15/44	100	106
Dow Chemical Co.	8.550%	5/15/19	325	368
Dow Chemical Co.	4.250%	11/15/20	125	132
Dow Chemical Co.	4.125%	11/15/21	566	600
Dow Chemical Co.	3.500%	10/1/24	50	51
Dow Chemical Co.	7.375%	11/1/29	25	34
Dow Chemical Co.	4.250%	10/1/34	50	50
Dow Chemical Co.	9.400%	5/15/39	350	551
Dow Chemical Co.	5.250%	11/15/41	100	110
Eastman Chemical Co.	5.500%	11/15/19	175	190
Eastman Chemical Co.	2.700%	1/15/20	150	152
Eastman Chemical Co.	4.500%	1/15/21	6	6
Eastman Chemical Co.	3.600%	8/15/22	49	51
Eastman Chemical Co.	4.800%	9/1/42	225	230
Eastman Chemical Co.	4.650%	10/15/44	150	151
Ecolab Inc.	4.350%	12/8/21	200	216
Ecolab Inc.	2.700%	11/1/26	200	190
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	290
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	426
EI du Pont de Nemours & Co.	2.800%	2/15/23	125	124
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	124
EI du Pont de Nemours & Co.	4.900%	1/15/41	200	217
EI du Pont de Nemours & Co.	4.150%	2/15/43	175	171
Fibria Overseas Finance Ltd.	5.250%	5/12/24	100	103
FMC Corp.	3.950%	2/1/22	50	51
FMC Corp.	4.100%	2/1/24	250	256
Georgia-Pacific LLC	8.000%	1/15/24	250	320
Georgia-Pacific LLC	7.375%	12/1/25	100	127
Georgia-Pacific LLC	8.875%	5/15/31	250	381
Goldcorp Inc.	3.700%	3/15/23	200	204
Goldcorp Inc.	5.450%	6/9/44	100	106
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	25
International Paper Co.	7.500%	8/15/21	450	536
International Paper Co.	3.650%	6/15/24	100	102
International Paper Co.	3.800%	1/15/26	75	76
International Paper Co.	3.000%	2/15/27	200	187
International Paper Co.	5.000%	9/15/35	100	107
International Paper Co.	7.300%	11/15/39	100	130
International Paper Co.	4.800%	6/15/44	200	199
International Paper Co.	5.150%	5/15/46	200	209
International Paper Co.	4.400%	8/15/47	300	282
LYB International Finance BV	5.250%	7/15/43	200	218
LYB International Finance II BV	3.500%	3/2/27	100	98
LyondellBasell Industries NV	5.000%	4/15/19	275	290
LyondellBasell Industries NV	6.000%	11/15/21	175	198
LyondellBasell Industries NV	5.750%	4/15/24	175	200
LyondellBasell Industries NV	4.625%	2/26/55	425	400

Meadwestvaco Corp.	7.950%	2/15/31	125	168
Methanex Corp.	3.250%	12/15/19	200	201
Monsanto Co.	2.125%	7/15/19	100	100
Monsanto Co.	2.750%	7/15/21	200	200
Monsanto Co.	5.500%	8/15/25	325	367
Monsanto Co.	4.200%	7/15/34	100	99
Monsanto Co.	5.875%	4/15/38	75	87
Monsanto Co.	3.950%	4/15/45	200	182
Monsanto Co.	4.700%	7/15/64	300	279
Mosaic Co.	3.750%	11/15/21	150	155
Mosaic Co.	5.450%	11/15/33	100	105
Mosaic Co.	5.625%	11/15/43	100	103
Newmont Mining Corp.	5.875%	4/1/35	100	110
Newmont Mining Corp.	4.875%	3/15/42	250	251
Nucor Corp.	5.850%	6/1/18	150	157
Nucor Corp.	6.400%	12/1/37	100	127
Nucor Corp.	5.200%	8/1/43	200	227
Packaging Corp. of America	3.900%	6/15/22	100	104
Packaging Corp. of America	4.500%	11/1/23	350	374
Placer Dome Inc.	6.450%	10/15/35	75	87
Plum Creek Timberlands LP	4.700%	3/15/21	75	80
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	132
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	237
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	100	102
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	275	308
PPG Industries Inc.	2.300%	11/15/19	300	303
Praxair Inc.	4.500%	8/15/19	50	53
Praxair Inc.	3.000%	9/1/21	75	77
Praxair Inc.	2.450%	2/15/22	450	450
Praxair Inc.	2.200%	8/15/22	200	196
Praxair Inc.	3.550%	11/7/42	50	48
Rayonier Inc.	3.750%	4/1/22	50	50
Reliance Steel & Aluminum Co.	4.500%	4/15/23	75	78
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	256
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	218	249
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	300	314
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	820	849
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	98
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	143
Rio Tinto Finance USA plc	3.500%	3/22/22	10	10
Rio Tinto Finance USA plc	2.875%	8/21/22	10	10
Rio Tinto Finance USA plc	4.750%	3/22/42	150	163
Rohm & Haas Co.	7.850%	7/15/29	250	349
RPM International Inc.	6.125%	10/15/19	25	27
RPM International Inc.	3.450%	11/15/22	100	101
RPM International Inc.	3.750%	3/15/27	50	50
Sherwin-Williams Co.	3.450%	8/1/25	225	226
Sherwin-Williams Co.	4.550%	8/1/45	90	91
Southern Copper Corp.	5.375%	4/16/20	75	81
Southern Copper Corp.	3.500%	11/8/22	400	401
Southern Copper Corp.	3.875%	4/23/25	50	50
Southern Copper Corp.	7.500%	7/27/35	100	122
Southern Copper Corp.	6.750%	4/16/40	125	141
Southern Copper Corp.	5.875%	4/23/45	700	728
Syngenta Finance NV	3.125%	3/28/22	100	100
Syngenta Finance NV	4.375%	3/28/42	50	46
Vale Overseas Ltd.	5.625%	9/15/19	75	80

Vale Overseas Ltd.	5.875%	6/10/21	500	535
Vale Overseas Ltd.	4.375%	1/11/22	700	714
Vale Overseas Ltd.	6.250%	8/10/26	300	324
Vale Overseas Ltd.	8.250%	1/17/34	50	59
Vale Overseas Ltd.	6.875%	11/21/36	275	295
Vale Overseas Ltd.	6.875%	11/10/39	450	480
Vale SA	5.625%	9/11/42	300	283
Valspar Corp.	7.250%	6/15/19	100	110
Valspar Corp.	3.950%	1/15/26	200	203
8 Westlake Chemical Corp.	3.600%	8/15/26	500	490
8 Westlake Chemical Corp.	5.000%	8/15/46	200	205
WestRock RKT Co.	3.500%	3/1/20	150	154
WestRock RKT Co.	4.900%	3/1/22	100	108
Weyerhaeuser Co.	7.375%	10/1/19	250	280
Weyerhaeuser Co.	8.500%	1/15/25	50	66
Weyerhaeuser Co.	7.375%	3/15/32	100	131
Weyerhaeuser Co.	6.875%	12/15/33	50	61
Yamana Gold Inc.	4.950%	7/15/24	110	111

Capital Goods (1.4%)
3M Co.	1.375%	8/7/18	100	100
3M Co.	2.000%	8/7/20	100	101
3M Co.	1.625%	9/19/21	150	146
3M Co.	3.000%	8/7/25	100	101
3M Co.	2.250%	9/19/26	150	140
3M Co.	6.375%	2/15/28	100	129
3M Co.	5.700%	3/15/37	125	155
3M Co.	3.125%	9/19/46	75	66
ABB Finance USA Inc.	4.375%	5/8/42	25	26
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	55
Bemis Co. Inc.	3.100%	9/15/26	50	48
Boeing Co.	6.000%	3/15/19	400	432
Boeing Co.	4.875%	2/15/20	175	190
Boeing Co.	1.650%	10/30/20	100	99
Boeing Co.	2.125%	3/1/22	50	49
Boeing Co.	2.200%	10/30/22	100	98
Boeing Co.	1.875%	6/15/23	100	95
Boeing Co.	2.500%	3/1/25	500	482
Boeing Co.	2.250%	6/15/26	50	47
Boeing Co.	2.800%	3/1/27	50	49
Boeing Co.	6.625%	2/15/38	50	68
Boeing Co.	6.875%	3/15/39	75	106
Boeing Co.	5.875%	2/15/40	275	352
Boeing Co.	3.375%	6/15/46	75	69
Boeing Co.	3.650%	3/1/47	50	48
Carlisle Cos. Inc.	3.750%	11/15/22	75	74
Caterpillar Financial Services Corp.	1.800%	11/13/18	250	250
Caterpillar Financial Services Corp.	7.150%	2/15/19	325	356
Caterpillar Financial Services Corp.	2.250%	12/1/19	550	554
Caterpillar Financial Services Corp.	2.100%	1/10/20	200	200
Caterpillar Financial Services Corp.	2.000%	3/5/20	250	249
Caterpillar Financial Services Corp.	2.500%	11/13/20	50	50
Caterpillar Financial Services Corp.	1.700%	8/9/21	300	289
Caterpillar Financial Services Corp.	2.750%	8/20/21	100	101
Caterpillar Financial Services Corp.	3.300%	6/9/24	250	252
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	95
Caterpillar Inc.	3.900%	5/27/21	125	132

Caterpillar Inc.	2.600%	6/26/22	50	50
Caterpillar Inc.	3.400%	5/15/24	250	257
Caterpillar Inc.	5.200%	5/27/41	150	172
Caterpillar Inc.	3.803%	8/15/42	343	325
Crane Co.	2.750%	12/15/18	50	51
Crane Co.	4.450%	12/15/23	50	52
CRH America Inc.	8.125%	7/15/18	100	108
CRH America Inc.	5.750%	1/15/21	75	83
Deere & Co.	4.375%	10/16/19	175	186
Deere & Co.	2.600%	6/8/22	125	125
Deere & Co.	5.375%	10/16/29	125	150
Deere & Co.	7.125%	3/3/31	100	137
Deere & Co.	3.900%	6/9/42	75	75
Dover Corp.	3.150%	11/15/25	200	201
Dover Corp.	6.600%	3/15/38	75	97
Eaton Corp.	5.600%	5/15/18	300	312
Eaton Corp.	2.750%	11/2/22	200	199
Eaton Corp.	4.000%	11/2/32	25	25
Eaton Corp.	4.150%	11/2/42	50	49
Eaton Electric Holdings LLC	3.875%	12/15/20	100	105
Embraer Netherlands Finance BV	5.050%	6/15/25	200	206
Embraer Netherlands Finance BV	5.400%	2/1/27	100	103
8 Embraer Overseas Ltd.	5.696%	9/16/23	100	108
Emerson Electric Co.	4.875%	10/15/19	25	27
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	2.625%	12/1/21	150	152
Emerson Electric Co.	3.150%	6/1/25	200	205
Emerson Electric Co.	6.000%	8/15/32	100	124
FLIR Systems Inc.	3.125%	6/15/21	50	50
Flowserve Corp.	3.500%	9/15/22	250	253
Flowserve Corp.	4.000%	11/15/23	50	52
8 Fortive Corp.	2.350%	6/15/21	100	99
8 Fortive Corp.	3.150%	6/15/26	150	148
8 Fortive Corp.	4.300%	6/15/46	100	100
Fortune Brands Home & Security Inc.	3.000%	6/15/20	75	76
Fortune Brands Home & Security Inc.	4.000%	6/15/25	100	103
General Dynamics Corp.	1.875%	8/15/23	300	285
General Dynamics Corp.	3.600%	11/15/42	100	95
General Electric Capital Corp.	2.300%	1/14/19	150	152
General Electric Capital Corp.	6.000%	8/7/19	194	213
General Electric Capital Corp.	2.100%	12/11/19	25	25
General Electric Capital Corp.	5.500%	1/8/20	211	231
General Electric Capital Corp.	2.200%	1/9/20	165	167
General Electric Capital Corp.	5.550%	5/4/20	108	120
General Electric Capital Corp.	4.375%	9/16/20	128	138
General Electric Capital Corp.	4.625%	1/7/21	201	218
General Electric Capital Corp.	5.300%	2/11/21	172	190
General Electric Capital Corp.	4.650%	10/17/21	347	381
General Electric Capital Corp.	3.150%	9/7/22	91	94
General Electric Capital Corp.	3.100%	1/9/23	224	230
General Electric Capital Corp.	3.450%	5/15/24	160	166
General Electric Capital Corp.	6.750%	3/15/32	705	950
General Electric Capital Corp.	6.150%	8/7/37	161	209
General Electric Capital Corp.	5.875%	1/14/38	510	644
General Electric Capital Corp.	6.875%	1/10/39	413	586
General Electric Co.	2.700%	10/9/22	1,100	1,108
General Electric Co.	4.125%	10/9/42	375	381

General Electric Co.	4.500%	3/11/44	350	375
Harris Corp.	1.999%	4/27/18	125	125
Harris Corp.	2.700%	4/27/20	75	75
Harris Corp.	4.400%	12/15/20	75	80
Harris Corp.	3.832%	4/27/25	200	204
Harris Corp.	4.854%	4/27/35	100	107
Harris Corp.	6.150%	12/15/40	75	91
Hexcel Corp.	4.700%	8/15/25	100	106
Honeywell International Inc.	1.400%	10/30/19	125	124
Honeywell International Inc.	4.250%	3/1/21	450	484
Honeywell International Inc.	1.850%	11/1/21	100	98
Honeywell International Inc.	2.500%	11/1/26	100	95
Honeywell International Inc.	5.700%	3/15/37	200	251
Honeywell International Inc.	5.375%	3/1/41	150	182
Hubbell Inc.	3.350%	3/1/26	75	75
Illinois Tool Works Inc.	1.950%	3/1/19	100	101
Illinois Tool Works Inc.	6.250%	4/1/19	100	109
Illinois Tool Works Inc.	3.375%	9/15/21	100	105
Illinois Tool Works Inc.	3.500%	3/1/24	200	208
Illinois Tool Works Inc.	2.650%	11/15/26	300	289
Illinois Tool Works Inc.	4.875%	9/15/41	75	85
Illinois Tool Works Inc.	3.900%	9/1/42	175	174
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	300	321
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	50	51
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	175	186
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	25	30
John Deere Capital Corp.	1.750%	8/10/18	75	75
John Deere Capital Corp.	5.750%	9/10/18	125	132
John Deere Capital Corp.	1.650%	10/15/18	100	100
John Deere Capital Corp.	1.950%	1/8/19	200	201
John Deere Capital Corp.	1.250%	10/9/19	500	493
John Deere Capital Corp.	1.700%	1/15/20	125	124
John Deere Capital Corp.	2.050%	3/10/20	250	250
John Deere Capital Corp.	2.200%	3/13/20	150	151
John Deere Capital Corp.	2.450%	9/11/20	75	76
John Deere Capital Corp.	2.550%	1/8/21	350	353
John Deere Capital Corp.	2.800%	3/4/21	100	102
John Deere Capital Corp.	3.900%	7/12/21	100	106
John Deere Capital Corp.	3.150%	10/15/21	25	26
John Deere Capital Corp.	2.650%	1/6/22	300	301
John Deere Capital Corp.	2.800%	1/27/23	50	50
John Deere Capital Corp.	2.800%	3/6/23	300	301
John Deere Capital Corp.	3.400%	9/11/25	75	77
John Deere Capital Corp.	2.650%	6/10/26	100	96
Johnson Controls International plc	5.000%	3/30/20	125	134
Johnson Controls International plc	4.250%	3/1/21	150	159
Johnson Controls International plc	3.750%	12/1/21	100	104
Johnson Controls International plc	3.625%	7/2/24	135	138
Johnson Controls International plc	3.900%	2/14/26	100	104
Johnson Controls International plc	6.000%	1/15/36	50	60
Johnson Controls International plc	5.125%	9/14/45	100	110
Johnson Controls International plc	4.950%	7/2/64	100	102
Kennametal Inc.	2.650%	11/1/19	75	75
Kennametal Inc.	3.875%	2/15/22	50	50
L3 Technologies Inc.	5.200%	10/15/19	100	107
L3 Technologies Inc.	4.750%	7/15/20	75	80
L3 Technologies Inc.	4.950%	2/15/21	75	81

L3 Technologies Inc.	3.950%	5/28/24	103	106
L3 Technologies Inc.	3.850%	12/15/26	50	51
Lafarge SA	7.125%	7/15/36	100	124
Leggett & Platt Inc.	3.800%	11/15/24	100	102
Lennox International Inc.	3.000%	11/15/23	100	99
Lockheed Martin Corp.	1.850%	11/23/18	75	75
Lockheed Martin Corp.	2.500%	11/23/20	140	141
Lockheed Martin Corp.	3.350%	9/15/21	725	750
Lockheed Martin Corp.	3.100%	1/15/23	200	203
Lockheed Martin Corp.	3.550%	1/15/26	280	284
Lockheed Martin Corp.	3.600%	3/1/35	150	143
Lockheed Martin Corp.	4.500%	5/15/36	100	106
Lockheed Martin Corp.	6.150%	9/1/36	375	474
Lockheed Martin Corp.	5.500%	11/15/39	25	29
Lockheed Martin Corp.	4.700%	5/15/46	375	404
Martin Marietta Materials Inc.	6.600%	4/15/18	50	52
Martin Marietta Materials Inc.	4.250%	7/2/24	100	104
Masco Corp.	7.125%	3/15/20	80	90
Masco Corp.	3.500%	4/1/21	70	71
Masco Corp.	4.450%	4/1/25	50	52
Masco Corp.	4.375%	4/1/26	100	104
Masco Corp.	7.750%	8/1/29	50	64
Mohawk Industries Inc.	3.850%	2/1/23	100	103
Northrop Grumman Corp.	1.750%	6/1/18	275	275
Northrop Grumman Corp.	3.500%	3/15/21	200	207
Northrop Grumman Corp.	3.250%	8/1/23	150	153
Northrop Grumman Corp.	3.200%	2/1/27	250	247
Northrop Grumman Corp.	5.050%	11/15/40	50	56
Northrop Grumman Corp.	4.750%	6/1/43	275	297
Owens Corning	4.200%	12/15/22	150	156
Owens Corning	3.400%	8/15/26	200	193
Parker-Hannifin Corp.	5.500%	5/15/18	50	52
Parker-Hannifin Corp.	3.500%	9/15/22	100	105
Parker-Hannifin Corp.	3.300%	11/21/24	100	102
8 Parker-Hannifin Corp.	3.250%	3/1/27	125	124
Parker-Hannifin Corp.	6.250%	5/15/38	25	32
Parker-Hannifin Corp.	4.450%	11/21/44	200	212
8 Parker-Hannifin Corp.	4.100%	3/1/47	75	75
Pentair Finance SA	2.650%	12/1/19	250	252
Precision Castparts Corp.	2.250%	6/15/20	150	151
Precision Castparts Corp.	2.500%	1/15/23	75	74
Precision Castparts Corp.	3.250%	6/15/25	100	101
Precision Castparts Corp.	3.900%	1/15/43	75	73
Precision Castparts Corp.	4.375%	6/15/45	300	315
Raytheon Co.	4.400%	2/15/20	100	107
Raytheon Co.	3.125%	10/15/20	25	26
Raytheon Co.	2.500%	12/15/22	275	274
Raytheon Co.	7.200%	8/15/27	25	33
Raytheon Co.	4.700%	12/15/41	350	388
Republic Services Inc.	3.800%	5/15/18	150	153
Republic Services Inc.	5.500%	9/15/19	150	162
Republic Services Inc.	5.000%	3/1/20	125	135
Republic Services Inc.	5.250%	11/15/21	175	195
Republic Services Inc.	3.550%	6/1/22	50	52
Republic Services Inc.	3.200%	3/15/25	250	249
Republic Services Inc.	6.200%	3/1/40	50	63
Republic Services Inc.	5.700%	5/15/41	100	120

Rockwell Collins Inc.	5.250%	7/15/19	25	27
Rockwell Collins Inc.	3.100%	11/15/21	50	51
Rockwell Collins Inc.	2.800%	3/15/22	170	170
Rockwell Collins Inc.	3.200%	3/15/24	100	100
Rockwell Collins Inc.	4.800%	12/15/43	65	69
Rockwell Collins Inc.	4.350%	4/15/47	100	100
Roper Technologies Inc.	2.050%	10/1/18	200	201
Roper Technologies Inc.	6.250%	9/1/19	75	82
Roper Technologies Inc.	3.000%	12/15/20	125	127
Roper Technologies Inc.	2.800%	12/15/21	200	200
Roper Technologies Inc.	3.850%	12/15/25	100	102
Roper Technologies Inc.	3.800%	12/15/26	120	121
Snap-on Inc.	6.125%	9/1/21	75	86
Snap-on Inc.	3.250%	3/1/27	50	50
Sonoco Products Co.	5.750%	11/1/40	145	168
Spirit AeroSystems Inc.	5.250%	3/15/22	600	622
Spirit AeroSystems Inc.	3.850%	6/15/26	65	64
Stanley Black & Decker Inc.	1.622%	11/17/18	100	100
Stanley Black & Decker Inc.	2.451%	11/17/18	100	100
Stanley Black & Decker Inc.	3.400%	12/1/21	150	156
Stanley Black & Decker Inc.	5.200%	9/1/40	125	139
Textron Inc.	3.875%	3/1/25	250	254
Textron Inc.	4.000%	3/15/26	100	102
Textron Inc.	3.650%	3/15/27	50	50
Timken CO	3.875%	9/1/24	100	98
United Technologies Corp.	1.500%	11/1/19	100	99
United Technologies Corp.	4.500%	4/15/20	100	108
United Technologies Corp.	1.950%	11/1/21	100	98
United Technologies Corp.	3.100%	6/1/22	485	498
United Technologies Corp.	2.650%	11/1/26	100	96
United Technologies Corp.	6.700%	8/1/28	100	130
United Technologies Corp.	7.500%	9/15/29	125	174
United Technologies Corp.	5.400%	5/1/35	150	174
United Technologies Corp.	6.050%	6/1/36	100	125
United Technologies Corp.	6.125%	7/15/38	300	383
United Technologies Corp.	5.700%	4/15/40	100	122
United Technologies Corp.	4.500%	6/1/42	600	635
United Technologies Corp.	4.150%	5/15/45	100	100
United Technologies Corp.	3.750%	11/1/46	200	188
Vulcan Materials Co.	7.500%	6/15/21	100	117
Vulcan Materials Co.	4.500%	4/1/25	200	211
8 Wabtec Corp.	3.450%	11/15/26	150	146
Waste Management Inc.	4.600%	3/1/21	50	54
Waste Management Inc.	2.400%	5/15/23	175	172
Waste Management Inc.	3.500%	5/15/24	100	104
Waste Management Inc.	3.900%	3/1/35	250	249
Waste Management Inc.	4.100%	3/1/45	100	100
WW Grainger Inc.	4.600%	6/15/45	200	216
WW Grainger Inc.	3.750%	5/15/46	75	71
Xylem Inc.	3.250%	11/1/26	100	99
Xylem Inc.	4.375%	11/1/46	100	99

Communication (2.6%)
21st Century Fox America Inc.	4.500%	2/15/21	550	586
21st Century Fox America Inc.	3.000%	9/15/22	150	150
21st Century Fox America Inc.	3.700%	10/15/25	100	101
21st Century Fox America Inc.	6.550%	3/15/33	200	243

21st Century Fox America Inc.	6.200%	12/15/34	350	414
21st Century Fox America Inc.	6.400%	12/15/35	365	442
21st Century Fox America Inc.	8.150%	10/17/36	175	244
21st Century Fox America Inc.	6.150%	3/1/37	175	207
21st Century Fox America Inc.	6.900%	8/15/39	100	128
21st Century Fox America Inc.	6.150%	2/15/41	250	298
21st Century Fox America Inc.	4.750%	9/15/44	100	100
21st Century Fox America Inc.	7.750%	12/1/45	100	139
8 Activision Blizzard Inc.	2.300%	9/15/21	125	123
8 Activision Blizzard Inc.	3.400%	9/15/26	175	171
America Movil SAB de CV	5.000%	10/16/19	400	427
America Movil SAB de CV	3.125%	7/16/22	275	277
America Movil SAB de CV	6.375%	3/1/35	175	206
America Movil SAB de CV	6.125%	11/15/37	150	175
America Movil SAB de CV	6.125%	3/30/40	375	438
America Movil SAB de CV	4.375%	7/16/42	250	238
American Tower Corp.	2.800%	6/1/20	75	76
American Tower Corp.	3.450%	9/15/21	475	483
American Tower Corp.	5.900%	11/1/21	475	531
American Tower Corp.	2.250%	1/15/22	125	120
American Tower Corp.	3.500%	1/31/23	50	50
American Tower Corp.	5.000%	2/15/24	150	162
American Tower Corp.	4.000%	6/1/25	100	101
American Tower Corp.	4.400%	2/15/26	100	103
American Tower Corp.	3.125%	1/15/27	100	93
AT&T Inc.	5.600%	5/15/18	450	469
AT&T Inc.	2.375%	11/27/18	400	403
AT&T Inc.	5.800%	2/15/19	250	267
AT&T Inc.	2.300%	3/11/19	100	101
AT&T Inc.	5.875%	10/1/19	175	189
AT&T Inc.	2.450%	6/30/20	500	500
AT&T Inc.	4.600%	2/15/21	175	186
AT&T Inc.	5.000%	3/1/21	450	487
AT&T Inc.	4.450%	5/15/21	275	292
AT&T Inc.	3.875%	8/15/21	250	260
AT&T Inc.	3.000%	2/15/22	300	299
AT&T Inc.	3.200%	3/1/22	250	252
AT&T Inc.	3.000%	6/30/22	500	497
AT&T Inc.	2.625%	12/1/22	350	342
AT&T Inc.	3.600%	2/17/23	1,125	1,140
AT&T Inc.	3.800%	3/1/24	125	126
AT&T Inc.	3.950%	1/15/25	200	201
AT&T Inc.	3.400%	5/15/25	895	864
AT&T Inc.	4.125%	2/17/26	275	279
AT&T Inc.	4.250%	3/1/27	600	609
AT&T Inc.	6.450%	6/15/34	265	302
AT&T Inc.	4.500%	5/15/35	200	189
AT&T Inc.	5.250%	3/1/37	400	407
AT&T Inc.	6.500%	9/1/37	175	205
AT&T Inc.	6.300%	1/15/38	275	316
AT&T Inc.	6.550%	2/15/39	50	59
AT&T Inc.	6.350%	3/15/40	100	114
AT&T Inc.	6.000%	8/15/40	300	329
AT&T Inc.	5.350%	9/1/40	756	772
AT&T Inc.	5.550%	8/15/41	225	238
AT&T Inc.	5.150%	3/15/42	375	372
AT&T Inc.	4.300%	12/15/42	271	241

AT&T Inc.	4.800%	6/15/44	600	561
AT&T Inc.	4.350%	6/15/45	699	615
AT&T Inc.	4.750%	5/15/46	550	512
AT&T Inc.	5.450%	3/1/47	400	409
AT&T Inc.	4.500%	3/9/48	582	517
AT&T Inc.	4.550%	3/9/49	62	55
AT&T Inc.	5.700%	3/1/57	200	205
AT&T Mobility LLC	7.125%	12/15/31	75	94
Bellsouth Capital Funding Corp.	7.875%	2/15/30	78	97
BellSouth LLC	6.875%	10/15/31	78	91
BellSouth LLC	6.550%	6/15/34	79	89
BellSouth LLC	6.000%	11/15/34	64	69
BellSouth Telecommunications LLC	6.375%	6/1/28	45	51
British Telecommunications plc	2.350%	2/14/19	200	201
British Telecommunications plc	9.125%	12/15/30	441	660
CBS Corp.	4.300%	2/15/21	275	291
CBS Corp.	3.700%	8/15/24	175	178
CBS Corp.	3.500%	1/15/25	300	298
CBS Corp.	2.900%	1/15/27	125	116
CBS Corp.	5.900%	10/15/40	275	314
CBS Corp.	4.850%	7/1/42	100	101
CBS Corp.	4.600%	1/15/45	125	122
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	250	256
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.579%	7/23/20	375	386
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	250	263
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	825	871
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	350	398
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	600	691
8 Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	225	227
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	75	87
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	186
Comcast Corp.	5.700%	5/15/18	175	183
Comcast Corp.	5.700%	7/1/19	850	921
Comcast Corp.	5.150%	3/1/20	325	354
Comcast Corp.	3.000%	2/1/24	385	384
Comcast Corp.	3.375%	2/15/25	150	152
Comcast Corp.	3.375%	8/15/25	250	252
Comcast Corp.	3.150%	3/1/26	400	393
Comcast Corp.	3.300%	2/1/27	200	198
Comcast Corp.	4.250%	1/15/33	275	283
Comcast Corp.	4.200%	8/15/34	175	177
Comcast Corp.	5.650%	6/15/35	400	471
Comcast Corp.	4.400%	8/15/35	200	207
Comcast Corp.	6.500%	11/15/35	750	958
Comcast Corp.	3.200%	7/15/36	175	155
Comcast Corp.	6.450%	3/15/37	75	96
Comcast Corp.	6.950%	8/15/37	225	302
Comcast Corp.	4.650%	7/15/42	535	558

Comcast Corp.	4.500%	1/15/43	125	127
Comcast Corp.	4.750%	3/1/44	175	184
Comcast Corp.	4.600%	8/15/45	250	258
Comcast Corp.	3.400%	7/15/46	250	213
Crown Castle International Corp.	3.400%	2/15/21	300	305
Crown Castle International Corp.	2.250%	9/1/21	125	122
Crown Castle International Corp.	4.875%	4/15/22	125	134
Crown Castle International Corp.	5.250%	1/15/23	275	300
Crown Castle International Corp.	4.450%	2/15/26	250	260
Crown Castle International Corp.	3.700%	6/15/26	175	172
Crown Castle International Corp.	4.000%	3/1/27	75	76
Deutsche Telekom International Finance BV	6.750%	8/20/18	75	80
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	163
Deutsche Telekom International Finance BV	8.750%	6/15/30	700	1,021
Discovery Communications LLC	5.625%	8/15/19	75	81
Discovery Communications LLC	4.375%	6/15/21	25	26
Discovery Communications LLC	3.300%	5/15/22	125	124
Discovery Communications LLC	3.250%	4/1/23	100	98
Discovery Communications LLC	3.800%	3/13/24	100	99
Discovery Communications LLC	3.450%	3/15/25	150	142
Discovery Communications LLC	4.900%	3/11/26	200	208
Discovery Communications LLC	4.875%	4/1/43	125	113
Electronic Arts Inc.	3.700%	3/1/21	100	104
Electronic Arts Inc.	4.800%	3/1/26	100	108
Grupo Televisa SAB	6.625%	3/18/25	100	116
Grupo Televisa SAB	4.625%	1/30/26	500	515
Grupo Televisa SAB	6.625%	1/15/40	175	191
Historic TW Inc.	9.150%	2/1/23	195	251
Historic TW Inc.	6.625%	5/15/29	66	80
Interpublic Group of Cos. Inc.	3.750%	2/15/23	100	102
Interpublic Group of Cos. Inc.	4.200%	4/15/24	175	180
Koninklijke KPN NV	8.375%	10/1/30	175	234
Moody's Corp.	4.500%	9/1/22	175	187
Moody's Corp.	4.875%	2/15/24	250	274
Moody's Corp.	5.250%	7/15/44	250	279
NBCUniversal Media LLC	5.150%	4/30/20	125	136
NBCUniversal Media LLC	4.375%	4/1/21	175	188
NBCUniversal Media LLC	2.875%	1/15/23	225	225
NBCUniversal Media LLC	6.400%	4/30/40	300	382
NBCUniversal Media LLC	5.950%	4/1/41	150	182
NBCUniversal Media LLC	4.450%	1/15/43	325	326
New Cingular Wireless Services Inc.	8.750%	3/1/31	75	106
Omnicom Group Inc.	4.450%	8/15/20	175	187
Omnicom Group Inc.	3.625%	5/1/22	225	233
Omnicom Group Inc.	3.650%	11/1/24	125	126
Omnicom Group Inc.	3.600%	4/15/26	275	275
Orange SA	1.625%	11/3/19	175	172
Orange SA	4.125%	9/14/21	325	343
Orange SA	9.000%	3/1/31	425	626
Orange SA	5.375%	1/13/42	175	194
Orange SA	5.500%	2/6/44	165	187
Pacific Bell Telephone Co.	7.125%	3/15/26	50	61
Qwest Corp.	6.750%	12/1/21	200	219
Qwest Corp.	6.875%	9/15/33	296	293
Qwest Corp.	7.125%	11/15/43	100	98
RELX Capital Inc.	3.125%	10/15/22	282	281
Rogers Communications Inc.	6.800%	8/15/18	150	160

Rogers Communications Inc.	3.000%	3/15/23	205	205
Rogers Communications Inc.	4.100%	10/1/23	175	184
Rogers Communications Inc.	2.900%	11/15/26	100	95
Rogers Communications Inc.	4.500%	3/15/43	65	65
Rogers Communications Inc.	5.000%	3/15/44	190	204
S&P Global Inc.	2.500%	8/15/18	75	76
S&P Global Inc.	3.300%	8/14/20	125	128
S&P Global Inc.	4.000%	6/15/25	125	128
S&P Global Inc.	4.400%	2/15/26	200	212
8 S&P Global Inc.	2.950%	1/22/27	100	94
S&P Global Inc.	6.550%	11/15/37	150	180
Scripps Networks Interactive Inc.	2.750%	11/15/19	125	127
Scripps Networks Interactive Inc.	2.800%	6/15/20	100	101
Scripps Networks Interactive Inc.	3.900%	11/15/24	50	51
Telefonica Emisiones SAU	3.192%	4/27/18	325	329
Telefonica Emisiones SAU	5.877%	7/15/19	100	108
Telefonica Emisiones SAU	5.134%	4/27/20	225	242
Telefonica Emisiones SAU	5.462%	2/16/21	225	247
Telefonica Emisiones SAU	4.570%	4/27/23	200	214
Telefonica Emisiones SAU	4.103%	3/8/27	250	251
Telefonica Emisiones SAU	7.045%	6/20/36	425	522
Telefonica Emisiones SAU	5.213%	3/8/47	400	403
TELUS Corp.	2.800%	2/16/27	100	94
Thomson Reuters Corp.	4.700%	10/15/19	300	319
Thomson Reuters Corp.	3.850%	9/29/24	100	102
Thomson Reuters Corp.	5.500%	8/15/35	75	81
Thomson Reuters Corp.	5.850%	4/15/40	150	167
Thomson Reuters Corp.	5.650%	11/23/43	325	360
Time Warner Cable LLC	6.750%	7/1/18	850	899
Time Warner Cable LLC	8.750%	2/14/19	200	224
Time Warner Cable LLC	8.250%	4/1/19	200	223
Time Warner Cable LLC	5.000%	2/1/20	350	372
Time Warner Cable LLC	6.550%	5/1/37	200	229
Time Warner Cable LLC	7.300%	7/1/38	50	62
Time Warner Cable LLC	6.750%	6/15/39	200	235
Time Warner Cable LLC	5.875%	11/15/40	500	533
Time Warner Cable LLC	4.500%	9/15/42	350	317
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	218
Time Warner Entertainment Co. LP	8.375%	7/15/33	250	331
Time Warner Inc.	4.875%	3/15/20	350	375
Time Warner Inc.	4.700%	1/15/21	50	54
Time Warner Inc.	4.750%	3/29/21	425	456
Time Warner Inc.	3.600%	7/15/25	275	272
Time Warner Inc.	3.875%	1/15/26	100	100
Time Warner Inc.	3.800%	2/15/27	500	495
Time Warner Inc.	7.625%	4/15/31	200	269
Time Warner Inc.	7.700%	5/1/32	275	376
Time Warner Inc.	6.200%	3/15/40	100	114
Time Warner Inc.	6.100%	7/15/40	175	197
Time Warner Inc.	6.250%	3/29/41	50	57
Time Warner Inc.	4.900%	6/15/42	325	319
Time Warner Inc.	5.350%	12/15/43	25	26
Time Warner Inc.	4.650%	6/1/44	100	94
Verizon Communications Inc.	3.650%	9/14/18	560	575
Verizon Communications Inc.	1.375%	8/15/19	200	197
Verizon Communications Inc.	2.625%	2/21/20	389	394
Verizon Communications Inc.	4.500%	9/15/20	560	597

Verizon Communications Inc.	3.450%	3/15/21	300	307
Verizon Communications Inc.	4.600%	4/1/21	475	507
Verizon Communications Inc.	1.750%	8/15/21	225	215
Verizon Communications Inc.	3.000%	11/1/21	600	603
Verizon Communications Inc.	3.500%	11/1/21	100	102
8 Verizon Communications Inc.	2.946%	3/15/22	552	550
Verizon Communications Inc.	3.125%	3/16/22	300	301
Verizon Communications Inc.	5.150%	9/15/23	1,230	1,351
Verizon Communications Inc.	4.150%	3/15/24	300	311
Verizon Communications Inc.	3.500%	11/1/24	100	99
Verizon Communications Inc.	2.625%	8/15/26	475	434
Verizon Communications Inc.	4.125%	3/16/27	700	712
Verizon Communications Inc.	5.050%	3/15/34	365	371
Verizon Communications Inc.	4.400%	11/1/34	575	542
Verizon Communications Inc.	4.272%	1/15/36	688	633
Verizon Communications Inc.	5.250%	3/16/37	875	904
8 Verizon Communications Inc.	4.812%	3/15/39	150	146
Verizon Communications Inc.	4.750%	11/1/41	375	361
Verizon Communications Inc.	3.850%	11/1/42	250	208
Verizon Communications Inc.	4.125%	8/15/46	650	558
Verizon Communications Inc.	4.862%	8/21/46	256	244
Verizon Communications Inc.	5.500%	3/16/47	275	288
Verizon Communications Inc.	4.522%	9/15/48	788	717
8 Verizon Communications Inc.	5.012%	4/15/49	716	690
Verizon Communications Inc.	5.012%	8/21/54	1,074	1,016
Verizon Communications Inc.	4.672%	3/15/55	888	792
Viacom Inc.	5.625%	9/15/19	125	134
Viacom Inc.	3.875%	12/15/21	25	26
Viacom Inc.	3.125%	6/15/22	50	49
Viacom Inc.	4.250%	9/1/23	75	77
Viacom Inc.	3.875%	4/1/24	300	300
Viacom Inc.	6.875%	4/30/36	190	218
Viacom Inc.	4.375%	3/15/43	656	568
Viacom Inc.	5.850%	9/1/43	75	79
Viacom Inc.	5.250%	4/1/44	50	49
Vodafone Group plc	5.450%	6/10/19	150	161
Vodafone Group plc	2.500%	9/26/22	175	171
Vodafone Group plc	2.950%	2/19/23	715	702
Vodafone Group plc	7.875%	2/15/30	150	199
Vodafone Group plc	6.150%	2/27/37	125	144
Vodafone Group plc	4.375%	2/19/43	400	366
Walt Disney Co.	1.500%	9/17/18	100	100
Walt Disney Co.	1.650%	1/8/19	100	100
Walt Disney Co.	1.850%	5/30/19	50	50
Walt Disney Co.	2.150%	9/17/20	150	151
Walt Disney Co.	2.300%	2/12/21	250	252
Walt Disney Co.	2.750%	8/16/21	100	102
Walt Disney Co.	2.550%	2/15/22	75	76
Walt Disney Co.	2.450%	3/4/22	75	75
Walt Disney Co.	2.350%	12/1/22	75	74
Walt Disney Co.	3.150%	9/17/25	150	153
Walt Disney Co.	3.000%	2/13/26	300	300
Walt Disney Co.	1.850%	7/30/26	250	226
Walt Disney Co.	4.375%	8/16/41	75	79
Walt Disney Co.	4.125%	12/1/41	225	230
Walt Disney Co.	3.700%	12/1/42	125	120
Walt Disney Co.	4.125%	6/1/44	50	52

WPP Finance 2010	4.750%	11/21/21	208	224
WPP Finance 2010	3.625%	9/7/22	200	204
WPP Finance 2010	3.750%	9/19/24	100	101
WPP Finance 2010	5.625%	11/15/43	50	53

Consumer Cyclical (2.0%)
Advance Auto Parts Inc.	5.750%	5/1/20	125	136
Alibaba Group Holding Ltd.	2.500%	11/28/19	360	362
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	302
Alibaba Group Holding Ltd.	3.600%	11/28/24	200	202
Alibaba Group Holding Ltd.	4.500%	11/28/34	80	83
Amazon.com Inc.	2.600%	12/5/19	300	306
Amazon.com Inc.	3.300%	12/5/21	200	208
Amazon.com Inc.	2.500%	11/29/22	150	149
Amazon.com Inc.	3.800%	12/5/24	120	127
Amazon.com Inc.	4.800%	12/5/34	225	249
Amazon.com Inc.	4.950%	12/5/44	250	281
American Honda Finance Corp.	1.600%	7/13/18	100	100
American Honda Finance Corp.	2.125%	10/10/18	125	126
American Honda Finance Corp.	1.200%	7/12/19	200	197
American Honda Finance Corp.	2.250%	8/15/19	275	277
American Honda Finance Corp.	2.000%	2/14/20	100	100
American Honda Finance Corp.	2.450%	9/24/20	225	227
American Honda Finance Corp.	1.650%	7/12/21	150	145
American Honda Finance Corp.	1.700%	9/9/21	200	194
American Honda Finance Corp.	2.900%	2/16/24	100	100
American Honda Finance Corp.	2.300%	9/9/26	50	46
Automatic Data Processing Inc.	2.250%	9/15/20	175	177
Automatic Data Processing Inc.	3.375%	9/15/25	200	206
AutoNation Inc.	6.750%	4/15/18	50	52
AutoNation Inc.	5.500%	2/1/20	55	59
AutoNation Inc.	3.350%	1/15/21	60	61
AutoNation Inc.	4.500%	10/1/25	150	155
AutoZone Inc.	7.125%	8/1/18	50	53
AutoZone Inc.	3.700%	4/15/22	350	363
AutoZone Inc.	2.875%	1/15/23	50	49
AutoZone Inc.	3.125%	7/15/23	125	124
AutoZone Inc.	3.125%	4/21/26	100	95
Bed Bath & Beyond Inc.	4.915%	8/1/34	50	47
Bed Bath & Beyond Inc.	5.165%	8/1/44	150	133
Best Buy Co. Inc.	5.500%	3/15/21	25	27
Block Financial LLC	4.125%	10/1/20	94	96
Block Financial LLC	5.500%	11/1/22	75	80
Block Financial LLC	5.250%	10/1/25	100	104
BorgWarner Inc.	4.625%	9/15/20	25	27
BorgWarner Inc.	3.375%	3/15/25	75	75
BorgWarner Inc.	4.375%	3/15/45	100	98
Carnival Corp.	3.950%	10/15/20	100	105
Coach Inc.	4.250%	4/1/25	70	71
Costco Wholesale Corp.	1.700%	12/15/19	200	200
Costco Wholesale Corp.	1.750%	2/15/20	200	200
Costco Wholesale Corp.	2.250%	2/15/22	100	100
Cummins Inc.	7.125%	3/1/28	100	130
Cummins Inc.	4.875%	10/1/43	125	139
CVS Health Corp.	1.900%	7/20/18	400	401
CVS Health Corp.	2.250%	8/12/19	100	101
CVS Health Corp.	2.800%	7/20/20	475	482

CVS Health Corp.	2.125%	6/1/21	250	245
CVS Health Corp.	3.500%	7/20/22	150	155
CVS Health Corp.	2.750%	12/1/22	150	148
CVS Health Corp.	4.750%	12/1/22	150	163
CVS Health Corp.	4.000%	12/5/23	195	205
CVS Health Corp.	3.375%	8/12/24	750	751
CVS Health Corp.	5.000%	12/1/24	100	109
CVS Health Corp.	3.875%	7/20/25	465	479
CVS Health Corp.	2.875%	6/1/26	325	310
CVS Health Corp.	5.300%	12/5/43	50	56
CVS Health Corp.	5.125%	7/20/45	675	743
Daimler Finance North America LLC	8.500%	1/18/31	50	75
Delphi Automotive plc	3.150%	11/19/20	150	153
Delphi Automotive plc	4.250%	1/15/26	150	157
Delphi Automotive plc	4.400%	10/1/46	50	48
Delphi Corp.	4.150%	3/15/24	125	131
Dollar General Corp.	3.250%	4/15/23	150	150
Dollar General Corp.	4.150%	11/1/25	105	108
Dollar General Corp.	3.875%	4/15/27	50	50
DR Horton Inc.	3.750%	3/1/19	25	26
DR Horton Inc.	4.375%	9/15/22	100	106
DR Horton Inc.	4.750%	2/15/23	100	107
DR Horton Inc.	5.750%	8/15/23	100	113
eBay Inc.	2.200%	8/1/19	300	301
eBay Inc.	3.250%	10/15/20	75	77
eBay Inc.	2.875%	8/1/21	125	126
eBay Inc.	3.800%	3/9/22	100	104
eBay Inc.	2.600%	7/15/22	450	443
eBay Inc.	3.450%	8/1/24	125	125
eBay Inc.	4.000%	7/15/42	25	21
Expedia Inc.	5.950%	8/15/20	75	82
Expedia Inc.	4.500%	8/15/24	100	105
Expedia Inc.	5.000%	2/15/26	275	294
Ford Motor Co.	4.346%	12/8/26	100	102
Ford Motor Co.	6.625%	10/1/28	425	505
Ford Motor Co.	6.375%	2/1/29	100	115
Ford Motor Co.	7.450%	7/16/31	375	470
Ford Motor Co.	4.750%	1/15/43	100	93
Ford Motor Co.	7.400%	11/1/46	100	128
Ford Motor Co.	5.291%	12/8/46	300	300
Ford Motor Credit Co. LLC	5.000%	5/15/18	650	672
Ford Motor Credit Co. LLC	2.551%	10/5/18	200	202
Ford Motor Credit Co. LLC	2.375%	3/12/19	550	552
Ford Motor Credit Co. LLC	2.597%	11/4/19	550	553
Ford Motor Credit Co. LLC	2.681%	1/9/20	200	201
Ford Motor Credit Co. LLC	8.125%	1/15/20	250	287
Ford Motor Credit Co. LLC	2.459%	3/27/20	200	199
Ford Motor Credit Co. LLC	3.157%	8/4/20	200	203
Ford Motor Credit Co. LLC	3.200%	1/15/21	250	253
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	275
Ford Motor Credit Co. LLC	3.336%	3/18/21	200	202
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	361
Ford Motor Credit Co. LLC	3.339%	3/28/22	150	151
Ford Motor Credit Co. LLC	4.375%	8/6/23	225	235
Ford Motor Credit Co. LLC	3.810%	1/9/24	150	150
Ford Motor Credit Co. LLC	3.664%	9/8/24	200	197
Ford Motor Credit Co. LLC	4.134%	8/4/25	300	301

Ford Motor Credit Co. LLC	4.389%	1/8/26	200	204
General Motors Co.	3.500%	10/2/18	50	51
General Motors Co.	4.875%	10/2/23	250	267
General Motors Co.	4.000%	4/1/25	100	100
General Motors Co.	5.000%	4/1/35	165	163
General Motors Co.	6.600%	4/1/36	50	57
General Motors Co.	6.250%	10/2/43	210	230
General Motors Co.	5.200%	4/1/45	280	277
General Motors Co.	6.750%	4/1/46	130	152
General Motors Financial Co. Inc.	3.250%	5/15/18	90	91
General Motors Financial Co. Inc.	6.750%	6/1/18	335	353
General Motors Financial Co. Inc.	3.100%	1/15/19	275	279
General Motors Financial Co. Inc.	2.400%	5/9/19	100	100
General Motors Financial Co. Inc.	3.500%	7/10/19	230	236
General Motors Financial Co. Inc.	2.350%	10/4/19	200	200
General Motors Financial Co. Inc.	3.150%	1/15/20	65	66
General Motors Financial Co. Inc.	3.200%	7/13/20	700	712
General Motors Financial Co. Inc.	3.700%	11/24/20	275	283
General Motors Financial Co. Inc.	4.200%	3/1/21	175	182
General Motors Financial Co. Inc.	3.200%	7/6/21	225	226
General Motors Financial Co. Inc.	4.375%	9/25/21	100	105
General Motors Financial Co. Inc.	3.450%	1/14/22	125	126
General Motors Financial Co. Inc.	3.450%	4/10/22	205	206
General Motors Financial Co. Inc.	3.700%	5/9/23	200	202
General Motors Financial Co. Inc.	4.250%	5/15/23	225	232
General Motors Financial Co. Inc.	4.000%	1/15/25	175	176
General Motors Financial Co. Inc.	4.300%	7/13/25	300	304
General Motors Financial Co. Inc.	5.250%	3/1/26	150	161
General Motors Financial Co. Inc.	4.000%	10/6/26	100	98
General Motors Financial Co. Inc.	4.350%	1/17/27	200	202
Harley-Davidson Inc.	3.500%	7/28/25	100	102
Harley-Davidson Inc.	4.625%	7/28/45	25	25
Harman International Industries Inc.	4.150%	5/15/25	50	51
Home Depot Inc.	3.950%	9/15/20	100	106
Home Depot Inc.	2.000%	4/1/21	75	75
Home Depot Inc.	4.400%	4/1/21	975	1,053
Home Depot Inc.	2.625%	6/1/22	215	217
Home Depot Inc.	3.750%	2/15/24	200	212
Home Depot Inc.	3.000%	4/1/26	125	125
Home Depot Inc.	2.125%	9/15/26	100	93
Home Depot Inc.	5.875%	12/16/36	825	1,044
Home Depot Inc.	5.400%	9/15/40	75	90
Home Depot Inc.	5.950%	4/1/41	75	96
Home Depot Inc.	4.200%	4/1/43	100	103
Home Depot Inc.	4.875%	2/15/44	200	226
Home Depot Inc.	4.250%	4/1/46	330	343
Home Depot Inc.	3.500%	9/15/56	225	196
Hyatt Hotels Corp.	5.375%	8/15/21	50	55
Hyatt Hotels Corp.	3.375%	7/15/23	25	25
Hyatt Hotels Corp.	4.850%	3/15/26	50	54
Kohl's Corp.	4.000%	11/1/21	525	534
Kohl's Corp.	4.250%	7/17/25	100	96
Kohl's Corp.	5.550%	7/17/45	75	67
Lear Corp.	5.250%	1/15/25	200	210
Lowe's Cos. Inc.	3.750%	4/15/21	400	422
Lowe's Cos. Inc.	3.875%	9/15/23	275	292
Lowe's Cos. Inc.	3.125%	9/15/24	100	101

Lowe's Cos. Inc.	3.375%	9/15/25	200	204
Lowe's Cos. Inc.	2.500%	4/15/26	250	237
Lowe's Cos. Inc.	6.875%	2/15/28	25	33
Lowe's Cos. Inc.	6.500%	3/15/29	200	259
Lowe's Cos. Inc.	5.800%	10/15/36	175	213
Lowe's Cos. Inc.	5.125%	11/15/41	325	371
Lowe's Cos. Inc.	4.650%	4/15/42	100	108
Lowe's Cos. Inc.	5.000%	9/15/43	50	56
Lowe's Cos. Inc.	4.375%	9/15/45	50	52
Lowe's Cos. Inc.	3.700%	4/15/46	250	232
Macy's Retail Holdings Inc.	3.450%	1/15/21	100	100
Macy's Retail Holdings Inc.	6.900%	4/1/29	225	238
Macy's Retail Holdings Inc.	4.500%	12/15/34	100	87
Macy's Retail Holdings Inc.	6.375%	3/15/37	125	127
Macy's Retail Holdings Inc.	5.125%	1/15/42	175	152
Magna International Inc.	3.625%	6/15/24	120	123
Magna International Inc.	4.150%	10/1/25	100	106
Marriott International Inc.	3.000%	3/1/19	50	51
Marriott International Inc.	3.375%	10/15/20	225	231
Marriott International Inc.	2.875%	3/1/21	75	76
Marriott International Inc.	3.125%	10/15/21	50	51
Marriott International Inc.	2.300%	1/15/22	100	98
Marriott International Inc.	3.125%	2/15/23	100	99
Marriott International Inc.	3.750%	3/15/25	175	178
Marriott International Inc.	3.750%	10/1/25	65	66
Marriott International Inc.	3.125%	6/15/26	183	176
Marriott International Inc.	4.500%	10/1/34	50	50
Mastercard Inc.	2.000%	4/1/19	75	76
Mastercard Inc.	2.000%	11/21/21	100	99
Mastercard Inc.	3.375%	4/1/24	150	155
Mastercard Inc.	2.950%	11/21/26	100	99
Mastercard Inc.	3.800%	11/21/46	100	98
McDonald's Corp.	5.000%	2/1/19	100	106
McDonald's Corp.	1.875%	5/29/19	75	75
McDonald's Corp.	2.750%	12/9/20	75	76
McDonald's Corp.	3.625%	5/20/21	175	183
McDonald's Corp.	2.625%	1/15/22	475	474
McDonald's Corp.	3.375%	5/26/25	175	175
McDonald's Corp.	3.700%	1/30/26	300	306
McDonald's Corp.	3.500%	3/1/27	200	200
McDonald's Corp.	4.700%	12/9/35	200	209
McDonald's Corp.	6.300%	10/15/37	50	62
McDonald's Corp.	5.700%	2/1/39	100	116
McDonald's Corp.	3.700%	2/15/42	375	339
McDonald's Corp.	3.625%	5/1/43	25	22
McDonald's Corp.	4.600%	5/26/45	210	212
McDonald's Corp.	4.875%	12/9/45	300	318
McDonald's Corp.	4.450%	3/1/47	200	201
Metropolitan Museum of Art New York
Revenue	3.400%	7/1/45	75	69
NIKE Inc.	2.375%	11/1/26	200	187
NIKE Inc.	3.625%	5/1/43	50	46
NIKE Inc.	3.875%	11/1/45	150	145
NIKE Inc.	3.375%	11/1/46	50	44
Nordstrom Inc.	4.750%	5/1/20	100	106
Nordstrom Inc.	4.000%	10/15/21	125	130
Nordstrom Inc.	4.000%	3/15/27	100	100

Nordstrom Inc.	5.000%	1/15/44	165	156
NVR Inc.	3.950%	9/15/22	100	103
O'Reilly Automotive Inc.	4.875%	1/14/21	25	27
O'Reilly Automotive Inc.	3.800%	9/1/22	100	103
O'Reilly Automotive Inc.	3.850%	6/15/23	75	78
O'Reilly Automotive Inc.	3.550%	3/15/26	100	100
PACCAR Financial Corp.	1.750%	8/14/18	50	50
PACCAR Financial Corp.	1.300%	5/10/19	150	149
PACCAR Financial Corp.	2.200%	9/15/19	50	50
PACCAR Financial Corp.	2.500%	8/14/20	75	76
PACCAR Financial Corp.	2.250%	2/25/21	75	75
Priceline Group Inc.	3.650%	3/15/25	100	101
Priceline Group Inc.	3.600%	6/1/26	300	298
QVC Inc.	3.125%	4/1/19	125	127
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.850%	4/1/24	125	126
QVC Inc.	4.450%	2/15/25	100	97
QVC Inc.	5.950%	3/15/43	125	115
Ralph Lauren Corp.	2.125%	9/26/18	50	50
Ralph Lauren Corp.	2.625%	8/18/20	50	50
Signet UK Finance plc	4.700%	6/15/24	75	73
Staples Inc.	4.375%	1/12/23	100	102
Starbucks Corp.	2.100%	2/4/21	75	75
Starbucks Corp.	2.700%	6/15/22	75	76
Starbucks Corp.	3.850%	10/1/23	250	268
Starbucks Corp.	2.450%	6/15/26	100	96
Starbucks Corp.	4.300%	6/15/45	50	53
Target Corp.	2.300%	6/26/19	200	202
Target Corp.	2.900%	1/15/22	175	178
Target Corp.	3.500%	7/1/24	325	333
Target Corp.	2.500%	4/15/26	200	187
Target Corp.	6.350%	11/1/32	140	178
Target Corp.	6.500%	10/15/37	103	135
Target Corp.	4.000%	7/1/42	260	252
Target Corp.	3.625%	4/15/46	200	181
TJX Cos. Inc.	2.750%	6/15/21	125	127
TJX Cos. Inc.	2.500%	5/15/23	100	98
TJX Cos. Inc.	2.250%	9/15/26	200	183
Toyota Motor Credit Corp.	1.200%	4/6/18	100	100
Toyota Motor Credit Corp.	2.000%	10/24/18	25	25
Toyota Motor Credit Corp.	1.700%	1/9/19	100	100
Toyota Motor Credit Corp.	1.700%	2/19/19	300	300
Toyota Motor Credit Corp.	1.400%	5/20/19	300	298
Toyota Motor Credit Corp.	2.125%	7/18/19	500	504
Toyota Motor Credit Corp.	1.550%	10/18/19	200	199
Toyota Motor Credit Corp.	2.150%	3/12/20	300	301
Toyota Motor Credit Corp.	4.250%	1/11/21	125	134
Toyota Motor Credit Corp.	1.900%	4/8/21	200	197
Toyota Motor Credit Corp.	2.750%	5/17/21	200	203
Toyota Motor Credit Corp.	3.400%	9/15/21	75	78
Toyota Motor Credit Corp.	2.600%	1/11/22	200	201
Toyota Motor Credit Corp.	3.300%	1/12/22	175	181
Toyota Motor Credit Corp.	2.800%	7/13/22	100	101
Toyota Motor Credit Corp.	2.625%	1/10/23	100	100
Toyota Motor Credit Corp.	2.250%	10/18/23	200	193
Toyota Motor Credit Corp.	3.200%	1/11/27	100	100
VF Corp.	3.500%	9/1/21	200	208

VF Corp.	6.450%	11/1/37	50	64
Visa Inc.	2.200%	12/14/20	500	502
Visa Inc.	2.800%	12/14/22	250	252
Visa Inc.	3.150%	12/14/25	675	678
Visa Inc.	4.150%	12/14/35	275	288
Visa Inc.	4.300%	12/14/45	600	629
Wal-Mart Stores Inc.	1.125%	4/11/18	150	150
Wal-Mart Stores Inc.	1.950%	12/15/18	75	76
Wal-Mart Stores Inc.	3.625%	7/8/20	25	26
Wal-Mart Stores Inc.	3.250%	10/25/20	325	339
Wal-Mart Stores Inc.	4.250%	4/15/21	100	108
Wal-Mart Stores Inc.	2.550%	4/11/23	150	150
Wal-Mart Stores Inc.	3.300%	4/22/24	250	259
Wal-Mart Stores Inc.	5.875%	4/5/27	625	772
Wal-Mart Stores Inc.	7.550%	2/15/30	175	252
Wal-Mart Stores Inc.	5.250%	9/1/35	150	176
Wal-Mart Stores Inc.	6.500%	8/15/37	900	1,201
Wal-Mart Stores Inc.	6.200%	4/15/38	300	388
Wal-Mart Stores Inc.	5.000%	10/25/40	245	278
Wal-Mart Stores Inc.	5.625%	4/15/41	435	534
Wal-Mart Stores Inc.	4.000%	4/11/43	274	272
Wal-Mart Stores Inc.	4.300%	4/22/44	175	182
Walgreen Co.	3.100%	9/15/22	250	252
Walgreen Co.	4.400%	9/15/42	75	72
Walgreens Boots Alliance Inc.	1.750%	5/30/18	200	200
Walgreens Boots Alliance Inc.	2.700%	11/18/19	250	253
Walgreens Boots Alliance Inc.	2.600%	6/1/21	300	301
Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	231
Walgreens Boots Alliance Inc.	3.800%	11/18/24	275	280
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	318
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	125
Walgreens Boots Alliance Inc.	4.800%	11/18/44	250	254
Walgreens Boots Alliance Inc.	4.650%	6/1/46	175	174
Western Union Co.	5.253%	4/1/20	133	143
Western Union Co.	3.600%	3/15/22	100	101
Western Union Co.	6.200%	11/17/36	75	77
Western Union Co.	6.200%	6/21/40	35	36
Wyndham Worldwide Corp.	4.250%	3/1/22	175	182
Wyndham Worldwide Corp.	3.900%	3/1/23	50	51
Wyndham Worldwide Corp.	4.500%	4/1/27	50	50

Consumer Noncyclical (4.4%)
Abbott Laboratories	5.125%	4/1/19	350	371
Abbott Laboratories	2.350%	11/22/19	300	301
Abbott Laboratories	2.000%	3/15/20	200	198
Abbott Laboratories	4.125%	5/27/20	25	26
Abbott Laboratories	2.800%	9/15/20	100	101
Abbott Laboratories	2.900%	11/30/21	425	426
Abbott Laboratories	2.550%	3/15/22	775	762
Abbott Laboratories	3.250%	4/15/23	175	175
Abbott Laboratories	3.400%	11/30/23	400	404
Abbott Laboratories	2.950%	3/15/25	175	167
Abbott Laboratories	3.875%	9/15/25	75	76
Abbott Laboratories	3.750%	11/30/26	500	500
Abbott Laboratories	4.750%	11/30/36	300	309
Abbott Laboratories	5.300%	5/27/40	125	135
Abbott Laboratories	4.750%	4/15/43	75	76

Abbott Laboratories	4.900%	11/30/46	650	673
AbbVie Inc.	1.800%	5/14/18	600	601
AbbVie Inc.	2.000%	11/6/18	225	226
AbbVie Inc.	2.500%	5/14/20	650	655
AbbVie Inc.	2.300%	5/14/21	175	173
AbbVie Inc.	2.900%	11/6/22	800	795
AbbVie Inc.	3.200%	11/6/22	275	277
AbbVie Inc.	2.850%	5/14/23	200	196
AbbVie Inc.	3.600%	5/14/25	525	525
AbbVie Inc.	3.200%	5/14/26	350	335
AbbVie Inc.	4.500%	5/14/35	475	471
AbbVie Inc.	4.300%	5/14/36	175	169
AbbVie Inc.	4.400%	11/6/42	426	406
AbbVie Inc.	4.700%	5/14/45	452	448
AbbVie Inc.	4.450%	5/14/46	300	286
Actavis Funding SCS	3.000%	3/12/20	624	633
Actavis Funding SCS	3.450%	3/15/22	507	516
Actavis Funding SCS	3.850%	6/15/24	200	203
Actavis Funding SCS	3.800%	3/15/25	690	694
Actavis Funding SCS	4.550%	3/15/35	400	401
Actavis Funding SCS	4.850%	6/15/44	295	298
Actavis Funding SCS	4.750%	3/15/45	425	428
Actavis Inc.	3.250%	10/1/22	300	302
Actavis Inc.	4.625%	10/1/42	175	171
Agilent Technologies Inc.	5.000%	7/15/20	100	108
Agilent Technologies Inc.	3.200%	10/1/22	300	303
Agilent Technologies Inc.	3.875%	7/15/23	100	104
Agilent Technologies Inc.	3.050%	9/22/26	75	72
Allergan Inc.	2.800%	3/15/23	100	96
Altria Group Inc.	9.250%	8/6/19	185	215
Altria Group Inc.	2.625%	1/14/20	500	506
Altria Group Inc.	4.750%	5/5/21	125	135
Altria Group Inc.	2.850%	8/9/22	325	326
Altria Group Inc.	2.950%	5/2/23	350	348
Altria Group Inc.	2.625%	9/16/26	75	71
Altria Group Inc.	4.250%	8/9/42	115	113
Altria Group Inc.	4.500%	5/2/43	200	203
Altria Group Inc.	5.375%	1/31/44	350	399
Altria Group Inc.	3.875%	9/16/46	225	208
AmerisourceBergen Corp.	4.875%	11/15/19	25	27
AmerisourceBergen Corp.	3.500%	11/15/21	200	206
AmerisourceBergen Corp.	3.400%	5/15/24	75	76
AmerisourceBergen Corp.	3.250%	3/1/25	50	50
AmerisourceBergen Corp.	4.250%	3/1/45	50	49
Amgen Inc.	5.700%	2/1/19	75	80
Amgen Inc.	2.125%	5/1/20	175	175
Amgen Inc.	3.450%	10/1/20	225	234
Amgen Inc.	4.100%	6/15/21	150	159
Amgen Inc.	1.850%	8/19/21	125	121
Amgen Inc.	3.875%	11/15/21	350	368
Amgen Inc.	2.700%	5/1/22	75	75
Amgen Inc.	3.625%	5/15/22	225	234
Amgen Inc.	2.250%	8/19/23	150	143
Amgen Inc.	3.625%	5/22/24	500	512
Amgen Inc.	3.125%	5/1/25	325	319
Amgen Inc.	2.600%	8/19/26	225	208
Amgen Inc.	4.950%	10/1/41	250	262

Amgen Inc.	4.400%	5/1/45	375	364
Amgen Inc.	4.563%	6/15/48	591	587
Amgen Inc.	4.663%	6/15/51	634	634
Anheuser-Busch Cos. LLC	5.000%	3/1/19	100	106
Anheuser-Busch Cos. LLC	6.800%	8/20/32	50	68
Anheuser-Busch Cos. LLC	5.750%	4/1/36	115	138
Anheuser-Busch Cos. LLC	6.500%	5/1/42	125	167
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	750	751
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	425	428
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	1,300	1,308
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	250	246
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	1,030	1,049
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	250	258
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	2,075	2,096
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,070	1,128
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	285
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	207
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	1,910	2,062
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	700	770
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	197
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	543
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	163
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	80
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	525	519
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	228
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	75	98
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	250	269
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	298
Archer-Daniels-Midland Co.	4.479%	3/1/21	163	177
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	190
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	98
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	109
Archer-Daniels-Midland Co.	4.535%	3/26/42	50	53
Archer-Daniels-Midland Co.	4.016%	4/16/43	25	25
Ascension Health	3.945%	11/15/46	125	123
5 Ascension Health	4.847%	11/15/53	75	83
AstraZeneca plc	1.750%	11/16/18	200	200
AstraZeneca plc	1.950%	9/18/19	25	25
AstraZeneca plc	2.375%	11/16/20	350	350
AstraZeneca plc	3.375%	11/16/25	250	252
AstraZeneca plc	6.450%	9/15/37	450	587
AstraZeneca plc	4.375%	11/16/45	150	153
Baxalta Inc.	2.000%	6/22/18	75	75
Baxalta Inc.	2.875%	6/23/20	175	177
Baxalta Inc.	3.600%	6/23/22	50	51
Baxalta Inc.	4.000%	6/23/25	300	305
Baxalta Inc.	5.250%	6/23/45	180	197
Baxter International Inc.	1.700%	8/15/21	150	145
Baxter International Inc.	3.500%	8/15/46	100	86
Baylor Scott & White Holdings Texas
Revenue	4.185%	11/15/45	100	99
Beam Suntory Inc.	3.250%	5/15/22	50	51
Becton Dickinson & Co.	2.675%	12/15/19	175	178
Becton Dickinson & Co.	3.250%	11/12/20	150	155
Becton Dickinson & Co.	3.125%	11/8/21	65	66
Becton Dickinson & Co.	3.300%	3/1/23	50	50
Becton Dickinson & Co.	3.734%	12/15/24	272	280

Becton Dickinson & Co.	4.685%	12/15/44	200	209
Biogen Inc.	2.900%	9/15/20	325	331
Biogen Inc.	3.625%	9/15/22	275	283
Biogen Inc.	4.050%	9/15/25	300	310
Biogen Inc.	5.200%	9/15/45	340	368
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	150	152
Boston Scientific Corp.	2.650%	10/1/18	285	288
Boston Scientific Corp.	6.000%	1/15/20	150	164
Boston Scientific Corp.	2.850%	5/15/20	100	101
Boston Scientific Corp.	3.375%	5/15/22	50	51
Boston Scientific Corp.	3.850%	5/15/25	150	152
Boston Scientific Corp.	7.000%	11/15/35	50	61
Boston Scientific Corp.	7.375%	1/15/40	50	63
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	266
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	248
Bristol-Myers Squibb Co.	5.875%	11/15/36	62	77
Bristol-Myers Squibb Co.	3.250%	8/1/42	200	175
Brown-Forman Corp.	2.250%	1/15/23	50	49
Brown-Forman Corp.	4.500%	7/15/45	100	106
Bunge Ltd. Finance Corp.	8.500%	6/15/19	275	311
Campbell Soup Co.	3.300%	3/19/25	125	126
Campbell Soup Co.	3.800%	8/2/42	75	70
Cardinal Health Inc.	1.950%	6/15/18	200	201
Cardinal Health Inc.	3.200%	3/15/23	150	152
Cardinal Health Inc.	3.750%	9/15/25	175	180
Cardinal Health Inc.	4.500%	11/15/44	100	99
Cardinal Health Inc.	4.900%	9/15/45	100	103
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	75	73
5 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	200	174
Celgene Corp.	2.125%	8/15/18	125	126
Celgene Corp.	2.300%	8/15/18	100	101
Celgene Corp.	2.250%	5/15/19	125	126
Celgene Corp.	2.875%	8/15/20	250	254
Celgene Corp.	3.950%	10/15/20	125	131
Celgene Corp.	3.250%	8/15/22	175	177
Celgene Corp.	3.550%	8/15/22	50	51
Celgene Corp.	4.000%	8/15/23	125	130
Celgene Corp.	3.625%	5/15/24	175	177
Celgene Corp.	3.875%	8/15/25	425	434
Celgene Corp.	5.700%	10/15/40	50	55
Celgene Corp.	5.250%	8/15/43	175	184
Celgene Corp.	4.625%	5/15/44	175	174
Celgene Corp.	5.000%	8/15/45	250	261
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	50	52
Church & Dwight Co. Inc.	2.450%	12/15/19	75	76
City of Hope	5.623%	11/15/43	75	89
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	100	97
Clorox Co.	3.800%	11/15/21	50	53
Clorox Co.	3.500%	12/15/24	250	258
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	125	128
Coca-Cola Co.	1.375%	5/30/19	100	100
Coca-Cola Co.	1.875%	10/27/20	250	250
Coca-Cola Co.	2.450%	11/1/20	750	763
Coca-Cola Co.	3.150%	11/15/20	125	130
Coca-Cola Co.	1.550%	9/1/21	300	293
Coca-Cola Co.	3.300%	9/1/21	250	261
Coca-Cola Co.	3.200%	11/1/23	225	232

Coca-Cola Co.	2.875%	10/27/25	300	297
Coca-Cola Co.	2.550%	6/1/26	100	96
Coca-Cola Co.	2.250%	9/1/26	200	187
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	311
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	150	150
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	105
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	250	257
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	200	220
Colgate-Palmolive Co.	1.750%	3/15/19	75	75
Colgate-Palmolive Co.	2.450%	11/15/21	175	177
Colgate-Palmolive Co.	2.100%	5/1/23	280	272
Colgate-Palmolive Co.	3.250%	3/15/24	100	103
Colgate-Palmolive Co.	4.000%	8/15/45	150	154
Conagra Brands Inc.	3.250%	9/15/22	75	76
Conagra Brands Inc.	3.200%	1/25/23	426	429
Conagra Brands Inc.	8.250%	9/15/30	50	68
Constellation Brands Inc.	3.875%	11/15/19	75	78
Constellation Brands Inc.	3.750%	5/1/21	100	104
Constellation Brands Inc.	6.000%	5/1/22	100	113
Constellation Brands Inc.	4.250%	5/1/23	200	210
Constellation Brands Inc.	4.750%	11/15/24	175	189
Constellation Brands Inc.	3.700%	12/6/26	100	100
Covidien International Finance SA	4.200%	6/15/20	100	106
Covidien International Finance SA	3.200%	6/15/22	200	204
CR Bard Inc.	4.400%	1/15/21	75	80
Danaher Corp.	1.650%	9/15/18	100	100
Danaher Corp.	2.400%	9/15/20	100	101
Danaher Corp.	3.350%	9/15/25	100	103
Danaher Corp.	4.375%	9/15/45	100	105
Delhaize America LLC	9.000%	4/15/31	100	144
Diageo Capital plc	4.828%	7/15/20	125	135
Diageo Capital plc	2.625%	4/29/23	500	495
Diageo Capital plc	5.875%	9/30/36	50	62
Diageo Investment Corp.	2.875%	5/11/22	200	203
Diageo Investment Corp.	4.250%	5/11/42	150	152
Dignity Health California GO	3.125%	11/1/22	50	50
Dignity Health California GO	3.812%	11/1/24	100	100
Dignity Health California GO	4.500%	11/1/42	100	92
Dignity Health California GO	5.267%	11/1/64	75	74
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	36	38
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	75	75
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	50	49
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	100	100
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	100	100
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	75	70
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	75	74
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	75	103
Dr Pepper Snapple Group Inc.	4.420%	12/15/46	50	50
Edwards Lifesciences Corp.	2.875%	10/15/18	100	101
Eli Lilly & Co.	1.950%	3/15/19	125	126
Eli Lilly & Co.	2.750%	6/1/25	150	148
Eli Lilly & Co.	5.550%	3/15/37	100	121
Eli Lilly & Co.	3.700%	3/1/45	160	153
Estee Lauder Cos. Inc.	1.800%	2/7/20	100	100
Estee Lauder Cos. Inc.	1.700%	5/10/21	225	220
Estee Lauder Cos. Inc.	3.150%	3/15/27	125	125
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	91

Estee Lauder Cos. Inc.	4.375%	6/15/45	100	103
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	100
Express Scripts Holding Co.	4.750%	11/15/21	425	457
Express Scripts Holding Co.	3.900%	2/15/22	200	208
Express Scripts Holding Co.	3.000%	7/15/23	500	484
Express Scripts Holding Co.	4.500%	2/25/26	265	270
Express Scripts Holding Co.	3.400%	3/1/27	300	282
Express Scripts Holding Co.	6.125%	11/15/41	42	48
Express Scripts Holding Co.	4.800%	7/15/46	325	309
Flowers Foods Inc.	4.375%	4/1/22	100	106
Flowers Foods Inc.	3.500%	10/1/26	50	49
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	97
General Mills Inc.	5.650%	2/15/19	275	294
General Mills Inc.	2.200%	10/21/19	200	201
General Mills Inc.	3.150%	12/15/21	25	26
General Mills Inc.	3.200%	2/10/27	150	147
General Mills Inc.	5.400%	6/15/40	100	113
Gilead Sciences Inc.	1.850%	9/4/18	125	125
Gilead Sciences Inc.	2.050%	4/1/19	400	401
Gilead Sciences Inc.	2.350%	2/1/20	105	106
Gilead Sciences Inc.	2.550%	9/1/20	325	328
Gilead Sciences Inc.	4.500%	4/1/21	150	161
Gilead Sciences Inc.	4.400%	12/1/21	725	778
Gilead Sciences Inc.	3.250%	9/1/22	175	179
Gilead Sciences Inc.	2.500%	9/1/23	125	121
Gilead Sciences Inc.	3.700%	4/1/24	350	359
Gilead Sciences Inc.	3.500%	2/1/25	310	312
Gilead Sciences Inc.	3.650%	3/1/26	575	579
Gilead Sciences Inc.	4.600%	9/1/35	150	154
Gilead Sciences Inc.	5.650%	12/1/41	175	201
Gilead Sciences Inc.	4.800%	4/1/44	300	307
Gilead Sciences Inc.	4.500%	2/1/45	275	269
Gilead Sciences Inc.	4.750%	3/1/46	255	260
Gilead Sciences Inc.	4.150%	3/1/47	575	532
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	675	706
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	50
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	723
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	103
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	101
Hasbro Inc.	6.350%	3/15/40	125	149
Hasbro Inc.	5.100%	5/15/44	50	51
Hershey Co.	1.600%	8/21/18	75	75
Hershey Co.	4.125%	12/1/20	75	81
Hershey Co.	2.625%	5/1/23	100	99
Hershey Co.	3.200%	8/21/25	65	66
Hershey Co.	2.300%	8/15/26	100	94
Hillshire Brands Co.	4.100%	9/15/20	50	52
Hormel Foods Corp.	4.125%	4/15/21	25	27
Ingredion Inc.	4.625%	11/1/20	25	27
Ingredion Inc.	3.200%	10/1/26	100	98
JM Smucker Co.	2.500%	3/15/20	75	76
JM Smucker Co.	3.500%	10/15/21	175	182
JM Smucker Co.	3.000%	3/15/22	100	101
JM Smucker Co.	3.500%	3/15/25	175	177
JM Smucker Co.	4.250%	3/15/35	100	100
JM Smucker Co.	4.375%	3/15/45	100	100
Johns Hopkins Health System Corp.	3.837%	5/15/46	100	98

Johnson & Johnson	5.150%	7/15/18	150	157
Johnson & Johnson	1.125%	3/1/19	150	149
Johnson & Johnson	2.950%	9/1/20	100	104
Johnson & Johnson	1.650%	3/1/21	200	197
Johnson & Johnson	2.250%	3/3/22	400	401
Johnson & Johnson	2.050%	3/1/23	125	122
Johnson & Johnson	3.375%	12/5/23	200	211
Johnson & Johnson	2.450%	3/1/26	350	336
Johnson & Johnson	2.950%	3/3/27	175	175
Johnson & Johnson	6.950%	9/1/29	25	34
Johnson & Johnson	4.950%	5/15/33	150	175
Johnson & Johnson	4.375%	12/5/33	100	110
Johnson & Johnson	3.550%	3/1/36	175	173
Johnson & Johnson	3.625%	3/3/37	150	149
Johnson & Johnson	5.950%	8/15/37	375	491
Johnson & Johnson	4.500%	9/1/40	150	165
Johnson & Johnson	3.700%	3/1/46	350	342
Johnson & Johnson	3.750%	3/3/47	175	173
Kaiser Foundation Hospitals	3.500%	4/1/22	50	52
Kaiser Foundation Hospitals	4.875%	4/1/42	100	112
Kellogg Co.	4.150%	11/15/19	125	131
Kellogg Co.	4.000%	12/15/20	172	182
Kellogg Co.	2.650%	12/1/23	150	146
Kellogg Co.	3.250%	4/1/26	125	122
Kellogg Co.	7.450%	4/1/31	25	32
Kellogg Co.	4.500%	4/1/46	250	246
Kimberly-Clark Corp.	6.250%	7/15/18	50	53
Kimberly-Clark Corp.	1.400%	2/15/19	125	125
Kimberly-Clark Corp.	3.625%	8/1/20	140	147
Kimberly-Clark Corp.	2.650%	3/1/25	125	121
Kimberly-Clark Corp.	3.050%	8/15/25	50	50
Kimberly-Clark Corp.	2.750%	2/15/26	100	98
Kimberly-Clark Corp.	6.625%	8/1/37	250	341
Kimberly-Clark Corp.	3.200%	7/30/46	100	87
Koninklijke Philips NV	3.750%	3/15/22	200	207
Koninklijke Philips NV	5.000%	3/15/42	50	52
Kraft Foods Group Inc.	6.125%	8/23/18	175	185
Kraft Foods Group Inc.	5.375%	2/10/20	138	150
Kraft Foods Group Inc.	6.875%	1/26/39	325	405
Kraft Foods Group Inc.	5.000%	6/4/42	435	440
Kraft Heinz Foods Co.	2.000%	7/2/18	350	351
Kraft Heinz Foods Co.	2.800%	7/2/20	280	284
Kraft Heinz Foods Co.	3.500%	7/15/22	175	179
Kraft Heinz Foods Co.	3.950%	7/15/25	360	365
Kraft Heinz Foods Co.	3.000%	6/1/26	325	305
Kraft Heinz Foods Co.	5.000%	7/15/35	170	176
Kraft Heinz Foods Co.	5.200%	7/15/45	295	306
Kraft Heinz Foods Co.	4.375%	6/1/46	600	563
Kroger Co.	4.450%	2/1/47	125	123
Laboratory Corp. of America Holdings	2.500%	11/1/18	50	50
Laboratory Corp. of America Holdings	2.625%	2/1/20	50	50
Laboratory Corp. of America Holdings	3.200%	2/1/22	100	100
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
Laboratory Corp. of America Holdings	3.600%	2/1/25	175	173
Laboratory Corp. of America Holdings	4.700%	2/1/45	145	141
Life Technologies Corp.	6.000%	3/1/20	125	137
Life Technologies Corp.	5.000%	1/15/21	100	107

Mattel Inc.	2.350%	5/6/19	200	201
Mattel Inc.	2.350%	8/15/21	75	73
Mattel Inc.	3.150%	3/15/23	25	25
Mattel Inc.	5.450%	11/1/41	75	76
5 Mayo Clinic	3.774%	11/15/43	75	71
5 Mayo Clinic	4.128%	11/15/52	50	50
McCormick & Co. Inc.	3.900%	7/15/21	50	53
McKesson Corp.	7.500%	2/15/19	250	274
McKesson Corp.	2.284%	3/15/19	150	151
McKesson Corp.	4.750%	3/1/21	25	27
McKesson Corp.	3.796%	3/15/24	200	207
McKesson Corp.	6.000%	3/1/41	200	232
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	107
Mead Johnson Nutrition Co.	3.000%	11/15/20	150	153
Mead Johnson Nutrition Co.	4.125%	11/15/25	125	131
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	119
Mead Johnson Nutrition Co.	4.600%	6/1/44	75	78
Medtronic Global Holdings SCA	3.350%	4/1/27	150	151
Medtronic Inc.	5.600%	3/15/19	25	27
Medtronic Inc.	2.500%	3/15/20	650	659
Medtronic Inc.	3.125%	3/15/22	760	777
Medtronic Inc.	3.150%	3/15/22	650	669
Medtronic Inc.	3.625%	3/15/24	50	52
Medtronic Inc.	3.500%	3/15/25	850	870
Medtronic Inc.	4.375%	3/15/35	468	491
Medtronic Inc.	6.500%	3/15/39	25	32
Medtronic Inc.	5.550%	3/15/40	150	174
Medtronic Inc.	4.500%	3/15/42	21	22
Medtronic Inc.	4.625%	3/15/44	55	58
Medtronic Inc.	4.625%	3/15/45	775	826
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	50	57
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	150	148
Memorial Sloan-Kettering Cancer Center New
York GO	4.200%	7/1/55	25	25
Merck & Co. Inc.	1.300%	5/18/18	400	400
Merck & Co. Inc.	1.850%	2/10/20	200	200
Merck & Co. Inc.	3.875%	1/15/21	250	265
Merck & Co. Inc.	2.350%	2/10/22	225	225
Merck & Co. Inc.	2.400%	9/15/22	250	248
Merck & Co. Inc.	2.750%	2/10/25	200	197
Merck & Co. Inc.	6.500%	12/1/33	75	98
Merck & Co. Inc.	6.550%	9/15/37	125	168
Merck & Co. Inc.	3.600%	9/15/42	75	70
Merck & Co. Inc.	4.150%	5/18/43	200	205
Merck & Co. Inc.	3.700%	2/10/45	475	451
Merck Sharp & Dohme Corp.	5.000%	6/30/19	100	107
Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	184
8 Molson Coors Brewing Co.	1.900%	3/15/19	100	100
Molson Coors Brewing Co.	1.450%	7/15/19	100	99
8 Molson Coors Brewing Co.	2.250%	3/15/20	100	100
Molson Coors Brewing Co.	2.100%	7/15/21	100	98
Molson Coors Brewing Co.	3.500%	5/1/22	25	26
Molson Coors Brewing Co.	3.000%	7/15/26	350	332
Molson Coors Brewing Co.	5.000%	5/1/42	100	106
Molson Coors Brewing Co.	4.200%	7/15/46	425	398

Mondelez International Inc.	6.500%	2/9/40	100	124
Mylan Inc.	2.600%	6/24/18	20	20
Mylan Inc.	2.550%	3/28/19	275	276
Mylan Inc.	4.200%	11/29/23	150	154
Mylan Inc.	5.400%	11/29/43	75	78
Mylan NV	2.500%	6/7/19	75	75
Mylan NV	3.150%	6/15/21	400	400
Mylan NV	3.950%	6/15/26	400	391
Mylan NV	5.250%	6/15/46	175	179
New York & Presbyterian Hospital	4.024%	8/1/45	130	127
New York & Presbyterian Hospital	4.063%	8/1/56	75	70
New York & Presbyterian Hospital	4.763%	8/1/16	60	56
Newell Brands Inc.	2.150%	10/15/18	50	50
Newell Brands Inc.	2.600%	3/29/19	25	25
Newell Brands Inc.	3.150%	4/1/21	175	179
Newell Brands Inc.	3.850%	4/1/23	310	320
Newell Brands Inc.	4.000%	12/1/24	100	103
Newell Brands Inc.	3.900%	11/1/25	50	51
Newell Brands Inc.	4.200%	4/1/26	475	494
Newell Brands Inc.	5.375%	4/1/36	100	113
Newell Brands Inc.	5.500%	4/1/46	350	397
Northwell Healthcare Inc.	3.979%	11/1/46	150	137
Novant Health Inc.	5.850%	11/1/19	150	164
Novartis Capital Corp.	1.800%	2/14/20	350	349
Novartis Capital Corp.	2.400%	5/17/22	350	348
Novartis Capital Corp.	2.400%	9/21/22	75	75
Novartis Capital Corp.	3.400%	5/6/24	400	413
Novartis Capital Corp.	3.000%	11/20/25	300	299
Novartis Capital Corp.	3.100%	5/17/27	175	175
Novartis Capital Corp.	3.700%	9/21/42	75	72
Novartis Capital Corp.	4.400%	5/6/44	300	319
Novartis Capital Corp.	4.000%	11/20/45	250	251
Novartis Securities Investment Ltd.	5.125%	2/10/19	450	478
NYU Hospitals Center	4.784%	7/1/44	100	105
PepsiCo Inc.	1.250%	4/30/18	325	325
PepsiCo Inc.	5.000%	6/1/18	325	338
PepsiCo Inc.	1.350%	10/4/19	175	174
PepsiCo Inc.	4.500%	1/15/20	25	27
PepsiCo Inc.	1.850%	4/30/20	675	673
PepsiCo Inc.	2.150%	10/14/20	200	201
PepsiCo Inc.	3.000%	8/25/21	150	154
PepsiCo Inc.	1.700%	10/6/21	175	170
PepsiCo Inc.	2.750%	3/5/22	375	381
PepsiCo Inc.	2.750%	4/30/25	200	196
PepsiCo Inc.	3.500%	7/17/25	125	130
PepsiCo Inc.	2.375%	10/6/26	225	212
PepsiCo Inc.	5.500%	1/15/40	250	304
PepsiCo Inc.	4.875%	11/1/40	250	281
PepsiCo Inc.	4.000%	3/5/42	175	174
PepsiCo Inc.	4.250%	10/22/44	200	207
PepsiCo Inc.	4.450%	4/14/46	125	132
PepsiCo Inc.	3.450%	10/6/46	225	203
PerkinElmer Inc.	5.000%	11/15/21	650	705
Perrigo Co. plc	2.300%	11/8/18	310	312
Perrigo Co. plc	5.300%	11/15/43	150	153
Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	199
Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	229

Pfizer Inc.	1.200%	6/1/18	200	200
Pfizer Inc.	2.100%	5/15/19	450	454
Pfizer Inc.	1.450%	6/3/19	225	224
Pfizer Inc.	1.700%	12/15/19	100	100
Pfizer Inc.	1.950%	6/3/21	225	224
Pfizer Inc.	2.200%	12/15/21	100	100
Pfizer Inc.	3.400%	5/15/24	100	104
Pfizer Inc.	2.750%	6/3/26	240	233
Pfizer Inc.	3.000%	12/15/26	300	296
Pfizer Inc.	4.000%	12/15/36	350	353
Pfizer Inc.	7.200%	3/15/39	275	392
Pfizer Inc.	4.300%	6/15/43	125	129
Pfizer Inc.	4.400%	5/15/44	200	208
Pfizer Inc.	4.125%	12/15/46	275	273
Pharmacia LLC	6.600%	12/1/28	75	96
Philip Morris International Inc.	5.650%	5/16/18	325	340
Philip Morris International Inc.	1.375%	2/25/19	100	99
Philip Morris International Inc.	2.000%	2/21/20	175	175
Philip Morris International Inc.	1.875%	2/25/21	125	123
Philip Morris International Inc.	2.625%	3/6/23	100	98
Philip Morris International Inc.	2.125%	5/10/23	95	90
Philip Morris International Inc.	3.250%	11/10/24	225	226
Philip Morris International Inc.	3.375%	8/11/25	400	403
Philip Morris International Inc.	2.750%	2/25/26	125	120
Philip Morris International Inc.	6.375%	5/16/38	200	254
Philip Morris International Inc.	4.375%	11/15/41	425	425
Philip Morris International Inc.	4.500%	3/20/42	100	102
Philip Morris International Inc.	3.875%	8/21/42	25	23
Philip Morris International Inc.	4.125%	3/4/43	125	120
Philip Morris International Inc.	4.250%	11/10/44	150	148
Premier Health Partners	2.911%	11/15/26	50	46
5 Procter & Gamble - Esop	9.360%	1/1/21	198	229
Procter & Gamble Co.	1.850%	2/2/21	100	100
Procter & Gamble Co.	1.700%	11/3/21	125	122
Procter & Gamble Co.	2.300%	2/6/22	425	427
Procter & Gamble Co.	3.100%	8/15/23	150	155
Procter & Gamble Co.	2.700%	2/2/26	100	98
Procter & Gamble Co.	2.450%	11/3/26	100	95
Procter & Gamble Co.	5.550%	3/5/37	30	39
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	50	48
Quest Diagnostics Inc.	2.700%	4/1/19	75	76
Quest Diagnostics Inc.	2.500%	3/30/20	70	70
Quest Diagnostics Inc.	4.250%	4/1/24	100	105
Quest Diagnostics Inc.	3.500%	3/30/25	125	124
Quest Diagnostics Inc.	3.450%	6/1/26	125	123
Quest Diagnostics Inc.	5.750%	1/30/40	13	14
Reynolds American Inc.	2.300%	6/12/18	225	226
Reynolds American Inc.	8.125%	6/23/19	175	197
Reynolds American Inc.	3.250%	6/12/20	370	380
Reynolds American Inc.	4.000%	6/12/22	175	184
Reynolds American Inc.	4.850%	9/15/23	25	27
Reynolds American Inc.	4.450%	6/12/25	475	499
Reynolds American Inc.	5.700%	8/15/35	175	200
Reynolds American Inc.	7.250%	6/15/37	125	165
Reynolds American Inc.	5.850%	8/15/45	325	381
RWJ Barnabas Health Inc.	3.949%	7/1/46	100	94

Sanofi	1.250%	4/10/18	275	275
Sanofi	4.000%	3/29/21	350	371
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	575	570
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	1,000	974
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	650	628
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	25	27
Stryker Corp.	2.000%	3/8/19	125	125
Stryker Corp.	4.375%	1/15/20	50	53
Stryker Corp.	2.625%	3/15/21	125	126
Stryker Corp.	3.375%	5/15/24	200	203
Stryker Corp.	3.375%	11/1/25	140	141
Stryker Corp.	3.500%	3/15/26	183	185
Stryker Corp.	4.375%	5/15/44	50	49
Stryker Corp.	4.625%	3/15/46	250	257
Sysco Corp.	1.900%	4/1/19	100	100
Sysco Corp.	2.600%	10/1/20	50	50
Sysco Corp.	2.500%	7/15/21	75	75
Sysco Corp.	3.750%	10/1/25	75	77
Sysco Corp.	3.300%	7/15/26	200	196
Sysco Corp.	5.375%	9/21/35	100	112
Sysco Corp.	4.850%	10/1/45	50	53
Sysco Corp.	4.500%	4/1/46	100	100
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	300	305
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	422	411
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	129	131
Teva Pharmaceutical Finance Netherlands III
BV	1.400%	7/20/18	300	298
Teva Pharmaceutical Finance Netherlands III
BV	1.700%	7/19/19	250	247
Teva Pharmaceutical Finance Netherlands III
BV	2.200%	7/21/21	525	506
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	500	476
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	600	553
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	450	388
5 Texas Health Resources	4.330%	11/15/55	25	26
The Kroger Co.	2.000%	1/15/19	50	50
The Kroger Co.	1.500%	9/30/19	100	99
The Kroger Co.	6.150%	1/15/20	125	138
The Kroger Co.	3.300%	1/15/21	250	256
The Kroger Co.	2.600%	2/1/21	50	50
The Kroger Co.	2.950%	11/1/21	150	151
The Kroger Co.	3.400%	4/15/22	250	256
The Kroger Co.	4.000%	2/1/24	175	182
The Kroger Co.	3.500%	2/1/26	100	100
The Kroger Co.	2.650%	10/15/26	125	115
The Kroger Co.	7.700%	6/1/29	50	66
The Kroger Co.	8.000%	9/15/29	125	169
The Kroger Co.	7.500%	4/1/31	100	134
The Kroger Co.	6.900%	4/15/38	75	97
The Kroger Co.	5.400%	7/15/40	50	55
The Kroger Co.	5.150%	8/1/43	100	107
The Kroger Co.	3.875%	10/15/46	50	45
The Pepsi Bottling Group Inc.	7.000%	3/1/29	250	340
Thermo Fisher Scientific Inc.	4.500%	3/1/21	200	214

Thermo Fisher Scientific Inc.	3.600%	8/15/21	200	208
Thermo Fisher Scientific Inc.	3.300%	2/15/22	200	204
Thermo Fisher Scientific Inc.	3.150%	1/15/23	100	100
Thermo Fisher Scientific Inc.	3.000%	4/15/23	125	124
Thermo Fisher Scientific Inc.	3.650%	12/15/25	500	507
Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	190
Trinity Health Corp.	4.125%	12/1/45	60	58
Tupperware Brands Corp.	4.750%	6/1/21	100	107
Tyson Foods Inc.	2.650%	8/15/19	175	177
Tyson Foods Inc.	4.500%	6/15/22	275	293
Tyson Foods Inc.	3.950%	8/15/24	100	102
Tyson Foods Inc.	4.875%	8/15/34	350	359
Tyson Foods Inc.	5.150%	8/15/44	100	105
Unilever Capital Corp.	2.200%	3/6/19	200	202
Unilever Capital Corp.	2.100%	7/30/20	250	251
Unilever Capital Corp.	4.250%	2/10/21	200	214
Unilever Capital Corp.	1.375%	7/28/21	100	96
Unilever Capital Corp.	3.100%	7/30/25	225	224
Unilever Capital Corp.	2.000%	7/28/26	125	113
Unilever Capital Corp.	5.900%	11/15/32	50	64
Whirlpool Corp.	4.850%	6/15/21	50	54
Whirlpool Corp.	4.700%	6/1/22	100	109
Whirlpool Corp.	4.000%	3/1/24	175	183
Whirlpool Corp.	3.700%	5/1/25	75	77
Whirlpool Corp.	4.500%	6/1/46	150	149
Whole Foods Market Inc.	5.200%	12/3/25	225	238
Wyeth LLC	7.250%	3/1/23	250	310
Wyeth LLC	6.450%	2/1/24	100	121
Wyeth LLC	6.500%	2/1/34	150	194
Wyeth LLC	6.000%	2/15/36	85	105
Wyeth LLC	5.950%	4/1/37	360	445
Zeneca Wilmington Inc.	7.000%	11/15/23	25	31
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	200	200
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	50	53
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	200	201
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	101
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	176
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	250	247
Zoetis Inc.	3.450%	11/13/20	75	77
Zoetis Inc.	3.250%	2/1/23	300	303
Zoetis Inc.	4.500%	11/13/25	100	108
Zoetis Inc.	4.700%	2/1/43	100	102

Energy (2.7%)
Anadarko Petroleum Corp.	5.550%	3/15/26	200	222
Anadarko Petroleum Corp.	6.450%	9/15/36	200	236
Anadarko Petroleum Corp.	7.950%	6/15/39	25	32
Anadarko Petroleum Corp.	6.200%	3/15/40	275	310
Anadarko Petroleum Corp.	4.500%	7/15/44	700	659
Anadarko Petroleum Corp.	6.600%	3/15/46	200	242
Apache Corp.	6.900%	9/15/18	300	321
Apache Corp.	3.625%	2/1/21	75	77
Apache Corp.	6.000%	1/15/37	350	395
Apache Corp.	5.100%	9/1/40	350	360
Apache Corp.	4.750%	4/15/43	200	200
Baker Hughes Inc.	3.200%	8/15/21	300	307
Baker Hughes Inc.	5.125%	9/15/40	175	192

Boardwalk Pipelines LP	3.375%	2/1/23	100	97
Boardwalk Pipelines LP	4.950%	12/15/24	150	157
Boardwalk Pipelines LP	5.950%	6/1/26	200	221
Boardwalk Pipelines LP	4.450%	7/15/27	100	101
BP Capital Markets plc	4.750%	3/10/19	175	184
BP Capital Markets plc	1.676%	5/3/19	200	199
BP Capital Markets plc	2.237%	5/10/19	425	428
BP Capital Markets plc	2.315%	2/13/20	500	504
BP Capital Markets plc	4.500%	10/1/20	300	323
BP Capital Markets plc	4.742%	3/11/21	250	271
BP Capital Markets plc	3.062%	3/17/22	25	25
BP Capital Markets plc	3.245%	5/6/22	250	255
BP Capital Markets plc	2.500%	11/6/22	75	74
BP Capital Markets plc	2.750%	5/10/23	300	296
BP Capital Markets plc	3.994%	9/26/23	200	209
BP Capital Markets plc	3.216%	11/28/23	200	201
BP Capital Markets plc	3.814%	2/10/24	400	414
BP Capital Markets plc	3.535%	11/4/24	68	69
BP Capital Markets plc	3.506%	3/17/25	200	201
BP Capital Markets plc	3.119%	5/4/26	350	342
BP Capital Markets plc	3.723%	11/28/28	200	203
Buckeye Partners LP	2.650%	11/15/18	225	226
Buckeye Partners LP	4.150%	7/1/23	75	76
Buckeye Partners LP	3.950%	12/1/26	100	98
Buckeye Partners LP	5.850%	11/15/43	25	26
Buckeye Partners LP	5.600%	10/15/44	75	77
Burlington Resources Finance Co.	7.400%	12/1/31	175	237
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	273
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	142
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	108
Canadian Natural Resources Ltd.	6.500%	2/15/37	50	57
Canadian Natural Resources Ltd.	6.250%	3/15/38	100	114
Cenovus Energy Inc.	5.700%	10/15/19	100	108
Cenovus Energy Inc.	6.750%	11/15/39	300	343
Cenovus Energy Inc.	5.200%	9/15/43	100	98
Chevron Corp.	1.718%	6/24/18	350	351
Chevron Corp.	1.790%	11/16/18	300	301
Chevron Corp.	1.686%	2/28/19	100	100
Chevron Corp.	4.950%	3/3/19	275	291
Chevron Corp.	1.561%	5/16/19	200	200
Chevron Corp.	2.193%	11/15/19	300	303
Chevron Corp.	1.961%	3/3/20	275	275
Chevron Corp.	1.991%	3/3/20	100	100
Chevron Corp.	2.419%	11/17/20	200	202
Chevron Corp.	2.100%	5/16/21	300	297
Chevron Corp.	2.411%	3/3/22	125	125
Chevron Corp.	2.498%	3/3/22	100	100
Chevron Corp.	2.355%	12/5/22	325	320
Chevron Corp.	3.191%	6/24/23	400	410
Chevron Corp.	2.895%	3/3/24	100	100
Chevron Corp.	2.954%	5/16/26	400	395
Cimarex Energy Co.	4.375%	6/1/24	200	208
Columbia Pipeline Group Inc.	2.450%	6/1/18	100	101
Columbia Pipeline Group Inc.	3.300%	6/1/20	125	127
Columbia Pipeline Group Inc.	4.500%	6/1/25	300	315
ConocoPhillips	5.750%	2/1/19	875	937
ConocoPhillips	5.900%	10/15/32	50	60

ConocoPhillips	5.900%	5/15/38	150	180
ConocoPhillips	6.500%	2/1/39	200	255
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	232
ConocoPhillips Co.	4.200%	3/15/21	500	532
ConocoPhillips Co.	2.400%	12/15/22	250	244
ConocoPhillips Co.	3.350%	11/15/24	100	101
ConocoPhillips Co.	4.150%	11/15/34	100	100
ConocoPhillips Co.	4.300%	11/15/44	125	125
ConocoPhillips Co.	5.950%	3/15/46	300	372
ConocoPhillips Holding Co.	6.950%	4/15/29	150	194
Devon Energy Corp.	4.000%	7/15/21	100	103
Devon Energy Corp.	3.250%	5/15/22	200	198
Devon Energy Corp.	7.950%	4/15/32	33	43
Devon Energy Corp.	5.600%	7/15/41	250	264
Devon Energy Corp.	4.750%	5/15/42	200	192
Devon Financing Co. LLC	7.875%	9/30/31	200	258
Dominion Gas Holdings LLC	2.800%	11/15/20	200	202
Dominion Gas Holdings LLC	3.600%	12/15/24	200	202
Dominion Gas Holdings LLC	4.600%	12/15/44	200	201
Enable Midstream Partners LP	2.400%	5/15/19	100	99
Enable Midstream Partners LP	4.400%	3/15/27	150	148
Enable Midstream Partners LP	5.000%	5/15/44	100	92
Enbridge Energy Partners LP	6.500%	4/15/18	75	78
Enbridge Energy Partners LP	9.875%	3/1/19	225	256
Enbridge Energy Partners LP	4.375%	10/15/20	100	105
Enbridge Energy Partners LP	5.875%	10/15/25	150	168
Enbridge Energy Partners LP	7.500%	4/15/38	150	179
Enbridge Energy Partners LP	5.500%	9/15/40	75	75
Enbridge Energy Partners LP	7.375%	10/15/45	25	31
Enbridge Inc.	4.250%	12/1/26	200	204
Enbridge Inc.	4.500%	6/10/44	100	92
Enbridge Inc.	5.500%	12/1/46	200	211
Encana Corp.	6.500%	8/15/34	450	506
Encana Corp.	6.625%	8/15/37	200	226
Energy Transfer Partners LP	2.500%	6/15/18	100	100
Energy Transfer Partners LP	9.000%	4/15/19	229	258
Energy Transfer Partners LP	4.150%	10/1/20	75	78
Energy Transfer Partners LP	4.650%	6/1/21	105	110
Energy Transfer Partners LP	3.600%	2/1/23	475	472
Energy Transfer Partners LP	4.050%	3/15/25	1,000	988
Energy Transfer Partners LP	4.750%	1/15/26	100	103
Energy Transfer Partners LP	4.200%	4/15/27	100	99
Energy Transfer Partners LP	6.625%	10/15/36	150	167
Energy Transfer Partners LP	6.050%	6/1/41	100	103
Energy Transfer Partners LP	6.500%	2/1/42	175	189
Energy Transfer Partners LP	5.150%	3/15/45	100	94
Energy Transfer Partners LP	5.300%	4/15/47	100	96
EnLink Midstream Partners LP	4.400%	4/1/24	100	101
EnLink Midstream Partners LP	4.150%	6/1/25	100	99
EnLink Midstream Partners LP	4.850%	7/15/26	200	206
EnLink Midstream Partners LP	5.600%	4/1/44	125	125
Enterprise Products Operating LLC	6.650%	4/15/18	75	79
Enterprise Products Operating LLC	1.650%	5/7/18	50	50
Enterprise Products Operating LLC	6.500%	1/31/19	50	54
Enterprise Products Operating LLC	2.550%	10/15/19	225	227
Enterprise Products Operating LLC	5.200%	9/1/20	300	326
Enterprise Products Operating LLC	3.350%	3/15/23	200	201

Enterprise Products Operating LLC	3.900%	2/15/24	375	384
Enterprise Products Operating LLC	3.750%	2/15/25	150	151
Enterprise Products Operating LLC	3.700%	2/15/26	100	100
Enterprise Products Operating LLC	3.950%	2/15/27	200	204
Enterprise Products Operating LLC	6.875%	3/1/33	175	215
Enterprise Products Operating LLC	7.550%	4/15/38	150	196
Enterprise Products Operating LLC	6.125%	10/15/39	150	174
Enterprise Products Operating LLC	5.950%	2/1/41	175	200
Enterprise Products Operating LLC	4.450%	2/15/43	300	285
Enterprise Products Operating LLC	4.850%	3/15/44	300	303
Enterprise Products Operating LLC	5.100%	2/15/45	100	104
Enterprise Products Operating LLC	4.900%	5/15/46	200	205
Enterprise Products Operating LLC	4.950%	10/15/54	100	100
5 Enterprise Products Operating LLC	7.034%	1/15/68	225	232
EOG Resources Inc.	4.400%	6/1/20	100	106
EOG Resources Inc.	4.100%	2/1/21	350	369
EOG Resources Inc.	2.625%	3/15/23	450	439
EOG Resources Inc.	3.900%	4/1/35	75	71
EQT Corp.	6.500%	4/1/18	350	365
EQT Corp.	4.875%	11/15/21	125	134
EQT Midstream Partners LP	4.125%	12/1/26	100	99
Exxon Mobil Corp.	1.819%	3/15/19	45	45
Exxon Mobil Corp.	1.912%	3/6/20	265	265
Exxon Mobil Corp.	2.222%	3/1/21	400	400
Exxon Mobil Corp.	2.397%	3/6/22	350	350
Exxon Mobil Corp.	2.726%	3/1/23	500	501
Exxon Mobil Corp.	2.709%	3/6/25	300	294
Exxon Mobil Corp.	3.043%	3/1/26	300	300
Exxon Mobil Corp.	3.567%	3/6/45	175	164
Exxon Mobil Corp.	4.114%	3/1/46	425	435
Halliburton Co.	2.000%	8/1/18	125	125
Halliburton Co.	3.500%	8/1/23	225	229
Halliburton Co.	3.800%	11/15/25	350	355
Halliburton Co.	4.850%	11/15/35	200	211
Halliburton Co.	6.700%	9/15/38	125	156
Halliburton Co.	7.450%	9/15/39	200	267
Halliburton Co.	4.750%	8/1/43	150	152
Halliburton Co.	5.000%	11/15/45	300	315
Hess Corp.	3.500%	7/15/24	100	96
Hess Corp.	4.300%	4/1/27	250	245
Hess Corp.	7.125%	3/15/33	100	114
Hess Corp.	6.000%	1/15/40	150	153
Hess Corp.	5.600%	2/15/41	300	301
Hess Corp.	5.800%	4/1/47	200	206
Husky Energy Inc.	6.150%	6/15/19	100	108
Husky Energy Inc.	4.000%	4/15/24	150	152
Husky Energy Inc.	6.800%	9/15/37	50	62
Kerr-McGee Corp.	6.950%	7/1/24	250	295
Kerr-McGee Corp.	7.875%	9/15/31	50	64
Kinder Morgan Energy Partners LP	9.000%	2/1/19	365	408
Kinder Morgan Energy Partners LP	6.850%	2/15/20	750	835
Kinder Morgan Energy Partners LP	3.500%	3/1/21	125	127
Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	161
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	25
Kinder Morgan Energy Partners LP	3.500%	9/1/23	125	123
Kinder Morgan Energy Partners LP	4.300%	5/1/24	400	407
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	320

Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	52
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	272
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	58
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	222
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	276
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	24
Kinder Morgan Energy Partners LP	4.700%	11/1/42	375	344
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	72
Kinder Morgan Inc.	4.300%	6/1/25	300	306
Kinder Morgan Inc.	7.800%	8/1/31	90	113
Kinder Morgan Inc.	7.750%	1/15/32	165	206
Kinder Morgan Inc.	5.300%	12/1/34	175	176
Kinder Morgan Inc.	5.550%	6/1/45	200	205
Kinder Morgan Inc.	5.050%	2/15/46	350	342
Magellan Midstream Partners LP	6.550%	7/15/19	75	82
Magellan Midstream Partners LP	4.250%	2/1/21	125	132
Magellan Midstream Partners LP	5.150%	10/15/43	275	291
Magellan Midstream Partners LP	4.250%	9/15/46	200	187
Marathon Oil Corp.	2.700%	6/1/20	150	149
Marathon Oil Corp.	2.800%	11/1/22	175	168
Marathon Oil Corp.	6.800%	3/15/32	300	342
Marathon Oil Corp.	5.200%	6/1/45	100	98
Marathon Petroleum Corp.	2.700%	12/14/18	200	202
Marathon Petroleum Corp.	5.125%	3/1/21	375	406
Marathon Petroleum Corp.	4.750%	9/15/44	250	227
Marathon Petroleum Corp.	5.850%	12/15/45	200	199
MPLX LP	4.500%	7/15/23	350	363
MPLX LP	4.875%	12/1/24	300	315
MPLX LP	4.875%	6/1/25	100	105
MPLX LP	4.125%	3/1/27	300	298
MPLX LP	5.200%	3/1/47	300	302
Nabors Industries Inc.	6.150%	2/15/18	450	466
Nabors Industries Inc.	5.000%	9/15/20	175	181
Nabors Industries Inc.	4.625%	9/15/21	125	126
National Fuel Gas Co.	3.750%	3/1/23	275	274
National Oilwell Varco Inc.	2.600%	12/1/22	25	24
National Oilwell Varco Inc.	3.950%	12/1/42	125	101
Noble Energy Inc.	8.250%	3/1/19	475	528
Noble Energy Inc.	6.000%	3/1/41	100	111
Noble Energy Inc.	5.250%	11/15/43	375	388
Noble Energy Inc.	5.050%	11/15/44	150	153
Occidental Petroleum Corp.	4.100%	2/1/21	350	370
Occidental Petroleum Corp.	2.700%	2/15/23	250	247
Occidental Petroleum Corp.	3.500%	6/15/25	250	252
Occidental Petroleum Corp.	3.400%	4/15/26	250	249
Occidental Petroleum Corp.	4.625%	6/15/45	100	104
Oceaneering International Inc.	4.650%	11/15/24	85	85
ONEOK Partners LP	8.625%	3/1/19	225	251
ONEOK Partners LP	3.375%	10/1/22	100	100
ONEOK Partners LP	6.650%	10/1/36	300	349
ONEOK Partners LP	6.125%	2/1/41	150	167
Petro-Canada	6.800%	5/15/38	225	289
Phillips 66	2.950%	5/1/17	600	601
Phillips 66	4.300%	4/1/22	275	292
Phillips 66	4.650%	11/15/34	200	202
Phillips 66	5.875%	5/1/42	175	200
Phillips 66	4.875%	11/15/44	299	300

Phillips 66 Partners LP	2.646%	2/15/20	35	35
Phillips 66 Partners LP	3.605%	2/15/25	125	122
Phillips 66 Partners LP	4.680%	2/15/45	50	46
Phillips 66 Partners LP	4.900%	10/1/46	200	190
Pioneer Natural Resources Co.	6.875%	5/1/18	50	53
Pioneer Natural Resources Co.	3.950%	7/15/22	200	208
Pioneer Natural Resources Co.	4.450%	1/15/26	400	421
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	26
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	85
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	314	301
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	790	765
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	100	102
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	325	275
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	200	179
Regency Energy Partners LP / Regency
Energy Finance Corp.	6.500%	7/15/21	257	265
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	300	329
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	200	212
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.500%	4/15/23	200	207
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	100	102
Repsol Oil & Gas Canada Inc.	7.750%	6/1/19	121	131
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	225	218
Sabine Pass Liquefaction LLC	5.625%	2/1/21	400	431
Sabine Pass Liquefaction LLC	6.250%	3/15/22	325	360
Sabine Pass Liquefaction LLC	5.625%	4/15/23	300	326
Sabine Pass Liquefaction LLC	5.750%	5/15/24	500	545
Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	433
8 Sabine Pass Liquefaction LLC	5.875%	6/30/26	500	551
8 Sabine Pass Liquefaction LLC	5.000%	3/15/27	200	208
8 Sabine Pass Liquefaction LLC	4.200%	3/15/28	100	99
Schlumberger Investment SA	3.650%	12/1/23	225	234
Shell International Finance BV	1.900%	8/10/18	325	326
Shell International Finance BV	2.000%	11/15/18	500	502
Shell International Finance BV	1.375%	9/12/19	200	198
Shell International Finance BV	4.300%	9/22/19	550	581
Shell International Finance BV	4.375%	3/25/20	325	346
Shell International Finance BV	2.125%	5/11/20	450	450
Shell International Finance BV	2.250%	11/10/20	100	100
Shell International Finance BV	1.875%	5/10/21	200	196
Shell International Finance BV	1.750%	9/12/21	200	194
Shell International Finance BV	3.400%	8/12/23	75	77
Shell International Finance BV	3.250%	5/11/25	200	201
Shell International Finance BV	2.875%	5/10/26	500	486
Shell International Finance BV	2.500%	9/12/26	900	844
Shell International Finance BV	4.125%	5/11/35	500	502
Shell International Finance BV	6.375%	12/15/38	475	609

Shell International Finance BV	5.500%	3/25/40	125	146
Shell International Finance BV	4.550%	8/12/43	400	415
Shell International Finance BV	4.375%	5/11/45	400	405
Shell International Finance BV	4.000%	5/10/46	450	433
Shell International Finance BV	3.750%	9/12/46	200	184
Spectra Energy Capital LLC	6.200%	4/15/18	300	313
Spectra Energy Capital LLC	6.750%	2/15/32	50	57
Spectra Energy Partners LP	2.950%	9/25/18	25	25
Spectra Energy Partners LP	4.750%	3/15/24	400	424
Spectra Energy Partners LP	3.500%	3/15/25	50	49
Spectra Energy Partners LP	4.500%	3/15/45	250	234
Suncor Energy Inc.	6.100%	6/1/18	25	26
Suncor Energy Inc.	5.950%	12/1/34	75	88
Suncor Energy Inc.	6.500%	6/15/38	525	659
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	425	447
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	50
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	75	76
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	159
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	315
8 TechnipFMC plc	3.450%	10/1/22	25	25
Tosco Corp.	7.800%	1/1/27	130	170
Total Capital Canada Ltd.	2.750%	7/15/23	125	124
Total Capital International SA	2.125%	1/10/19	150	151
Total Capital International SA	2.750%	6/19/21	300	303
Total Capital International SA	2.875%	2/17/22	300	303
Total Capital International SA	2.700%	1/25/23	50	49
Total Capital International SA	3.700%	1/15/24	775	804
Total Capital SA	2.125%	8/10/18	250	252
Total Capital SA	4.450%	6/24/20	375	401
Total Capital SA	4.125%	1/28/21	125	133
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	159
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	183
TransCanada PipeLines Ltd.	4.875%	1/15/26	100	111
TransCanada PipeLines Ltd.	4.625%	3/1/34	350	368
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	173
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	357
TransCanada PipeLines Ltd.	6.200%	10/15/37	475	587
TransCanada PipeLines Ltd.	5.000%	10/16/43	150	165
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	265	277
Valero Energy Corp.	6.125%	2/1/20	75	83
Valero Energy Corp.	7.500%	4/15/32	725	921
Valero Energy Partners LP	4.375%	12/15/26	100	101
Western Gas Partners LP	5.375%	6/1/21	300	322
Western Gas Partners LP	5.450%	4/1/44	120	122
Williams Partners LP	5.250%	3/15/20	475	512
Williams Partners LP	4.125%	11/15/20	275	288
Williams Partners LP	3.600%	3/15/22	475	481
Williams Partners LP	3.350%	8/15/22	125	125
Williams Partners LP	3.900%	1/15/25	325	324
Williams Partners LP	6.300%	4/15/40	100	112
Williams Partners LP	5.400%	3/4/44	400	411
Williams Partners LP	5.100%	9/15/45	350	347
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	150	154
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	300	309

Other Industrial (0.1%)
California Institute of Technology GO	4.321%	8/1/45	70	75

California Institute of Technology GO	4.700%	11/1/11	50	48
CBRE Services Inc.	5.000%	3/15/23	150	156
CBRE Services Inc.	5.250%	3/15/25	100	106
CBRE Services Inc.	4.875%	3/1/26	100	104
Cintas Corp. No 2	2.900%	4/1/22	100	101
Cintas Corp. No 2	3.250%	6/1/22	75	77
Cintas Corp. No 2	3.700%	4/1/27	100	102
5 Duke University	3.199%	10/1/38	50	46
5 Duke University Revenue	3.299%	10/1/46	100	88
Fluor Corp.	3.375%	9/15/21	75	77
Fluor Corp.	3.500%	12/15/24	250	256
George Washington University District of
Columbia GO	3.545%	9/15/46	50	44
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	200	210
5 Johns Hopkins University Maryland GO	4.083%	7/1/53	25	26
5 Massachusetts Institute of Technology GO	3.959%	7/1/38	125	132
Massachusetts Institute of Technology GO	5.600%	7/1/11	130	160
Massachusetts Institute of Technology GO	4.678%	7/1/14	175	181
5 Northwestern University Illinois GO	3.688%	12/1/38	100	100
5 Northwestern University Illinois GO	4.643%	12/1/44	75	84
5 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	100	95
University of Pennsylvania GO	4.674%	9/1/12	50	51
5 University of Southern California GO	3.028%	10/1/39	100	90
Wesleyan University Connecticut GO	4.781%	7/1/16	50	46
Yale University Connecticut GO	2.086%	4/15/19	50	51

Technology (2.3%)
Adobe Systems Inc.	4.750%	2/1/20	175	188
Adobe Systems Inc.	3.250%	2/1/25	200	202
Alphabet Inc.	3.625%	5/19/21	150	159
Altera Corp.	2.500%	11/15/18	225	228
Altera Corp.	4.100%	11/15/23	75	81
Amphenol Corp.	2.550%	1/30/19	200	202
Amphenol Corp.	2.200%	4/1/20	50	50
Amphenol Corp.	3.125%	9/15/21	100	102
Amphenol Corp.	3.200%	4/1/24	50	50
Analog Devices Inc.	2.875%	6/1/23	450	443
Analog Devices Inc.	3.500%	12/5/26	200	198
Apple Inc.	1.000%	5/3/18	450	448
Apple Inc.	1.550%	2/8/19	75	75
Apple Inc.	2.100%	5/6/19	425	429
Apple Inc.	1.100%	8/2/19	275	271
Apple Inc.	1.550%	2/7/20	225	224
Apple Inc.	1.900%	2/7/20	175	175
Apple Inc.	2.250%	2/23/21	750	752
Apple Inc.	2.850%	5/6/21	875	896
Apple Inc.	1.550%	8/4/21	375	363
Apple Inc.	2.150%	2/9/22	225	222
Apple Inc.	2.500%	2/9/22	300	301
Apple Inc.	2.700%	5/13/22	600	607
Apple Inc.	2.850%	2/23/23	300	302
Apple Inc.	2.400%	5/3/23	1,215	1,194
Apple Inc.	3.000%	2/9/24	300	302
Apple Inc.	3.450%	5/6/24	75	78
Apple Inc.	2.500%	2/9/25	100	97
Apple Inc.	3.200%	5/13/25	350	354
Apple Inc.	3.250%	2/23/26	350	354

Apple Inc.	2.450%	8/4/26	350	331
Apple Inc.	3.350%	2/9/27	375	378
Apple Inc.	4.500%	2/23/36	225	243
Apple Inc.	3.850%	5/4/43	450	430
Apple Inc.	4.450%	5/6/44	175	180
Apple Inc.	3.450%	2/9/45	225	200
Apple Inc.	4.650%	2/23/46	1,525	1,634
Apple Inc.	3.850%	8/4/46	350	331
Apple Inc.	4.250%	2/9/47	150	152
Applied Materials Inc.	2.625%	10/1/20	150	152
Applied Materials Inc.	4.300%	6/15/21	150	161
Applied Materials Inc.	3.900%	10/1/25	120	127
Applied Materials Inc.	3.300%	4/1/27	200	201
Applied Materials Inc.	5.100%	10/1/35	100	112
Applied Materials Inc.	5.850%	6/15/41	100	121
Applied Materials Inc.	4.350%	4/1/47	175	177
Arrow Electronics Inc.	3.500%	4/1/22	100	101
Arrow Electronics Inc.	4.500%	3/1/23	50	52
Arrow Electronics Inc.	4.000%	4/1/25	100	101
Autodesk Inc.	3.125%	6/15/20	100	102
Autodesk Inc.	3.600%	12/15/22	25	25
Autodesk Inc.	4.375%	6/15/25	50	52
Avnet Inc.	5.875%	6/15/20	200	217
AVNET Inc.	4.625%	4/15/26	100	101
Baidu Inc.	2.750%	6/9/19	200	202
Baidu Inc.	3.500%	11/28/22	500	510
8 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.375%	1/15/20	500	500
8 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	600	599
8 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	450	453
8 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	775	779
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	79
Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	98
CA Inc.	5.375%	12/1/19	175	189
CA Inc.	3.600%	8/1/20	100	103
Cadence Design Systems Inc.	4.375%	10/15/24	100	100
Cisco Systems Inc.	4.950%	2/15/19	475	504
Cisco Systems Inc.	1.600%	2/28/19	250	250
Cisco Systems Inc.	2.125%	3/1/19	600	606
Cisco Systems Inc.	4.450%	1/15/20	825	883
Cisco Systems Inc.	2.200%	2/28/21	600	600
Cisco Systems Inc.	2.900%	3/4/21	75	77
Cisco Systems Inc.	2.200%	9/20/23	150	145
Cisco Systems Inc.	3.625%	3/4/24	125	131
Cisco Systems Inc.	2.950%	2/28/26	100	99
Cisco Systems Inc.	2.500%	9/20/26	225	213
Cisco Systems Inc.	5.900%	2/15/39	350	444
Cisco Systems Inc.	5.500%	1/15/40	350	426
Corning Inc.	1.500%	5/8/18	75	75
Corning Inc.	6.625%	5/15/19	25	27
Corning Inc.	2.900%	5/15/22	175	176
Corning Inc.	3.700%	11/15/23	200	206
Corning Inc.	4.700%	3/15/37	50	50
Corning Inc.	5.750%	8/15/40	75	86

8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	3.480%	6/1/19	675	692
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	800	837
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	5.450%	6/15/23	875	941
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	1,050	1,147
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	60	75
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	355	460
Dun & Bradstreet Corp.	4.625%	12/1/22	50	52
Equifax Inc.	2.300%	6/1/21	200	197
Equifax Inc.	3.250%	6/1/26	100	97
8 Everett Spinco Inc.	2.875%	3/27/20	100	101
8 Everett Spinco Inc.	4.250%	4/15/24	100	101
8 Everett Spinco Inc.	4.750%	4/15/27	200	204
Fidelity National Information Services Inc.	2.000%	4/15/18	25	25
Fidelity National Information Services Inc.	2.850%	10/15/18	100	101
Fidelity National Information Services Inc.	3.625%	10/15/20	425	441
Fidelity National Information Services Inc.	3.500%	4/15/23	175	178
Fidelity National Information Services Inc.	5.000%	10/15/25	625	680
Fidelity National Information Services Inc.	3.000%	8/15/26	350	329
Fidelity National Information Services Inc.	4.500%	8/15/46	125	120
Fiserv Inc.	2.700%	6/1/20	125	126
Fiserv Inc.	3.500%	10/1/22	150	154
Fiserv Inc.	3.850%	6/1/25	300	307
Flex Ltd.	4.625%	2/15/20	85	89
Hewlett Packard Enterprise Co.	2.850%	10/5/18	350	354
Hewlett Packard Enterprise Co.	3.600%	10/15/20	525	539
Hewlett Packard Enterprise Co.	4.400%	10/15/22	375	393
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	519
Hewlett Packard Enterprise Co.	6.200%	10/15/35	100	105
Hewlett Packard Enterprise Co.	6.350%	10/15/45	400	412
HP Inc.	3.750%	12/1/20	53	55
HP Inc.	4.300%	6/1/21	500	527
HP Inc.	4.375%	9/15/21	200	211
HP Inc.	4.650%	12/9/21	350	375
HP Inc.	6.000%	9/15/41	100	103
Intel Corp.	2.450%	7/29/20	300	304
Intel Corp.	3.300%	10/1/21	100	104
Intel Corp.	3.100%	7/29/22	175	180
Intel Corp.	2.700%	12/15/22	275	276
Intel Corp.	3.700%	7/29/25	200	209
Intel Corp.	4.000%	12/15/32	150	158
Intel Corp.	4.800%	10/1/41	275	303
Intel Corp.	4.250%	12/15/42	300	306
Intel Corp.	4.900%	7/29/45	250	280
Intel Corp.	4.100%	5/19/46	225	224
International Business Machines Corp.	1.950%	2/12/19	225	227
International Business Machines Corp.	1.900%	1/27/20	1,000	1,003
International Business Machines Corp.	1.625%	5/15/20	25	25
International Business Machines Corp.	2.900%	11/1/21	25	26
International Business Machines Corp.	2.500%	1/27/22	585	588
International Business Machines Corp.	2.875%	11/9/22	240	243
International Business Machines Corp.	3.625%	2/12/24	450	472

International Business Machines Corp.	7.000%	10/30/25	300	383
International Business Machines Corp.	3.300%	1/27/27	225	226
International Business Machines Corp.	6.220%	8/1/27	75	94
International Business Machines Corp.	6.500%	1/15/28	75	96
International Business Machines Corp.	5.600%	11/30/39	98	120
International Business Machines Corp.	4.000%	6/20/42	193	193
International Business Machines Corp.	4.700%	2/19/46	125	137
Jabil Circuit Inc.	5.625%	12/15/20	100	107
Juniper Networks Inc.	3.125%	2/26/19	100	102
Juniper Networks Inc.	3.300%	6/15/20	200	205
Juniper Networks Inc.	4.600%	3/15/21	50	53
Juniper Networks Inc.	4.350%	6/15/25	50	51
Juniper Networks Inc.	5.950%	3/15/41	25	27
Keysight Technologies Inc.	3.300%	10/30/19	100	102
Keysight Technologies Inc.	4.550%	10/30/24	100	102
Keysight Technologies Inc.	4.600%	4/6/27	100	101
KLA-Tencor Corp.	4.125%	11/1/21	300	314
KLA-Tencor Corp.	4.650%	11/1/24	200	213
Lam Research Corp.	2.750%	3/15/20	100	101
Lam Research Corp.	2.800%	6/15/21	125	125
Lam Research Corp.	3.800%	3/15/25	100	100
Maxim Integrated Products Inc.	3.375%	3/15/23	25	25
Microsoft Corp.	1.000%	5/1/18	200	200
Microsoft Corp.	1.300%	11/3/18	425	425
Microsoft Corp.	4.200%	6/1/19	25	26
Microsoft Corp.	1.100%	8/8/19	615	608
Microsoft Corp.	3.000%	10/1/20	225	233
Microsoft Corp.	2.000%	11/3/20	375	376
Microsoft Corp.	1.550%	8/8/21	525	511
Microsoft Corp.	2.400%	2/6/22	325	327
Microsoft Corp.	2.375%	2/12/22	450	451
Microsoft Corp.	2.650%	11/3/22	200	202
Microsoft Corp.	2.125%	11/15/22	200	196
Microsoft Corp.	2.375%	5/1/23	75	74
Microsoft Corp.	2.000%	8/8/23	300	288
Microsoft Corp.	3.625%	12/15/23	300	316
Microsoft Corp.	2.875%	2/6/24	350	351
Microsoft Corp.	2.700%	2/12/25	250	246
Microsoft Corp.	3.125%	11/3/25	850	858
Microsoft Corp.	2.400%	8/8/26	750	709
Microsoft Corp.	3.300%	2/6/27	675	684
Microsoft Corp.	3.500%	2/12/35	325	312
Microsoft Corp.	4.200%	11/3/35	175	183
Microsoft Corp.	3.450%	8/8/36	450	427
Microsoft Corp.	4.100%	2/6/37	475	489
Microsoft Corp.	4.500%	10/1/40	100	108
Microsoft Corp.	5.300%	2/8/41	50	59
Microsoft Corp.	3.500%	11/15/42	280	258
Microsoft Corp.	3.750%	5/1/43	45	43
Microsoft Corp.	3.750%	2/12/45	300	283
Microsoft Corp.	4.450%	11/3/45	725	762
Microsoft Corp.	3.700%	8/8/46	750	704
Microsoft Corp.	4.250%	2/6/47	725	740
Microsoft Corp.	4.000%	2/12/55	400	378
Microsoft Corp.	4.750%	11/3/55	175	187
Microsoft Corp.	4.500%	2/6/57	400	411
Motorola Solutions Inc.	3.500%	9/1/21	150	152

Motorola Solutions Inc.	3.750%	5/15/22	200	203
Motorola Solutions Inc.	7.500%	5/15/25	50	59
Motorola Solutions Inc.	5.500%	9/1/44	100	96
NetApp Inc.	3.375%	6/15/21	150	153
NVIDIA Corp.	2.200%	9/16/21	175	171
NVIDIA Corp.	3.200%	9/16/26	175	169
Oracle Corp.	5.750%	4/15/18	300	313
Oracle Corp.	2.375%	1/15/19	225	228
Oracle Corp.	5.000%	7/8/19	550	590
Oracle Corp.	2.250%	10/8/19	225	228
Oracle Corp.	1.900%	9/15/21	1,275	1,252
Oracle Corp.	2.400%	9/15/23	450	438
Oracle Corp.	3.400%	7/8/24	450	462
Oracle Corp.	2.950%	5/15/25	900	887
Oracle Corp.	2.650%	7/15/26	800	759
Oracle Corp.	3.250%	5/15/30	100	99
Oracle Corp.	4.300%	7/8/34	300	310
Oracle Corp.	3.900%	5/15/35	75	74
Oracle Corp.	3.850%	7/15/36	300	292
Oracle Corp.	6.500%	4/15/38	200	263
Oracle Corp.	6.125%	7/8/39	150	189
Oracle Corp.	5.375%	7/15/40	600	694
Oracle Corp.	4.500%	7/8/44	200	206
Oracle Corp.	4.125%	5/15/45	50	49
Oracle Corp.	4.000%	7/15/46	525	501
Oracle Corp.	4.375%	5/15/55	150	146
Pitney Bowes Inc.	3.375%	10/1/21	350	344
Pitney Bowes Inc.	4.625%	3/15/24	50	49
QUALCOMM Inc.	1.400%	5/18/18	350	350
QUALCOMM Inc.	2.250%	5/20/20	300	301
QUALCOMM Inc.	3.000%	5/20/22	350	354
QUALCOMM Inc.	3.450%	5/20/25	250	252
QUALCOMM Inc.	4.650%	5/20/35	125	130
QUALCOMM Inc.	4.800%	5/20/45	300	312
Seagate HDD Cayman	3.750%	11/15/18	200	205
8 Seagate HDD Cayman	4.250%	3/1/22	125	124
Seagate HDD Cayman	4.750%	6/1/23	150	150
8 Seagate HDD Cayman	4.875%	3/1/24	75	74
Seagate HDD Cayman	4.750%	1/1/25	100	97
Seagate HDD Cayman	4.875%	6/1/27	175	164
Seagate HDD Cayman	5.750%	12/1/34	100	91
Tech Data Corp.	3.700%	2/15/22	50	50
Tech Data Corp.	4.950%	2/15/27	100	101
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	150	153
Texas Instruments Inc.	1.650%	8/3/19	525	524
Total System Services Inc.	2.375%	6/1/18	95	95
Total System Services Inc.	3.800%	4/1/21	130	135
Total System Services Inc.	4.800%	4/1/26	350	377
Trimble Navigation Ltd.	4.750%	12/1/24	75	78
Tyco Electronics Group SA	2.350%	8/1/19	50	50
Tyco Electronics Group SA	3.500%	2/3/22	100	103
Tyco Electronics Group SA	3.450%	8/1/24	100	101
Tyco Electronics Group SA	7.125%	10/1/37	200	262
Verisk Analytics Inc.	5.800%	5/1/21	75	83
Verisk Analytics Inc.	4.125%	9/12/22	375	391
Verisk Analytics Inc.	5.500%	6/15/45	50	54
Xerox Corp.	5.625%	12/15/19	25	27

Xerox Corp.	2.800%	5/15/20	75	74
8 Xerox Corp.	4.070%	3/17/22	87	88
Xerox Corp.	6.750%	12/15/39	175	178
Xilinx Inc.	2.125%	3/15/19	75	75
Xilinx Inc.	3.000%	3/15/21	100	102

Transportation (0.6%)
5 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	69	74
5 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	25	26
5 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	190	202
5 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	111	111
5 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	163	160
5 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	43	42
5 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	52	53
5 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	73	75
5 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	146	146
5 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	100	99
5 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	275	269
5 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	50	48
American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	150	144
5 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	50	50
5 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	25	26
5 BNSF Funding Trust I	6.613%	12/15/55	65	74
Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	154
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	154
Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	177
Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	79
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	211
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	154
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	99
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	78
Burlington Northern Santa Fe LLC	3.250%	6/15/27	125	126
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	160
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	141
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	292
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	258
Burlington Northern Santa Fe LLC	4.375%	9/1/42	100	103
Burlington Northern Santa Fe LLC	4.450%	3/15/43	75	78
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	143
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	110
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	158
Burlington Northern Santa Fe LLC	4.150%	4/1/45	75	75

Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	81
Burlington Northern Santa Fe LLC	3.900%	8/1/46	350	336
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	124
Canadian National Railway Co.	5.550%	3/1/19	100	107
Canadian National Railway Co.	2.850%	12/15/21	75	76
Canadian National Railway Co.	6.250%	8/1/34	75	97
Canadian National Railway Co.	6.200%	6/1/36	75	98
Canadian National Railway Co.	6.375%	11/15/37	100	134
Canadian National Railway Co.	3.200%	8/2/46	50	44
Canadian Pacific Railway Co.	7.250%	5/15/19	150	166
Canadian Pacific Railway Co.	9.450%	8/1/21	50	62
Canadian Pacific Railway Co.	4.450%	3/15/23	225	243
Canadian Pacific Railway Co.	7.125%	10/15/31	100	135
Canadian Pacific Railway Co.	5.950%	5/15/37	450	541
Canadian Pacific Railway Co.	5.750%	1/15/42	115	136
Canadian Pacific Railway Co.	6.125%	9/15/15	70	84
5 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	57	62
5 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	101	112
5 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	85	88
CSX Corp.	4.250%	6/1/21	25	27
CSX Corp.	3.350%	11/1/25	150	150
CSX Corp.	6.220%	4/30/40	152	188
CSX Corp.	5.500%	4/15/41	225	258
CSX Corp.	4.750%	5/30/42	210	220
CSX Corp.	4.100%	3/15/44	150	144
CSX Corp.	3.950%	5/1/50	125	114
CSX Corp.	4.500%	8/1/54	25	24
CSX Corp.	4.250%	11/1/66	150	136
5 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	126	145
5 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	48	53
5 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	34	35
5 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	47	48
Delta Air Lines Inc.	2.875%	3/13/20	175	176
Delta Air Lines Inc.	3.625%	3/15/22	175	178
FedEx Corp.	8.000%	1/15/19	100	110
FedEx Corp.	2.625%	8/1/22	75	75
FedEx Corp.	4.000%	1/15/24	125	133
FedEx Corp.	3.250%	4/1/26	100	99
FedEx Corp.	3.875%	8/1/42	125	114
FedEx Corp.	4.100%	4/15/43	75	70
FedEx Corp.	5.100%	1/15/44	100	107
FedEx Corp.	4.750%	11/15/45	200	205
FedEx Corp.	4.550%	4/1/46	150	150
FedEx Corp.	4.500%	2/1/65	60	55
JB Hunt Transport Services Inc.	3.300%	8/15/22	100	101
Kansas City Southern	3.000%	5/15/23	75	73
Kansas City Southern	4.300%	5/15/43	75	69
Kansas City Southern	4.950%	8/15/45	125	126

5 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	117	115
Norfolk Southern Corp.	5.900%	6/15/19	175	190
Norfolk Southern Corp.	2.903%	2/15/23	48	48
Norfolk Southern Corp.	5.590%	5/17/25	50	57
Norfolk Southern Corp.	7.800%	5/15/27	60	80
Norfolk Southern Corp.	4.837%	10/1/41	313	341
Norfolk Southern Corp.	4.450%	6/15/45	75	78
Norfolk Southern Corp.	4.650%	1/15/46	75	80
Norfolk Southern Corp.	6.000%	3/15/05	100	117
Norfolk Southern Corp.	6.000%	5/23/11	140	164
Ryder System Inc.	2.450%	11/15/18	260	262
Ryder System Inc.	2.350%	2/26/19	250	251
Ryder System Inc.	2.550%	6/1/19	300	302
Ryder System Inc.	2.500%	5/11/20	50	50
Ryder System Inc.	2.250%	9/1/21	50	49
Southwest Airlines Co.	2.750%	11/6/19	50	51
Southwest Airlines Co.	2.650%	11/5/20	125	126
Southwest Airlines Co.	3.000%	11/15/26	100	94
5 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	32	35
5 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	97	98
Trinity Industries Inc.	4.550%	10/1/24	60	60
Union Pacific Corp.	2.250%	6/19/20	225	227
Union Pacific Corp.	4.163%	7/15/22	659	711
Union Pacific Corp.	3.250%	1/15/25	200	203
Union Pacific Corp.	3.250%	8/15/25	150	152
Union Pacific Corp.	2.750%	3/1/26	75	73
Union Pacific Corp.	3.375%	2/1/35	100	96
Union Pacific Corp.	4.050%	11/15/45	150	149
Union Pacific Corp.	4.050%	3/1/46	150	148
Union Pacific Corp.	3.799%	10/1/51	560	522
Union Pacific Corp.	3.875%	2/1/55	100	93
Union Pacific Corp.	4.375%	11/15/65	135	135
5 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	132	137
5 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	183	189
5 United Airlines 2015-1 Class A Pass Through
Trust	3.700%	6/1/24	60	61
5 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	171	170
5 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	50	49
5 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	700	688
5 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	50	48
5 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	75	72
United Parcel Service Inc.	5.125%	4/1/19	100	107
United Parcel Service Inc.	3.125%	1/15/21	200	207
United Parcel Service Inc.	2.450%	10/1/22	450	451
United Parcel Service Inc.	2.400%	11/15/26	150	143
United Parcel Service Inc.	6.200%	1/15/38	278	363
United Parcel Service Inc.	4.875%	11/15/40	75	84
United Parcel Service Inc.	3.625%	10/1/42	75	71

United Parcel Service Inc.	3.400%	11/15/46	85	77
5 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	126	129
5 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	38	40
				512,440
Utilities (2.1%)
Electric (1.9%)
AEP Texas Central Co.	6.650%	2/15/33	200	245
Alabama Power Co.	6.125%	5/15/38	50	61
Alabama Power Co.	5.500%	3/15/41	50	58
Alabama Power Co.	5.200%	6/1/41	175	195
Alabama Power Co.	3.850%	12/1/42	25	24
Alabama Power Co.	4.150%	8/15/44	75	75
Alabama Power Co.	3.750%	3/1/45	150	141
Alabama Power Co.	4.300%	1/2/46	300	307
Ameren Corp.	2.700%	11/15/20	100	101
Ameren Corp.	3.650%	2/15/26	80	81
Ameren Illinois Co.	2.700%	9/1/22	500	503
American Electric Power Co. Inc.	2.950%	12/15/22	25	25
Appalachian Power Co.	4.600%	3/30/21	50	54
Appalachian Power Co.	6.700%	8/15/37	250	321
Arizona Public Service Co.	8.750%	3/1/19	200	225
Arizona Public Service Co.	3.350%	6/15/24	50	51
Arizona Public Service Co.	3.150%	5/15/25	200	200
Arizona Public Service Co.	2.550%	9/15/26	50	47
Arizona Public Service Co.	4.500%	4/1/42	25	26
Arizona Public Service Co.	4.350%	11/15/45	125	129
Arizona Public Service Co.	3.750%	5/15/46	200	188
Atlantic City Electric Co.	7.750%	11/15/18	100	109
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	364
Baltimore Gas & Electric Co.	2.400%	8/15/26	50	47
Baltimore Gas & Electric Co.	3.500%	8/15/46	100	91
Berkshire Hathaway Energy Co.	5.750%	4/1/18	575	598
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	125
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	105
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	102
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	277
Berkshire Hathaway Energy Co.	6.500%	9/15/37	200	260
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	170
Berkshire Hathaway Energy Co.	4.500%	2/1/45	100	104
Black Hills Corp.	3.950%	1/15/26	75	77
Black Hills Corp.	4.200%	9/15/46	100	94
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	250	245
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	282
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	67
8 Cleco Corporate Holdings LLC	3.743%	5/1/26	100	99
8 Cleco Corporate Holdings LLC	4.973%	5/1/46	125	129
Cleco Power LLC	6.000%	12/1/40	100	120
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	257
CMS Energy Corp.	8.750%	6/15/19	200	228
CMS Energy Corp.	5.050%	3/15/22	25	27
CMS Energy Corp.	3.600%	11/15/25	175	175
CMS Energy Corp.	3.000%	5/15/26	75	72
CMS Energy Corp.	2.950%	2/15/27	25	24
Commonwealth Edison Co.	4.000%	8/1/20	25	26
Commonwealth Edison Co.	5.900%	3/15/36	50	61

Commonwealth Edison Co.	6.450%	1/15/38	175	233
Commonwealth Edison Co.	4.600%	8/15/43	300	324
Commonwealth Edison Co.	4.700%	1/15/44	175	191
Commonwealth Edison Co.	3.700%	3/1/45	300	283
Commonwealth Edison Co.	3.650%	6/15/46	175	164
Connecticut Light & Power Co.	2.500%	1/15/23	125	123
Connecticut Light & Power Co.	4.300%	4/15/44	500	510
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	425	464
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	200	214
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	229
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	336
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	95
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	211
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	399
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	139
Consolidated Edison Inc.	2.000%	3/15/20	75	75
Consolidated Edison Inc.	2.000%	5/15/21	75	74
Constellation Energy Group Inc.	5.150%	12/1/20	200	217
Consumers Energy Co.	3.375%	8/15/23	275	285
Consumers Energy Co.	3.950%	5/15/43	75	75
Consumers Energy Co.	3.250%	8/15/46	50	45
Consumers Energy Co.	3.950%	7/15/47	50	51
Delmarva Power & Light Co.	3.500%	11/15/23	25	26
Delmarva Power & Light Co.	4.000%	6/1/42	50	48
Delmarva Power & Light Co.	4.150%	5/15/45	100	103
Dominion Resources Inc.	6.400%	6/15/18	342	360
Dominion Resources Inc.	2.500%	12/1/19	50	51
Dominion Resources Inc.	3.625%	12/1/24	50	50
Dominion Resources Inc.	3.900%	10/1/25	125	127
Dominion Resources Inc.	2.850%	8/15/26	100	93
Dominion Resources Inc.	6.300%	3/15/33	100	120
Dominion Resources Inc.	5.950%	6/15/35	225	266
Dominion Resources Inc.	4.050%	9/15/42	200	188
Dominion Resources Inc.	4.700%	12/1/44	175	180
5 Dominion Resources Inc.	5.750%	10/1/54	100	104
DTE Electric Co.	3.650%	3/15/24	175	184
DTE Electric Co.	3.375%	3/1/25	150	153
DTE Electric Co.	4.000%	4/1/43	225	227
DTE Electric Co.	3.700%	6/1/46	50	48
DTE Energy Co.	1.500%	10/1/19	100	98
DTE Energy Co.	2.400%	12/1/19	300	302
DTE Energy Co.	2.850%	10/1/26	700	655
DTE Energy Co.	3.800%	3/15/27	75	76
Duke Energy Carolinas LLC	4.300%	6/15/20	325	347
Duke Energy Carolinas LLC	3.900%	6/15/21	500	528
Duke Energy Carolinas LLC	2.950%	12/1/26	175	172
Duke Energy Carolinas LLC	6.000%	12/1/28	125	155
Duke Energy Carolinas LLC	6.100%	6/1/37	100	125
Duke Energy Carolinas LLC	6.000%	1/15/38	25	31
Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
Duke Energy Carolinas LLC	5.300%	2/15/40	150	177
Duke Energy Carolinas LLC	4.000%	9/30/42	75	74
Duke Energy Corp.	2.100%	6/15/18	75	75
Duke Energy Corp.	5.050%	9/15/19	250	267
Duke Energy Corp.	3.050%	8/15/22	75	76
Duke Energy Corp.	3.750%	4/15/24	325	334
Duke Energy Corp.	3.750%	9/1/46	150	134

Duke Energy Florida Llc	5.650%	6/15/18	75	79
Duke Energy Florida LLC	6.350%	9/15/37	225	295
Duke Energy Florida LLC	6.400%	6/15/38	200	265
Duke Energy Florida LLC	3.850%	11/15/42	200	195
Duke Energy Florida LLC	3.400%	10/1/46	100	90
5 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	40	40
5 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	50	49
5 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	100	96
5 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	50	45
5 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	75	68
Duke Energy Indiana LLC	3.750%	7/15/20	25	26
Duke Energy Indiana LLC	6.350%	8/15/38	225	298
Duke Energy Indiana LLC	4.200%	3/15/42	400	405
Duke Energy Indiana LLC	3.750%	5/15/46	225	213
Duke Energy Ohio Inc.	3.700%	6/15/46	25	23
Duke Energy Progress Llc	5.300%	1/15/19	175	186
Duke Energy Progress Llc	2.800%	5/15/22	100	101
Duke Energy Progress LLC	4.375%	3/30/44	400	419
Duke Energy Progress LLC	3.700%	10/15/46	50	48
Edison International	2.950%	3/15/23	200	200
El Paso Electric Co.	6.000%	5/15/35	50	58
El Paso Electric Co.	5.000%	12/1/44	75	80
Emera US Finance LP	2.150%	6/15/19	50	50
Emera US Finance LP	2.700%	6/15/21	75	74
Emera US Finance LP	3.550%	6/15/26	100	98
Emera US Finance LP	4.750%	6/15/46	305	308
Entergy Arkansas Inc.	3.750%	2/15/21	75	78
Entergy Corp.	2.950%	9/1/26	200	188
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	209
Entergy Louisiana LLC	5.400%	11/1/24	475	545
Entergy Louisiana LLC	2.400%	10/1/26	75	70
Entergy Louisiana LLC	3.050%	6/1/31	175	166
Entergy Louisiana LLC	4.950%	1/15/45	150	154
Entergy Texas Inc.	7.125%	2/1/19	175	191
Eversource Energy	1.450%	5/1/18	100	100
Eversource Energy	4.500%	11/15/19	75	80
Eversource Energy	3.150%	1/15/25	125	124
Eversource Energy	3.350%	3/15/26	100	99
Exelon Corp.	2.850%	6/15/20	75	76
Exelon Corp.	2.500%	6/1/22	200	202
Exelon Corp.	3.950%	6/15/25	200	206
Exelon Corp.	3.400%	4/15/26	200	197
Exelon Corp.	4.950%	6/15/35	225	238
Exelon Corp.	5.625%	6/15/35	20	23
Exelon Corp.	5.100%	6/15/45	250	271
Exelon Corp.	4.450%	4/15/46	175	174
Exelon Generation Co. LLC	2.950%	1/15/20	400	405
Exelon Generation Co. LLC	4.000%	10/1/20	100	104
Exelon Generation Co. LLC	5.600%	6/15/42	205	195
FirstEnergy Corp.	7.375%	11/15/31	125	163
Florida Power & Light Co.	5.550%	11/1/17	75	77
Florida Power & Light Co.	5.625%	4/1/34	25	30
Florida Power & Light Co.	5.960%	4/1/39	375	480
Florida Power & Light Co.	3.800%	12/15/42	75	74
8 Fortis Inc.	2.100%	10/4/21	50	49
8 Fortis Inc.	3.055%	10/4/26	475	446
Georgia Power Co.	1.950%	12/1/18	140	140

Georgia Power Co.	2.400%	4/1/21	350	349
Georgia Power Co.	3.250%	4/1/26	100	98
Georgia Power Co.	5.650%	3/1/37	50	56
Georgia Power Co.	5.400%	6/1/40	300	335
Georgia Power Co.	4.750%	9/1/40	100	105
Georgia Power Co.	4.300%	3/15/43	100	96
Great Plains Energy Inc.	4.850%	6/1/21	250	267
Great Plains Energy Inc.	3.900%	4/1/27	250	251
Great Plains Energy Inc.	4.850%	4/1/47	175	179
Iberdrola International BV	6.750%	7/15/36	75	94
Interstate Power & Light Co.	6.250%	7/15/39	50	63
Interstate Power & Light Co.	3.700%	9/15/46	125	116
ITC Holdings Corp.	4.050%	7/1/23	75	78
ITC Holdings Corp.	5.300%	7/1/43	175	195
5 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	70	75
Kansas City Power & Light Co.	6.050%	11/15/35	50	60
Kansas City Power & Light Co.	5.300%	10/1/41	100	106
Kentucky Utilities Co.	3.250%	11/1/20	50	52
Kentucky Utilities Co.	5.125%	11/1/40	125	144
Kentucky Utilities Co.	4.375%	10/1/45	25	26
LG&E & KU Energy LLC	4.375%	10/1/21	75	79
Louisville Gas & Electric Co.	4.650%	11/15/43	25	27
MidAmerican Energy Co.	3.100%	5/1/27	150	150
MidAmerican Energy Co.	6.750%	12/30/31	125	169
MidAmerican Energy Co.	5.750%	11/1/35	125	152
MidAmerican Energy Co.	3.950%	8/1/47	100	99
Mississippi Power Co.	4.250%	3/15/42	150	129
National Rural Utilities Cooperative Finance
Corp.	1.650%	2/8/19	200	200
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	175	176
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	300	299
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	375	376
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	200	199
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	200	199
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	250	251
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	204	213
5 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	25	26
5 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	75	78
Nevada Power Co.	7.125%	3/15/19	550	606
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	425	429
Northern States Power Co.	2.200%	8/15/20	50	50
Northern States Power Co.	6.250%	6/1/36	75	97
Northern States Power Co.	6.200%	7/1/37	50	65
Northern States Power Co.	5.350%	11/1/39	175	207
Northern States Power Co.	4.000%	8/15/45	50	50
Northern States Power Co.	3.600%	5/15/46	50	47
NSTAR Electric Co.	2.375%	10/15/22	50	49
NSTAR Electric Co.	5.500%	3/15/40	75	90

Oglethorpe Power Corp.	6.100%	3/15/19	65	70
Oglethorpe Power Corp.	5.950%	11/1/39	50	59
Oglethorpe Power Corp.	5.375%	11/1/40	125	141
Oglethorpe Power Corp.	4.250%	4/1/46	75	70
Ohio Power Co.	5.375%	10/1/21	325	361
Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	50
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	186
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	68
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	179
Pacific Gas & Electric Co.	8.250%	10/15/18	220	241
Pacific Gas & Electric Co.	3.250%	6/15/23	300	306
Pacific Gas & Electric Co.	3.750%	2/15/24	50	52
Pacific Gas & Electric Co.	3.400%	8/15/24	50	51
Pacific Gas & Electric Co.	3.500%	6/15/25	50	51
Pacific Gas & Electric Co.	6.050%	3/1/34	375	469
Pacific Gas & Electric Co.	6.350%	2/15/38	100	130
Pacific Gas & Electric Co.	5.400%	1/15/40	250	295
Pacific Gas & Electric Co.	4.450%	4/15/42	225	236
Pacific Gas & Electric Co.	4.600%	6/15/43	375	401
Pacific Gas & Electric Co.	4.750%	2/15/44	150	164
Pacific Gas & Electric Co.	4.250%	3/15/46	175	179
Pacific Gas & Electric Co.	4.000%	12/1/46	75	74
PacifiCorp	5.650%	7/15/18	100	105
PacifiCorp	3.600%	4/1/24	125	129
PacifiCorp	7.700%	11/15/31	600	867
PacifiCorp	5.250%	6/15/35	100	115
PacifiCorp	4.100%	2/1/42	200	200
PECO Energy Co.	2.375%	9/15/22	75	74
PG&E Corp.	2.400%	3/1/19	100	100
Potomac Electric Power Co.	6.500%	11/15/37	100	133
PPL Capital Funding Inc.	1.900%	6/1/18	50	50
PPL Capital Funding Inc.	3.500%	12/1/22	115	117
PPL Capital Funding Inc.	3.400%	6/1/23	100	101
PPL Capital Funding Inc.	3.950%	3/15/24	50	51
PPL Capital Funding Inc.	3.100%	5/15/26	100	96
PPL Capital Funding Inc.	4.700%	6/1/43	25	25
PPL Capital Funding Inc.	5.000%	3/15/44	200	211
PPL Electric Utilities Corp.	3.000%	9/15/21	275	282
PPL Electric Utilities Corp.	4.125%	6/15/44	50	51
Progress Energy Inc.	7.050%	3/15/19	400	437
Progress Energy Inc.	4.400%	1/15/21	100	106
Progress Energy Inc.	3.150%	4/1/22	40	40
Progress Energy Inc.	7.000%	10/30/31	119	156
Progress Energy Inc.	6.000%	12/1/39	25	30
PSEG Power LLC	8.625%	4/15/31	371	456
Public Service Co. of Colorado	5.125%	6/1/19	275	294
Public Service Co. of Colorado	3.200%	11/15/20	25	26
Public Service Co. of Colorado	3.600%	9/15/42	175	165
Public Service Co. of New Hampshire	3.500%	11/1/23	50	52
Public Service Co. of Oklahoma	6.625%	11/15/37	200	256
Public Service Electric & Gas Co.	5.300%	5/1/18	85	88
Public Service Electric & Gas Co.	2.300%	9/15/18	125	127
Public Service Electric & Gas Co.	1.800%	6/1/19	50	50
Public Service Electric & Gas Co.	1.900%	3/15/21	150	148
Public Service Electric & Gas Co.	3.000%	5/15/25	80	80
Public Service Electric & Gas Co.	2.250%	9/15/26	250	232
Public Service Electric & Gas Co.	3.800%	3/1/46	250	246

Puget Energy Inc.	6.000%	9/1/21	100	111
Puget Energy Inc.	3.650%	5/15/25	400	395
Puget Sound Energy Inc.	5.483%	6/1/35	25	29
Puget Sound Energy Inc.	6.274%	3/15/37	125	158
Puget Sound Energy Inc.	5.757%	10/1/39	75	91
Puget Sound Energy Inc.	5.764%	7/15/40	100	121
Puget Sound Energy Inc.	4.434%	11/15/41	150	155
San Diego Gas & Electric Co.	2.500%	5/15/26	250	238
San Diego Gas & Electric Co.	4.500%	8/15/40	150	162
SCANA Corp.	4.750%	5/15/21	125	131
SCANA Corp.	4.125%	2/1/22	50	50
Sierra Pacific Power Co.	3.375%	8/15/23	50	51
Sierra Pacific Power Co.	2.600%	5/1/26	100	96
Sierra Pacific Power Co.	6.750%	7/1/37	150	195
South Carolina Electric & Gas Co.	6.500%	11/1/18	200	214
South Carolina Electric & Gas Co.	6.050%	1/15/38	25	29
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	115
South Carolina Electric & Gas Co.	4.100%	6/15/46	350	344
South Carolina Electric & Gas Co.	4.500%	6/1/64	100	97
Southern California Edison Co.	3.875%	6/1/21	275	291
5 Southern California Edison Co.	1.845%	2/1/22	71	71
Southern California Edison Co.	2.400%	2/1/22	300	299
Southern California Edison Co.	3.500%	10/1/23	175	182
Southern California Edison Co.	6.650%	4/1/29	75	94
Southern California Edison Co.	5.750%	4/1/35	75	91
Southern California Edison Co.	5.350%	7/15/35	100	117
Southern California Edison Co.	5.625%	2/1/36	125	151
Southern California Edison Co.	4.500%	9/1/40	75	80
Southern California Edison Co.	4.050%	3/15/42	125	126
Southern California Edison Co.	4.650%	10/1/43	85	94
Southern Co.	1.550%	7/1/18	100	100
Southern Co.	1.850%	7/1/19	75	75
Southern Co.	2.150%	9/1/19	50	50
Southern Co.	2.750%	6/15/20	250	252
Southern Co.	2.350%	7/1/21	175	171
Southern Co.	3.250%	7/1/26	100	95
Southern Co.	4.250%	7/1/36	250	242
Southern Co.	4.400%	7/1/46	300	287
Southern Power Co.	1.500%	6/1/18	75	75
Southern Power Co.	2.375%	6/1/20	50	50
Southern Power Co.	2.500%	12/15/21	400	392
Southern Power Co.	4.150%	12/1/25	100	103
Southern Power Co.	5.150%	9/15/41	100	101
Southern Power Co.	5.250%	7/15/43	50	52
Southern Power Co.	4.950%	12/15/46	75	75
Southwestern Electric Power Co.	6.450%	1/15/19	100	108
Southwestern Electric Power Co.	6.200%	3/15/40	50	62
Southwestern Electric Power Co.	3.900%	4/1/45	200	189
Southwestern Public Service Co.	3.300%	6/15/24	315	321
Southwestern Public Service Co.	4.500%	8/15/41	100	106
Southwestern Public Service Co.	3.400%	8/15/46	375	338
System Energy Resources Inc.	4.100%	4/1/23	50	52
Tampa Electric Co.	2.600%	9/15/22	75	74
Tampa Electric Co.	6.550%	5/15/36	25	31
Tampa Electric Co.	4.100%	6/15/42	50	49
Tampa Electric Co.	4.200%	5/15/45	250	241
TECO Finance Inc.	5.150%	3/15/20	50	53

Toledo Edison Co.	6.150%	5/15/37	25	30
TransAlta Corp.	6.900%	5/15/18	150	156
TransAlta Corp.	4.500%	11/15/22	100	100
Tucson Electric Power Co.	3.050%	3/15/25	50	48
UIL Holdings Corp.	4.625%	10/1/20	75	78
Union Electric Co.	3.500%	4/15/24	225	232
Union Electric Co.	8.450%	3/15/39	150	234
Union Electric Co.	3.650%	4/15/45	125	118
Virginia Electric & Power Co.	3.450%	2/15/24	50	51
Virginia Electric & Power Co.	3.500%	3/15/27	500	509
Virginia Electric & Power Co.	6.000%	1/15/36	125	155
Virginia Electric & Power Co.	6.350%	11/30/37	50	64
Virginia Electric & Power Co.	4.000%	1/15/43	250	246
Virginia Electric & Power Co.	4.450%	2/15/44	475	500
WEC Energy Group Inc.	1.650%	6/15/18	50	50
WEC Energy Group Inc.	2.450%	6/15/20	75	75
WEC Energy Group Inc.	3.550%	6/15/25	200	204
Westar Energy Inc.	2.550%	7/1/26	150	143
Westar Energy Inc.	3.100%	4/1/27	100	99
Westar Energy Inc.	4.125%	3/1/42	200	202
Westar Energy Inc.	4.100%	4/1/43	50	50
Westar Energy Inc.	4.625%	9/1/43	25	26
Westar Energy Inc.	4.250%	12/1/45	25	24
Wisconsin Electric Power Co.	2.950%	9/15/21	75	77
Wisconsin Electric Power Co.	4.250%	6/1/44	100	101
Wisconsin Power & Light Co.	5.000%	7/15/19	65	69
Wisconsin Power & Light Co.	6.375%	8/15/37	100	130
Xcel Energy Inc.	4.700%	5/15/20	100	106
Xcel Energy Inc.	2.400%	3/15/21	100	100
Xcel Energy Inc.	2.600%	3/15/22	75	74
Xcel Energy Inc.	3.300%	6/1/25	525	525
Xcel Energy Inc.	3.350%	12/1/26	75	75

Natural Gas (0.2%)
Atmos Energy Corp.	8.500%	3/15/19	75	84
Atmos Energy Corp.	5.500%	6/15/41	200	240
British Transco Finance Inc.	6.625%	6/1/18	50	53
CenterPoint Energy Resources Corp.	4.500%	1/15/21	25	26
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	297
NiSource Finance Corp.	6.800%	1/15/19	75	81
NiSource Finance Corp.	5.450%	9/15/20	225	246
NiSource Finance Corp.	6.125%	3/1/22	75	86
NiSource Finance Corp.	6.250%	12/15/40	150	182
NiSource Finance Corp.	5.800%	2/1/42	150	174
NiSource Finance Corp.	4.800%	2/15/44	125	131
ONE Gas Inc.	2.070%	2/1/19	75	75
ONE Gas Inc.	4.658%	2/1/44	25	26
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	52
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	50	45
Sempra Energy	6.150%	6/15/18	548	577
Sempra Energy	1.625%	10/7/19	100	99
Sempra Energy	2.850%	11/15/20	395	400
Sempra Energy	2.875%	10/1/22	100	100
Sempra Energy	3.750%	11/15/25	105	107
Sempra Energy	6.000%	10/15/39	50	60
Southern California Gas Co.	2.600%	6/15/26	200	193
Southern California Gas Co.	3.750%	9/15/42	25	24

Southern California Gas Co.	4.450%	3/15/44	50	53
Southern Co. Gas Capital Corp.	3.500%	9/15/21	325	335
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	73
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	88
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	49
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	91
Washington Gas Light Co.	3.796%	9/15/46	75	70

Other Utility (0.0%)
American Water Capital Corp.	3.400%	3/1/25	75	77
American Water Capital Corp.	6.593%	10/15/37	150	202
American Water Capital Corp.	4.300%	9/1/45	100	105
United Utilities plc	5.375%	2/1/19	225	235
				61,773
Total Corporate Bonds (Cost $815,599)				836,772
Sovereign Bonds (5.2%)
African Development Bank	1.625%	10/2/18	300	301
African Development Bank	1.000%	11/2/18	350	347
African Development Bank	1.000%	5/15/19	200	197
African Development Bank	1.875%	3/16/20	500	502
African Development Bank	1.250%	7/26/21	500	483
African Development Bank	2.375%	9/23/21	300	303
Agricultural Bank of China Ltd. (New York)	2.000%	5/21/18	250	249
Asian Development Bank	0.875%	4/26/18	600	598
Asian Development Bank	5.593%	7/16/18	275	289
Asian Development Bank	1.750%	9/11/18	225	226
Asian Development Bank	0.875%	10/5/18	550	546
Asian Development Bank	1.875%	10/23/18	950	957
Asian Development Bank	1.375%	1/15/19	500	499
Asian Development Bank	1.750%	3/21/19	25	25
Asian Development Bank	1.875%	4/12/19	50	50
Asian Development Bank	1.000%	8/16/19	300	296
Asian Development Bank	1.750%	1/10/20	600	602
Asian Development Bank	1.500%	1/22/20	700	697
Asian Development Bank	1.625%	3/16/21	500	494
Asian Development Bank	2.000%	2/16/22	650	648
Asian Development Bank	1.875%	2/18/22	600	594
Asian Development Bank	2.000%	1/22/25	300	290
Asian Development Bank	2.000%	4/24/26	100	96
Asian Development Bank	2.625%	1/12/27	200	202
8 Bank of England	1.250%	3/14/19	50	50
Canada	1.125%	3/19/18	450	450
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	150	146
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	300	299
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	500	496
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	313
Corp. Andina de Fomento	8.125%	6/4/19	300	336
Corp. Andina de Fomento	2.125%	9/27/21	200	196
Council Of Europe Development Bank	1.000%	3/7/18	275	274
Council Of Europe Development Bank	1.125%	5/31/18	200	199
Council Of Europe Development Bank	1.625%	3/10/20	300	299
Council Of Europe Development Bank	1.625%	3/16/21	200	197
Ecopetrol SA	4.250%	9/18/18	100	103
Ecopetrol SA	5.875%	9/18/23	225	244
Ecopetrol SA	4.125%	1/16/25	775	749
Ecopetrol SA	5.375%	6/26/26	250	257

Ecopetrol SA	7.375%	9/18/43	100	107
Ecopetrol SA	5.875%	5/28/45	200	182
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	200	201
European Bank for Reconstruction &
Development	1.000%	9/17/18	150	149
European Bank for Reconstruction &
Development	1.625%	11/15/18	200	200
European Bank for Reconstruction &
Development	1.750%	6/14/19	275	276
European Bank for Reconstruction &
Development	0.875%	7/22/19	850	835
European Bank for Reconstruction &
Development	1.750%	11/26/19	500	501
European Bank for Reconstruction &
Development	1.500%	3/16/20	350	347
European Bank for Reconstruction &
Development	1.875%	2/23/22	200	197
European Investment Bank	1.250%	5/15/18	900	900
European Investment Bank	1.000%	6/15/18	650	648
European Investment Bank	1.125%	8/15/18	350	349
European Investment Bank	1.625%	12/18/18	400	401
European Investment Bank	1.875%	3/15/19	1,500	1,509
European Investment Bank	1.750%	6/17/19	885	887
European Investment Bank	1.125%	8/15/19	2,500	2,468
European Investment Bank	1.625%	3/16/20	275	274
European Investment Bank	1.375%	6/15/20	1,825	1,798
European Investment Bank	2.875%	9/15/20	1,025	1,057
European Investment Bank	1.625%	12/15/20	125	123
European Investment Bank	4.000%	2/16/21	25	27
European Investment Bank	2.000%	3/15/21	1,550	1,548
European Investment Bank	2.500%	4/15/21	850	865
European Investment Bank	1.625%	6/15/21	1,000	981
European Investment Bank	1.375%	9/15/21	100	97
European Investment Bank	2.125%	10/15/21	100	100
European Investment Bank	2.375%	6/15/22	1,400	1,397
European Investment Bank	3.250%	1/29/24	400	419
European Investment Bank	2.500%	10/15/24	200	200
European Investment Bank	1.875%	2/10/25	1,050	998
Export Development Canada	1.000%	6/15/18	575	572
9 Export Development Canada	1.750%	8/19/19	100	100
9 Export Development Canada	1.625%	12/3/19	150	150
9 Export Development Canada	1.625%	1/17/20	450	449
Export Development Canada	1.500%	5/26/21	500	488
Export Development Canada	1.375%	10/21/21	200	194
Export-Import Bank of Korea	1.750%	2/27/18	325	325
Export-Import Bank of Korea	2.875%	9/17/18	200	203
Export-Import Bank of Korea	2.375%	8/12/19	200	201
Export-Import Bank of Korea	1.500%	10/21/19	175	173
Export-Import Bank of Korea	2.500%	5/10/21	300	298
Export-Import Bank of Korea	4.375%	9/15/21	75	80
Export-Import Bank of Korea	1.875%	10/21/21	250	241
Export-Import Bank of Korea	5.000%	4/11/22	275	303
Export-Import Bank of Korea	4.000%	1/14/24	650	686
Export-Import Bank of Korea	2.625%	5/26/26	200	192
FMS Wertmanagement AoeR	1.625%	11/20/18	500	501
FMS Wertmanagement AoeR	1.000%	8/16/19	500	493

10	FMS Wertmanagement AoeR	1.750%	1/24/20	500	499
	FMS Wertmanagement AoeR	1.750%	3/17/20	150	150
	Hydro-Quebec	8.400%	1/15/22	775	960
	Hydro-Quebec	8.050%	7/7/24	200	261
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	250	255
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	250	247
	Inter-American Development Bank	0.875%	3/15/18	150	149
	Inter-American Development Bank	1.750%	8/24/18	275	276
	Inter-American Development Bank	1.125%	8/28/18	500	499
	Inter-American Development Bank	4.250%	9/10/18	1,050	1,092
	Inter-American Development Bank	1.000%	5/13/19	300	297
	Inter-American Development Bank	1.125%	9/12/19	100	99
	Inter-American Development Bank	3.875%	9/17/19	1,000	1,054
	Inter-American Development Bank	1.750%	10/15/19	600	602
	Inter-American Development Bank	3.875%	2/14/20	50	53
	Inter-American Development Bank	1.875%	6/16/20	275	276
	Inter-American Development Bank	2.125%	1/18/22	700	703
	Inter-American Development Bank	1.750%	4/14/22	800	786
	Inter-American Development Bank	3.000%	2/21/24	650	674
	Inter-American Development Bank	2.125%	1/15/25	400	391
	Inter-American Development Bank	7.000%	6/15/25	100	126
	Inter-American Development Bank	2.000%	6/2/26	1,000	955
	International Bank for Reconstruction &
	Development	1.375%	4/10/18	550	551
	International Bank for Reconstruction &
	Development	1.000%	6/15/18	1,000	996
	International Bank for Reconstruction &
	Development	0.875%	7/19/18	1,100	1,094
	International Bank for Reconstruction &
	Development	1.875%	3/15/19	1,225	1,234
	International Bank for Reconstruction &
	Development	1.250%	7/26/19	1,200	1,192
	International Bank for Reconstruction &
	Development	0.875%	8/15/19	925	911
	International Bank for Reconstruction &
	Development	1.875%	10/7/19	600	604
	International Bank for Reconstruction &
	Development	1.125%	11/27/19	525	518
	International Bank for Reconstruction &
	Development	1.375%	3/30/20	100	99
	International Bank for Reconstruction &
	Development	1.875%	4/21/20	1,000	1,005
	International Bank for Reconstruction &
	Development	1.625%	3/9/21	1,100	1,088
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	1,100	1,075
	International Bank for Reconstruction &
	Development	2.250%	6/24/21	450	455
	International Bank for Reconstruction &
	Development	1.375%	9/20/21	2,250	2,185
	International Bank for Reconstruction &
	Development	1.625%	2/10/22	1,025	1,002
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	1,000	995
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	400	489
	International Finance Corp.	0.625%	12/21/17	250	248

	International Finance Corp.	0.875%	6/15/18	300	298
	International Finance Corp.	1.250%	7/16/18	150	149
	International Finance Corp.	1.750%	9/4/18	350	351
	International Finance Corp.	1.750%	9/16/19	300	300
	International Finance Corp.	1.750%	3/30/20	450	450
	International Finance Corp.	2.125%	4/7/26	1,100	1,057
11	Japan Bank for International Cooperation	1.750%	7/31/18	150	150
11	Japan Bank for International Cooperation	1.750%	11/13/18	400	400
11	Japan Bank for International Cooperation	1.875%	4/20/21	300	293
11	Japan Bank for International Cooperation	1.500%	7/21/21	750	719
11	Japan Bank for International Cooperation	2.000%	11/4/21	1,650	1,609
11	Japan Bank for International Cooperation	3.375%	7/31/23	100	104
11	Japan Bank for International Cooperation	3.000%	5/29/24	500	509
11	Japan Bank for International Cooperation	2.125%	2/10/25	200	191
11	Japan Bank for International Cooperation	2.500%	5/28/25	200	195
11	Japan Bank for International Cooperation	2.375%	4/20/26	200	192
11	Japan Finance Organization for Municipalities	4.000%	1/13/21	300	316
10	KFW	4.375%	3/15/18	250	257
10	KFW	0.875%	4/19/18	2,000	1,993
10	KFW	1.000%	6/11/18	300	299
10	KFW	1.125%	8/6/18	600	599
10	KFW	1.000%	9/7/18	300	299
10	KFW	1.875%	4/1/19	775	781
10	KFW	4.875%	6/17/19	1,350	1,445
10	KFW	1.000%	7/15/19	650	642
10	KFW	1.750%	10/15/19	200	201
10	KFW	4.000%	1/27/20	50	53
10	KFW	1.500%	4/20/20	625	620
10	KFW	1.875%	6/30/20	1,100	1,103
10	KFW	2.750%	9/8/20	3,200	3,292
10	KFW	2.750%	10/1/20	200	206
10	KFW	1.625%	3/15/21	900	889
10	KFW	1.500%	6/15/21	1,700	1,666
10	KFW	2.000%	11/30/21	600	597
10	KFW	2.125%	3/7/22	1,000	999
10	KFW	2.000%	10/4/22	650	641
10	KFW	2.125%	1/17/23	1,025	1,016
10	KFW	2.500%	11/20/24	800	806
10	KFW	2.000%	5/2/25	300	290
10	KFW	0.000%	4/18/36	400	217
	Korea Development Bank	3.000%	3/17/19	200	204
	Korea Development Bank	4.625%	11/16/21	150	162
	Korea Development Bank	3.000%	9/14/22	750	757
	Korea Development Bank	3.750%	1/22/24	400	416
10	Landwirtschaftliche Rentenbank	1.000%	4/4/18	100	100
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	150	151
10	Landwirtschaftliche Rentenbank	1.750%	4/15/19	75	75
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	50	50
10	Landwirtschaftliche Rentenbank	2.250%	10/1/21	75	75
10	Landwirtschaftliche Rentenbank	2.000%	12/6/21	275	273
10	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	819
10	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	469
10	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	255
	Nexen Energy ULC	7.875%	3/15/32	50	69
	Nexen Energy ULC	6.400%	5/15/37	450	558
	Nexen Energy ULC	7.500%	7/30/39	200	280
	Nordic Investment Bank	0.875%	9/27/18	200	198

	Nordic Investment Bank	1.875%	6/14/19	300	302
	Nordic Investment Bank	1.500%	9/29/20	200	198
	Nordic Investment Bank	1.250%	8/2/21	400	387
	North American Development Bank	4.375%	2/11/20	100	106
12	Oesterreichische Kontrollbank AG	1.125%	4/26/19	350	346
12	Oesterreichische Kontrollbank AG	1.750%	1/24/20	250	250
12	Oesterreichische Kontrollbank AG	1.375%	2/10/20	700	691
12	Oesterreichische Kontrollbank AG	1.500%	10/21/20	300	295
5	Oriental Republic of Uruguay	4.500%	8/14/24	225	238
5	Oriental Republic of Uruguay	4.375%	10/27/27	75	78
5	Oriental Republic of Uruguay	7.625%	3/21/36	400	517
5	Oriental Republic of Uruguay	4.125%	11/20/45	300	264
5	Oriental Republic of Uruguay	5.100%	6/18/50	850	819
	Petroleos Mexicanos	5.500%	2/4/19	500	525
	Petroleos Mexicanos	6.000%	3/5/20	100	108
	Petroleos Mexicanos	3.500%	7/23/20	100	101
	Petroleos Mexicanos	5.500%	1/21/21	400	424
	Petroleos Mexicanos	6.375%	2/4/21	1,451	1,575
	Petroleos Mexicanos	4.875%	1/24/22	425	438
	Petroleos Mexicanos	3.500%	1/30/23	365	348
	Petroleos Mexicanos	4.625%	9/21/23	487	491
	Petroleos Mexicanos	4.875%	1/18/24	350	355
	Petroleos Mexicanos	2.378%	4/15/25	43	42
	Petroleos Mexicanos	4.500%	1/23/26	125	120
	Petroleos Mexicanos	6.875%	8/4/26	429	478
8	Petroleos Mexicanos	6.500%	3/13/27	300	323
	Petroleos Mexicanos	6.625%	6/15/35	625	644
	Petroleos Mexicanos	6.625%	6/15/38	150	152
	Petroleos Mexicanos	6.500%	6/2/41	400	399
	Petroleos Mexicanos	5.500%	6/27/44	184	163
	Petroleos Mexicanos	5.625%	1/23/46	1,059	954
	Petroleos Mexicanos	6.750%	9/21/47	688	700
13	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	35	53
	Province of Alberta Canada	1.900%	12/6/19	400	400
	Province of British Columbia	2.000%	10/23/22	200	195
	Province of British Columbia	2.250%	6/2/26	300	286
	Province of Manitoba	1.750%	5/30/19	175	175
	Province of Manitoba	2.050%	11/30/20	300	300
	Province of Manitoba	2.100%	9/6/22	150	147
	Province of Manitoba	3.050%	5/14/24	250	255
	Province of Manitoba	2.125%	6/22/26	90	84
	Province of Ontario	3.000%	7/16/18	225	229
	Province of Ontario	2.000%	9/27/18	200	201
	Province of Ontario	1.250%	6/17/19	500	494
	Province of Ontario	1.650%	9/27/19	225	224
	Province of Ontario	4.000%	10/7/19	575	605
	Province of Ontario	4.400%	4/14/20	700	747
	Province of Ontario	2.500%	9/10/21	575	578
	Province of Ontario	2.400%	2/8/22	650	650
	Province of Ontario	2.450%	6/29/22	150	150
	Province of Ontario	3.200%	5/16/24	150	154
	Province of Ontario	2.500%	4/27/26	250	242
	Province of Quebec	4.625%	5/14/18	575	594
	Province of Quebec	3.500%	7/29/20	350	365
	Province of Quebec	2.750%	8/25/21	325	330
	Province of Quebec	2.375%	1/31/22	100	100

Province of Quebec	2.625%	2/13/23	400	400
Province of Quebec	2.500%	4/20/26	200	195
Province of Quebec	7.500%	9/15/29	475	668
Republic of Chile	2.250%	10/30/22	175	171
Republic of Chile	3.125%	1/21/26	735	742
Republic of Chile	3.625%	10/30/42	75	74
Republic of Colombia	7.375%	3/18/19	400	441
Republic of Colombia	4.375%	7/12/21	450	476
Republic of Colombia	4.000%	2/26/24	700	720
Republic of Colombia	8.125%	5/21/24	100	127
5 Republic of Colombia	4.500%	1/28/26	522	551
5 Republic of Colombia	3.875%	4/25/27	200	200
Republic of Colombia	7.375%	9/18/37	100	128
Republic of Colombia	6.125%	1/18/41	575	656
5 Republic of Colombia	5.625%	2/26/44	200	218
5 Republic of Colombia	5.000%	6/15/45	800	812
Republic of Hungary	6.250%	1/29/20	350	384
Republic of Hungary	6.375%	3/29/21	2,450	2,759
Republic of Hungary	7.625%	3/29/41	100	145
Republic of Italy	6.875%	9/27/23	475	556
Republic of Italy	5.375%	6/15/33	175	189
Republic of Korea	7.125%	4/16/19	600	663
Republic of Korea	5.625%	11/3/25	100	121
Republic of Panama	5.200%	1/30/20	200	216
5 Republic of Panama	4.000%	9/22/24	200	208
5 Republic of Panama	3.750%	3/16/25	200	204
Republic of Panama	7.125%	1/29/26	400	505
5 Republic of Panama	3.875%	3/17/28	300	305
Republic of Panama	9.375%	4/1/29	300	442
5 Republic of Panama	6.700%	1/26/36	292	369
5 Republic of Panama	4.300%	4/29/53	200	189
Republic of Peru	7.350%	7/21/25	425	552
Republic of Peru	8.750%	11/21/33	645	977
5 Republic of Peru	6.550%	3/14/37	225	291
Republic of Peru	5.625%	11/18/50	350	418
Republic of Poland	6.375%	7/15/19	961	1,055
Republic of Poland	5.125%	4/21/21	275	301
Republic of Poland	5.000%	3/23/22	775	852
Republic of Poland	3.000%	3/17/23	325	325
Republic of Poland	4.000%	1/22/24	150	157
Republic of Poland	3.250%	4/6/26	150	149
Republic of South Africa	5.500%	3/9/20	350	372
Republic of South Africa	4.665%	1/17/24	625	632
Republic of South Africa	5.875%	9/16/25	300	322
Republic of South Africa	4.875%	4/14/26	275	276
Republic of South Africa	4.300%	10/12/28	500	469
Republic of South Africa	6.250%	3/8/41	200	224
Republic of South Africa	5.000%	10/12/46	100	95
Republic of the Philippines	4.000%	1/15/21	350	372
Republic of the Philippines	9.500%	10/21/24	350	503
Republic of the Philippines	10.625%	3/16/25	100	152
Republic of the Philippines	5.500%	3/30/26	225	265
Republic of the Philippines	9.500%	2/2/30	225	355
Republic of the Philippines	7.750%	1/14/31	400	570
Republic of the Philippines	6.375%	1/15/32	500	645
Republic of the Philippines	6.375%	10/23/34	550	730
Republic of the Philippines	3.950%	1/20/40	100	103

Republic of the Philippines	3.700%	3/1/41	200	197
State of Israel	5.125%	3/26/19	350	373
State of Israel	3.150%	6/30/23	400	405
State of Israel	2.875%	3/16/26	200	196
State of Israel	4.500%	1/30/43	200	206
Statoil ASA	3.125%	8/17/17	400	402
Statoil ASA	1.250%	11/9/17	200	200
Statoil ASA	1.200%	1/17/18	125	125
Statoil ASA	5.250%	4/15/19	25	27
Statoil ASA	2.250%	11/8/19	250	251
Statoil ASA	2.750%	11/10/21	300	302
Statoil ASA	3.150%	1/23/22	150	153
Statoil ASA	2.450%	1/17/23	150	147
Statoil ASA	2.650%	1/15/24	100	98
Statoil ASA	3.250%	11/10/24	50	50
Statoil ASA	7.250%	9/23/27	400	529
Statoil ASA	5.100%	8/17/40	125	141
Statoil ASA	4.250%	11/23/41	175	175
Statoil ASA	3.950%	5/15/43	125	121
Statoil ASA	4.800%	11/8/43	175	192
Svensk Exportkredit AB	1.250%	4/12/19	300	298
Svensk Exportkredit AB	1.875%	6/17/19	200	201
Svensk Exportkredit AB	1.125%	8/28/19	300	296
Svensk Exportkredit AB	1.875%	6/23/20	200	200
Svensk Exportkredit AB	1.750%	3/10/21	250	247
United Mexican States	5.950%	3/19/19	150	162
United Mexican States	5.125%	1/15/20	200	217
United Mexican States	3.500%	1/21/21	100	104
United Mexican States	3.625%	3/15/22	958	986
United Mexican States	4.000%	10/2/23	1,026	1,059
United Mexican States	3.600%	1/30/25	600	599
United Mexican States	4.125%	1/21/26	200	206
United Mexican States	7.500%	4/8/33	100	131
United Mexican States	6.750%	9/27/34	533	662
United Mexican States	6.050%	1/11/40	1,145	1,311
United Mexican States	4.750%	3/8/44	765	744
United Mexican States	4.600%	1/23/46	600	576
United Mexican States	4.350%	1/15/47	350	322
United Mexican States	5.750%	10/12/10	342	341
Total Sovereign Bonds (Cost $153,937)				155,376
Taxable Municipal Bonds (0.8%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	100	100
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	177
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	60
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	68
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	192
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	50	61
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	135
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	250	341

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	200	286
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	250	246
California GO	6.200%	10/1/19	275	305
California GO	5.700%	11/1/21	250	284
California GO	7.500%	4/1/34	600	849
California GO	7.300%	10/1/39	75	105
California GO	7.350%	11/1/39	925	1,307
California GO	7.625%	3/1/40	205	299
California GO	7.600%	11/1/40	200	298
California State University Systemwide
Revenue	3.899%	11/1/47	50	50
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	62
Chicago IL GO	7.045%	1/1/29	50	51
Chicago IL GO	7.375%	1/1/33	150	153
Chicago IL GO	7.781%	1/1/35	50	52
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	125	164
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	176
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	156
Chicago IL Water Revenue	6.742%	11/1/40	175	217
Clark County NV Airport System Revenue	6.881%	7/1/42	100	111
Clark County NV Airport System Revenue	6.820%	7/1/45	100	140
Connecticut GO	5.090%	10/1/30	175	195
Connecticut GO	5.850%	3/15/32	200	240
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	50	58
Cook County IL GO	6.229%	11/15/34	50	59
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	129
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	58
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	100	130
Dallas TX Independent School District GO	6.450%	2/15/35	100	115
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	50	61
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	61
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	150	150
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	100	101
Florida Board of Administration Finance Corp
Revenue	2.638%	7/1/21	150	151
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	125	126
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	450	462
George Washington University District of
Columbia GO	3.485%	9/15/22	200	207
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	250	284
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	169

	Georgia Municipal Electric Power Authority
	Revenue	7.055%	4/1/57	75	79
	Houston TX GO	6.290%	3/1/32	145	171
	Houston TX Utility System Revenue	3.828%	5/15/28	75	78
	Illinois GO	5.877%	3/1/19	250	263
	Illinois GO	4.950%	6/1/23	550	560
	Illinois GO	5.100%	6/1/33	1,200	1,093
	Illinois GO	7.350%	7/1/35	300	319
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	150	189
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	50	62
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	3.985%	1/1/29	150	159
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	4.532%	1/1/35	100	108
	Kansas Development Finance Authority
	Revenue	4.727%	4/15/37	200	205
	Los Angeles CA Community College District
	GO	6.600%	8/1/42	200	277
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	25	28
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	100	138
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	100	140
	Los Angeles CA Unified School District GO	5.755%	7/1/29	200	244
	Los Angeles CA Unified School District GO	5.750%	7/1/34	125	154
	Los Angeles CA Unified School District GO	6.758%	7/1/34	200	268
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	75	92
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.488%	8/1/33	100	134
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	50	72
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	50	62
	Massachusetts GO	4.200%	12/1/21	125	133
	Massachusetts GO	5.456%	12/1/39	150	184
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	100	124
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	63
	Massachusetts Water Pollution Abatement
	Trust Revenue	5.192%	8/1/40	75	86
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	50	65
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	50	71
	Mississippi GO	5.245%	11/1/34	50	60
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	50	59
14	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	225	269
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	100	104
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	400	437

	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	144
	New York City NY GO	6.246%	6/1/35	25	28
	New York City NY GO	5.968%	3/1/36	100	126
	New York City NY GO	5.985%	12/1/36	50	62
	New York City NY GO	5.517%	10/1/37	50	60
	New York City NY GO	6.271%	12/1/37	100	130
	New York City NY GO	5.846%	6/1/40	50	63
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	50	65
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	50	65
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	50	65
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	100	125
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	175	226
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	150	182
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	100	121
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	75	91
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	400	582
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	60
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	100	117
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	100	120
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	150	180
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	100	140
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	100	115
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	100	98
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	85
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	150	189
	Oregon GO	5.762%	6/1/23	200	223
	Oregon GO	5.892%	6/1/27	75	90
15	Oregon School Boards Association GO	4.759%	6/30/28	75	83
16	Oregon School Boards Association GO	5.528%	6/30/28	50	58
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of
	Philadelphia)	5.000%	9/15/27	50	53
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	60
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	75	94
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	250	284
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	100	107

	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	550	574
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	100	110
	President & Fellows of Harvard College
	Massachusetts GO	4.875%	10/15/40	25	30
	President & Fellows of Harvard College
	Massachusetts GO	3.150%	7/15/46	100	92
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.844%	11/1/50	100	130
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	50	59
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.839%	1/1/41	150	172
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	125	160
	San Antonio TX Electric & Gas Systems
	Revenue	5.718%	2/1/41	50	62
	San Antonio TX Electric & Gas Systems
	Revenue	5.808%	2/1/41	125	157
	San Diego County CA Water Authority
	Revenue	6.138%	5/1/49	100	129
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	100	141
	Santa Clara Valley CA Transportation
	Authority Sales Tax Revenue	5.876%	4/1/32	200	244
	South Carolina Public Service Authority
	Revenue	2.388%	12/1/23	100	92
	South Carolina Public Service Authority
	Revenue	6.454%	1/1/50	100	111
	Texas GO	5.517%	4/1/39	50	63
	Texas Transportation Commission Revenue	5.028%	4/1/26	50	56
	Texas Transportation Commission Revenue	5.178%	4/1/30	175	205
	Texas Transportation Commission Revenue	4.631%	4/1/33	350	395
	Texas Transportation Commission Revenue	4.681%	4/1/40	50	56
	Tufts University Massachusetts GO	5.017%	4/15/12	150	149
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	250	324
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	50	65
	University of California Revenue	6.270%	5/15/31	500	543
	University of California Revenue	5.946%	5/15/45	175	216
	University of Southern California GO	5.250%	10/1/11	100	117
	University of Texas System Revenue
	Financing System Revenue	5.262%	7/1/39	50	60
	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	25	27
	University of Texas System Revenue
	Financing System Revenue	5.134%	8/15/42	100	117
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	75	85
	Utah GO	4.554%	7/1/24	50	55
	Utah GO	3.539%	7/1/25	50	52
	Washington GO	5.140%	8/1/40	150	180
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	250	252
16	Wisconsin GO	5.700%	5/1/26	75	88
Total Taxable Municipal Bonds (Cost $22,561)					25,410

		Shares
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
17 Vanguard Market Liquidity Fund
(Cost $64,121)	0.965%	641,190	64,132
Total Investments (101.4%) (Cost $3,017,768)			3,046,368
Other Assets and Liabilities-Net (-1.4%)			(41,386)
Net Assets (100%)			3,004,982

1 Securities with a value of $224,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2017.
7 Adjustable-rate security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate value of these securities was $15,813,000, representing 0.5% of net assets.
9 Guaranteed by the Government of Canada.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Government of Japan.
12 Guaranteed by the Republic of Austria.
13 Guaranteed by the Republic of the Philippines.
14 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
16 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but

Vanguard Total Bond Market Index Portfolio

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value

Vanguard Total Bond Market Index Portfolio

securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,880,790	—
Asset-Backed/Commercial Mortgage Backed
Securities	—	83,888	—
Corporate Bonds	—	836,772	—
Sovereign Bonds	—	155,376	—
Taxable Municipal Bonds	—	25,410	—
Temporary Cash Investments	64,132	—	—
Futures Contracts—Liabilities[1]	—	—	—
Total	64,132	2,982,236	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard Total Bond Market Index Portfolio

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate
		Long )	Settlement	Unrealized
		(Short	Value Long	Appreciation
Futures Contracts	Expiration Contracts		(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2017	(3)	(353)	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At March 31, 2017, the cost of investment securities for tax purposes was $3,017,768,000. Net unrealized appreciation of investment securities for tax purposes was $28,600,000, consisting of unrealized gains of $56,958,000 on securities that had risen in value since their purchase and $28,358,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments (unaudited)
As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (64.9%)
Consumer Discretionary (4.2%)
Comcast Corp. Class A	1,189,138	44,700
Twenty-First Century Fox Inc. Class A	533,824	17,291
Ford Motor Co.	1,474,530	17,163
Lowe's Cos. Inc.	168,710	13,870
Bayerische Motoren Werke AG	60,433	5,514
L Brands Inc.	112,620	5,304
Hilton Worldwide Holdings Inc.	68,128	3,983
VF Corp.	65,990	3,627
		111,452
Consumer Staples (5.3%)
PepsiCo Inc.	217,590	24,340
Unilever NV	387,714	19,250
Walgreens Boots Alliance Inc.	221,740	18,415
Philip Morris International Inc.	157,930	17,830
Diageo plc	500,633	14,336
Mondelez International Inc. Class A	332,655	14,331
CVS Health Corp.	164,550	12,917
Costco Wholesale Corp.	74,260	12,453
British American Tobacco plc	83,176	5,518
		139,390
Energy (6.3%)
Chevron Corp.	430,500	46,223
TOTAL SA	471,804	23,856
Exxon Mobil Corp.	282,487	23,167
Suncor Energy Inc.	458,200	14,068
Royal Dutch Shell plc Class B	504,402	13,866
Anadarko Petroleum Corp.	207,350	12,856
ConocoPhillips	198,320	9,890
Hess Corp.	166,560	8,030
Eni SPA	321,085	5,257
Halliburton Co.	102,770	5,057
Valero Energy Corp.	75,750	5,021
		167,291
Financials (15.6%)
JPMorgan Chase & Co.	550,783	48,381
Bank of America Corp.	1,932,937	45,598
Wells Fargo & Co.	692,340	38,536
Chubb Ltd.	282,500	38,491
Prudential Financial Inc.	339,410	36,208
PNC Financial Services Group Inc.	243,500	29,278
Marsh & McLennan Cos. Inc.	243,730	18,009
Mitsubishi UFJ Financial Group Inc.	2,409,130	15,176
Northern Trust Corp.	174,320	15,093
BlackRock Inc.	38,309	14,692
Intercontinental Exchange Inc.	239,075	14,313
Synchrony Financial	403,480	13,839
Goldman Sachs Group Inc.	58,100	13,347
MetLife Inc.	249,873	13,198

Bank of Nova Scotia	194,010	11,363
BNP Paribas SA	141,838	9,438
Hartford Financial Services Group Inc.	179,250	8,617
Zurich Insurance Group AG	21,183	5,653
American International Group Inc.	89,425	5,583
UBS Group AG	270,203	4,310
Tokio Marine Holdings Inc.	91,200	3,854
US Bancorp	72,845	3,752
ING Groep NV	177,812	2,686
Capital One Financial Corp.	21,200	1,837
		411,252
Health Care (10.5%)
Merck & Co. Inc.	617,019	39,205
Bristol-Myers Squibb Co.	615,580	33,475
^ AstraZeneca plc ADR	900,868	28,053
Johnson & Johnson	208,880	26,016
Medtronic plc	301,655	24,301
Pfizer Inc.	672,718	23,014
Eli Lilly & Co.	222,555	18,719
Cardinal Health Inc.	224,790	18,332
UnitedHealth Group Inc.	98,975	16,233
Novartis AG	209,658	15,569
* HCA Holdings Inc.	107,870	9,599
Roche Holding AG	29,053	7,430
McKesson Corp.	41,130	6,098
Abbott Laboratories	116,434	5,171
* Regeneron Pharmaceuticals Inc.	12,190	4,724
		275,939
Industrials (7.2%)
United Parcel Service Inc. Class B	287,724	30,873
Honeywell International Inc.	148,405	18,531
Lockheed Martin Corp.	67,050	17,943
Canadian National Railway Co.	214,348	15,847
Caterpillar Inc.	162,001	15,027
Eaton Corp. plc	202,540	15,018
FedEx Corp.	68,187	13,307
Siemens AG	96,460	13,212
Boeing Co.	69,330	12,262
^ ABB Ltd. ADR	497,198	11,634
CSX Corp.	194,682	9,063
Airbus SE	118,290	9,021
Schneider Electric SE	93,810	6,892
		188,630
Information Technology (9.5%)
Microsoft Corp.	829,778	54,649
Intel Corp.	1,203,990	43,428
Apple Inc.	296,062	42,532
* Alphabet Inc. Class A	49,850	42,263
Cisco Systems Inc.	652,036	22,039
Accenture plc Class A	161,060	19,308
* eBay Inc.	391,440	13,140
Texas Instruments Inc.	113,690	9,159
International Business Machines Corp.	19,650	3,422
		249,940
Materials (1.9%)
Dow Chemical Co.	285,370	18,132

International Paper Co.			236,410	12,005
Monsanto Co.			62,631	7,090
Linde AG			38,437	6,404
BHP Billiton plc			409,202	6,312
				49,943
Real Estate (0.8%)
American Tower Corporation			149,122	18,124
AvalonBay Communities Inc.			15,670	2,877
				21,001
Telecommunication Services (1.1%)
Verizon Communications Inc.			572,300	27,900

Utilities (2.5%)
NextEra Energy Inc.			231,910	29,770
Dominion Resources Inc.			292,110	22,659
Exelon Corp.			400,160	14,398
				66,827
Total Common Stocks (Cost $1,262,275)				1,709,565
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.7%)
U.S. Government Securities (5.6%)
United States Treasury Note/Bond	0.750%	6/30/17	4,800	4,799
United States Treasury Note/Bond	0.625%	7/31/17	8,000	7,995
United States Treasury Note/Bond	1.000%	9/15/17	17,240	17,248
United States Treasury Note/Bond	0.750%	10/31/17	9,200	9,190
United States Treasury Note/Bond	0.625%	11/30/17	5,575	5,562
United States Treasury Note/Bond	0.875%	3/31/18	750	748
United States Treasury Note/Bond	0.750%	4/30/18	1,500	1,494
United States Treasury Note/Bond	1.000%	5/31/18	5,500	5,491
United States Treasury Note/Bond	0.750%	8/31/18	1,300	1,293
United States Treasury Note/Bond	1.375%	9/30/18	14,700	14,741
United States Treasury Note/Bond	0.750%	7/15/19	4,300	4,243
United States Treasury Note/Bond	1.750%	9/30/19	13,000	13,114
United States Treasury Note/Bond	1.375%	2/15/20	1,300	1,296
United States Treasury Note/Bond	1.375%	2/29/20	2,130	2,122
United States Treasury Note/Bond	1.625%	6/30/20	2,840	2,843
United States Treasury Note/Bond	1.250%	3/31/21	3,000	2,938
United States Treasury Note/Bond	1.375%	5/31/21	3,500	3,438
United States Treasury Note/Bond	2.000%	2/15/25	11,180	10,930
United States Treasury Note/Bond	2.000%	8/15/25	7,095	6,909
United States Treasury Note/Bond	2.250%	11/15/25	180	178
United States Treasury Note/Bond	1.625%	2/15/26	1,000	940
United States Treasury Note/Bond	1.625%	5/15/26	2,500	2,345
United States Treasury Note/Bond	1.500%	8/15/26	2,700	2,498
United States Treasury Note/Bond	2.875%	5/15/43	6,738	6,559
United States Treasury Note/Bond	3.375%	5/15/44	4,410	4,704
United States Treasury Note/Bond	3.125%	8/15/44	1,740	1,773
United States Treasury Note/Bond	2.500%	2/15/45	2,610	2,345
United States Treasury Note/Bond	2.875%	8/15/45	1,910	1,852
United States Treasury Note/Bond	2.500%	2/15/46	465	417
United States Treasury Note/Bond	2.500%	5/15/46	1,260	1,128
United States Treasury Note/Bond	2.250%	8/15/46	6,203	5,246
				146,379

Conventional Mortgage-Backed Securities (0.0%)
1,2	Freddie Mac Gold Pool	4.000%	9/1/41	7	7
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	114	132
1	Ginnie Mae I Pool	8.000%	9/15/30	61	63
					202
Nonconventional Mortgage-Backed Securities (0.1%)
1,2	Fannie Mae REMICS	3.500%	4/25/31	245	254
1,2	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	470	499
1,2	Freddie Mac REMICS	3.500%	3/15/31	145	150
1,2	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	2,709	2,887
					3,790
Total U.S. Government and Agency Obligations (Cost $150,578)					150,371
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
3	American Tower Trust I	1.551%	3/15/18	380	379
3	American Tower Trust I	3.070%	3/15/23	1,100	1,098
1,3,4Apidos CLO XVII		2.333%	4/17/26	1,295	1,298
1,3,4Ares XXIX CLO Ltd.		2.220%	4/17/26	1,195	1,195
1,3,4Atlas Senior Loan Fund VI Ltd.		2.284%	10/15/26	355	355
1,3,4Avery Point IV CLO Ltd.		0.000%	4/25/26	1,190	1,190
1,3,4Avery Point IV CLO Ltd.		2.558%	4/25/26	1,190	1,190
3	Bank of Montreal	2.500%	1/11/22	1,700	1,702
1,3,4BlueMountain CLO 2014-1 Ltd.		2.275%	4/30/26	725	728
1,3,4Cent CLO 20 Ltd.		2.518%	1/25/26	1,300	1,300
1,3,4Cent CLO 21 Ltd.		2.247%	7/27/26	415	415
1,3,4Cent CLO 22 Ltd.		2.444%	11/7/26	930	933
1,3,4CIFC Funding Ltd.		2.524%	4/18/25	1,185	1,188
1	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	493
3	DNB Boligkreditt AS	2.500%	3/28/22	1,315	1,313
1,3,4Dryden Senior Loan Fund		2.374%	4/18/26	1,165	1,165
1,3,4Dryden XXXI Senior Loan Fund		0.000%	4/18/26	1,160	1,158
1,3	Enterprise Fleet Financing LLC Series 2017-
	1	2.130%	7/20/22	210	210
1,4	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.126%	4/15/41	575	592
1,3,4Limerock CLO II Ltd.		2.310%	4/18/26	1,300	1,300
1,3,4Madison Park Funding XII Ltd.		2.275%	7/20/26	920	921
1,3,4Madison Park Funding XIII Ltd.		1.988%	1/19/25	745	744
1,3	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	770	789
1	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	515	518
1	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	307	309
3	SBA Tower Trust	2.898%	10/15/19	1,205	1,213
1,3,4Seneca Park CLO Ltd.		2.503%	7/17/26	680	680
1,3,4Seneca Park CLO Ltd. 2014-1		0.000%	7/17/26	680	680
1,3,4SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	700	689
1,3,4Shackleton CLO Ltd.		2.503%	7/17/26	660	661
1,3	Springleaf Funding Trust	3.160%	11/15/24	1,375	1,388
1,3	Springleaf Funding Trust 2015-B	3.480%	5/15/28	590	598
1,3,4Symphony CLO XIV Ltd.		2.285%	7/14/26	1,125	1,129
1,3,4Thacher Park CLO Ltd.		2.644%	10/20/26	505	505
3	Toronto-Dominion Bank	2.500%	1/18/22	2,100	2,100
1	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	210	217

1,3,4Voya CLO 2014-1 Ltd.		2.354%	4/18/26	525	526
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $32,847)					32,869
Corporate Bonds (22.0%)
Finance (8.7%)
	Banking (6.9%)
	American Express Centurion Bank	6.000%	9/13/17	500	510
	American Express Co.	1.550%	5/22/18	1,635	1,632
	American Express Credit Corp.	2.125%	7/27/18	1,235	1,241
	American Express Credit Corp.	2.250%	8/15/19	800	806
	American Express Credit Corp.	2.700%	3/3/22	1,505	1,503
	Bank of America Corp.	6.000%	9/1/17	1,010	1,028
	Bank of America Corp.	5.750%	12/1/17	500	513
	Bank of America Corp.	6.875%	4/25/18	1,250	1,315
	Bank of America Corp.	5.625%	7/1/20	85	93
	Bank of America Corp.	5.875%	1/5/21	3,000	3,338
	Bank of America Corp.	3.300%	1/11/23	120	121
	Bank of America Corp.	4.000%	1/22/25	875	873
	Bank of America Corp.	5.875%	2/7/42	260	314
	Bank of America Corp.	5.000%	1/21/44	1,000	1,091
	Bank of America Corp.	4.875%	4/1/44	420	451
	Bank of New York Mellon Corp.	2.150%	2/24/20	1,580	1,585
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	442
4	Bank of New York Mellon Corp.	2.089%	10/30/23	1,145	1,170
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	712
	Bank of Nova Scotia	2.050%	10/30/18	1,600	1,612
	Bank of Nova Scotia	2.800%	7/21/21	750	762
3	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	1,390	1,390
3	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,200	1,201
3	Barclays Bank plc	6.050%	12/4/17	1,400	1,437
	Barclays Bank plc	5.140%	10/14/20	160	171
	Barclays plc	3.684%	1/10/23	700	704
	BB&T Corp.	4.900%	6/30/17	1,000	1,007
	BB&T Corp.	2.750%	4/1/22	1,700	1,710
	Bear Stearns Cos. LLC	6.400%	10/2/17	235	241
	Bear Stearns Cos. LLC	7.250%	2/1/18	425	444
	BNP Paribas SA	2.400%	12/12/18	1,300	1,307
	BNP Paribas SA	3.250%	3/3/23	305	307
3	BNP Paribas SA	3.800%	1/10/24	1,170	1,167
	BPCE SA	2.500%	12/10/18	220	221
	BPCE SA	2.500%	7/15/19	1,400	1,406
	BPCE SA	4.000%	4/15/24	775	805
3	BPCE SA	5.150%	7/21/24	1,260	1,294
	Branch Banking & Trust Co.	2.625%	1/15/22	1,250	1,251
	Capital One Bank USA NA	2.150%	11/21/18	1,215	1,217
	Capital One Financial Corp.	4.750%	7/15/21	400	429
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,326
	Capital One Financial Corp.	3.200%	2/5/25	1,050	1,017
	Capital One Financial Corp.	4.200%	10/29/25	310	312
	Citigroup Inc.	1.750%	5/1/18	500	500
	Citigroup Inc.	2.500%	9/26/18	500	504
	Citigroup Inc.	2.550%	4/8/19	1,800	1,816
	Citigroup Inc.	2.500%	7/29/19	965	973
	Citigroup Inc.	2.400%	2/18/20	800	802
	Citigroup Inc.	4.500%	1/14/22	1,975	2,115
	Citigroup Inc.	6.625%	6/15/32	2,000	2,440
	Citigroup Inc.	8.125%	7/15/39	101	148
	Compass Bank	2.750%	9/29/19	375	376

Cooperatieve Rabobank UA	2.250%	1/14/19	1,350	1,357
3 Credit Agricole SA	2.500%	4/15/19	1,460	1,468
Credit Suisse AG	2.300%	5/28/19	2,845	2,855
Credit Suisse AG	3.000%	10/29/21	735	742
Credit Suisse AG	3.625%	9/9/24	250	254
Credit Suisse AG New York NY	1.750%	1/29/18	840	840
3 Credit Suisse Group AG	3.574%	1/9/23	550	549
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,335	1,352
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,595	1,567
3 Danske Bank A/S	2.000%	9/8/21	1,120	1,088
Deutsche Bank AG	1.875%	2/13/18	195	195
Deutsche Bank AG	2.500%	2/13/19	270	270
3 Deutsche Bank AG	4.250%	10/14/21	1,215	1,246
Fifth Third Bank	2.875%	10/1/21	425	430
Fifth Third Bank	3.850%	3/15/26	830	836
Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,368
Goldman Sachs Group Inc.	2.375%	1/22/18	555	558
Goldman Sachs Group Inc.	5.375%	3/15/20	405	439
Goldman Sachs Group Inc.	2.600%	4/23/20	170	171
Goldman Sachs Group Inc.	6.000%	6/15/20	3,350	3,716
Goldman Sachs Group Inc.	5.250%	7/27/21	865	949
Goldman Sachs Group Inc.	5.750%	1/24/22	360	405
Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	2,028
Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	1,957
Goldman Sachs Group Inc.	3.850%	1/26/27	740	743
Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	2,390
Goldman Sachs Group Inc.	6.750%	10/1/37	835	1,031
Goldman Sachs Group Inc.	4.750%	10/21/45	680	716
3 HSBC Bank plc	4.750%	1/19/21	1,700	1,825
HSBC Holdings plc	3.400%	3/8/21	1,535	1,570
HSBC Holdings plc	4.000%	3/30/22	2,395	2,519
HSBC Holdings plc	3.600%	5/25/23	1,600	1,626
1 HSBC Holdings plc	4.041%	3/13/28	890	899
HSBC Holdings plc	6.500%	5/2/36	1,000	1,221
HSBC Holdings plc	6.100%	1/14/42	375	470
HSBC Holdings plc	5.250%	3/14/44	440	472
HSBC USA Inc.	1.625%	1/16/18	1,005	1,005
HSBC USA Inc.	2.350%	3/5/20	1,825	1,829
HSBC USA Inc.	3.500%	6/23/24	620	631
Huntington Bancshares Inc.	3.150%	3/14/21	800	813
Huntington National Bank	2.200%	4/1/19	560	561
Huntington National Bank	2.400%	4/1/20	1,160	1,161
3 ING Bank NV	1.800%	3/16/18	1,340	1,345
ING Groep NV	3.150%	3/29/22	365	365
ING Groep NV	3.950%	3/29/27	820	819
JPMorgan Chase & Co.	6.300%	4/23/19	465	505
JPMorgan Chase & Co.	4.950%	3/25/20	650	700
JPMorgan Chase & Co.	4.350%	8/15/21	4,862	5,202
JPMorgan Chase & Co.	4.500%	1/24/22	495	533
JPMorgan Chase & Co.	3.250%	9/23/22	970	987
JPMorgan Chase & Co.	3.375%	5/1/23	875	875
JPMorgan Chase & Co.	3.875%	2/1/24	800	832
JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,347
JPMorgan Chase & Co.	4.125%	12/15/26	765	780
JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,354
JPMorgan Chase & Co.	5.400%	1/6/42	750	874
3 Macquarie Bank Ltd.	2.400%	1/21/20	330	330

Manufacturers & Traders Trust Co.	2.100%	2/6/20	495	494
Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	673
Morgan Stanley	5.550%	4/27/17	2,801	2,808
Morgan Stanley	1.875%	1/5/18	255	256
Morgan Stanley	2.125%	4/25/18	1,375	1,381
Morgan Stanley	2.500%	1/24/19	2,500	2,524
Morgan Stanley	5.625%	9/23/19	645	696
Morgan Stanley	5.750%	1/25/21	1,740	1,929
Morgan Stanley	2.500%	4/21/21	1,175	1,170
Morgan Stanley	2.625%	11/17/21	800	795
Morgan Stanley	3.700%	10/23/24	750	761
Morgan Stanley	3.125%	7/27/26	1,345	1,285
Morgan Stanley	6.250%	8/9/26	3,000	3,541
Morgan Stanley	3.625%	1/20/27	1,250	1,238
Morgan Stanley	4.300%	1/27/45	850	842
National City Corp.	6.875%	5/15/19	1,000	1,098
3 Nationwide Building Society	2.350%	1/21/20	785	785
Northern Trust Corp.	3.450%	11/4/20	255	267
PNC Bank NA	4.875%	9/21/17	1,500	1,523
PNC Bank NA	3.300%	10/30/24	460	465
PNC Bank NA	2.950%	2/23/25	1,105	1,091
PNC Bank NA	4.200%	11/1/25	255	272
PNC Financial Services Group Inc.	3.900%	4/29/24	580	601
Royal Bank of Canada	2.750%	2/1/22	1,195	1,208
Santander Holdings USA Inc.	2.700%	5/24/19	800	802
Santander Holdings USA Inc.	2.650%	4/17/20	580	578
3 Santander Holdings USA Inc.	3.700%	3/28/22	725	726
3 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	1,600	1,603
3 Societe Generale SA	3.250%	1/12/22	1,515	1,498
State Street Corp.	5.375%	4/30/17	2,775	2,783
SunTrust Bank	3.300%	5/15/26	340	330
Svenska Handelsbanken AB	2.875%	4/4/17	1,000	1,000
Svenska Handelsbanken AB	1.875%	9/7/21	1,050	1,020
Synchrony Financial	3.000%	8/15/19	1,055	1,071
Synchrony Financial	2.700%	2/3/20	1,605	1,611
Toronto-Dominion Bank	2.500%	12/14/20	985	995
UBS AG	1.800%	3/26/18	1,020	1,021
3 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	1,160	1,169
3 UBS Group Funding Jersey Ltd.	2.650%	2/1/22	1,250	1,222
US Bancorp	2.625%	1/24/22	1,305	1,310
US Bancorp	3.700%	1/30/24	1,560	1,635
Wachovia Corp.	7.500%	4/15/35	1,000	1,310
Wells Fargo & Co.	5.625%	12/11/17	820	842
Wells Fargo & Co.	2.150%	1/15/19	2,915	2,930
Wells Fargo & Co.	3.000%	1/22/21	505	514
Wells Fargo & Co.	3.500%	3/8/22	640	663
Wells Fargo & Co.	3.450%	2/13/23	930	938
Wells Fargo & Co.	4.480%	1/16/24	1,199	1,278
Wells Fargo & Co.	3.000%	2/19/25	890	869
Wells Fargo & Co.	3.550%	9/29/25	860	867
Wells Fargo & Co.	3.000%	4/22/26	1,045	1,003
Wells Fargo & Co.	3.000%	10/23/26	510	488
Wells Fargo & Co.	5.606%	1/15/44	2,276	2,607
Wells Fargo & Co.	4.900%	11/17/45	515	534
Wells Fargo & Co.	4.750%	12/7/46	620	632

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	305	331
	Charles Schwab Corp.	3.200%	3/2/27	545	542

	Finance Companies (0.4%)
	GE Capital International Funding Co.	2.342%	11/15/20	1,192	1,197
	GE Capital International Funding Co.	3.373%	11/15/25	3,460	3,545
	GE Capital International Funding Co.	4.418%	11/15/35	4,955	5,231

	Insurance (1.2%)
	Aetna Inc.	1.750%	5/15/17	60	60
	Aetna Inc.	2.800%	6/15/23	680	675
1	Allstate Corp.	6.125%	5/15/67	985	963
	Anthem Inc.	2.300%	7/15/18	375	377
	Anthem Inc.	3.125%	5/15/22	1,610	1,619
	Anthem Inc.	3.300%	1/15/23	1,100	1,110
	Anthem Inc.	4.650%	8/15/44	426	435
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,050	1,050
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	713
	Chubb INA Holdings Inc.	5.800%	3/15/18	1,295	1,347
	Chubb INA Holdings Inc.	2.300%	11/3/20	170	170
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	567
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	845
	Cigna Corp.	3.250%	4/15/25	880	870
	CNA Financial Corp.	3.950%	5/15/24	135	139
3	Five Corners Funding Trust	4.419%	11/15/23	210	224
3	Liberty Mutual Group Inc.	4.250%	6/15/23	360	379
	Loews Corp.	2.625%	5/15/23	440	430
1,3	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	2,000	2,407
	MetLife Inc.	1.903%	12/15/17	225	226
	MetLife Inc.	3.600%	4/10/24	580	598
	MetLife Inc.	4.125%	8/13/42	145	141
	MetLife Inc.	4.875%	11/13/43	530	578
3	Metropolitan Life Global Funding I	1.500%	1/10/18	1,480	1,479
3	Metropolitan Life Global Funding I	1.875%	6/22/18	950	952
3	Metropolitan Life Global Funding I	3.450%	12/18/26	640	644
3	New York Life Global Funding	1.650%	5/15/17	600	600
3	New York Life Global Funding	2.900%	1/17/24	810	812
3	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,556
3	QBE Insurance Group Ltd.	2.400%	5/1/18	235	236
3	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	375	405
	UnitedHealth Group Inc.	6.000%	6/15/17	500	505
	UnitedHealth Group Inc.	6.000%	2/15/18	700	727
	UnitedHealth Group Inc.	3.875%	10/15/20	601	635
	UnitedHealth Group Inc.	2.875%	3/15/22	27	27
	UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,179
	UnitedHealth Group Inc.	3.100%	3/15/26	430	427
	UnitedHealth Group Inc.	4.625%	7/15/35	815	892
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,623
	UnitedHealth Group Inc.	4.750%	7/15/45	760	839

	Other Finance (0.0%)
3	LeasePlan Corp. NV	2.875%	1/22/19	970	973

	Real Estate Investment Trusts (0.2%)
	AvalonBay Communities Inc.	3.625%	10/1/20	520	540

Boston Properties LP	3.125%	9/1/23	355	353
Boston Properties LP	3.800%	2/1/24	45	46
Duke Realty LP	6.500%	1/15/18	210	218
Realty Income Corp.	4.650%	8/1/23	640	690
Simon Property Group LP	3.750%	2/1/24	90	93
Simon Property Group LP	3.375%	10/1/24	275	277
3 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	375	375
3 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	1,330	1,342
				227,886
Industrial (11.2%)
Basic Industry (0.1%)
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	750	795
LyondellBasell Industries NV	4.625%	2/26/55	650	611
Monsanto Co.	4.700%	7/15/64	60	56
Rio Tinto Finance USA plc	3.500%	3/22/22	42	44

Capital Goods (0.9%)
3 BAE Systems Holdings Inc.	2.850%	12/15/20	160	161
3 BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,108
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,360	1,346
Caterpillar Inc.	3.900%	5/27/21	1,170	1,237
Caterpillar Inc.	2.600%	6/26/22	705	706
Caterpillar Inc.	3.400%	5/15/24	810	833
Caterpillar Inc.	4.300%	5/15/44	745	758
General Dynamics Corp.	3.875%	7/15/21	355	378
General Electric Capital Corp.	4.625%	1/7/21	321	348
General Electric Capital Corp.	5.300%	2/11/21	228	252
General Electric Capital Corp.	3.150%	9/7/22	967	999
General Electric Capital Corp.	3.100%	1/9/23	360	370
General Electric Capital Corp.	6.750%	3/15/32	135	182
General Electric Capital Corp.	6.150%	8/7/37	633	821
General Electric Capital Corp.	5.875%	1/14/38	443	560
General Electric Capital Corp.	6.875%	1/10/39	187	265
General Electric Co.	2.700%	10/9/22	210	212
General Electric Co.	4.500%	3/11/44	1,050	1,125
Honeywell International Inc.	4.250%	3/1/21	1,002	1,078
Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,347
John Deere Capital Corp.	2.250%	4/17/19	1,465	1,482
John Deere Capital Corp.	1.700%	1/15/20	520	516
Lockheed Martin Corp.	2.900%	3/1/25	610	597
Lockheed Martin Corp.	4.500%	5/15/36	211	223
Lockheed Martin Corp.	4.700%	5/15/46	520	561
Parker-Hannifin Corp.	4.450%	11/21/44	450	478
3 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	1,050	1,056
3 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,692
3 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	833
United Technologies Corp.	3.100%	6/1/22	535	550
United Technologies Corp.	7.500%	9/15/29	770	1,073
United Technologies Corp.	6.050%	6/1/36	675	843
United Technologies Corp.	4.500%	6/1/42	325	344

Communication (1.6%)
21st Century Fox America Inc.	3.000%	9/15/22	245	245
America Movil SAB de CV	3.125%	7/16/22	1,880	1,892
America Movil SAB de CV	6.125%	3/30/40	390	455

	American Tower Corp.	3.450%	9/15/21	1,125	1,145
	American Tower Corp.	5.000%	2/15/24	220	237
	AT&T Inc.	1.400%	12/1/17	1,090	1,090
	AT&T Inc.	5.600%	5/15/18	1,000	1,043
	AT&T Inc.	5.200%	3/15/20	255	276
	AT&T Inc.	2.450%	6/30/20	225	225
	AT&T Inc.	4.600%	2/15/21	100	106
	AT&T Inc.	4.500%	3/9/48	1,077	957
	CBS Corp.	4.300%	2/15/21	675	713
	Comcast Corp.	3.600%	3/1/24	2,900	2,974
	Comcast Corp.	3.375%	2/15/25	70	71
	Comcast Corp.	2.350%	1/15/27	540	495
	Comcast Corp.	4.250%	1/15/33	1,032	1,062
	Comcast Corp.	4.200%	8/15/34	620	628
	Comcast Corp.	5.650%	6/15/35	110	129
	Comcast Corp.	4.400%	8/15/35	700	725
	Comcast Corp.	6.500%	11/15/35	115	147
	Comcast Corp.	6.400%	5/15/38	120	153
	Comcast Corp.	4.650%	7/15/42	1,290	1,345
	Comcast Corp.	4.500%	1/15/43	500	508
	Comcast Corp.	4.750%	3/1/44	525	553
	Comcast Corp.	4.600%	8/15/45	1,110	1,144
3	Cox Communications Inc.	4.800%	2/1/35	1,540	1,445
3	Deutsche Telekom International Finance BV	3.600%	1/19/27	975	973
	Discovery Communications LLC	5.625%	8/15/19	49	53
	Grupo Televisa SAB	6.625%	1/15/40	630	686
	Grupo Televisa SAB	6.125%	1/31/46	410	426
3	GTP Acquisition Partners I LLC	2.350%	6/15/20	580	575
3	NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,530	2,535
	NBCUniversal Media LLC	4.375%	4/1/21	600	644
	NBCUniversal Media LLC	2.875%	1/15/23	240	240
	Omnicom Group Inc.	3.600%	4/15/26	660	660
	Orange SA	4.125%	9/14/21	1,740	1,834
	Orange SA	9.000%	3/1/31	530	781
1,3	SBA Tower Trust	2.933%	12/15/42	840	840
3	Sky plc	2.625%	9/16/19	975	977
3	Sky plc	3.750%	9/16/24	1,435	1,442
	Time Warner Cable LLC	5.850%	5/1/17	1,030	1,033
	Time Warner Cable LLC	8.750%	2/14/19	25	28
	Time Warner Cable LLC	8.250%	4/1/19	364	406
	Time Warner Entertainment Co. LP	8.375%	3/15/23	95	118
	Time Warner Inc.	4.875%	3/15/20	700	750
	Time Warner Inc.	4.750%	3/29/21	350	376
	Verizon Communications Inc.	4.500%	9/15/20	1,280	1,365
	Verizon Communications Inc.	3.500%	11/1/21	1,040	1,066
3	Verizon Communications Inc.	4.812%	3/15/39	2,406	2,339
	Verizon Communications Inc.	4.750%	11/1/41	290	279
	Verizon Communications Inc.	4.862%	8/21/46	1,151	1,098
3	Verizon Communications Inc.	5.012%	4/15/49	1,133	1,091
	Walt Disney Co.	4.125%	6/1/44	560	577

	Consumer Cyclical (1.5%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,065	1,074
	Amazon.com Inc.	2.500%	11/29/22	885	880
	Amazon.com Inc.	4.800%	12/5/34	995	1,101
	Amazon.com Inc.	4.950%	12/5/44	580	653
3	American Honda Finance Corp.	1.500%	9/11/17	490	490

3 American Honda Finance Corp.	1.600%	2/16/18	810	811
American Honda Finance Corp.	2.125%	10/10/18	1,110	1,118
AutoZone Inc.	3.700%	4/15/22	1,371	1,421
AutoZone Inc.	3.125%	7/15/23	600	596
3 BMW US Capital LLC	2.000%	4/11/21	585	573
3 BMW US Capital LLC	2.250%	9/15/23	2,500	2,397
3 BMW US Capital LLC	2.800%	4/11/26	151	145
CVS Health Corp.	2.750%	12/1/22	965	955
CVS Health Corp.	4.875%	7/20/35	315	339
CVS Health Corp.	5.125%	7/20/45	1,310	1,442
3 Daimler Finance North America LLC	2.375%	8/1/18	900	906
3 Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,582
3 Daimler Finance North America LLC	3.250%	8/1/24	160	160
Ford Motor Co.	4.346%	12/8/26	1,225	1,247
Ford Motor Credit Co. LLC	2.375%	3/12/19	900	903
Ford Motor Credit Co. LLC	3.157%	8/4/20	710	721
Home Depot Inc.	2.250%	9/10/18	975	986
Home Depot Inc.	2.700%	4/1/23	720	726
Home Depot Inc.	4.400%	3/15/45	780	828
3 Hyundai Capital America	2.550%	4/3/20	790	790
Lowe's Cos. Inc.	6.875%	2/15/28	710	931
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,297
McDonald's Corp.	2.625%	1/15/22	195	195
McDonald's Corp.	3.250%	6/10/24	140	144
McDonald's Corp.	4.875%	12/9/45	260	275
3 Nissan Motor Acceptance Corp.	1.950%	9/12/17	1,186	1,187
3 Nissan Motor Acceptance Corp.	1.800%	3/15/18	1,100	1,101
3 Nissan Motor Acceptance Corp.	2.650%	9/26/18	585	590
Toyota Motor Credit Corp.	1.750%	5/22/17	1,200	1,201
Toyota Motor Credit Corp.	1.250%	10/5/17	900	900
3 Volkswagen Group of America Finance LLC	2.450%	11/20/19	440	441
Wal-Mart Stores Inc.	3.250%	10/25/20	742	774
Wal-Mart Stores Inc.	4.250%	4/15/21	1,000	1,083
Wal-Mart Stores Inc.	2.550%	4/11/23	1,250	1,250
Wal-Mart Stores Inc.	5.625%	4/15/41	2,790	3,427
Wal-Mart Stores Inc.	4.300%	4/22/44	525	547

Consumer Noncyclical (3.8%)
Actavis Funding SCS	3.000%	3/12/20	985	1,000
Actavis Funding SCS	3.450%	3/15/22	950	967
Actavis Funding SCS	4.550%	3/15/35	375	376
Actavis Funding SCS	4.850%	6/15/44	450	455
Altria Group Inc.	4.750%	5/5/21	590	639
Altria Group Inc.	2.850%	8/9/22	455	456
Altria Group Inc.	4.500%	5/2/43	245	249
AmerisourceBergen Corp.	3.500%	11/15/21	1,310	1,352
Amgen Inc.	3.875%	11/15/21	310	326
Amgen Inc.	5.150%	11/15/41	945	1,011
Amgen Inc.	4.563%	6/15/48	125	124
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	2,000	2,037
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	1,805	1,823
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,915	5,180
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,640	2,850
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	400	419
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,780	3,735
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	476
AstraZeneca plc	1.950%	9/18/19	390	389

AstraZeneca plc	2.375%	11/16/20	1,180	1,180
AstraZeneca plc	6.450%	9/15/37	615	803
AstraZeneca plc	4.375%	11/16/45	800	814
3 BAT International Finance plc	2.750%	6/15/20	550	553
3 BAT International Finance plc	3.250%	6/7/22	1,480	1,492
3 BAT International Finance plc	3.500%	6/15/22	235	239
3 Bayer US Finance LLC	2.375%	10/8/19	200	201
3 Bayer US Finance LLC	3.000%	10/8/21	1,980	2,006
Biogen Inc.	2.900%	9/15/20	550	560
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	905	918
Cardinal Health Inc.	1.700%	3/15/18	75	75
Cardinal Health Inc.	2.400%	11/15/19	625	629
Cardinal Health Inc.	3.200%	3/15/23	1,065	1,077
Cardinal Health Inc.	3.500%	11/15/24	580	591
Cardinal Health Inc.	4.500%	11/15/44	665	659
3 Cargill Inc.	4.307%	5/14/21	2,092	2,237
3 Cargill Inc.	6.875%	5/1/28	645	812
3 Cargill Inc.	4.760%	11/23/45	635	691
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	55	55
Catholic Health Initiatives Colorado GO	2.600%	8/1/18	255	257
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	736	641
Celgene Corp.	2.250%	5/15/19	160	161
Celgene Corp.	3.550%	8/15/22	475	488
Coca-Cola Co.	3.300%	9/1/21	300	313
Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	519
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	768	770
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	850	872
Colgate-Palmolive Co.	7.600%	5/19/25	480	619
Diageo Capital plc	2.625%	4/29/23	1,230	1,218
Diageo Investment Corp.	2.875%	5/11/22	525	534
Dignity Health California GO	2.637%	11/1/19	140	141
Dignity Health California GO	3.812%	11/1/24	300	301
Eli Lilly & Co.	3.700%	3/1/45	635	608
3 EMD Finance LLC	2.950%	3/19/22	605	607
3 EMD Finance LLC	3.250%	3/19/25	1,200	1,185
3 Forest Laboratories Inc.	4.875%	2/15/21	575	617
Gilead Sciences Inc.	2.550%	9/1/20	615	620
Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,037
Gilead Sciences Inc.	3.500%	2/1/25	560	563
Gilead Sciences Inc.	4.500%	2/1/45	825	807
Gilead Sciences Inc.	4.750%	3/1/46	195	199
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	385
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,345
3 Imperial Tobacco Finance plc	3.750%	7/21/22	1,680	1,725
3 Japan Tobacco Inc.	2.100%	7/23/18	545	546
Kaiser Foundation Hospitals	3.500%	4/1/22	560	580
Kaiser Foundation Hospitals	4.875%	4/1/42	365	408
Kraft Foods Group Inc.	2.250%	6/5/17	295	295
Kraft Heinz Foods Co.	3.000%	6/1/26	530	497
Kraft Heinz Foods Co.	5.000%	7/15/35	230	238
Kraft Heinz Foods Co.	4.375%	6/1/46	1,110	1,041
Kroger Co.	4.450%	2/1/47	1,000	980
McKesson Corp.	2.700%	12/15/22	195	193
McKesson Corp.	2.850%	3/15/23	190	187
McKesson Corp.	3.796%	3/15/24	305	316
McKesson Corp.	4.883%	3/15/44	718	741
Medtronic Inc.	1.375%	4/1/18	225	225

Medtronic Inc.	2.500%	3/15/20	935	948
Medtronic Inc.	3.150%	3/15/22	1,690	1,738
Medtronic Inc.	3.625%	3/15/24	270	280
Medtronic Inc.	3.500%	3/15/25	2,196	2,247
Medtronic Inc.	4.375%	3/15/35	249	261
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	275	271
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	405	401
Merck & Co. Inc.	2.350%	2/10/22	790	789
Merck & Co. Inc.	2.800%	5/18/23	1,175	1,180
Merck & Co. Inc.	2.750%	2/10/25	1,210	1,194
Merck & Co. Inc.	4.150%	5/18/43	760	778
Molson Coors Brewing Co.	3.500%	5/1/22	690	715
Molson Coors Brewing Co.	5.000%	5/1/42	160	169
New York & Presbyterian Hospital	4.024%	8/1/45	735	716
Novartis Capital Corp.	3.400%	5/6/24	415	428
Novartis Capital Corp.	4.400%	5/6/44	640	681
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	50	51
PepsiCo Inc.	3.125%	11/1/20	330	342
PepsiCo Inc.	2.750%	3/5/22	670	680
PepsiCo Inc.	2.375%	10/6/26	1,945	1,836
PepsiCo Inc.	4.000%	3/5/42	845	842
PepsiCo Inc.	3.450%	10/6/46	1,215	1,098
Pfizer Inc.	3.000%	6/15/23	755	769
Pfizer Inc.	3.000%	12/15/26	1,200	1,184
Philip Morris International Inc.	4.500%	3/26/20	250	267
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,090
Philip Morris International Inc.	2.500%	8/22/22	575	568
Philip Morris International Inc.	2.625%	3/6/23	1,150	1,127
Philip Morris International Inc.	4.875%	11/15/43	145	156
1 Procter & Gamble - Esop	9.360%	1/1/21	833	962
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	490	468
1 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	305	283
3 Roche Holdings Inc.	2.875%	9/29/21	850	866
3 Roche Holdings Inc.	2.375%	1/28/27	1,650	1,547
Sanofi	4.000%	3/29/21	1,130	1,199
3 Sigma Alimentos SA de CV	4.125%	5/2/26	510	499
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	980	933
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	240	221
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	865	746
The Kroger Co.	3.850%	8/1/23	270	280
The Kroger Co.	4.000%	2/1/24	540	561
The Kroger Co.	3.875%	10/15/46	785	704
The Pepsi Bottling Group Inc.	7.000%	3/1/29	500	679
Unilever Capital Corp.	4.250%	2/10/21	2,805	3,002

Energy (1.6%)
3 BG Energy Capital plc	4.000%	10/15/21	555	585
BP Capital Markets plc	1.846%	5/5/17	650	650
BP Capital Markets plc	4.750%	3/10/19	795	838

BP Capital Markets plc	2.315%	2/13/20	160	161
BP Capital Markets plc	4.500%	10/1/20	400	430
BP Capital Markets plc	3.062%	3/17/22	1,100	1,114
BP Capital Markets plc	3.245%	5/6/22	650	664
BP Capital Markets plc	2.500%	11/6/22	500	490
BP Capital Markets plc	3.994%	9/26/23	420	439
BP Capital Markets plc	3.814%	2/10/24	1,700	1,761
BP Capital Markets plc	3.506%	3/17/25	1,280	1,286
Chevron Corp.	3.191%	6/24/23	1,235	1,265
ConocoPhillips	5.200%	5/15/18	1,500	1,558
ConocoPhillips	5.750%	2/1/19	200	214
ConocoPhillips	6.000%	1/15/20	95	105
ConocoPhillips Co.	2.875%	11/15/21	686	695
ConocoPhillips Co.	3.350%	11/15/24	1,040	1,051
ConocoPhillips Co.	3.350%	5/15/25	245	246
ConocoPhillips Co.	4.950%	3/15/26	115	128
ConocoPhillips Co.	4.300%	11/15/44	1,570	1,565
Devon Energy Corp.	3.250%	5/15/22	495	489
Dominion Gas Holdings LLC	3.550%	11/1/23	470	478
EOG Resources Inc.	5.625%	6/1/19	425	457
Exxon Mobil Corp.	2.222%	3/1/21	380	380
Exxon Mobil Corp.	2.726%	3/1/23	320	321
Exxon Mobil Corp.	3.043%	3/1/26	225	225
Exxon Mobil Corp.	4.114%	3/1/46	320	328
Halliburton Co.	3.500%	8/1/23	1,980	2,013
Noble Energy Inc.	4.150%	12/15/21	425	446
Occidental Petroleum Corp.	4.100%	2/1/21	1,120	1,185
Occidental Petroleum Corp.	2.700%	2/15/23	250	247
Occidental Petroleum Corp.	3.400%	4/15/26	790	788
Occidental Petroleum Corp.	4.400%	4/15/46	625	632
Phillips 66	4.875%	11/15/44	280	281
3 Schlumberger Holdings Corp.	3.000%	12/21/20	800	818
3 Schlumberger Investment SA	2.400%	8/1/22	630	612
Schlumberger Investment SA	3.650%	12/1/23	1,120	1,164
Shell International Finance BV	4.375%	3/25/20	800	853
Shell International Finance BV	2.250%	11/10/20	1,600	1,601
Shell International Finance BV	2.875%	5/10/26	445	433
Shell International Finance BV	4.125%	5/11/35	930	934
Shell International Finance BV	5.500%	3/25/40	345	403
Shell International Finance BV	4.375%	5/11/45	2,500	2,534
Suncor Energy Inc.	6.100%	6/1/18	400	421
Suncor Energy Inc.	5.950%	12/1/34	500	588
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,225	1,288
Total Capital International SA	1.550%	6/28/17	1,365	1,365
Total Capital International SA	2.700%	1/25/23	885	876
Total Capital International SA	3.750%	4/10/24	1,400	1,455
Total Capital SA	2.125%	8/10/18	850	855
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,279
TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,393
1 Transcanada Trust	5.300%	3/15/77	635	630

Other Industrial (0.0%)
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	690	711

Technology (1.2%)
Apple Inc.	2.850%	5/6/21	1,100	1,126
Apple Inc.	3.000%	2/9/24	620	625

Apple Inc.	3.450%	5/6/24	1,000	1,035
Apple Inc.	3.250%	2/23/26	1,020	1,031
Apple Inc.	2.450%	8/4/26	1,170	1,105
Apple Inc.	3.350%	2/9/27	1,545	1,558
Apple Inc.	3.850%	5/4/43	430	411
Apple Inc.	4.450%	5/6/44	120	124
Apple Inc.	3.850%	8/4/46	985	930
Applied Materials Inc.	3.300%	4/1/27	875	878
3 Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	1,485	1,494
Cisco Systems Inc.	4.450%	1/15/20	605	648
Cisco Systems Inc.	2.900%	3/4/21	320	328
Cisco Systems Inc.	2.500%	9/20/26	431	408
Intel Corp.	4.100%	5/19/46	1,360	1,353
International Business Machines Corp.	3.375%	8/1/23	1,750	1,816
International Business Machines Corp.	5.875%	11/29/32	1,010	1,282
Microsoft Corp.	2.375%	2/12/22	635	637
Microsoft Corp.	3.625%	12/15/23	500	527
Microsoft Corp.	2.875%	2/6/24	1,385	1,389
Microsoft Corp.	2.700%	2/12/25	760	747
Microsoft Corp.	3.125%	11/3/25	845	853
Microsoft Corp.	2.400%	8/8/26	1,890	1,787
Microsoft Corp.	3.500%	2/12/35	605	580
Microsoft Corp.	3.450%	8/8/36	1,725	1,638
Microsoft Corp.	4.100%	2/6/37	1,225	1,260
Microsoft Corp.	4.450%	11/3/45	380	400
Microsoft Corp.	3.700%	8/8/46	1,615	1,516
Microsoft Corp.	4.250%	2/6/47	2,500	2,551
Oracle Corp.	2.800%	7/8/21	375	383
Oracle Corp.	2.500%	5/15/22	1,210	1,206
Oracle Corp.	2.950%	5/15/25	355	350

Transportation (0.5%)
Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	572
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,725
Burlington Northern Santa Fe LLC	3.250%	6/15/27	335	337
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	709	778
3 ERAC USA Finance LLC	2.350%	10/15/19	610	611
3 ERAC USA Finance LLC	4.500%	8/16/21	325	346
3 ERAC USA Finance LLC	3.300%	10/15/22	40	40
3 ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,452
1 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	794	879
FedEx Corp.	2.700%	4/15/23	255	251
FedEx Corp.	4.900%	1/15/34	230	247
FedEx Corp.	3.875%	8/1/42	120	110
FedEx Corp.	4.100%	4/15/43	500	467
FedEx Corp.	5.100%	1/15/44	340	365
FedEx Corp.	4.550%	4/1/46	415	415
Kansas City Southern	4.950%	8/15/45	905	915
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,511
1 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	357	393
United Parcel Service Inc.	2.450%	10/1/22	425	426
United Parcel Service Inc.	4.875%	11/15/40	460	518
				294,035

Utilities (2.1%)
Electric (2.0%)
Alabama Power Co.	3.750%	3/1/45	630	591
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,196
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,190	1,482
Berkshire Hathaway Energy Co.	6.500%	9/15/37	575	748
Commonwealth Edison Co.	4.350%	11/15/45	220	230
Connecticut Light & Power Co.	5.650%	5/1/18	465	485
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,042
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,365	1,450
Delmarva Power & Light Co.	3.500%	11/15/23	305	316
4 Dominion Resources Inc.	2.962%	7/1/19	495	502
Dominion Resources Inc.	5.200%	8/15/19	750	801
Dominion Resources Inc.	3.625%	12/1/24	1,515	1,524
DTE Energy Co.	3.800%	3/15/27	250	254
Duke Energy Carolinas LLC	5.250%	1/15/18	275	283
Duke Energy Carolinas LLC	5.100%	4/15/18	590	611
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,151
Duke Energy Carolinas LLC	6.100%	6/1/37	391	487
Duke Energy Corp.	2.650%	9/1/26	315	292
Duke Energy Corp.	4.800%	12/15/45	1,200	1,266
Duke Energy Corp.	3.750%	9/1/46	265	238
Duke Energy Florida LLC	6.350%	9/15/37	200	263
Duke Energy Progress LLC	6.300%	4/1/38	365	471
Duke Energy Progress LLC	4.200%	8/15/45	845	861
Eversource Energy	4.500%	11/15/19	90	95
Eversource Energy	3.150%	1/15/25	110	109
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,192
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,140
Florida Power & Light Co.	5.950%	2/1/38	785	1,002
3 Fortis Inc.	3.055%	10/4/26	1,195	1,123
Georgia Power Co.	5.400%	6/1/18	1,165	1,212
Georgia Power Co.	3.250%	3/30/27	850	824
Georgia Power Co.	5.950%	2/1/39	218	254
Georgia Power Co.	5.400%	6/1/40	1,163	1,298
Georgia Power Co.	4.750%	9/1/40	168	176
Georgia Power Co.	4.300%	3/15/42	950	915
Great Plains Energy Inc.	3.150%	4/1/22	325	328
Great Plains Energy Inc.	3.900%	4/1/27	270	271
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,548
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	415	416
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	1,040	1,024
Northern States Power Co.	6.250%	6/1/36	2,000	2,582
Pacific Gas & Electric Co.	4.250%	5/15/21	300	319
Pacific Gas & Electric Co.	3.850%	11/15/23	450	473
Pacific Gas & Electric Co.	3.750%	2/15/24	305	319
Pacific Gas & Electric Co.	5.125%	11/15/43	285	327
PacifiCorp	6.250%	10/15/37	2,000	2,580
PECO Energy Co.	5.350%	3/1/18	565	584
Potomac Electric Power Co.	6.500%	11/15/37	750	995
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	1,977
San Diego Gas & Electric Co.	6.000%	6/1/26	600	723
Sierra Pacific Power Co.	3.375%	8/15/23	850	870
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,140	1,336

	South Carolina Electric & Gas Co.	5.450%	2/1/41	35	40
	South Carolina Electric & Gas Co.	4.350%	2/1/42	165	164
	South Carolina Electric & Gas Co.	4.100%	6/15/46	525	515
	South Carolina Electric & Gas Co.	5.100%	6/1/65	715	740
	Southern California Edison Co.	2.400%	2/1/22	170	169
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,245
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,692
	Southern California Edison Co.	3.600%	2/1/45	141	133
	Southern Co.	2.450%	9/1/18	225	227
	Southern Co.	2.950%	7/1/23	1,280	1,246
	Virginia Electric & Power Co.	2.750%	3/15/23	690	685
	Virginia Electric & Power Co.	3.500%	3/15/27	435	443
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	847

	Natural Gas (0.1%)
3	KeySpan Gas East Corp.	2.742%	8/15/26	670	640
	Nisource Finance Corp.	5.250%	2/15/43	390	431
	NiSource Finance Corp.	4.800%	2/15/44	1,355	1,425
	Sempra Energy	2.875%	10/1/22	750	747
	Southern California Gas Co.	2.600%	6/15/26	820	791
					55,736
Total Corporate Bonds (Cost $559,815)					577,657
Sovereign Bonds (1.5%)
3	CDP Financial Inc.	4.400%	11/25/19	1,000	1,061
3	Electricite de France SA	4.600%	1/27/20	1,200	1,272
3	Electricite de France SA	4.875%	1/22/44	50	50
3	Electricite de France SA	4.950%	10/13/45	400	406
1,3	Electricite de France SA	5.250%	1/29/49	235	231
	Export-Import Bank of Korea	1.750%	5/26/19	2,000	1,989
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,000	2,444
5	Japan Bank for International Cooperation	2.250%	2/24/20	1,190	1,191
6	Japan Treasury Discount Bill	0.000%	4/10/17	250,000	2,245
6	Japan Treasury Discount Bill	0.000%	4/17/17	240,000	2,156
6	Japan Treasury Discount Bill	0.000%	5/22/17	250,000	2,246
6	Japan Treasury Discount Bill	0.000%	5/29/17	250,000	2,257
3	Kingdom of Saudi Arabia	2.375%	10/26/21	850	835
	Korea Development Bank	2.875%	8/22/18	505	512
	Korea Development Bank	2.500%	3/11/20	2,000	2,006
	Petroleos Mexicanos	5.500%	2/4/19	330	346
	Province of Ontario	2.500%	4/27/26	2,150	2,083
	Province of Quebec	2.500%	4/20/26	3,820	3,721
3	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	1,615	1,607
3	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	1,615	1,574
3	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,305	1,319
	Statoil ASA	2.250%	11/8/19	580	583
	Statoil ASA	2.900%	11/8/20	1,410	1,439
	Statoil ASA	2.750%	11/10/21	850	856
	Statoil ASA	2.450%	1/17/23	382	375
	Statoil ASA	2.650%	1/15/24	360	352
	Statoil ASA	3.700%	3/1/24	640	665
	Statoil ASA	3.250%	11/10/24	795	803
3	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,108
	United Mexican States	3.500%	1/21/21	342	355

United Mexican States	4.150%	3/28/27	1,021	1,039
United Mexican States	4.750%	3/8/44	170	165
Total Sovereign Bonds (Cost $38,515)				39,291
Taxable Municipal Bonds (1.7%)
Atlanta GA Downtown Development
Authority Revenue	6.875%	2/1/21	245	274
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	685	935
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,025	1,475
California GO	5.700%	11/1/21	265	301
California GO	7.550%	4/1/39	1,170	1,714
California GO	7.300%	10/1/39	300	421
California GO	7.350%	11/1/39	2,000	2,825
California GO	7.625%	3/1/40	90	131
California GO	7.600%	11/1/40	920	1,372
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	215	257
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	530	591
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	425	558
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	1,560	1,944
Chicago Transit Authority	6.899%	12/1/40	695	866
Commonwealth Financing Authority	4.144%	6/1/38	635	615
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	969
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	1,346	1,531
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	1,015	1,184
Houston TX GO	6.290%	3/1/32	560	660
Illinois Finance Authority	4.545%	10/1/18	810	839
Illinois GO	5.100%	6/1/33	1,600	1,458
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	946
7 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	2,000	2,294
Los Angeles CA Community College District
GO	6.750%	8/1/49	405	588
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,718
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	545	679
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,243
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	590
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	838
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	115	127
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	80	103
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	150	202
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	473
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	445	564

	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	1,555	2,169
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	655	825
	Oregon GO	5.902%	8/1/38	490	615
7	Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,330
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	325	389
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	265	333
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	1,300	1,357
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	640	703
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	305	390
	University of California	3.931%	5/15/45	570	564
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	295	382
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	900	1,170
	University of California Revenue	4.601%	5/15/31	590	648
	University of California Revenue	5.770%	5/15/43	1,010	1,238
	University of California Revenue	4.765%	5/15/44	145	151
Total Taxable Municipal Bonds (Cost $39,902)					44,549
				Shares
Temporary Cash Investments (3.1%)
Money Market Fund (0.6%)
8,9	Vanguard Market Liquidity Fund	0.965%		161	16,104

				Face
				Amount
				($000)
Commercial Paper (0.7%)
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New
	York Branch)	0.920%	4/10/17	3,000	2,999
10	BK Nederlandse Gemeenten	0.970%	4/20/17	6,000	5,997
	BNP Paribas (New York Branch)	0.910%	4/5/17	3,000	3,000
10	BPCE SA	0.920%	5/8/17	2,000	1,998
10 DNB Bank ASA		0.920%	4/21/17	3,000	2,998
10 Societe Generale SA		0.870%	4/10/17	2,000	1,999
					18,991
Repurchase Agreement (1.8%)
	RBS Securities, Inc.
	(Dated 3/31/17, Repurchase Value
	$47,603,000 collateralized by U.S.
	Treasury Note/Bond, 0.625%, 4/30/18,
	with a value of $48,428,000)	0.780%	4/3/17	47,600	47,600
Total Temporary Cash Investments (Cost $82,695)					82,695
Total Investments (100.1%) (Cost $2,166,627)					2,636,997
Conventional Mortgage-Backed Securities—Sale Commitments (Net) (0.0%)
1,2,12 Freddie Mac Gold Pool		3.000%	4/1/45-4/1/47	(35)	(24)
Total Conventional Mortgage-Backed Securities—Sale Commitments (Net Proceeds ($114))					(24)
Other Asset and Liabilities-Net (-0.1%)11					(2,023)
Net Assets (100%)					2,634,950

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,667,000.
* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate value of these securities was $126,714,000, representing 4.8% of net assets.
4 Adjustable-rate security.
5 Guaranteed by the Government of Japan.
6 Face amount denominated in Japanese yen.
7 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
9 Includes $16,098,000 of collateral received for securities on loan.
10 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March
31, 2017, the aggregate value of these securities was $12,992,000, representing 0.5% of net assets.
11 Cash of $231,000 has been segregated as initial margin for open futures contracts.
12 Represents the net TBA purchases, long positions, and sale commitments in the same issuer and coupon.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Other Assets and Liabilities in the Schedule of Investments.

E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,520,320	189,245	—
U.S. Government and Agency Obligations	—	150,371	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	32,189	680
Corporate Bonds	—	577,657	—
Sovereign Bonds	—	39,291	—
Taxable Municipal Bonds	—	44,549	—
Temporary Cash Investments	16,104	66,591	—
Conventional Mortgage-Backed Securities—Sale
Commitments (Net)	—	(24)	—
Futures Contracts—Liabilities[1]	(36)	—	—

Forward Currency Contracts—Liabilities	—	(207)	—
Total	1,536,388	1,099,662	680
1 Represents variation margin on the last day of the
reporting period.

G. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement
		Long	Value	Unrealized
		(Short)	Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury
Note	June 2017	(78)	(16,883)	(17)
10-Year U.S. Treasury
Note	June 2017	(100)	(12,456)	(26)
5-Year U.S. Treasury	June 2017	(51)	(6,004)	(13)
Note

				(56)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

I. At March 31, 2017, the cost of investment securities for tax purposes was $2,167,543,000. Net unrealized appreciation of investment securities for tax purposes was $469,430,000, consisting of unrealized gains of $492,243,000 on securities that had risen in value since their purchase and $22,813,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments (unaudited)

As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (92.8%)
Consumer Discretionary (7.1%)
Ross Stores Inc.	175,100	11,534
Sony Corp. ADR	337,200	11,374
TJX Cos. Inc.	133,000	10,518
L Brands Inc.	205,700	9,688
Walt Disney Co.	85,100	9,650
Carnival Corp.	140,800	8,295
Royal Caribbean Cruises Ltd.	55,100	5,406
* Amazon.com Inc.	3,500	3,103
Whirlpool Corp.	9,800	1,679
Bed Bath & Beyond Inc.	41,700	1,645
Comcast Corp. Class A	27,200	1,022
VF Corp.	13,500	742
		74,656
Consumer Staples (0.3%)
CVS Health Corp.	29,700	2,331
Tyson Foods Inc. Class A	16,100	994
		3,325
Energy (1.1%)
EOG Resources Inc.	41,700	4,068
Schlumberger Ltd.	45,700	3,569
* Transocean Ltd.	169,200	2,107
Noble Energy Inc.	43,000	1,477
Exxon Mobil Corp.	11,200	918
		12,139
Financials (6.7%)
JPMorgan Chase & Co.	218,700	19,211
Charles Schwab Corp.	414,600	16,920
Wells Fargo & Co.	224,700	12,507
Marsh & McLennan Cos. Inc.	138,400	10,226
Progressive Corp.	100,200	3,926
US Bancorp	66,400	3,420
Discover Financial Services	29,700	2,031
CME Group Inc.	16,500	1,960
American Express Co.	7,800	617
		70,818
Health Care (22.6%)
Eli Lilly & Co.	578,400	48,649
* Biogen Inc.	156,200	42,708
Amgen Inc.	255,971	41,997
Roche Holding AG	109,900	28,105
Novartis AG ADR	246,250	18,289
* Boston Scientific Corp.	544,502	13,542
AstraZeneca plc ADR	358,700	11,170
Medtronic plc	131,100	10,562
Thermo Fisher Scientific Inc.	49,700	7,634
Abbott Laboratories	123,300	5,476
* Bioverativ Inc.	78,100	4,253

Johnson & Johnson	19,100	2,379
Sanofi ADR	36,800	1,665
GlaxoSmithKline plc ADR	25,100	1,058
Merck & Co. Inc.	15,800	1,004
AbbVie Inc.	14,000	912
		239,403
Industrials (16.6%)
FedEx Corp.	192,500	37,566
Southwest Airlines Co.	682,750	36,705
Airbus SE	227,700	17,365
American Airlines Group Inc.	351,700	14,877
Alaska Air Group Inc.	100,700	9,286
Honeywell International Inc.	69,600	8,691
* United Continental Holdings Inc.	117,900	8,328
Caterpillar Inc.	89,400	8,293
Delta Air Lines Inc.	144,900	6,660
Deere & Co.	59,500	6,477
Union Pacific Corp.	48,100	5,095
United Parcel Service Inc. Class B	43,550	4,673
Boeing Co.	16,800	2,971
United Technologies Corp.	22,600	2,536
CSX Corp.	42,500	1,978
Pentair plc	28,300	1,777
Safran SA	18,900	1,411
Textron Inc.	20,700	985
		175,674
Information Technology (36.1%)
Texas Instruments Inc.	578,300	46,588
* Adobe Systems Inc.	355,700	46,287
Microsoft Corp.	685,100	45,121
* Alphabet Inc. Class C	29,170	24,198
NVIDIA Corp.	218,950	23,850
* Alphabet Inc. Class A	27,500	23,315
* Micron Technology Inc.	654,800	18,924
* Alibaba Group Holding Ltd. ADR	166,400	17,943
Hewlett Packard Enterprise Co.	586,250	13,894
Intel Corp.	376,500	13,580
KLA-Tencor Corp.	137,300	13,053
HP Inc.	618,550	11,060
NetApp Inc.	255,400	10,689
QUALCOMM Inc.	182,000	10,436
Intuit Inc.	86,500	10,033
Cisco Systems Inc.	291,400	9,849
Oracle Corp.	141,300	6,303
Activision Blizzard Inc.	116,000	5,784
^ Telefonaktiebolaget LM Ericsson ADR	717,500	4,764
Plantronics Inc.	71,650	3,877
Analog Devices Inc.	42,400	3,475
Visa Inc. Class A	35,400	3,146
Corning Inc.	98,350	2,655
* Dell Technologies Inc. Class V	37,974	2,433
* BlackBerry Ltd.	195,800	1,517
Apple Inc.	9,500	1,365
* PayPal Holdings Inc.	31,700	1,364
* Yahoo! Inc.	26,600	1,235
Mastercard Inc. Class A	9,800	1,102

* Entegris Inc.		46,900	1,097
* eBay Inc.		31,700	1,064
* salesforce.com Inc.		12,700	1,048
			381,049
Materials (1.4%)
Monsanto Co.		115,400	13,063
Praxair Inc.		17,400	2,064
			15,127
Telecommunication Services (0.9%)
AT&T Inc.		217,508	9,037
Total Common Stocks (Cost $594,331)			981,228
	Coupon
Temporary Cash Investment (8.6%)
Money Market Fund (8.6%)
1,2 Vanguard Market Liquidity Fund (Cost
$90,869)	0.965%	908,562	90,874
Total Investments (101.4%) (Cost $685,200)			1,072,102
Other Asset and Liabilities-Net (-1.4%)2			(15,299)
Net Assets (100%)			1,056,803

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,470,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $2,604,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	934,347	46,881	—
Temporary Cash Investments	90,874	—	—
Total	1,025,221	46,881	—

D. At March 31, 2017, the cost of investment securities for tax purposes was $685,200,000. Net unrealized appreciation of investment securities for tax purposes was $386,902,000, consisting of unrealized gains of $402,733,000 on securities that had risen in value since their purchase and $15,831,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments (unaudited)

As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)
Consumer Discretionary (8.1%)
Twenty-First Century Fox Inc. Class A	868,400	28,128
Carnival Corp.	356,500	21,001
Target Corp.	286,000	15,784
Lowe's Cos. Inc.	162,200	13,335
Ford Motor Co.	870,900	10,137
Adient plc	69,941	5,083
		93,468
Consumer Staples (13.6%)
Philip Morris International Inc.	400,600	45,228
Imperial Brands plc ADR	778,600	38,463
Altria Group Inc.	526,100	37,574
CVS Health Corp.	450,000	35,325
		156,590
Energy (10.3%)
ConocoPhillips	746,544	37,230
Phillips 66	305,572	24,207
Occidental Petroleum Corp.	379,700	24,058
BP plc ADR	614,700	21,220
Chevron Corp.	114,000	12,240
		118,955
Financials (15.6%)
Wells Fargo & Co.	780,800	43,459
JPMorgan Chase & Co.	421,450	37,020
American Express Co.	406,200	32,134
Bank of America Corp.	1,277,046	30,126
Citigroup Inc.	366,030	21,896
Navient Corp.	584,400	8,626
* SLM Corp.	584,400	7,071
		180,332
Health Care (25.0%)
Cardinal Health Inc.	479,100	39,070
Sanofi ADR	842,700	38,132
Medtronic plc	453,100	36,502
Johnson & Johnson	291,600	36,319
Anthem Inc.	195,600	32,348
Pfizer Inc.	940,714	32,182
* Express Scripts Holding Co.	485,100	31,973
Teva Pharmaceutical Industries Ltd. ADR	786,900	25,252
Merck & Co. Inc.	253,000	16,076
		287,854
Industrials (9.9%)
United Technologies Corp.	332,900	37,355
Johnson Controls International plc	803,812	33,856
Honeywell International Inc.	183,800	22,951
General Dynamics Corp.	103,200	19,319
		113,481

Information Technology (8.8%)
Oracle Corp.		860,400	38,382
QUALCOMM Inc.		570,200	32,695
Microsoft Corp.		464,800	30,612
			101,689
Materials (4.0%)
Air Products & Chemicals Inc.		248,400	33,606
EI du Pont de Nemours & Co.		153,800	12,355
			45,961
Telecommunication Services (4.0%)
Verizon Communications Inc.		702,560	34,250
AT&T Inc.		294,627	12,241
			46,491
Total Common Stocks (Cost $1,002,244)			1,144,821

	Coupon
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
1 Vanguard Market Liquidity Fund (Cost $8,382)	0.965%	83,811	8,383
Total Investments (100.0%) (Cost $1,010,626)			1,153,204
Other Asset and Liabilities-Net (0.0%)			(348)
Net Assets (100%)			1,152,856

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2017, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2017, the cost of investment securities for tax purposes was $1,010,626,000. Net unrealized appreciation of investment securities for tax purposes was $142,578,000, consisting of unrealized gains of $232,502,000 on securities that had risen in value since their purchase and $89,924,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Income Portfolio

Schedule of Investments (unaudited)
As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (95.5%)1
Consumer Discretionary (4.9%)
Home Depot Inc.	106,000	15,564
McDonald's Corp.	82,302	10,667
VF Corp.	150,770	8,288
General Motors Co.	112,685	3,985
Best Buy Co. Inc.	57,913	2,846
Darden Restaurants Inc.	33,537	2,806
L Brands Inc.	51,600	2,430
Regal Entertainment Group Class A	93,990	2,122
Tailored Brands Inc.	140,519	2,099
Carnival Corp.	33,149	1,953
International Game Technology plc	72,432	1,717
Tupperware Brands Corp.	21,133	1,326
Coach Inc.	22,509	930
Ford Motor Co.	59,092	688
Ralph Lauren Corp. Class A	8,426	688
Hasbro Inc.	5,203	519
Chico's FAS Inc.	29,826	424
Meredith Corp.	4,215	272
		59,324
Consumer Staples (12.3%)
Philip Morris International Inc.	322,756	36,439
PepsiCo Inc.	130,736	14,624
Coca-Cola Co.	308,011	13,072
Unilever NV	262,300	13,031
Procter & Gamble Co.	142,114	12,769
British American Tobacco plc	178,254	11,827
Kraft Heinz Co.	118,146	10,729
Wal-Mart Stores Inc.	137,908	9,940
Altria Group Inc.	122,304	8,735
Diageo plc ADR	43,040	4,974
Conagra Brands Inc.	71,045	2,866
Bunge Ltd.	30,628	2,428
Nu Skin Enterprises Inc. Class A	41,502	2,305
Universal Corp.	30,403	2,151
Kellogg Co.	13,495	980
Reynolds American Inc.	1,321	83
		146,953
Energy (9.6%)
Exxon Mobil Corp.	294,949	24,189
Chevron Corp.	211,839	22,745
Suncor Energy Inc.	466,600	14,348
^ TransCanada Corp.	195,100	9,003
Occidental Petroleum Corp.	140,691	8,914
Canadian Natural Resources Ltd.	268,990	8,820
Phillips 66	98,700	7,819
Valero Energy Corp.	51,331	3,403
ConocoPhillips	57,752	2,880

ONEOK Inc.	46,510	2,578
Cosan Ltd.	264,830	2,262
Kinder Morgan Inc.	100,457	2,184
Enbridge Inc.	46,600	1,950
Archrock Inc.	157,205	1,949
Williams Cos. Inc.	49,902	1,477
Delek US Holdings Inc.	25,603	621
Marathon Petroleum Corp.	8,343	422
		115,564
Financials (16.6%)
JPMorgan Chase & Co.	489,979	43,040
Wells Fargo & Co.	678,510	37,766
Marsh & McLennan Cos. Inc.	259,100	19,145
PNC Financial Services Group Inc.	106,990	12,864
MetLife Inc.	221,420	11,695
BlackRock Inc.	29,370	11,264
Chubb Ltd.	79,302	10,805
Principal Financial Group Inc.	144,011	9,089
M&T Bank Corp.	50,100	7,752
Thomson Reuters Corp.	153,490	6,635
US Bancorp	114,840	5,914
Prudential Financial Inc.	38,648	4,123
Aflac Inc.	45,934	3,327
Ameriprise Financial Inc.	23,207	3,009
Regions Financial Corp.	198,224	2,880
Fifth Third Bancorp	101,478	2,578
Navient Corp.	151,342	2,234
LPL Financial Holdings Inc.	34,737	1,384
Travelers Cos. Inc.	9,775	1,178
SunTrust Banks Inc.	21,139	1,169
AmTrust Financial Services Inc.	26,030	480
CME Group Inc.	2,921	347
FNF Group	2,171	85
CNA Financial Corp.	1,815	80
		198,843
Health Care (13.0%)
Johnson & Johnson	303,865	37,846
Merck & Co. Inc.	407,394	25,886
Pfizer Inc.	696,192	23,817
Eli Lilly & Co.	171,522	14,427
Bristol-Myers Squibb Co.	201,500	10,958
Cardinal Health Inc.	109,600	8,938
Novartis AG	117,627	8,735
Roche Holding AG	30,803	7,877
Amgen Inc.	41,855	6,867
AbbVie Inc.	82,076	5,348
Abbott Laboratories	87,600	3,890
Gilead Sciences Inc.	21,070	1,431
Owens & Minor Inc.	3,931	136
		156,156
Industrials (11.1%)
General Electric Co.	974,269	29,033
Eaton Corp. plc	182,870	13,560
Union Pacific Corp.	124,330	13,169

3M Co.	67,696	12,952
Honeywell International Inc.	83,910	10,478
United Technologies Corp.	63,800	7,159
Raytheon Co.	45,350	6,916
Boeing Co.	36,168	6,397
Lockheed Martin Corp.	20,369	5,451
Caterpillar Inc.	54,818	5,085
United Parcel Service Inc. Class B	37,121	3,983
Emerson Electric Co.	52,954	3,170
Copa Holdings SA Class A	21,264	2,387
General Cable Corp.	122,562	2,200
Greenbrier Cos. Inc.	46,111	1,987
West Corp.	61,430	1,500
Brady Corp. Class A	36,570	1,413
^ American Railcar Industries Inc.	28,814	1,184
Ryder System Inc.	15,257	1,151
Applied Industrial Technologies Inc.	16,112	996
Norfolk Southern Corp.	8,654	969
Aircastle Ltd.	39,609	956
Knoll Inc.	19,642	468
		132,564
Information Technology (13.6%)
Microsoft Corp.	821,856	54,127
Cisco Systems Inc.	864,466	29,219
Intel Corp.	592,834	21,384
Analog Devices Inc.	171,879	14,085
QUALCOMM Inc.	142,076	8,147
International Business Machines Corp.	45,173	7,866
Maxim Integrated Products Inc.	146,260	6,576
Texas Instruments Inc.	69,797	5,623
KLA-Tencor Corp.	30,337	2,884
HP Inc.	159,150	2,846
Seagate Technology plc	57,570	2,644
Brooks Automation Inc.	103,747	2,324
Science Applications International Corp.	25,227	1,877
ManTech International Corp. Class A	54,164	1,876
Computer Sciences Corp.	14,678	1,013
		162,491
Materials (3.1%)
Dow Chemical Co.	230,099	14,620
International Paper Co.	145,980	7,413
LyondellBasell Industries NV Class A	36,698	3,346
Huntsman Corp.	103,544	2,541
Steel Dynamics Inc.	63,566	2,210
Greif Inc. Class A	39,407	2,171
Rayonier Advanced Materials Inc.	149,345	2,009
Innophos Holdings Inc.	19,107	1,031
WestRock Co.	18,256	950
EI du Pont de Nemours & Co.	9,224	741
		37,032

Other (0.8%)
2 Vanguard High Dividend Yield ETF	119,332	9,266

Telecommunication Services (3.4%)
Verizon Communications Inc.	384,841	18,761
AT&T Inc.	314,200	13,055
BCE Inc.	183,480	8,124
Windstream Holdings Inc.	77,491	422
		40,362
Utilities (7.1%)
Dominion Resources Inc.	180,860	14,029
NextEra Energy Inc.	70,048	8,992
Eversource Energy	146,010	8,583
Sempra Energy	68,820	7,605
Xcel Energy Inc.	153,140	6,807
Duke Energy Corp.	61,149	5,015
UGI Corp.	98,166	4,850
PG&E Corp.	51,889	3,443
Edison International	42,068	3,349
CenterPoint Energy Inc.	98,235	2,708
FirstEnergy Corp.	85,020	2,705
Southwest Gas Holdings Inc.	28,284	2,345
National Fuel Gas Co.	38,695	2,307
MDU Resources Group Inc.	83,802	2,294
AES Corp.	203,807	2,279
Entergy Corp.	27,673	2,102
Exelon Corp.	37,936	1,365
Atlantica Yield plc	50,709	1,063
ONE Gas Inc.	12,175	823
Hawaiian Electric Industries Inc.	12,558	418
NRG Energy Inc.	18,211	341
PPL Corp.	8,562	320
Otter Tail Corp.	7,497	284
South Jersey Industries Inc.	7,835	279
Great Plains Energy Inc.	4,309	126
OGE Energy Corp.	2,696	94
		84,526
Total Common Stocks (Cost $911,507)		1,143,081

		Coupon
Temporary Cash Investments (5.1%)1
Money Market Fund (2.7%)
3,4 Vanguard Market Liquidity Fund		0.965%		320,072	32,013

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (2.2%)
	BNP Paribas Securities Corp.
	(Dated 3/31/17, Repurchase Value
	$26,002,000 collateralized by Federal
	Home Loan Mortgage Corp. 2.174%-
	4.500%, 3/1/39-2/1/47, Federal National
	Mortgage Assn. 2.267%-7.500%, 9/1/26-
	3/1/46, and Government National Mortgage
	Assn. 2.125%-3.000%, 3/20/25-12/20/43,
	with a value of $26,520,000)	0.800%	4/3/17	26,000	26,000

U.S. Government and Agency Obligations (0.2%)
5	United States Treasury Bill	0.564%–0.579%	5/4/17	600	600
5	United States Treasury Bill	0.574%	5/11/17	1,500	1,499
5	United States Treasury Bill	0.597%	5/25/17	500	499
					2,598
Total Temporary Cash Investments (Cost $60,609)					60,611
Total Investments (100.6%) (Cost $972,116)					1,203,692
Other Assets and Liabilities-Net (-0.6%)4					(6,962)
Net Assets (100%)					1,196,730

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,155,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.9% and 2.7%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $6,527,000 of collateral received for securities on loan.
5 Securities with a value of $1,449,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,114,642	28,439	—
Temporary Cash Investments	32,013	28,598	—
Futures Contracts—Liabilities[1]	(64)	—	—
Total	1,146,591	57,037	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

			Aggregate	Unrealized
		Number of Long )	Settlement Value	Appreciation
Futures Contracts	Expiration	(Short Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	238	28,074	(107)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At March 31, 2017, the cost of investment securities for tax purposes was $972,116,000. Net unrealized appreciation of investment securities for tax purposes was $231,576,000, consisting of unrealized gains of $247,816,000 on securities that had risen in value since their purchase and $16,240,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments (unaudited)

As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (95.0%)1
Consumer Discretionary (14.8%)
* Amazon.com Inc.	10,599	9,396
Home Depot Inc.	60,592	8,897
* Liberty Interactive Corp. QVC Group Class A	338,079	6,768
* Liberty Global plc	136,601	4,787
* TripAdvisor Inc.	106,291	4,588
* O'Reilly Automotive Inc.	16,538	4,463
* Netflix Inc.	26,771	3,957
Starbucks Corp.	60,203	3,515
Dollar General Corp.	48,816	3,404
* Priceline Group Inc.	1,542	2,745
NIKE Inc. Class B	48,996	2,731
Ross Stores Inc.	28,829	1,899
Hilton Worldwide Holdings Inc.	30,159	1,763
* AutoZone Inc.	2,072	1,498
Las Vegas Sands Corp.	25,538	1,457
* Liberty Global plc Class A	36,429	1,307
* Chipotle Mexican Grill Inc. Class A	2,730	1,216
* Under Armour Inc.	62,533	1,144
Lennar Corp. Class A	22,311	1,142
		66,677
Consumer Staples (3.4%)
* Monster Beverage Corp.	92,198	4,257
Estee Lauder Cos. Inc. Class A	32,819	2,783
Constellation Brands Inc. Class A	15,520	2,515
Walgreens Boots Alliance Inc.	28,340	2,354
Kroger Co.	71,230	2,100
PepsiCo Inc.	11,522	1,289
		15,298
Energy (0.2%)
Schlumberger Ltd.	11,220	876

Financials (6.1%)
Intercontinental Exchange Inc.	179,317	10,736
Charles Schwab Corp.	122,562	5,002
Marsh & McLennan Cos. Inc.	32,456	2,398
* Markel Corp.	2,372	2,315
MarketAxess Holdings Inc.	9,013	1,690
MSCI Inc. Class A	17,197	1,671
Affiliated Managers Group Inc.	8,880	1,456
TD Ameritrade Holding Corp.	28,500	1,107
Bank of America Corp.	40,230	949
		27,324
Health Care (14.6%)
* Celgene Corp.	94,649	11,777
Allergan plc	36,377	8,691
* Biogen Inc.	31,089	8,500
* Quintiles IMS Holdings Inc.	74,046	5,963
Bristol-Myers Squibb Co.	109,193	5,938

UnitedHealth Group Inc.	32,745	5,371
Dentsply Sirona Inc.	78,755	4,918
* Edwards Lifesciences Corp.	30,425	2,862
Zoetis Inc.	41,470	2,213
Thermo Fisher Scientific Inc.	12,000	1,843
Danaher Corp.	18,510	1,583
* Cerner Corp.	24,460	1,440
* Regeneron Pharmaceuticals Inc.	3,614	1,400
* ABIOMED Inc.	9,464	1,185
* Vertex Pharmaceuticals Inc.	10,345	1,131
Medtronic plc	5,064	408
* Illumina Inc.	2,136	365
		65,588
Industrials (8.9%)
FedEx Corp.	28,081	5,480
Nielsen Holdings plc	119,511	4,937
* Verisk Analytics Inc. Class A	37,008	3,003
Union Pacific Corp.	27,980	2,964
Equifax Inc.	18,912	2,586
* TransUnion	66,267	2,541
AMETEK Inc.	46,637	2,522
Fastenal Co.	47,535	2,448
Lockheed Martin Corp.	8,964	2,399
* IHS Markit Ltd.	56,807	2,383
Fortune Brands Home & Security Inc.	29,063	1,768
Northrop Grumman Corp.	7,376	1,754
JB Hunt Transport Services Inc.	15,761	1,446
Fortive Corp.	23,845	1,436
TransDigm Group Inc.	5,860	1,290
Snap-on Inc.	6,928	1,169
		40,126
Information Technology (42.0%)
Microsoft Corp.	286,951	18,899
* Facebook Inc. Class A	123,787	17,584
* Alphabet Inc. Class C	19,645	16,297
Mastercard Inc. Class A	142,221	15,996
Visa Inc. Class A	165,427	14,701
* PayPal Holdings Inc.	303,304	13,048
Apple Inc.	83,814	12,041
* eBay Inc.	306,448	10,287
* Alphabet Inc. Class A	11,859	10,054
* Electronic Arts Inc.	71,661	6,415
Symantec Corp.	197,838	6,070
* Adobe Systems Inc.	38,928	5,066
QUALCOMM Inc.	66,712	3,825
Intuit Inc.	31,356	3,637
* ServiceNow Inc.	33,352	2,917
ASML Holding NV	21,624	2,872
* Autodesk Inc.	32,161	2,781
Texas Instruments Inc.	33,780	2,721
Alliance Data Systems Corp.	10,836	2,698
CDW Corp.	44,761	2,583
Global Payments Inc.	30,492	2,460
* salesforce.com Inc.	28,910	2,385
* FleetCor Technologies Inc.	14,671	2,222
* Red Hat Inc.	25,390	2,196

*	Workday Inc. Class A			23,760	1,979
*	Alibaba Group Holding Ltd. ADR			18,161	1,958
	Microchip Technology Inc.			20,630	1,522
	Accenture plc Class A			12,160	1,458
	NVIDIA Corp.			12,238	1,333
*	Zillow Group Inc.			35,341	1,190
					189,195
	Materials (0.7%)
	Sherwin-Williams Co.			5,846	1,813
	PPG Industries Inc.			11,620	1,221
					3,034
	Other (0.0%)
	*,2 WeWork Class A PP			4,015	208

	Real Estate (4.3%)
	Crown Castle International Corp.			89,606	8,463
	Equinix Inc.			11,397	4,563
	American Tower Corporation			26,168	3,181
	Public Storage			8,834	1,934
*	SBA Communications Corp. Class A			10,720	1,290
	Park Hotels & Resorts Inc.			1,030	26
					19,457
	Total Common Stocks (Cost $332,286)				427,783
	Convertible Preferred Stocks (0.2%)
	*,2 Airbnb Inc. (Cost $928)			9,972	1,047
	Preferred Stocks (1.8%)
	*,2 Uber Technologies PP			104,984	5,121
	*,2 WeWork Pfd. D1 PP			19,954	1,034
	*,2 WeWork Pfd. D2 PP			15,678	812
	*,2 Pinterest Prf G PP			124,325	798
	*,2 Cloudera, Inc. Pfd.			21,972	458
	Total Preferred Stocks (Cost $3,435)				8,223
		Coupon
	Temporary Cash Investments (3.3%)1
	Money Market Fund (2.6%)
3	Vanguard Market Liquidity Fund	0.965%		117,668	11,769

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (0.3%)
	Bank of America Securities, LLC
	(Dated 3/31/17, Repurchase Value
	$1,300,000, collateralized by Government
	National Mortgage Assn. 3.500%, 2/20/47,
	with a value of $1,326,000)	0.800%	4/3/17	1,300	1,300
	U.S. Government and Agency Obligations (0.4%)
4	United States Treasury Bill	0.713%	6/1/17	700	699
	United States Treasury Bill	0.741%	6/8/17	800	799
					1,498
	Total Temporary Cash Investments (Cost $14,567)				14,567

Total Investments (100.3%) (Cost $351,216)	451,620
Other Assets and Liabilities-Net (-0.3%)	(1,192)
Net Assets (100%)	450,428

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.6% and 0.7%, respectively, of net assets.
2 Restricted securities totaling $9,478,000, representing 2.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $699,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	427,575	—	208
Convertible Preferred Stocks	—	—	1,047
Preferred Stocks	—	—	8,223
Temporary Cash Investments	11,769	2,798	—
Futures Contracts—Liabilities[1]	(27)	—	—
Total	439,317	2,798	9,478

1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2017. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

		Investments in
		Convertible
	Investments in	Preferred	Investments in
	Common Stocks	Stocks	Preferred Stocks
	($000)	($000)	($000)
Amount Valued Based on Level 3 Inputs
Balance as of December 31, 2016	201	1,047	8,006
Change in Unrealized Appreciation
(Depreciation)	7	—	217
Balance as of March 31, 2017	208	1,047	8,223

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017, was
$224,000.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of March 31, 2017:

Security Type	Fair Value ($000)	Valuation Technique	Unobservable Input	Amount
Common Stocks	208	Market Approach	Recent Market Transaction	$51.810

Convertible	1,047	Market Approach	Recent Market Transaction	105.000
Preferred Stocks
Preferred Stocks	8,223	Market Approach	Recent Market Transaction	51.810
			Recent Market Transaction	48.772
			Comparable Company
			Approach	20.850
			Comparable Company
			Approach	6.420

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	100	11,796	(42)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At March 31, 2017, the cost of investment securities for tax purposes was $351,216,000. Net unrealized appreciation of investment securities for tax purposes was $100,404,000, consisting of unrealized gains of $113,289,000 on securities that had risen in value since their purchase and $12,885,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments (unaudited)
As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (96.7%)1
Australia (0.4%)
Brambles Ltd.	1,239,087	8,849

Belgium (0.2%)
Umicore SA	94,189	5,364

Brazil (0.9%)
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,347,600	8,303
Telefonica Brasil SA Preference Shares	487,900	7,286
Raia Drogasil SA	377,286	7,071
		22,660
Canada (1.6%)
Toronto-Dominion Bank	480,932	24,089
Canadian Pacific Railway Ltd.	66,054	9,703
Goldcorp Inc.	416,545	6,077
		39,869
China (15.7%)
Tencent Holdings Ltd.	4,317,400	124,382
* Alibaba Group Holding Ltd. ADR	917,993	98,987
* Baidu Inc. ADR	403,200	69,560
* Ctrip.com International Ltd. ADR	717,364	35,259
* TAL Education Group ADR	198,896	21,196
* New Oriental Education & Technology Group Inc. ADR	349,685	21,114
China Pacific Insurance Group Co. Ltd.	2,326,800	8,410
		378,908
Denmark (2.8%)
* Genmab A/S	207,128	39,858
Novozymes A/S	338,400	13,407
Chr Hansen Holding A/S	163,100	10,462
* Vestas Wind Systems A/S	61,833	5,030
		68,757
France (4.3%)
L'Oreal SA	142,580	27,424
Kering	89,975	23,255
Schneider Electric SE	244,328	17,951
Essilor International SA	147,637	17,925
LVMH Moet Hennessy Louis Vuitton SE	42,173	9,269
Danone SA	101,519	6,906
		102,730
Germany (8.9%)
*,2 Zalando SE	1,013,535	40,964
BASF SE	327,729	32,450
Bayer AG	186,251	21,459
Bayerische Motoren Werke AG	218,745	19,959
SAP SE	195,435	19,174
Continental AG	68,908	15,108
Deutsche Telekom AG	828,942	14,525
HeidelbergCement AG	116,760	10,934

GEA Group AG	184,823	7,852
adidas AG	35,186	6,694
*,3 HOME 24AG	2,691	5,144
*,3 HELLOFRESH	286,769	4,932

*,2,^ Rocket Internet SE	278,557	4,757
* MorphoSys AG	67,732	3,976
*,3 CureVac GmbH	1,452	3,307
Fresenius Medical Care AG & Co. KGaA	29,960	2,526
* AIXTRON SE	274,000	1,017
		214,778
Hong Kong (4.2%)
AIA Group Ltd.	11,339,000	71,571
Jardine Matheson Holdings Ltd.	254,951	16,378
Hong Kong Exchanges & Clearing Ltd.	490,260	12,371
		100,320
India (2.4%)
Housing Development Finance Corp. Ltd.	810,964	18,762
HDFC Bank Ltd.	692,127	15,389
Zee Entertainment Enterprises Ltd.	1,238,546	10,214
Idea Cellular Ltd.	3,593,996	4,752
*,3 ANI Technologies	19,170	3,693

*,2,3 Flipkart G Series	37,575	2,782

*,2,3 Flipkart H Series	16,044	1,332
		56,924
Indonesia (0.3%)
Bank Mandiri Persero Tbk PT	7,977,300	7,006
Bank Central Asia Tbk PT	723,200	898
		7,904
Ireland (0.3%)
Kerry Group plc Class A	100,301	7,886

Israel (1.9%)
* Check Point Software Technologies Ltd.	279,723	28,716
* Mobileye NV	294,035	18,054
		46,770
Italy (3.5%)
Ferrari NV	519,887	38,748
* EXOR NV	331,840	17,159
* Fiat Chrysler Automobiles NV	1,376,016	15,033
Intesa Sanpaolo SPA (Registered)	4,749,613	12,920
		83,860
Japan (11.3%)
SoftBank Group Corp.	666,100	47,237
SMC Corp.	135,200	40,082
M3 Inc.	1,308,600	32,614
Bridgestone Corp.	428,200	17,382
Rakuten Inc.	1,584,500	15,920
KDDI Corp.	524,500	13,795
Sekisui Chemical Co. Ltd.	746,500	12,584
Kubota Corp.	818,500	12,338
ORIX Corp.	792,900	11,769
Sumitomo Mitsui Financial Group Inc.	317,700	11,564

Recruit Holdings Co. Ltd.	223,000	11,405
Pigeon Corp.	319,600	10,255
Keyence Corp.	22,800	9,147
Suntory Beverage & Food Ltd.	189,600	8,010
Suzuki Motor Corp.	182,900	7,596
SBI Holdings Inc.	477,700	6,675
Fuji Heavy Industries Ltd.	118,500	4,346
272,719
Luxembourg (0.3%)
*,3 Spotify Technology SA	2,961	6,599

Mexico (0.3%)
Grupo Financiero Banorte SAB de CV	1,381,363	7,943

Netherlands (3.3%)
ASML Holding NV	597,081	79,229

Norway (1.1%)
Statoil ASA	417,155	7,170
DNB ASA	442,549	7,027
Schibsted ASA Class A	214,063	5,510
Norsk Hydro ASA	726,320	4,233
Schibsted ASA Class B	153,788	3,524
27,464
Other (0.6%)
4	Vanguard FTSE All-World ex-US ETF	298,796	14,291

Peru (0.2%)
Credicorp Ltd.	26,371	4,306

Portugal (0.3%)
Jeronimo Martins SGPS SA	343,323	6,135

South Korea (2.0%)
NAVER Corp.	44,000	33,645
*,^ Celltrion Inc.	192,456	15,504
49,149
Spain (5.2%)
Industria de Diseno Textil SA	2,040,646	71,865
Banco Bilbao Vizcaya Argentaria SA	4,822,275	37,434
Distribuidora Internacional de Alimentacion SA	1,347,136	7,786
*,^ Banco Popular Espanol SA	7,866,506	7,628
124,713
Sweden (5.4%)
Atlas Copco AB Class A	1,258,070	44,346
^	Svenska Handelsbanken AB Class A	2,808,511	38,488
*	Kinnevik AB	1,012,007	26,976
Assa Abloy AB Class B	633,192	13,017
^	Elekta AB Class B	668,047	6,526
129,353
Switzerland (2.8%)
Nestle SA	283,943	21,793
Roche Holding AG	77,222	19,748
Cie Financiere Richemont SA	184,483	14,586

	Lonza Group AG			54,701	10,340
					66,467
	Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			4,299,000	26,957

	Thailand (0.3%)
	Kasikornbank PCL			1,551,700	8,539

	United Kingdom (7.4%)
	Rolls-Royce Holdings plc			3,819,412	36,083
	Diageo plc			767,660	21,982
	Royal Dutch Shell plc Class A			820,537	21,604
	Burberry Group plc			861,317	18,588
	Reckitt Benckiser Group plc			160,758	14,676
	BHP Billiton plc			894,979	13,804
*	Standard Chartered plc			1,351,923	12,931
	Aviva plc			1,586,410	10,586
	Aggreko plc			729,423	8,067
	Barclays plc			2,817,816	7,954
	Lloyds Banking Group plc			8,014,915	6,666
	*,^ Ocado Group plc			1,403,300	4,233
	Antofagasta plc			214,248	2,237
					179,411
	United States (7.7%)
*	Amazon.com Inc.			82,512	73,150
*	Illumina Inc.			223,073	38,065
	*,^ Tesla Inc.			135,910	37,824
	MercadoLibre Inc.			147,899	31,276
	Philip Morris International Inc.			23,075	2,605
*	Priceline Group Inc.			1,446	2,574
					185,494
	Total Common Stocks (Cost $1,905,295)				2,334,348
	Preferred Stocks (0.6%)
	*,3 Internet Plus Holdings Ltd.			2,083,522	8,044
	*,3 You & Mr. Jones			5,200,000	5,861
	Total Preferred Stocks (Cost $13,244)				13,905
		Coupon
	Temporary Cash Investments (5.1%)1
	Money Market Fund (4.9%)
	5,6 Vanguard Market Liquidity Fund	0.965%		1,186,474	118,671

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
7	United States Treasury Bill	0.731%	5/11/17	100	100
	7,8 United States Treasury Bill	0.577%–0.618%	5/25/17	3,100	3,097
7	United States Treasury Bill	0.729%	6/8/17	300	299
7	United States Treasury Bill	0.724%	6/15/17	200	200
					3,696
Total Temporary Cash Investments (Cost $122,356)					122,367
	Total Investments (102.4%) (Cost $2,040,895)				2,470,620
	Other Assets and Liabilities-Net (-2.4%)6,7				(57,532)
	Net Assets (100%)				2,413,088

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $57,063,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.2% and 2.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate value of these securities was $49,835,000, representing 2.1% of net assets.
3 Restricted securities totaling $41,694,000, representing 1.7% of net assets.
4 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $60,104,000 of collateral received for securities on loan.
7 Securities with a value of $3,384,000 and cash of $150,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $312,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Vanguard International Portfolio

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	260,272	—	—
Common Stocks—Other	307,177	1,739,110	27,789
Preferred Stocks	—	—	13,905
Temporary Cash Investments	118,671	3,696	—
Futures Contracts—Assets[1]	122	—	—
Futures Contracts—Liabilities[1]	(241)	—	—
Forward Currency Contracts—Assets	—	534	—
Forward Currency Contracts—Liabilities	—	(37)	—
Total	686,001	1,743,303	41,694
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2017. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
Amount valued based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2016	27,166	14,013
Purchases	39	—
Change in Unrealized Appreciation (Depreciation)	584	(108)
Balance as of March 31, 2017	27,789	13,905

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

Vanguard International Portfolio

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of March 31, 2017:

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified

Vanguard International Portfolio

counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2017	771	28,252	696
Topix Index	June 2017	102	13,845	(227)
S&P ASX 200 Index	June 2017	124	13,830	253
FTSE 100 Index	June 2017	39	3,548	54
				776

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At March 31, 2017, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard International Portfolio

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Morgan Stanley Capital
Services LLC	6/21/17	EUR	22,834	USD	24,449	8
The Toronto-Dominion Bank	6/20/17	AUD	15,782	USD	11,911	128
Credit Suisse International	6/13/17	JPY	952,238	USD	8,394	184
Barclays Bank plc	6/13/17	JPY	476,950	USD	4,214	83
The Toronto-Dominion Bank	6/21/17	GBP	2,548	USD	3,103	96
Goldman Sachs International	6/21/17	EUR	1,245	USD	1,351	(18)
BNP Paribas	6/13/17	JPY	143,471	USD	1,268	25
BNP Paribas	6/21/17	EUR	1,162	USD	1,253	(8)
Bank of America, N.A.	6/21/17	EUR	631	USD	678	(2)
BNP Paribas	6/20/17	AUD	865	USD	665	(6)
Citibank, N.A.	6/20/17	AUD	720	USD	553	(3)
Barclays Bank plc	6/20/17	AUD	456	USD	345	4
Bank of America, N.A.	6/21/17	GBP	145	USD	179	4
Goldman Sachs International	6/21/17	GBP	74	USD	92	—
BNP Paribas	6/21/17	GBP	66	USD	81	2
						497
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At March 31, 2017, the cost of investment securities for tax purposes was $2,041,568,000. Net unrealized appreciation of investment securities for tax purposes was $429,052,000, consisting of unrealized gains of $573,194,000 on securities that had risen in value since their purchase and $144,142,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments (unaudited)

As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (92.5%)1
Consumer Discretionary (16.1%)
ServiceMaster Global Holdings Inc.	487,769	20,364
Carter's Inc.	173,707	15,599
Sally Beauty Holdings Inc.	677,378	13,846
Grand Canyon Education Inc.	166,305	11,909
Wolverine World Wide Inc.	464,200	11,591
Dunkin' Brands Group Inc.	183,605	10,040
National CineMedia Inc.	775,032	9,789
^ Polaris Industries Inc.	96,287	8,069
Lear Corp.	45,407	6,429
Dick's Sporting Goods Inc.	122,590	5,965
Five Below Inc.	127,343	5,515
* Burlington Stores Inc.	54,173	5,270
* iRobot Corp.	74,800	4,947
* Scientific Games Corp. Class A	199,700	4,723
Interpublic Group of Cos. Inc.	183,944	4,520
Bloomin' Brands Inc.	227,583	4,490
* Dave & Buster's Entertainment Inc.	72,300	4,417
Hibbett Sports Inc.	147,010	4,337
Cheesecake Factory Inc.	64,526	4,088
CalAtlantic Group Inc.	103,300	3,869
AMC Entertainment Holdings Inc. Class A	120,777	3,798
Tailored Brands Inc.	248,500	3,713
Group 1 Automotive Inc.	49,400	3,660
Monro Muffler Brake Inc.	70,043	3,649
Big Lots Inc.	74,100	3,607
Children's Place Inc.	28,430	3,413
Tupperware Brands Corp.	53,908	3,381
* Cooper-Standard Holdings Inc.	27,390	3,038
* American Outdoor Brands Corp.	151,503	3,001
Brinker International Inc.	66,540	2,925
Bob Evans Farms Inc.	44,883	2,912
^ Regal Entertainment Group Class A	112,726	2,545
Brunswick Corp.	39,600	2,424
* Hyatt Hotels Corp. Class A	44,111	2,381
Chico's FAS Inc.	167,500	2,379
* American Axle & Manufacturing Holdings Inc.	124,796	2,344
Papa John's International Inc.	26,794	2,145
* Boyd Gaming Corp.	95,316	2,098
Capella Education Co.	24,400	2,075
DR Horton Inc.	58,343	1,943
MCBC Holdings Inc.	117,169	1,895
^ Sturm Ruger & Co. Inc.	34,383	1,841
Strayer Education Inc.	22,763	1,832
Tenneco Inc.	20,000	1,248
* Malibu Boats Inc. Class A	54,200	1,217
Ruth's Hospitality Group Inc.	60,661	1,216
American Eagle Outfitters Inc.	81,351	1,141
Callaway Golf Co.	82,871	917
* Taylor Morrison Home Corp. Class A	42,800	913

*	MSG Networks Inc.	36,852	860
	Leggett & Platt Inc.	15,433	777
	Culp Inc.	23,700	739
*	Penn National Gaming Inc.	39,300	724
	Cinemark Holdings Inc.	16,100	714
*	Genesco Inc.	11,900	660
*	Potbelly Corp.	46,043	640
	Finish Line Inc. Class A	44,600	635
	Domino's Pizza Inc.	3,400	627
*	tronc Inc.	36,600	509
*	Francesca's Holdings Corp.	30,090	462
*	Denny's Corp.	33,600	416
	Bassett Furniture Industries Inc.	14,400	387
	Libbey Inc.	24,740	361
	La-Z-Boy Inc.	13,300	359
*	Liberty Media Corp-Liberty Formula One Class A	9,400	307
*	Weight Watchers International Inc.	14,900	232
*	Pinnacle Entertainment Inc.	9,500	185
	Pier 1 Imports Inc.	21,700	155
*	Stoneridge Inc.	6,600	120
	LCI Industries	900	90
			239,387
Consumer Staples (2.3%)
	Casey's General Stores Inc.	45,776	5,138
	Pilgrim's Pride Corp.	166,800	3,754
	Fresh Del Monte Produce Inc.	61,655	3,652
*	HRG Group Inc.	187,500	3,622
*	US Foods Holding Corp.	122,500	3,428
*	Post Holdings Inc.	28,366	2,483
	Dean Foods Co.	99,759	1,961
	Ingredion Inc.	16,169	1,947
	Nu Skin Enterprises Inc. Class A	31,400	1,744
	Ingles Markets Inc. Class A	38,400	1,657
	Omega Protein Corp.	72,100	1,446
	John B Sanfilippo & Son Inc.	14,400	1,054
	Medifast Inc.	12,900	572
*	SUPERVALU Inc.	122,300	472
	AdvancePierre Foods Holdings Inc.	11,200	349
^	Natural Health Trends Corp.	11,100	321
*	Darling Ingredients Inc.	14,700	213
	PriceSmart Inc.	1,800	166
			33,979
Energy (1.0%)
	RigNet Inc.	195,391	4,191
*	Newfield Exploration Co.	99,009	3,654
	Dril-Quip Inc.	57,053	3,112
*	Sanchez Energy Corp.	188,940	1,803
^,* Chesapeake Energy Corp.		207,800	1,234
*	Southwestern Energy Co.	150,706	1,231
*	Carrizo Oil & Gas Inc.	15,338	440
			15,665
Financials (5.9%)
	LPL Financial Holdings Inc.	508,613	20,258
^	Financial Engines Inc.	225,406	9,816
^	WisdomTree Investments Inc.	760,245	6,903
	MSCI Inc. Class A	67,953	6,604

	CBOE Holdings Inc.	66,920	5,425
	Bank of the Ozarks Inc.	103,314	5,373
	Primerica Inc.	59,035	4,853
*	Essent Group Ltd.	127,110	4,598
*	SVB Financial Group	23,600	4,392
	Evercore Partners Inc. Class A	43,400	3,381
*	Walker & Dunlop Inc.	68,000	2,835
*	INTL. FCStone Inc.	57,400	2,179
	FactSet Research Systems Inc.	12,700	2,094
	Universal Insurance Holdings Inc.	80,754	1,979
	National Bank Holdings Corp. Class A	51,100	1,661
*	World Acceptance Corp.	30,230	1,565
	OM Asset Management plc	79,500	1,202
	Banc of California Inc.	49,949	1,034
*	Regional Management Corp.	51,700	1,005
^,* Credit Acceptance Corp.		2,274	453
*	Nationstar Mortgage Holdings Inc.	23,100	364
	Greenhill & Co. Inc.	11,500	337
	GAMCO Investors Inc. Class A	5,800	172
			88,483
Health Care (19.3%)
*	INC Research Holdings Inc. Class A	374,560	17,174
	Cooper Cos. Inc.	74,770	14,946
	STERIS plc	186,849	12,978
*	Align Technology Inc.	74,501	8,546
*	IDEXX Laboratories Inc.	54,937	8,494
*	Prestige Brands Holdings Inc.	146,915	8,163
	Spectranetics Corp.	243,487	7,091
	Patterson Cos. Inc.	155,255	7,022
	Medidata Solutions Inc.	121,721	7,022
*	Quintiles IMS Holdings Inc.	85,433	6,880
^	Exact Sciences Corp.	283,444	6,695
	Catalent Inc.	231,345	6,552
	MEDNAX Inc.	92,637	6,427
	athenahealth Inc.	52,110	5,872
*	Veeva Systems Inc. Class A	111,834	5,735
	ABIOMED Inc.	45,777	5,731
*	WellCare Health Plans Inc.	40,106	5,623
	DexCom Inc.	65,946	5,588
	Endologix Inc.	756,003	5,473
	Hill-Rom Holdings Inc.	75,600	5,337
*	Masimo Corp.	56,059	5,228
*	Charles River Laboratories International Inc.	56,600	5,091
*	Exelixis Inc.	222,000	4,811
^	Atara Biotherapeutics Inc.	227,864	4,683
	Chemed Corp.	25,367	4,634
*	Hologic Inc.	107,629	4,580
*	PRA Health Sciences Inc.	68,366	4,459
	Revance Therapeutics Inc.	207,396	4,314
	Bluebird Bio Inc.	46,779	4,252
	Alnylam Pharmaceuticals Inc.	80,012	4,101
	Quidel Corp.	176,150	3,988
	Insulet Corp.	90,764	3,911
^	Novadaq Technologies Inc.	499,845	3,894
	DBV Technologies SA ADR	107,863	3,799
	Neurocrine Biosciences Inc.	87,168	3,774
	Nevro Corp.	40,251	3,771

^	Juno Therapeutics Inc.	165,470	3,672
*	Array BioPharma Inc.	389,900	3,486
*	OraSure Technologies Inc.	251,425	3,251
^,* Lexicon Pharmaceuticals Inc.		221,900	3,182
*	Coherus Biosciences Inc.	150,100	3,175
*	Inogen Inc.	38,042	2,950
*	BioCryst Pharmaceuticals Inc.	339,713	2,854
*	NxStage Medical Inc.	96,839	2,598
*	Mettler-Toledo International Inc.	5,291	2,534
	Bruker Corp.	108,254	2,526
*	FibroGen Inc.	100,846	2,486
*	BioTelemetry Inc.	83,554	2,419
*	Cardiovascular Systems Inc.	82,500	2,333
*	Spectrum Pharmaceuticals Inc.	301,140	1,957
*	United Therapeutics Corp.	13,545	1,834
*	Emergent BioSolutions Inc.	61,471	1,785
	Owens & Minor Inc.	43,200	1,495
*	Medpace Holdings Inc.	49,000	1,463
*	Orthofix International NV	29,425	1,123
*	HMS Holdings Corp.	48,050	977
*	Cytokinetics Inc.	71,700	921
*	Rigel Pharmaceuticals Inc.	243,981	808
*	Infinity Pharmaceuticals Inc.	226,677	732
*	Progenics Pharmaceuticals Inc.	75,800	715
	LeMaitre Vascular Inc.	27,958	689
	Teleflex Inc.	3,142	609
*	Ophthotech Corp.	161,800	592
*	Vanda Pharmaceuticals Inc.	40,400	566
*	Amphastar Pharmaceuticals Inc.	38,200	554
*	Integra LifeSciences Holdings Corp.	12,600	531
^,* ImmunoGen Inc.		133,760	518
*	Cotiviti Holdings Inc.	12,400	516
*	Heska Corp.	4,700	493
*	Vocera Communications Inc.	18,379	456
	Phibro Animal Health Corp. Class A	16,032	450
*	Natus Medical Inc.	8,717	342
*	Merrimack Pharmaceuticals Inc.	106,900	329
*	Corcept Therapeutics Inc.	16,500	181
*	PAREXEL International Corp.	2,337	147
*	Aratana Therapeutics Inc.	27,400	145
*	Applied Genetic Technologies Corp.	20,400	141
*	Agenus Inc.	37,200	140
^,* Reata Pharmaceuticals Inc. Class A		5,800	131
*	Akorn Inc.	5,100	123
*	Depomed Inc.	9,700	122
*	Ionis Pharmaceuticals Inc.	2,900	117
*	SciClone Pharmaceuticals Inc.	10,600	104
*	Genomic Health Inc.	2,900	91
*	American Renal Associates Holdings Inc.	4,500	76
*	Aptevo Therapeutics Inc.	35,185	72
*	CTI BioPharma Corp.	16,946	71
			286,221
Industrials (20.5%)
*	TriNet Group Inc.	737,761	21,321
^	Sensata Technologies Holding NV	372,988	16,288
	Clean Harbors Inc.	275,258	15,310
	CEB Inc.	173,456	13,634

	Kirby Corp.	154,803	10,921
	Tennant Co.	140,632	10,217
	Forward Air Corp.	203,214	9,667
	HEICO Corp. Class A	125,613	9,421
	Wabtec Corp.	118,296	9,227
	Heartland Express Inc.	441,769	8,857
	Multi-Color Corp.	111,213	7,896
	Woodward Inc.	112,887	7,667
*	United Rentals Inc.	56,446	7,059
	MSC Industrial Direct Co. Inc. Class A	67,502	6,936
	Huntington Ingalls Industries Inc.	30,981	6,204
	Toro Co.	96,300	6,015
	Kennametal Inc.	147,558	5,789
	Proto Labs Inc.	112,380	5,743
	Allegion plc	65,948	4,992
	Ritchie Bros Auctioneers Inc.	151,471	4,983
	Donaldson Co. Inc.	108,800	4,953
	Spirit AeroSystems Holdings Inc. Class A	84,415	4,889
*	MasTec Inc.	116,900	4,682
*	Hawaiian Holdings Inc.	94,093	4,371
	Curtiss-Wright Corp.	46,800	4,271
	Quad/Graphics Inc.	163,729	4,133
*	Trex Co. Inc.	58,791	4,079
	EnerSys	51,300	4,050
	Advisory Board Co.	85,710	4,011
	Argan Inc.	59,600	3,943
	Wabash National Corp.	179,356	3,711
*	Atkore International Group Inc.	139,600	3,669
*	Avis Budget Group Inc.	123,000	3,638
	Saia Inc.	77,294	3,424
	John Bean Technologies Corp.	38,089	3,350
*	Gibraltar Industries Inc.	80,261	3,307
	Brink's Co.	56,451	3,017
*	Ply Gem Holdings Inc.	149,460	2,944
	Global Brass & Copper Holdings Inc.	84,623	2,911
*	Meritor Inc.	159,512	2,732
	Insperity Inc.	30,194	2,677
*	Continental Building Products Inc.	105,050	2,574
	Dun & Bradstreet Corp.	23,056	2,489
	General Cable Corp.	135,301	2,429
*	TrueBlue Inc.	81,700	2,234
*	Swift Transportation Co.	103,384	2,123
	West Corp.	85,381	2,085
	Greenbrier Cos. Inc.	41,217	1,776
	Brady Corp. Class A	38,108	1,473
	Insteel Industries Inc.	38,268	1,383
	Kforce Inc.	57,639	1,369
	Knoll Inc.	55,777	1,328
*	Veritiv Corp.	24,466	1,267
^,* Energy Recovery Inc.		151,998	1,265
*	Quanta Services Inc.	33,700	1,251
	Kimball International Inc. Class B	68,000	1,122
*	Moog Inc. Class A	16,600	1,118
	LSC Communications Inc.	41,200	1,037
	Supreme Industries Inc. Class A	50,667	1,027
	Roadrunner Transportation Systems Inc.	144,350	992
	Herman Miller Inc.	31,040	979

	American Railcar Industries Inc.	21,902	900
*	YRC Worldwide Inc.	79,793	879
	Applied Industrial Technologies Inc.	13,000	804
*	JetBlue Airways Corp.	35,500	732
	Watts Water Technologies Inc. Class A	8,300	517
	Landstar System Inc.	5,700	488
	Barrett Business Services Inc.	8,700	475
*	HD Supply Holdings Inc.	10,520	433
	Raven Industries Inc.	13,100	381
	Astec Industries Inc.	5,300	326
*	TriMas Corp.	13,366	277
*	Sparton Corp.	11,500	241
*	Orion Group Holdings Inc.	32,200	241
*	Neff Corp. Class A	10,100	196
*	Vectrus Inc.	5,700	127
			305,247
Information Technology (20.6%)
*	Cadence Design Systems Inc.	547,518	17,192
	CDW Corp.	290,308	16,754
	2U Inc.	333,825	13,239
	SS&C Technologies Holdings Inc.	372,698	13,194
*	Gartner Inc.	119,532	12,908
	MAXIMUS Inc.	194,136	12,075
	Trimble Inc.	316,583	10,134
	RealPage Inc.	268,959	9,387
	Descartes Systems Group Inc.	306,506	7,019
^	Shutterstock Inc.	166,366	6,879
	Stratasys Ltd.	307,691	6,305
	Callidus Software Inc.	294,844	6,295
	New Relic Inc.	165,081	6,120
*	NCR Corp.	125,879	5,750
*	Advanced Micro Devices Inc.	388,737	5,656
	Cimpress NV	62,733	5,407
	CoStar Group Inc.	26,056	5,399
	CSRA Inc.	180,144	5,276
*	Cirrus Logic Inc.	84,065	5,102
	Booz Allen Hamilton Holding Corp. Class A	135,842	4,807
	Science Applications International Corp.	62,937	4,683
*	Extreme Networks Inc.	593,211	4,455
	Euronet Worldwide Inc.	50,803	4,345
	ChannelAdvisor Corp.	389,271	4,340
	SPS Commerce Inc.	73,783	4,316
*	Cardtronics plc Class A	92,076	4,305
*	Itron Inc.	70,872	4,302
*	Ciena Corp.	182,141	4,300
^	3D Systems Corp.	271,611	4,063
*	Amkor Technology Inc.	345,200	4,001
*	Unisys Corp.	275,527	3,844
*	Barracuda Networks Inc.	164,632	3,805
*	Carbonite Inc.	186,700	3,790
^,* Match Group Inc.		228,600	3,733
*	Zillow Group Inc. Class A	110,400	3,733
*	Five9 Inc.	225,033	3,704
	Hackett Group Inc.	187,691	3,658
*	Aspen Technology Inc.	61,841	3,644
*	CommScope Holding Co. Inc.	83,300	3,474
*	Teradata Corp.	110,282	3,432

*	A10 Networks Inc.	367,125	3,359
	Travelport Worldwide Ltd.	271,502	3,196
*	Wix.com Ltd.	40,759	2,768
	TeleTech Holdings Inc.	86,964	2,574
*	Square Inc.	146,335	2,529
*	GoDaddy Inc. Class A	64,260	2,435
	CSG Systems International Inc.	56,911	2,152
^,* Nutanix Inc.		111,550	2,094
^,* TrueCar Inc.		129,159	1,998
*	Synaptics Inc.	40,356	1,998
	Avnet Inc.	43,101	1,972
*	Sykes Enterprises Inc.	61,898	1,820
*	MaxLinear Inc.	52,014	1,459
*	Manhattan Associates Inc.	27,330	1,423
*	Workiva Inc.	82,800	1,296
*	Lumentum Holdings Inc.	24,146	1,288
*	Jive Software Inc.	289,585	1,245
*	Oclaro Inc.	109,500	1,075
*	RingCentral Inc. Class A	37,715	1,067
*	Eastman Kodak Co.	91,893	1,057
*	Care.com Inc.	74,000	926
*	Zebra Technologies Corp.	9,600	876
*	Blucora Inc.	48,786	844
*	Box Inc.	50,900	830
*	Synopsys Inc.	10,900	786
*	Avid Technology Inc.	156,948	731
*	Xcerra Corp.	63,500	565
*	Bazaarvoice Inc.	127,769	549
*	PFSweb Inc.	73,268	478
*	Super Micro Computer Inc.	18,800	477
*	NETGEAR Inc.	9,513	471
*	ePlus Inc.	3,417	461
*	Take-Two Interactive Software Inc.	7,700	456
*	Rosetta Stone Inc.	43,200	421
*	Brightcove Inc.	39,600	352
*	CommerceHub Inc. Class A	19,300	299
*	Angie's List Inc.	52,239	298
*	Plexus Corp.	4,837	280
*	MINDBODY Inc. Class A	8,700	239
*	NeoPhotonics Corp.	24,079	217
*	Radisys Corp.	52,098	208
*	Varonis Systems Inc.	6,000	191
*	ShoreTel Inc.	30,684	189
*	EnerNOC Inc.	31,000	186
	NIC Inc.	9,200	186
*	Exa Corp.	13,800	175
*	Xactly Corp.	11,200	133
*	DHI Group Inc.	27,769	110
	InterDigital Inc.	1,100	95
*	Lattice Semiconductor Corp.	12,900	89
			305,748
Materials (3.3%)
	Chemours Co.	160,203	6,168
*	Louisiana-Pacific Corp.	194,978	4,839
*	Owens-Illinois Inc.	219,200	4,467
	Trinseo SA	61,572	4,131
	Silgan Holdings Inc.	69,600	4,131

	Steel Dynamics Inc.			115,928	4,030
*	Koppers Holdings Inc.			88,113	3,732
^	Valvoline Inc.			151,700	3,724
	Rayonier Advanced Materials Inc.			251,909	3,388
*	Crown Holdings Inc.			61,527	3,258
	Huntsman Corp.			95,871	2,353
	Worthington Industries Inc.			28,319	1,277
	Sealed Air Corp.			27,900	1,216
*	Coeur Mining Inc.			149,090	1,205
	Innophos Holdings Inc.			12,500	675
	American Vanguard Corp.			40,500	672
*	Ryerson Holding Corp.			22,190	280
					49,546
Other (0.0%)
*	NuPathe Inc. CVR			345,900	—

Real Estate (3.0%)
	National Storage Affiliates Trust			298,273	7,129
	Omega Healthcare Investors Inc.			131,988	4,354
	Ryman Hospitality Properties Inc.			67,943	4,201
	Sabra Health Care REIT Inc.			138,479	3,868
	Care Capital Properties Inc.			142,273	3,823
	Senior Housing Properties Trust			183,089	3,707
	Outfront Media Inc.			134,037	3,559
	STAG Industrial Inc.			140,100	3,505
	Medical Properties Trust Inc.			205,500	2,649
	Washington Prime Group Inc.			227,310	1,975
	DuPont Fabros Technology Inc.			33,754	1,674
	GEO Group Inc.			29,200	1,354
*	Forestar Group Inc.			73,500	1,003
	Potlatch Corp.			18,000	823
	Hersha Hospitality Trust Class A			30,500	573
					44,197
Telecommunication Services (0.3%)
	Windstream Holdings Inc.			338,677	1,846
*	Zayo Group Holdings Inc.			43,600	1,434
*	Boingo Wireless Inc.			77,800	1,011
	IDT Corp. Class B			7,900	100
					4,391
Utilities (0.2%)
	Southwest Gas Holdings Inc.			26,476	2,195
^	Spark Energy Inc. Class A			10,020	320
					2,515
Total Common Stocks (Cost $1,239,949)					1,375,379

		Coupon
Temporary Cash Investments (8.7%)1
Money Market Fund (8.3%)
2,3 Vanguard Market Liquidity Fund		0.965%		1,229,710	122,995

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.4%)
4	United States Treasury Bill	0.591%	5/4/17	100	100

United States Treasury Bill	0.731%	5/11/17	900	899
4 United States Treasury Bill	0.540%-0.623%	5/18/17	200	200
4 United States Treasury Bill	0.597%	5/25/17	1,500	1,499
4 United States Treasury Bill	0.729%-0.741%	6/8/17	1,600	1,598
4 United States Treasury Bill	0.556%-0.759%	6/15/17	1,100	1,098
				5,394
Total Temporary Cash Investments (Cost $128,379)				128,389
Total Investments (101.2%) (Cost $1,368,328)				1,503,768
Other Assets and Liabilities-Net (-1.2%)3				(17,440)
Net Assets (100%)				1,486,328

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,525,000.
* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.5% and 2.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $18,244,000 of collateral received for securities on loan.
4 Securities with a value of $4,490,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,375,379	—	—
Temporary Cash Investments	122,995	5,394	—
Futures Contracts—Assets[1]	200	—	—
Total	1,498,574	5,394	—

1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2017	1,288	89,155	2,057

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At March 31, 2017, the cost of investment securities for tax purposes was $1,368,328,000. Net unrealized appreciation of investment securities for tax purposes was $135,440,000, consisting of unrealized gains of $177,614,000 on securities that had risen in value since their purchase and $42,174,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Conservative Allocation Portfolio

Schedule of Investments (unaudited)

As of March 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (28.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	1,604,919	57,584
Vanguard Extended Market Index Fund Investor Shares	164,110	12,448
		70,032
International Stock Fund (12.1%)
Vanguard Total International Stock Index Fund Investor Shares	1,897,696	30,212

U.S. Bond Fund (47.9%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	10,358,547	119,641

International Bond Fund (11.9%)
Vanguard Total International Bond Index Fund Investor Shares	2,747,430	29,700
Total Investment Companies (Cost $246,890)		249,585
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.965% (Cost $--)	1	—

Total Investments (99.9%) (Cost $246,890)		249,585
Other Assets and Liabilities-Net (0.1%)		210
Net Assets (100%)		249,795

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-
day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2017, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2017, the cost of investment securities for tax purposes was $246,890,000. Net unrealized appreciation of investment securities for tax purposes was $2,695,000, consisting of unrealized gains of $8,366,000 on securities that had risen in value since their purchase and $5,671,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Dec. 31, 2016		from		Capital Gain	Mar. 31, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market Index
Fund	11,856	417	339	32	—	12,448
Vanguard Market Liquidity Fund	25	NA2	NA2	—	—	—
Vanguard Total International Bond
Index Fund	28,144	1,845	213	72	—	29,700
Vanguard Total International Stock
Index Fund	28,157	865	1,069	91	—	30,212
Vanguard Variable Insurance
Fund- Equity Index Portfolio	52,677	6,912	2,373	1,058	1,806	57,584
Vanguard Variable Insurance
Fund- Total Bond Market Index
Portfolio	111,880	12,604	2,604	2,857	385	119,641
Total	232,739	22,643	6,598	4,110	2,191	249,585

1 Includes net realized gain (loss) on affiliated investment securities sold of $750,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Equity Index Portfolio

Schedule of Investments (unaudited)

As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (12.3%)
* Amazon.com Inc.	89,782	79,595
Home Depot Inc.	276,211	40,556
Comcast Corp. Class A	1,072,816	40,327
Walt Disney Co.	329,835	37,400
McDonald's Corp.	185,691	24,067
* Priceline Group Inc.	11,149	19,845
Starbucks Corp.	330,402	19,292
Time Warner Inc.	175,551	17,153
NIKE Inc. Class B	300,478	16,746
Lowe's Cos. Inc.	196,401	16,146
* Charter Communications Inc. Class A	48,764	15,961
* Netflix Inc.	97,641	14,432
TJX Cos. Inc.	147,825	11,690
General Motors Co.	309,027	10,927
Ford Motor Co.	884,881	10,300
Twenty-First Century Fox Inc. Class A	238,571	7,727
Target Corp.	125,904	6,949
Marriott International Inc. Class A	71,121	6,698
Ross Stores Inc.	89,352	5,886
CBS Corp. Class B	84,081	5,832
* O'Reilly Automotive Inc.	20,777	5,606
Carnival Corp.	94,825	5,586
Newell Brands Inc.	109,035	5,143
Delphi Automotive plc	61,119	4,920
Yum! Brands Inc.	76,245	4,872
* AutoZone Inc.	6,463	4,673
Omnicom Group Inc.	53,015	4,570
* Dollar Tree Inc.	53,387	4,189
VF Corp.	74,840	4,114
Dollar General Corp.	57,688	4,023
* Ulta Beauty Inc.	13,263	3,783
Royal Caribbean Cruises Ltd.	37,992	3,727
Viacom Inc. Class B	78,526	3,661
Twenty-First Century Fox Inc.	110,057	3,498
Expedia Inc.	27,217	3,434
* Mohawk Industries Inc.	14,298	3,281
* DISH Network Corp. Class A	51,159	3,248
Genuine Parts Co.	33,518	3,097
Best Buy Co. Inc.	61,591	3,027
* Chipotle Mexican Grill Inc. Class A	6,506	2,899
Whirlpool Corp.	16,815	2,881
Coach Inc.	63,661	2,631
L Brands Inc.	54,589	2,571
DR Horton Inc.	76,827	2,559
* CarMax Inc.	42,687	2,528
Hasbro Inc.	25,190	2,515
Advance Auto Parts Inc.	16,676	2,472
Harley-Davidson Inc.	40,036	2,422
Darden Restaurants Inc.	28,049	2,347

	Lennar Corp. Class A	45,845	2,347
	Tiffany & Co.	24,107	2,297
	Foot Locker Inc.	30,378	2,273
	Interpublic Group of Cos. Inc.	88,667	2,179
	Wynn Resorts Ltd.	18,155	2,081
	Macy's Inc.	69,123	2,049
*	LKQ Corp.	69,818	2,044
	Tractor Supply Co.	29,546	2,038
	Goodyear Tire & Rubber Co.	56,584	2,037
	Mattel Inc.	77,658	1,989
	Wyndham Worldwide Corp.	23,576	1,987
	BorgWarner Inc.	45,250	1,891
	PVH Corp.	18,005	1,863
	Hanesbrands Inc.	85,935	1,784
	Scripps Networks Interactive Inc. Class A	21,871	1,714
	Kohl's Corp.	39,671	1,579
	PulteGroup Inc.	66,425	1,564
	Leggett & Platt Inc.	30,144	1,517
	News Corp. Class A	112,923	1,468
*	Michael Kors Holdings Ltd.	36,659	1,397
*	Discovery Communications Inc.	49,218	1,393
	Garmin Ltd.	26,415	1,350
	Bed Bath & Beyond Inc.	34,108	1,346
	Staples Inc.	147,351	1,292
	TEGNA Inc.	49,632	1,272
^	Nordstrom Inc.	26,646	1,241
	Gap Inc.	50,209	1,220
*	TripAdvisor Inc.	25,817	1,114
	Signet Jewelers Ltd.	15,720	1,089
	H&R Block Inc.	46,318	1,077
	Ralph Lauren Corp. Class A	12,932	1,056
*	Discovery Communications Inc. Class A	34,818	1,013
*,^ Under Armour Inc. Class A		41,467	820
*	Under Armour Inc.	41,752	764
*	AutoNation Inc.	15,181	642
			566,593
Consumer Staples (9.3%)
	Procter & Gamble Co.	579,549	52,072
	Philip Morris International Inc.	351,700	39,707
	Coca-Cola Co.	875,987	37,177
	PepsiCo Inc.	323,600	36,198
	Altria Group Inc.	439,675	31,402
	Wal-Mart Stores Inc.	341,429	24,610
	CVS Health Corp.	232,561	18,256
	Costco Wholesale Corp.	99,572	16,697
	Walgreens Boots Alliance Inc.	193,335	16,056
	Mondelez International Inc. Class A	346,055	14,908
	Colgate-Palmolive Co.	200,172	14,651
	Kraft Heinz Co.	135,220	12,279
	Reynolds American Inc.	187,556	11,820
	Kimberly-Clark Corp.	80,712	10,624
	General Mills Inc.	131,514	7,761
	Constellation Brands Inc. Class A	39,105	6,338
	Kroger Co.	209,538	6,179
	Archer-Daniels-Midland Co.	129,312	5,954
	Sysco Corp.	112,308	5,831
	Estee Lauder Cos. Inc. Class A	50,268	4,262

*	Monster Beverage Corp.	90,866	4,195
	Kellogg Co.	57,118	4,147
	Dr Pepper Snapple Group Inc.	41,542	4,068
	Tyson Foods Inc. Class A	65,132	4,019
	Molson Coors Brewing Co. Class B	41,860	4,006
	Clorox Co.	29,087	3,922
	Conagra Brands Inc.	93,571	3,775
	Mead Johnson Nutrition Co.	41,581	3,704
	JM Smucker Co.	26,395	3,460
	Hershey Co.	31,590	3,451
	Church & Dwight Co. Inc.	57,988	2,892
	Campbell Soup Co.	44,016	2,519
	McCormick & Co. Inc.	25,665	2,504
	Whole Foods Market Inc.	72,240	2,147
	Hormel Foods Corp.	61,320	2,124
	Coty Inc. Class A	105,784	1,918
	Brown-Forman Corp. Class B	39,750	1,836
			427,469
Energy (6.5%)
	Exxon Mobil Corp.	940,027	77,092
	Chevron Corp.	429,161	46,079
	Schlumberger Ltd.	316,075	24,685
	ConocoPhillips	280,187	13,973
	EOG Resources Inc.	130,782	12,758
	Occidental Petroleum Corp.	173,345	10,983
	Halliburton Co.	196,570	9,673
	Kinder Morgan Inc.	435,284	9,463
	Phillips 66	100,040	7,925
	Anadarko Petroleum Corp.	126,809	7,862
	Pioneer Natural Resources Co.	38,447	7,160
	Valero Energy Corp.	102,335	6,784
	Marathon Petroleum Corp.	119,804	6,055
	Baker Hughes Inc.	96,485	5,772
	Williams Cos. Inc.	187,231	5,540
	Devon Energy Corp.	118,523	4,945
	Apache Corp.	85,789	4,409
*	Concho Resources Inc.	33,618	4,315
	National Oilwell Varco Inc.	85,622	3,433
*	TechnipFMC plc	105,510	3,429
	Noble Energy Inc.	98,886	3,396
	Marathon Oil Corp.	191,483	3,025
	Hess Corp.	60,843	2,933
	ONEOK Inc.	47,812	2,651
	Cimarex Energy Co.	21,606	2,582
	Cabot Oil & Gas Corp.	107,024	2,559
	EQT Corp.	39,157	2,392
	Tesoro Corp.	26,663	2,161
*	Newfield Exploration Co.	44,938	1,659
	Helmerich & Payne Inc.	24,328	1,619
	Range Resources Corp.	42,381	1,233
*	Transocean Ltd.	87,758	1,093
	Murphy Oil Corp.	36,637	1,047
*,^ Chesapeake Energy Corp.		171,143	1,017
*	Southwestern Energy Co.	112,475	919
			302,621

Financials (14.3%)
JPMorgan Chase & Co.	809,732	71,127
* Berkshire Hathaway Inc. Class B	399,063	66,516
Wells Fargo & Co.	1,020,760	56,815
Bank of America Corp.	2,272,546	53,609
Citigroup Inc.	628,127	37,575
Goldman Sachs Group Inc.	83,986	19,293
US Bancorp	360,982	18,591
Chubb Ltd.	105,632	14,392
Morgan Stanley	325,816	13,958
American Express Co.	171,690	13,582
PNC Financial Services Group Inc.	110,296	13,262
American International Group Inc.	210,960	13,170
MetLife Inc.	246,468	13,018
Charles Schwab Corp.	275,461	11,242
Bank of New York Mellon Corp.	235,268	11,112
BlackRock Inc.	27,588	10,580
Prudential Financial Inc.	97,565	10,408
Capital One Financial Corp.	109,028	9,448
CME Group Inc.	77,035	9,152
Marsh & McLennan Cos. Inc.	116,771	8,628
BB&T Corp.	183,290	8,193
Intercontinental Exchange Inc.	135,125	8,090
S&P Global Inc.	58,645	7,667
Travelers Cos. Inc.	63,251	7,624
Aon plc	59,386	7,049
Allstate Corp.	82,584	6,730
Aflac Inc.	91,064	6,595
State Street Corp.	81,400	6,480
SunTrust Banks Inc.	111,531	6,168
Synchrony Financial	174,639	5,990
Discover Financial Services	87,143	5,960
M&T Bank Corp.	34,859	5,394
* Berkshire Hathaway Inc. Class A	21	5,247
Progressive Corp.	131,179	5,140
Ameriprise Financial Inc.	34,927	4,529
KeyCorp	242,682	4,315
Fifth Third Bancorp	169,714	4,311
Northern Trust Corp.	48,847	4,229
Moody's Corp.	37,540	4,206
Hartford Financial Services Group Inc.	84,864	4,079
Citizens Financial Group Inc.	115,015	3,974
Regions Financial Corp.	273,253	3,970
Principal Financial Group Inc.	60,664	3,828
Willis Towers Watson plc	28,931	3,787
T. Rowe Price Group Inc.	55,239	3,765
Lincoln National Corp.	51,350	3,361
Franklin Resources Inc.	78,324	3,301
Huntington Bancshares Inc.	245,345	3,285
Loews Corp.	62,627	2,929
Invesco Ltd.	91,554	2,804
Comerica Inc.	39,628	2,718
Cincinnati Financial Corp.	34,015	2,458
Unum Group	51,923	2,435
XL Group Ltd.	60,843	2,425
Arthur J Gallagher & Co.	40,374	2,283
Raymond James Financial Inc.	28,792	2,196

* E*TRADE Financial Corp.	62,151	2,168
Affiliated Managers Group Inc.	12,808	2,100
Zions Bancorporation	46,095	1,936
Leucadia National Corp.	74,314	1,932
Torchmark Corp.	24,634	1,898
Nasdaq Inc.	26,017	1,807
CBOE Holdings Inc.	20,897	1,694
People's United Financial Inc.	74,647	1,359
Assurant Inc.	12,887	1,233
Navient Corp.	67,635	998
Suffolk Bancorp	1,322	53
		660,171
Health Care (13.8%)
Johnson & Johnson	615,150	76,617
Pfizer Inc.	1,349,170	46,155
Merck & Co. Inc.	622,461	39,551
UnitedHealth Group Inc.	218,100	35,771
Amgen Inc.	166,946	27,391
Medtronic plc	310,347	25,002
AbbVie Inc.	361,374	23,547
* Celgene Corp.	176,380	21,947
Bristol-Myers Squibb Co.	379,196	20,621
Gilead Sciences Inc.	296,338	20,127
Eli Lilly & Co.	220,109	18,513
Allergan plc	75,989	18,155
Abbott Laboratories	391,729	17,397
Thermo Fisher Scientific Inc.	88,539	13,600
* Biogen Inc.	48,948	13,383
Danaher Corp.	138,392	11,837
Aetna Inc.	79,786	10,177
Anthem Inc.	59,958	9,916
Stryker Corp.	70,188	9,240
* Express Scripts Holding Co.	137,310	9,050
Becton Dickinson and Co.	48,147	8,832
Cigna Corp.	58,309	8,542
* Boston Scientific Corp.	309,162	7,689
McKesson Corp.	47,974	7,113
Humana Inc.	33,864	6,981
* Regeneron Pharmaceuticals Inc.	17,243	6,682
* Intuitive Surgical Inc.	8,302	6,363
* Alexion Pharmaceuticals Inc.	50,803	6,159
* Vertex Pharmaceuticals Inc.	56,185	6,144
Zoetis Inc.	111,171	5,933
* HCA Holdings Inc.	65,480	5,827
Cardinal Health Inc.	71,369	5,820
Baxter International Inc.	110,193	5,715
* Illumina Inc.	33,262	5,676
Zimmer Biomet Holdings Inc.	45,515	5,558
* Incyte Corp.	40,006	5,348
* Edwards Lifesciences Corp.	48,222	4,536
CR Bard Inc.	16,334	4,060
* Mylan NV	104,032	4,056
* Cerner Corp.	66,576	3,918
Agilent Technologies Inc.	72,731	3,845
AmerisourceBergen Corp. Class A	37,506	3,319
* Laboratory Corp. of America Holdings	23,078	3,311
Dentsply Sirona Inc.	52,004	3,247

* IDEXX Laboratories Inc.	20,070	3,103
* Henry Schein Inc.	17,950	3,051
Quest Diagnostics Inc.	30,980	3,042
* Waters Corp.	18,107	2,830
* Mettler-Toledo International Inc.	5,858	2,805
* Centene Corp.	38,903	2,772
* Hologic Inc.	63,169	2,688
Universal Health Services Inc. Class B	20,152	2,508
* DaVita Inc.	35,604	2,420
Cooper Cos. Inc.	11,107	2,220
Perrigo Co. plc	32,554	2,161
* Varian Medical Systems Inc.	21,272	1,939
* Envision Healthcare Corp.	26,393	1,618
PerkinElmer Inc.	24,856	1,443
* Mallinckrodt plc	23,761	1,059
Patterson Cos. Inc.	19,000	859
		639,189
Industrials (10.0%)
General Electric Co.	1,977,742	58,937
3M Co.	135,237	25,875
Boeing Co.	129,156	22,843
Honeywell International Inc.	172,623	21,555
Union Pacific Corp.	184,566	19,549
United Technologies Corp.	169,938	19,069
United Parcel Service Inc. Class B	156,295	16,770
Lockheed Martin Corp.	56,596	15,145
Caterpillar Inc.	133,033	12,340
General Dynamics Corp.	64,532	12,080
FedEx Corp.	55,655	10,861
Raytheon Co.	66,410	10,128
CSX Corp.	210,049	9,778
Northrop Grumman Corp.	39,587	9,415
Illinois Tool Works Inc.	70,710	9,367
Johnson Controls International plc	212,832	8,965
Emerson Electric Co.	146,310	8,758
Delta Air Lines Inc.	165,732	7,617
Eaton Corp. plc	101,977	7,562
Southwest Airlines Co.	139,489	7,499
Norfolk Southern Corp.	65,961	7,386
Deere & Co.	66,491	7,238
Waste Management Inc.	91,735	6,689
PACCAR Inc.	79,330	5,331
Cummins Inc.	34,984	5,290
Parker-Hannifin Corp.	30,312	4,860
American Airlines Group Inc.	114,308	4,835
Ingersoll-Rand plc	58,679	4,772
Roper Technologies Inc.	23,017	4,753
Stanley Black & Decker Inc.	34,627	4,601
* United Continental Holdings Inc.	64,905	4,585
Rockwell Automation Inc.	29,056	4,524
Fortive Corp.	68,046	4,098
Equifax Inc.	27,220	3,722
Fastenal Co.	65,668	3,382
Republic Services Inc. Class A	52,002	3,266
Nielsen Holdings plc	76,245	3,150
Textron Inc.	61,290	2,917
L3 Technologies Inc.	17,581	2,906

Rockwell Collins Inc.	29,561	2,872
WW Grainger Inc.	12,300	2,863
* Verisk Analytics Inc. Class A	35,172	2,854
Dover Corp.	35,054	2,817
AMETEK Inc.	52,004	2,812
Arconic Inc.	99,559	2,622
Alaska Air Group Inc.	27,914	2,574
TransDigm Group Inc.	11,238	2,474
CH Robinson Worldwide Inc.	31,982	2,472
Cintas Corp.	19,450	2,461
Masco Corp.	72,055	2,449
Pentair plc	37,974	2,384
* United Rentals Inc.	19,058	2,383
Expeditors International of Washington Inc.	40,558	2,291
Snap-on Inc.	13,036	2,199
Fortune Brands Home & Security Inc.	34,633	2,107
Kansas City Southern	24,257	2,080
Xylem Inc.	40,848	2,051
Acuity Brands Inc.	10,008	2,042
JB Hunt Transport Services Inc.	19,680	1,805
Fluor Corp.	31,276	1,646
Allegion plc	21,593	1,635
* Stericycle Inc.	19,312	1,601
Jacobs Engineering Group Inc.	27,372	1,513
Flowserve Corp.	29,644	1,435
Robert Half International Inc.	28,739	1,403
* Quanta Services Inc.	34,894	1,295
Ryder System Inc.	12,283	927
Dun & Bradstreet Corp.	8,367	903
		463,388
Information Technology (22.0%)
Apple Inc.	1,189,359	170,863
Microsoft Corp.	1,751,744	115,370
* Facebook Inc. Class A	533,888	75,839
* Alphabet Inc. Class A	67,352	57,101
* Alphabet Inc. Class C	66,991	55,573
Intel Corp.	1,071,789	38,659
Cisco Systems Inc.	1,135,243	38,371
Visa Inc. Class A	421,258	37,437
International Business Machines Corp.	194,652	33,897
Oracle Corp.	679,377	30,307
Mastercard Inc. Class A	213,650	24,029
Broadcom Ltd.	90,914	19,907
QUALCOMM Inc.	334,863	19,201
Texas Instruments Inc.	226,669	18,260
Accenture plc Class A	141,165	16,923
* Adobe Systems Inc.	112,379	14,624
NVIDIA Corp.	133,606	14,554
* salesforce.com Inc.	148,520	12,251
* PayPal Holdings Inc.	254,574	10,952
Automatic Data Processing Inc.	101,833	10,427
Applied Materials Inc.	244,804	9,523
* Yahoo! Inc.	198,979	9,235
Hewlett Packard Enterprise Co.	377,440	8,945
* Cognizant Technology Solutions Corp. Class A	138,044	8,216
Activision Blizzard Inc.	156,815	7,819
* eBay Inc.	229,174	7,693

HP Inc.	383,240	6,852
* Micron Technology Inc.	234,999	6,792
Analog Devices Inc.	82,612	6,770
Intuit Inc.	55,159	6,398
* Electronic Arts Inc.	69,960	6,263
TE Connectivity Ltd.	80,679	6,015
Fidelity National Information Services Inc.	74,674	5,946
Corning Inc.	210,388	5,681
* Fiserv Inc.	48,530	5,596
Western Digital Corp.	65,398	5,397
Amphenol Corp. Class A	69,500	4,946
Lam Research Corp.	36,925	4,740
Symantec Corp.	139,652	4,285
Paychex Inc.	72,099	4,247
Skyworks Solutions Inc.	41,887	4,104
* Autodesk Inc.	44,471	3,845
Microchip Technology Inc.	48,907	3,608
* Red Hat Inc.	40,468	3,501
KLA-Tencor Corp.	35,493	3,374
Xilinx Inc.	56,576	3,275
Motorola Solutions Inc.	37,223	3,209
Alliance Data Systems Corp.	12,699	3,162
Harris Corp.	28,159	3,133
Seagate Technology plc	66,750	3,066
* Citrix Systems Inc.	35,496	2,960
Global Payments Inc.	34,705	2,800
NetApp Inc.	61,673	2,581
* Advanced Micro Devices Inc.	173,681	2,527
* Synopsys Inc.	34,222	2,468
Juniper Networks Inc.	86,671	2,412
* Akamai Technologies Inc.	39,052	2,331
CA Inc.	71,147	2,257
Western Union Co.	109,099	2,220
* F5 Networks Inc.	14,606	2,082
Total System Services Inc.	37,148	1,986
* Qorvo Inc.	28,749	1,971
* VeriSign Inc.	20,250	1,764
Xerox Corp.	191,944	1,409
FLIR Systems Inc.	31,063	1,127
CSRA Inc.	33,514	982
* Teradata Corp.	30,008	934
Computer Sciences Corp.	5,539	382
		1,015,374
Materials (2.8%)
Dow Chemical Co.	253,048	16,079
EI du Pont de Nemours & Co.	196,012	15,746
Monsanto Co.	99,480	11,261
Praxair Inc.	64,634	7,666
Ecolab Inc.	59,375	7,442
LyondellBasell Industries NV Class A	74,896	6,830
Air Products & Chemicals Inc.	49,235	6,661
PPG Industries Inc.	58,146	6,110
Sherwin-Williams Co.	18,343	5,690
International Paper Co.	92,906	4,718
Nucor Corp.	72,060	4,303
* Freeport-McMoRan Inc.	300,390	4,013
Newmont Mining Corp.	120,081	3,958

Vulcan Materials Co.	30,077	3,624
Martin Marietta Materials Inc.	14,254	3,111
WestRock Co.	56,840	2,957
Ball Corp.	39,772	2,953
Albemarle Corp.	25,540	2,698
Eastman Chemical Co.	33,006	2,667
International Flavors & Fragrances Inc.	17,942	2,378
Mosaic Co.	79,443	2,318
FMC Corp.	30,094	2,094
Sealed Air Corp.	43,496	1,896
Avery Dennison Corp.	20,428	1,646
CF Industries Holdings Inc.	53,465	1,569
		130,388
Real Estate (2.9%)
Simon Property Group Inc.	72,498	12,472
American Tower Corporation	96,840	11,770
Crown Castle International Corp.	81,529	7,700
Public Storage	33,859	7,412
Equinix Inc.	17,624	7,056
Prologis Inc.	119,621	6,206
Welltower Inc.	81,931	5,802
Weyerhaeuser Co.	169,225	5,750
AvalonBay Communities Inc.	31,220	5,732
Ventas Inc.	80,097	5,210
Equity Residential	83,304	5,183
Boston Properties Inc.	34,787	4,606
Vornado Realty Trust	38,894	3,901
Digital Realty Trust Inc.	36,041	3,834
Realty Income Corp.	61,609	3,668
Essex Property Trust Inc.	14,807	3,428
HCP Inc.	105,831	3,310
Host Hotels & Resorts Inc.	167,618	3,128
* GGP Inc.	132,482	3,071
Mid-America Apartment Communities Inc.	25,747	2,620
SL Green Realty Corp.	22,654	2,415
* CBRE Group Inc. Class A	68,216	2,373
Alexandria Real Estate Equities Inc.	20,010	2,212
Regency Centers Corp.	33,181	2,203
UDR Inc.	60,678	2,200
Federal Realty Investment Trust	16,298	2,176
Extra Space Storage Inc.	28,582	2,126
Kimco Realty Corp.	96,222	2,126
Iron Mountain Inc.	55,069	1,964
Macerich Co.	27,477	1,770
Apartment Investment & Management Co.	35,233	1,563
		134,987
Telecommunication Services (2.4%)
AT&T Inc.	1,392,226	57,847
Verizon Communications Inc.	924,108	45,050
* Level 3 Communications Inc.	66,065	3,780
CenturyLink Inc.	123,574	2,913
Frontier Communications Corp.	9,870	21
		109,611
Utilities (3.2%)
NextEra Energy Inc.	106,089	13,619
Duke Energy Corp.	158,612	13,008

	Southern Co.			224,692	11,185
	Dominion Resources Inc.			142,468	11,051
	PG&E Corp.			114,925	7,626
	Exelon Corp.			210,123	7,560
	American Electric Power Co. Inc.			111,463	7,483
	Sempra Energy			56,911	6,289
	Edison International			74,013	5,892
	PPL Corp.			154,269	5,768
	Consolidated Edison Inc.			68,967	5,356
	Xcel Energy Inc.			114,640	5,096
	Public Service Enterprise Group Inc.			114,387	5,073
	WEC Energy Group Inc.			71,602	4,341
	Eversource Energy			71,834	4,222
	DTE Energy Co.			40,548	4,140
	FirstEnergy Corp.			99,702	3,173
	American Water Works Co. Inc.			40,485	3,149
	Entergy Corp.			40,593	3,083
	Ameren Corp.			54,811	2,992
	CMS Energy Corp.			63,260	2,830
	CenterPoint Energy Inc.			97,689	2,693
	SCANA Corp.			32,451	2,121
	Pinnacle West Capital Corp.			25,257	2,106
	Alliant Energy Corp.			51,753	2,050
	NiSource Inc.			73,551	1,750
	AES Corp.			148,070	1,655
	NRG Energy Inc.			71,474	1,337
					146,648
Total Common Stocks (Cost $3,230,320)					4,596,439
		Coupon
Temporary Cash Investments (0.9%)1
Money Market Fund (0.8%)
2,3 Vanguard Market Liquidity Fund		0.965%		383,118	38,319

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	0.557%	4/27/17	700	700
4	United States Treasury Bill	0.587%	5/18/17	300	300
4	United States Treasury Bill	0.577%–0.607%	5/25/17	400	399
4	United States Treasury Bill	0.724%–0.759%	6/15/17	200	200
					1,599
Total Temporary Cash Investments (Cost $39,916)					39,918
Total Investments (100.4%) (Cost $3,270,236)					4,636,357
Other Assets and Liabilities-Net (-0.4%)3					(17,691)
Net Assets (100%)					4,618,666

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $859,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $902,000 of collateral received for securities on loan.

4 Securities with a value of $1,099,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,596,439	—	—
Temporary Cash Investments	38,319	1,599	—
Futures Contracts—Liabilities[1]	(51)	—	—
Total	4,634,707	1,599	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	190	22,412	(57)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $3,270,236,000. Net unrealized appreciation of investment securities for tax purposes was $1,366,121,000, consisting of unrealized gains of $1,537,735,000 on securities that had risen in value since their purchase and $171,614,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments (unaudited)

As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Basic Materials (4.5%)
Newmont Mining Corp.	244,312	8,053
* Freeport-McMoRan Inc.	596,573	7,970
Celanese Corp. Class A	64,941	5,835
Albemarle Corp.	51,764	5,468
Arconic Inc.	201,902	5,318
Eastman Chemical Co.	64,161	5,184
Mosaic Co.	161,249	4,705
International Flavors & Fragrances Inc.	32,833	4,352
FMC Corp.	61,562	4,284
Ashland Global Holdings Inc.	28,664	3,549
Avery Dennison Corp.	40,562	3,269
* Axalta Coating Systems Ltd.	99,399	3,201
CF Industries Holdings Inc.	107,030	3,141
Reliance Steel & Aluminum Co.	31,656	2,533
WR Grace & Co.	31,316	2,183
* Alcoa Corp.	37,767	1,299
Westlake Chemical Corp.	17,902	1,183
		71,527
Consumer Goods (12.9%)
* Electronic Arts Inc.	141,852	12,699
Newell Brands Inc.	221,931	10,469
Dr Pepper Snapple Group Inc.	84,248	8,250
Conagra Brands Inc.	200,235	8,078
Clorox Co.	59,047	7,961
Molson Coors Brewing Co. Class B	80,524	7,707
JM Smucker Co.	50,880	6,669
* Mohawk Industries Inc.	29,017	6,659
Genuine Parts Co.	65,001	6,007
Church & Dwight Co. Inc.	118,977	5,933
Whirlpool Corp.	34,287	5,874
DR Horton Inc.	163,332	5,441
Coach Inc.	128,939	5,329
Hasbro Inc.	51,444	5,135
McCormick & Co. Inc.	52,342	5,106
Bunge Ltd.	64,169	5,086
Delphi Automotive plc	62,110	4,999
Harley-Davidson Inc.	81,210	4,913
Lennar Corp. Class A	92,887	4,755
* WhiteWave Foods Co. Class A	81,427	4,572
Lear Corp.	31,981	4,528
Snap-on Inc.	26,721	4,507
Hormel Foods Corp.	121,808	4,218
BorgWarner Inc.	97,682	4,082
Mattel Inc.	157,285	4,028
* LKQ Corp.	134,229	3,929
Leucadia National Corp.	148,822	3,869
Tyson Foods Inc. Class A	62,606	3,863
PVH Corp.	36,497	3,776

Coty Inc. Class A	205,932	3,734
Hanesbrands Inc.	174,015	3,613
* NVR Inc.	1,620	3,413
PulteGroup Inc.	131,423	3,095
Lamb Weston Holdings Inc.	67,045	2,820
* WABCO Holdings Inc.	23,862	2,802
* Michael Kors Holdings Ltd.	70,855	2,700
* Lululemon Athletica Inc.	43,978	2,281
^ Polaris Industries Inc.	26,081	2,186
Ralph Lauren Corp. Class A	25,819	2,107
Goodyear Tire & Rubber Co.	57,810	2,081
Ingredion Inc.	16,558	1,994
* Under Armour Inc. Class A	84,970	1,681
* Under Armour Inc.	86,591	1,585
* Edgewell Personal Care Co.	13,175	964
^ Pilgrim's Pride Corp.	23,322	525
Lennar Corp. Class B	4,820	201
		206,224
Consumer Services (11.1%)
* Dollar Tree Inc.	103,148	8,093
* Ulta Beauty Inc.	27,197	7,757
Royal Caribbean Cruises Ltd.	78,973	7,748
Expedia Inc.	56,768	7,162
Nielsen Holdings plc	164,473	6,794
MGM Resorts International	237,186	6,499
Best Buy Co. Inc.	122,831	6,037
Ross Stores Inc.	90,626	5,970
* Chipotle Mexican Grill Inc. Class A	13,221	5,890
Alaska Air Group Inc.	56,724	5,231
Tiffany & Co.	54,331	5,178
* CarMax Inc.	86,064	5,097
Darden Restaurants Inc.	57,286	4,793
Advance Auto Parts Inc.	32,144	4,766
Foot Locker Inc.	60,897	4,556
Interpublic Group of Cos. Inc.	180,373	4,432
Whole Foods Market Inc.	146,330	4,349
Wynn Resorts Ltd.	37,492	4,297
Aramark	113,787	4,195
Macy's Inc.	140,768	4,172
Tractor Supply Co.	60,469	4,171
* United Continental Holdings Inc.	58,300	4,118
Wyndham Worldwide Corp.	48,395	4,079
* Liberty Interactive Corp. QVC Group Class A	190,938	3,823
* Norwegian Cruise Line Holdings Ltd.	73,044	3,706
AmerisourceBergen Corp. Class A	37,508	3,320
Kohl's Corp.	81,046	3,227
* Liberty Media Corp-Liberty SiriusXM Class C	81,825	3,173
FactSet Research Systems Inc.	18,255	3,011
News Corp. Class A	230,453	2,996
Scripps Networks Interactive Inc. Class A	37,187	2,914
* Discovery Communications Inc.	102,376	2,898
Gap Inc.	110,024	2,673
Staples Inc.	302,429	2,652
^ Nordstrom Inc.	55,709	2,594
Bed Bath & Beyond Inc.	65,543	2,586
Signet Jewelers Ltd.	32,095	2,223
* TripAdvisor Inc.	51,258	2,212

* Discovery Communications Inc. Class A	70,692	2,056
* Liberty Media Corp-Liberty SiriusXM Class A	40,253	1,567
* AutoNation Inc.	32,971	1,394
H&R Block Inc.	47,535	1,105
* Rite Aid Corp.	243,749	1,036
Williams-Sonoma Inc.	18,086	970
* Hyatt Hotels Corp. Class A	15,530	838
		178,358
Financials (22.9%)
Equinix Inc.	35,360	14,157
M&T Bank Corp.	63,874	9,883
KeyCorp	497,139	8,839
Moody's Corp.	74,730	8,373
Principal Financial Group Inc.	132,405	8,356
Hartford Financial Services Group Inc.	173,756	8,352
Regions Financial Corp.	566,198	8,227
Citizens Financial Group Inc.	235,486	8,136
Willis Towers Watson plc	59,789	7,826
Digital Realty Trust Inc.	73,224	7,790
Equifax Inc.	55,167	7,544
Realty Income Corp.	124,046	7,384
Essex Property Trust Inc.	30,156	6,982
Lincoln National Corp.	103,621	6,782
* SBA Communications Corp. Class A	56,201	6,765
Huntington Bancshares Inc.	499,818	6,693
* IHS Markit Ltd.	159,214	6,679
First Republic Bank	70,736	6,636
Host Hotels & Resorts Inc.	340,615	6,356
* Markel Corp.	6,118	5,970
AvalonBay Communities Inc.	31,577	5,798
* Liberty Broadband Corp.	66,815	5,773
Invesco Ltd.	185,907	5,694
Comerica Inc.	80,887	5,547
Mid-America Apartment Communities Inc.	52,266	5,318
Cincinnati Financial Corp.	72,077	5,209
Annaly Capital Management Inc.	468,127	5,201
* Arch Capital Group Ltd.	53,743	5,093
Unum Group	105,585	4,951
SL Green Realty Corp.	46,315	4,938
XL Group Ltd.	121,738	4,852
Arthur J Gallagher & Co.	82,119	4,643
FNF Group	118,957	4,632
* CBRE Group Inc. Class A	131,741	4,583
Raymond James Financial Inc.	59,422	4,532
Alexandria Real Estate Equities Inc.	40,891	4,519
Western Union Co.	220,988	4,497
UDR Inc.	122,822	4,454
Federal Realty Investment Trust	33,208	4,433
Regency Centers Corp.	66,496	4,415
* E*TRADE Financial Corp.	126,531	4,415
Ally Financial Inc.	216,785	4,407
Duke Realty Corp.	163,375	4,292
Macerich Co.	66,054	4,254
* Alleghany Corp.	6,731	4,137
Affiliated Managers Group Inc.	25,226	4,136
Iron Mountain Inc.	115,112	4,106
Kimco Realty Corp.	185,474	4,097

MSCI Inc. Class A	42,113	4,093
Extra Space Storage Inc.	54,898	4,084
Torchmark Corp.	51,852	3,995
CIT Group Inc.	92,802	3,984
Zions Bancorporation	93,593	3,931
VEREIT Inc.	447,623	3,800
Reinsurance Group of America Inc. Class A	29,574	3,755
Nasdaq Inc.	53,206	3,695
SEI Investments Co.	65,808	3,319
Voya Financial Inc.	87,014	3,303
Everest Re Group Ltd.	14,080	3,292
Camden Property Trust	40,219	3,236
AGNC Investment Corp.	152,115	3,026
Brixmor Property Group Inc.	139,852	3,001
WR Berkley Corp.	42,221	2,982
New York Community Bancorp Inc.	212,613	2,970
People's United Financial Inc.	158,117	2,878
Lazard Ltd. Class A	59,584	2,740
Axis Capital Holdings Ltd.	39,692	2,661
Jones Lang LaSalle Inc.	20,750	2,313
* SVB Financial Group	11,969	2,227
* Athene Holding Ltd. Class A	39,836	1,991
Assurant Inc.	12,764	1,221
Navient Corp.	69,823	1,031
* Liberty Broadband Corp. Class A	11,612	988
* Invitation Homes Inc.	43,335	946
* Santander Consumer USA Holdings Inc.	24,438	326
		366,444
Health Care (8.1%)
* Incyte Corp.	69,692	9,316
* Edwards Lifesciences Corp.	97,770	9,197
CR Bard Inc.	33,129	8,234
* BioMarin Pharmaceutical Inc.	79,160	6,949
* Laboratory Corp. of America Holdings	47,407	6,801
Dentsply Sirona Inc.	106,191	6,630
* IDEXX Laboratories Inc.	40,492	6,260
Quest Diagnostics Inc.	63,374	6,223
* Henry Schein Inc.	36,488	6,202
* Waters Corp.	35,199	5,502
* Hologic Inc.	128,579	5,471
* Centene Corp.	75,343	5,369
* Quintiles IMS Holdings Inc.	65,146	5,246
Universal Health Services Inc. Class B	41,276	5,137
* DaVita Inc.	72,561	4,932
ResMed Inc.	65,258	4,697
Cooper Cos. Inc.	22,508	4,499
Perrigo Co. plc	62,566	4,154
* Alkermes plc	70,542	4,127
* Varian Medical Systems Inc.	42,925	3,912
* Jazz Pharmaceuticals plc	26,127	3,792
* Mallinckrodt plc	48,112	2,144
* Envision Healthcare Corp.	27,290	1,673
* Seattle Genetics Inc.	21,400	1,345
* TESARO Inc.	8,590	1,322
		129,134

Industrials (16.3%)
* Fiserv Inc.	98,700	11,381
Amphenol Corp. Class A	141,513	10,072
Roper Technologies Inc.	46,656	9,634
Vulcan Materials Co.	60,990	7,348
Waste Connections Inc.	80,665	7,116
Fastenal Co.	133,072	6,853
Martin Marietta Materials Inc.	29,213	6,376
Alliance Data Systems Corp.	25,264	6,291
* FleetCor Technologies Inc.	40,547	6,140
WestRock Co.	115,335	6,001
Ball Corp.	80,529	5,980
Rockwell Collins Inc.	60,190	5,848
Dover Corp.	71,513	5,746
* Mettler-Toledo International Inc.	11,948	5,722
AMETEK Inc.	105,696	5,716
Global Payments Inc.	70,061	5,653
* Verisk Analytics Inc. Class A	68,969	5,596
WW Grainger Inc.	23,315	5,427
Textron Inc.	111,955	5,328
L3 Technologies Inc.	32,229	5,327
CH Robinson Worldwide Inc.	65,070	5,029
Masco Corp.	147,193	5,003
Cintas Corp.	38,701	4,897
* United Rentals Inc.	38,814	4,854
TransDigm Group Inc.	21,900	4,822
* Vantiv Inc. Class A	74,051	4,748
Pentair plc	75,155	4,718
Expeditors International of Washington Inc.	82,842	4,680
Fortune Brands Home & Security Inc.	71,038	4,323
Kansas City Southern	49,081	4,209
Xylem Inc.	82,440	4,140
Acuity Brands Inc.	20,262	4,133
Total System Services Inc.	76,000	4,063
Sealed Air Corp.	89,131	3,884
JB Hunt Transport Services Inc.	40,974	3,759
* Trimble Inc.	115,070	3,683
* Sensata Technologies Holding NV	78,481	3,427
* Crown Holdings Inc.	64,369	3,408
Fluor Corp.	64,020	3,369
* Stericycle Inc.	39,080	3,239
ManpowerGroup Inc.	31,113	3,191
Owens Corning	51,634	3,169
Wabtec Corp.	39,686	3,096
Jacobs Engineering Group Inc.	55,588	3,073
Hubbell Inc. Class B	25,450	3,055
* Arrow Electronics Inc.	40,934	3,005
B/E Aerospace Inc.	46,761	2,998
Macquarie Infrastructure Corp.	36,135	2,912
Xerox Corp.	395,916	2,906
Flowserve Corp.	59,906	2,901
Robert Half International Inc.	55,745	2,722
Avnet Inc.	59,348	2,716
Allison Transmission Holdings Inc.	72,217	2,604
* First Data Corp. Class A	155,836	2,415
Huntington Ingalls Industries Inc.	10,577	2,118

	FLIR Systems Inc.	31,367	1,138
			261,962
Oil & Gas (4.6%)
*	Concho Resources Inc.	68,167	8,749
	National Oilwell Varco Inc.	174,395	6,991
	Marathon Oil Corp.	390,010	6,162
	Cimarex Energy Co.	43,729	5,225
	Cabot Oil & Gas Corp.	213,705	5,110
	EQT Corp.	79,880	4,881
	Devon Energy Corp.	114,711	4,786
	Tesoro Corp.	53,747	4,357
*	Cheniere Energy Inc.	91,724	4,336
	Range Resources Corp.	114,625	3,336
	OGE Energy Corp.	91,734	3,209
	Helmerich & Payne Inc.	44,878	2,987
	Targa Resources Corp.	42,335	2,536
	Core Laboratories NV	20,267	2,341
*	Antero Resources Corp.	102,164	2,330
	HollyFrontier Corp.	82,105	2,327
*	Weatherford International plc	228,096	1,517
*	Energen Corp.	22,455	1,222
	Murphy Oil Corp.	37,752	1,079
*	Continental Resources Inc.	21,615	982
			74,463
Technology (13.3%)
	Western Digital Corp.	132,667	10,949
	Lam Research Corp.	74,920	9,617
	Symantec Corp.	284,621	8,732
*	Autodesk Inc.	97,292	8,413
	Skyworks Solutions Inc.	85,102	8,338
*	Cerner Corp.	136,493	8,033
	Microchip Technology Inc.	99,555	7,345
*	Red Hat Inc.	82,126	7,104
*	Micron Technology Inc.	241,095	6,968
	KLA-Tencor Corp.	72,086	6,853
*	ServiceNow Inc.	76,318	6,676
	Xilinx Inc.	114,672	6,638
*	Dell Technologies Inc. Class V	102,549	6,571
	Motorola Solutions Inc.	75,781	6,534
	Harris Corp.	57,376	6,384
	Seagate Technology plc	135,787	6,237
	Maxim Integrated Products Inc.	130,047	5,847
*	Citrix Systems Inc.	68,324	5,698
*	Advanced Micro Devices Inc.	367,463	5,347
	NetApp Inc.	126,527	5,295
*	Synopsys Inc.	69,237	4,994
*	Workday Inc. Class A	57,529	4,791
	Juniper Networks Inc.	165,998	4,620
*	Akamai Technologies Inc.	75,806	4,526
*	Palo Alto Networks Inc.	40,082	4,516
	CDK Global Inc.	66,716	4,337
*	F5 Networks Inc.	29,834	4,253
*	ANSYS Inc.	39,291	4,199
*	Qorvo Inc.	58,245	3,993
*	Twitter Inc.	262,780	3,929
*	Gartner Inc.	36,157	3,905

*	Splunk Inc.			62,485	3,892
*	VeriSign Inc.			40,040	3,488
	Marvell Technology Group Ltd.			174,995	2,670
	LogMeIn Inc.			24,466	2,385
	CA Inc.			72,125	2,288
	Computer Sciences Corp.			32,779	2,262
	Garmin Ltd.			43,250	2,211
*	Nuance Communications Inc.			67,012	1,160
*	Premier Inc. Class A			23,232	739
					212,737
Telecommunications (0.8%)
*	Level 3 Communications Inc.			132,507	7,582
	CenturyLink Inc.			125,585	2,960
*	Zayo Group Holdings Inc.			72,980	2,401
	Frontier Communications Corp.			9,841	21
					12,964
Utilities (5.1%)
	WEC Energy Group Inc.			145,197	8,803
	Eversource Energy			145,780	8,569
	DTE Energy Co.			82,576	8,432
	American Water Works Co. Inc.			82,069	6,382
	Entergy Corp.			82,495	6,266
	Ameren Corp.			111,774	6,102
	CMS Energy Corp.			128,910	5,767
	ONEOK Inc.			96,880	5,371
	CenterPoint Energy Inc.			188,016	5,184
	Pinnacle West Capital Corp.			51,219	4,271
	Alliant Energy Corp.			104,746	4,149
	SCANA Corp.			59,180	3,867
	NiSource Inc.			149,749	3,563
	AES Corp.			302,902	3,386
	Avangrid Inc.			28,516	1,219
					81,331
Total Common Stocks (Cost $1,238,796)					1,595,144
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund		0.965%		82,592	8,261

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	0.618%	5/25/17	100	100
4	United States Treasury Bill	0.551%	6/8/17	100	100
4	United States Treasury Bill	0.724%	6/15/17	100	99
					299
Total Temporary Cash Investments (Cost $8,560)					8,560
Total Investments (100.1%) (Cost $1,247,356)					1,603,704
Other Asset and Liabilities-Net (-0.1%)3					(2,036)
Net Assets (100%)					1,601,668

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,406,000.

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,444,000 of collateral received for securities on loan.
4 Securities with a value of $299,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,595,144	—	—
Temporary Cash Investments	8,261	299	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	1,603,404	299	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	7	826	(5)
E-mini S&P Mid-Cap 400 Index	June 2017	29	4,983	9
				4

D. At March 31, 2017, the cost of investment securities for tax purposes was $1,247,356,000. Net unrealized appreciation of investment securities for tax purposes was $356,348,000, consisting of unrealized gains of $405,199,000 on securities that had risen in value since their purchase and $48,851,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

Schedule of Investments (unaudited)

As of March 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (42.4%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	3,125,907	112,158
Vanguard Extended Market Index Fund Investor Shares	319,227	24,213
		136,371
International Stock Fund (17.6%)
Vanguard Total International Stock Index Fund Investor Shares	3,550,381	56,522

U.S. Bond Fund (32.0%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	8,910,074	102,911

International Bond Fund (7.9%)
Vanguard Total International Bond Index Fund Investor Shares	2,364,997	25,566

Total Investment Companies (Cost $307,777)		321,370
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.965% (Cost $132)	1,315	132
Total Investments (99.9%) (Cost $307,909)		321,502
Other Assets and Liabilities-Net (0.1%)		250
Net Assets (100%)		321,752

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2017, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2017, the cost of investment securities for tax purposes was $307,909,000. Net unrealized appreciation of investment securities for tax purposes was $13,593,000, consisting of unrealized gains of $18,198,000 on securities that had risen in value since their purchase and $4,605,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds			March 31,
	Dec. 31, 2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market Index
Fund	22,557	1,262	574	63	—	24,213
Vanguard Market Liquidity Fund	—	NA2	NA2	—	—	132
Vanguard Total International
Bond Index Fund	23,533	2,095	—	60	—	25,566
Vanguard Total International
Stock Index Fund	53,104	2,538	3,406	176	—	56,522
Vanguard Variable Insurance
Fund- Equity Index Portfolio	100,103	13,475	2,016	2,033	3,473	112,158
Vanguard Variable Insurance
Fund- Total Bond Market Index
Portfolio	94,261	13,811	3,233	2,449	330	102,911
Total	293,558	33,181	9,229	4,781	3,803	321,502

1 Includes net realized gain (loss) on affiliated investment securities sold of $1,129,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard REIT Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2017

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (99.8%)1
Diversified REITs (7.6%)
VEREIT Inc.	1,270,543	10,787
Colony NorthStar Inc. Class A	686,133	8,858
WP Carey Inc.	130,914	8,145
Liberty Property Trust	190,649	7,349
Forest City Realty Trust Inc. Class A	313,262	6,823
Spirit Realty Capital Inc.	626,828	6,350
STORE Capital Corp.	219,662	5,245
Gramercy Property Trust	183,506	4,826
Empire State Realty Trust Inc.	177,116	3,656
PS Business Parks Inc.	26,438	3,034
Washington REIT	96,969	3,033
Lexington Realty Trust	277,176	2,766
Select Income REIT	86,883	2,241
American Assets Trust Inc.	43,538	1,822
Global Net Lease Inc.	74,243	1,788
* iStar Inc.	93,283	1,101
Investors Real Estate Trust	158,131	938
First Potomac Realty Trust	74,404	765
Armada Hoffler Properties Inc.	47,798	664
Gladstone Commercial Corp.	31,150	644
One Liberty Properties Inc.	17,617	411
RAIT Financial Trust	121,023	387
Winthrop Realty Trust	32,397	260
		81,893
Health Care REITs (12.5%)
Welltower Inc.	472,424	33,457
Ventas Inc.	461,360	30,007
HCP Inc.	609,892	19,077
Omega Healthcare Investors Inc.	254,567	8,398
Senior Housing Properties Trust	310,198	6,282
Healthcare Trust of America Inc. Class A	185,037	5,821
Medical Properties Trust Inc.	417,940	5,387
Healthcare Realty Trust Inc.	150,999	4,907
Physicians Realty Trust	195,822	3,891
National Health Investors Inc.	51,947	3,773
Care Capital Properties Inc.	109,003	2,929
Sabra Health Care REIT Inc.	84,584	2,362
LTC Properties Inc.	48,800	2,338
* Quality Care Properties Inc.	121,298	2,288
CareTrust REIT Inc.	82,926	1,395
Universal Health Realty Income Trust	16,877	1,089
New Senior Investment Group Inc.	100,024	1,020
		134,421
Hotel & Resort REITs (6.3%)
Host Hotels & Resorts Inc.	964,969	18,006
Hospitality Properties Trust	212,790	6,709
Apple Hospitality REIT Inc.	276,979	5,290
Sunstone Hotel Investors Inc.	282,143	4,325

Park Hotels & Resorts Inc.	167,679	4,304
LaSalle Hotel Properties	147,336	4,266
RLJ Lodging Trust	161,760	3,803
Ryman Hospitality Properties Inc.	59,635	3,687
DiamondRock Hospitality Co.	260,256	2,902
Pebblebrook Hotel Trust	93,419	2,729
Xenia Hotels & Resorts Inc.	138,582	2,366
MGM Growth Properties LLC Class A	75,325	2,038
Chesapeake Lodging Trust	77,645	1,860
Summit Hotel Properties Inc.	112,947	1,805
FelCor Lodging Trust Inc.	171,723	1,290
Hersha Hospitality Trust Class A	54,829	1,030
Chatham Lodging Trust	49,376	975
Ashford Hospitality Trust Inc.	126,095	803
Ashford Hospitality Prime Inc.	33,251	353
		68,541
Industrial REITs (6.3%)
Prologis Inc.	688,856	35,738
Duke Realty Corp.	462,575	12,152
DCT Industrial Trust Inc.	118,672	5,711
First Industrial Realty Trust Inc.	152,249	4,054
EastGroup Properties Inc.	42,272	3,108
STAG Industrial Inc.	98,078	2,454
Rexford Industrial Realty Inc.	85,352	1,922
Terreno Realty Corp.	60,791	1,702
Monmouth Real Estate Investment Corp.	82,561	1,178
		68,019
Office REITs (13.4%)
Boston Properties Inc.	200,594	26,561
Vornado Realty Trust	221,832	22,252
SL Green Realty Corp.	132,183	14,093
Alexandria Real Estate Equities Inc.	103,612	11,451
Kilroy Realty Corp.	120,399	8,678
Douglas Emmett Inc.	186,627	7,166
Hudson Pacific Properties Inc.	201,885	6,993
Highwoods Properties Inc.	129,798	6,377
* Equity Commonwealth	155,407	4,852
Cousins Properties Inc.	546,043	4,516
Corporate Office Properties Trust	123,390	4,084
Piedmont Office Realty Trust Inc. Class A	189,185	4,045
Paramount Group Inc.	230,515	3,737
Brandywine Realty Trust	228,016	3,701
Columbia Property Trust Inc.	153,052	3,405
Mack-Cali Realty Corp.	110,726	2,983
New York REIT Inc.	214,726	2,081
Government Properties Income Trust	90,716	1,899
Franklin Street Properties Corp.	131,463	1,596
Parkway Inc.	57,876	1,151
Tier REIT Inc.	62,597	1,087
Easterly Government Properties Inc.	46,021	911
NorthStar Realty Europe Corp.	73,445	851
		144,470
Residential REITs (15.9%)
AvalonBay Communities Inc.	178,828	32,833
Equity Residential	476,381	29,641
Essex Property Trust Inc.	85,446	19,783

Mid-America Apartment Communities Inc.	148,139	15,072
UDR Inc.	348,580	12,640
Camden Property Trust	114,112	9,182
Apartment Investment & Management Co.	204,691	9,078
American Campus Communities Inc.	172,310	8,200
Equity LifeStyle Properties Inc.	105,452	8,126
Sun Communities Inc.	90,489	7,269
American Homes 4 Rent Class A	299,534	6,877
Colony Starwood Homes	130,755	4,439
Education Realty Trust Inc.	95,379	3,896
Monogram Residential Trust Inc.	205,184	2,046
Silver Bay Realty Trust Corp.	44,067	946
Independence Realty Trust Inc.	90,532	848
NexPoint Residential Trust Inc.	21,987	531
* Invitation Homes Inc.	2,824	62
		171,469
Retail REITs (20.8%)
Simon Property Group Inc.	409,447	70,437
Realty Income Corp.	337,336	20,082
GGP Inc.	750,955	17,407
Regency Centers Corp.	199,351	13,235
Federal Realty Investment Trust	93,622	12,498
Kimco Realty Corp.	554,359	12,246
Macerich Co.	159,406	10,266
Brixmor Property Group Inc.	396,903	8,517
National Retail Properties Inc.	191,917	8,371
Weingarten Realty Investors	158,705	5,299
Taubman Centers Inc.	78,863	5,206
DDR Corp.	406,683	5,096
Retail Properties of America Inc.	309,415	4,462
Tanger Factory Outlet Centers Inc.	125,119	4,100
Urban Edge Properties	129,766	3,413
Acadia Realty Trust	105,141	3,161
Retail Opportunity Investments Corp.	141,942	2,985
Kite Realty Group Trust	108,552	2,334
CBL & Associates Properties Inc.	222,062	2,118
Washington Prime Group Inc.	242,661	2,109
Agree Realty Corp.	34,229	1,642
Ramco-Gershenson Properties Trust	102,757	1,441
Pennsylvania REIT	91,196	1,381
^ Seritage Growth Properties Class A	30,319	1,308
Alexander's Inc.	3,009	1,299
Saul Centers Inc.	16,758	1,033
Getty Realty Corp.	35,612	900
Urstadt Biddle Properties Inc. Class A	38,578	793
Cedar Realty Trust Inc.	111,940	562
Whitestone REIT	38,376	531
		224,232
Specialized REITs (17.0%)
Public Storage	192,137	42,061
Equinix Inc.	99,907	40,000
Digital Realty Trust Inc.	207,292	22,054
Extra Space Storage Inc.	164,070	12,205
Iron Mountain Inc.	326,422	11,643
Gaming and Leisure Properties Inc.	265,785	8,883
EPR Properties	83,048	6,115

CubeSmart			234,147	6,078
CyrusOne Inc.			97,911	5,039
Life Storage Inc.			60,594	4,976
DuPont Fabros Technology Inc.			98,448	4,882
GEO Group Inc.			104,742	4,857
CoreCivic Inc.			153,364	4,819
CoreSite Realty Corp.			44,144	3,975
QTS Realty Trust Inc. Class A			61,954	3,020
Four Corners Property Trust Inc.			74,592	1,703
National Storage Affiliates Trust			55,556	1,328
				183,638
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,053,856)				1,076,683
	Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	0.965%		16,159	1,616

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	0.566%	5/4/17	100	100
Total Temporary Cash Investments (Cost $1,716)				1,716
Total Investments (99.9%) (Cost $1,055,572)				1,078,399
Other Assets and Liabilities-Net (0.1%)3				677
Net Assets (100%)				1,079,076

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $104,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective equity real estate investment trusts and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $106,000 of collateral received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Vanguard REIT Index Portfolio

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Equity Real Estate Investment Trusts	1,076,423	—	260
Temporary Cash Investments	1,616	100	—
Futures Contracts—Assets[1]	9	—	—
Total	1,078,048	100	260
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard REIT Index Portfolio

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones U.S. Real Estate Index	June 2017	65	2,019	65

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $1,055,572,000. Net unrealized appreciation of investment securities for tax purposes was $22,827,000, consisting of unrealized gains of $106,961,000 on securities that had risen in value since their purchase and $84,134,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments (unaudited)

As of March 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	42,683,659	1,531,490
Vanguard Extended Market Index Fund Investor Shares	4,304,657	326,508
Total Investment Companies (Cost $1,581,731)		1,857,998
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.965% (Cost $0)	3	—
Total Investments (100.0%) (Cost $1,581,731)		1,857,998
Other Assets and Liabilities-Net (0.0%)		238
Net Assets (100%)		1,858,236

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2017, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2017, the cost of investment securities for tax purposes was $1,581,731,000. Net unrealized appreciation of investment securities for tax purposes was $276,267,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds			March 31,
	Dec. 31, 2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market Index
Fund	319,586	7,513	14,137	871	—	326,508
Vanguard Market Liquidity Fund	607	NA2	NA2	1	—	—
Vanguard Variable Insurance
Fund – Equity Index Portfolio	1,415,925	115,040	8,930	28,142	48,067	1,531,490
Total	1,736,118	122,553	23,067	29,014	48,067	1,857,998

1Includes net realized gain (loss) on affiliated investment securities sold of 7,502,000.
2Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 18, 2017
VANGUARD VARIABLE INSURANCE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 18, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.